As filed with the Securities and Exchange Commission on February 27, 2019

1933 Act Registration No. 2-47015

1940 Act Registration No. 811-2354

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 120	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

BLACKROCK LIQUIDITY FUNDS

(Exact Name of Registrant As Specified In Charter)

100 Bellevue Parkway Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (800) 441-7450

Charles Park

BlackRock Advisors, LLC

55 East 52nd Street

New York, New York 10055

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)

☒	On February 28, 2019 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

FEBRUARY 28, 2019

PROSPECTUS

BlackRock Liquidity Funds  |  Administration Shares

Ø	TempCash

Administration: BLAXX

Ø	TempFund

Administration: BTMXX

Ø	Federal Trust Fund

Administration: BFTXX

Ø	FedFund

Administration: BLFXX

Ø	T-Fund

Administration: BTAXX

Ø	Treasury Trust Fund

Administration: BITXX

Ø	California Money Fund

Administration: BLCXX

Ø	MuniCash

Administration: BMAXX

Ø	MuniFund

Administration: BIAXX

Ø	New York Money Fund

Administration: BLNXX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7450 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information

	Key Facts About TempCash	3

	Key Facts About TempFund	8

	Key Facts About Federal Trust Fund	12

	Key Facts About FedFund	16

	Key Facts About T-Fund	20

	Key Facts About Treasury Trust Fund	24

	Key Facts About California Money Fund	28

	Key Facts About MuniCash	33

	Key Facts About MuniFund	38

	Key Facts About New York Money Fund	43

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors

	How Each Fund Invests	48

	Investment Risks	52

Account Information	Information about account services, shareholder transactions, and distribution and other payments

	Valuation of Fund Investments and Price of Fund Shares	60

	Purchase of Shares	61

	Redemption of Shares	63

	Additional Purchase and Redemption Information	65

	Liquidity Fees and Redemption Gates	66

	Distribution and Shareholder Servicing Payments	67

	Dividends and Distributions	67

	Federal Taxes	67

	State and Local Taxes	69

Management of the Funds	Information About BlackRock

	BlackRock	71

	Conflicts of Interest	73

	Master/Feeder Structure	74

Financial Highlights	Financial Performance of the Funds	75

General Information	Certain Fund Policies	85

Glossary	Glossary of Investment Terms	86

For More Information	Funds and Service Providers	87

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares*

Management Fee	0.29%

Distribution (12b-1) Fees	None

Other Expenses	0.14%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.04%

Total Annual Fund Operating Expenses	0.43%
Fee Waivers and/or Expense Reimbursements[1]	(0.15)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.28%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$29	$123	$226	$528

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

3 - TempCash

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

◾

Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

4 - TempCash

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

◾

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempCash

Performance Information

There are currently no Administration Shares of TempCash outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Administration Shares would be substantially similar to Institutional Shares because Administration Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Administration Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Administration Shares would have been lower than those of the Institutional Shares because Administration Shares have higher expenses than the Institutional Shares.

The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Between October 1, 2015 and February 28, 2017, the Fund operated under a different investment policy such that it would invest only in securities that, under normal circumstances, would mature (without reference to interest rate adjustment dates), or were subject to an unconditional demand feature that was exercisable and payable, within 5 business days or less. Investors should note that the historical yield and performance information shown for this period are based on the investment policy of the Fund relating to maturity restrictions then in effect. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.56% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.01% (quarter ended September 30, 2015).

6 - TempCash

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Institutional Shares	1.98%	0.69%	0.46%

	7-Day Yield As of December 31, 2018

TempCash—Institutional Shares	2.51%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

7 - TempCash

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.21%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.32%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.28%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$29	$99	$176	$402

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities

8 - TempFund

and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

◾

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

9 - TempFund

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

10 - TempFund

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.54% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Administration Shares	1.88%	0.66%	0.39%

	7-Day Yield As of December 31, 2018

TempFund—Administration Shares	2.42%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund at multiple times each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The Fund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms. Orders must be received by the Fund prior to the next NAV cut-off time to receive that NAV. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

11 - TempFund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.23%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.34%
Fee Waivers and/or Expense Reimbursements[1]	(0.07)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.27%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$28	$102	$184	$424

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

12 - Federal Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

13 - Federal Trust Fund

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.50% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2016).

14 - Federal Trust Fund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	Since Recommencement[1] (April 24, 2009)

Federal Trust Fund—Administration Shares	1.60%	0.47%	0.25%

[1]	Prior to the recommencement, no Administration Shares of Federal Trust Fund were outstanding since August 12, 2008.

7-Day Yield As of December 31, 2018

Federal Trust Fund—Administration Shares	2.11%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

15 - Federal Trust Fund

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.29%
Fee Waivers and/or Expense Reimbursements[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.27%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$28	$91	$161	$366

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

16 - FedFund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

17 - FedFund

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.51% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Administration Shares	1.63%	0.50%	0.27%

	7-Day Yield As of December 31, 2018

FedFund—Administration Shares	2.21%

18 - FedFund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

19 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.29%
Fee Waivers and/or Expense Reimbursements[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.27%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$28	$91	$161	$366

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

20 - T-Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.

21 - T-Fund

There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.51% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Administration Shares	1.63%	0.48%	0.25%

	7-Day Yield As of December 31, 2018

T-Fund—Administration Shares	2.22%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

22 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

23 - T-Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.19%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.30%
Fee Waivers and/or Expense Reimbursements[1]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.27%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$28	$93	$166	$378

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

24 - Treasury Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

25 - Treasury Trust Fund

Performance Information

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.50% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Administration Shares	1.61%	0.46%	0.23%

	7-Day Yield As of December 31, 2018

Treasury Trust Fund—Administration Shares	2.12%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

26 - Treasury Trust Fund

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

27 - Treasury Trust Fund

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.42%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.32%

Total Annual Fund Operating Expenses	0.80%
Fee Waivers and/or Expense Reimbursements[1]	(0.50)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$31	$205	$395	$943

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will

28 - California Money Fund

invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

29 - California Money Fund

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

30 - California Money Fund

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Administration Shares of California Money Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Administration Shares would be substantially similar to Institutional Shares because Administration Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Administration Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Administration Shares would have been lower than those of the Institutional Shares because Administration Shares have higher expenses than the Institutional Shares.

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

31 - California Money Fund

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.31% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Institutional Shares	1.09%	0.42%	0.28%

	7-Day Yield As of December 31, 2018

California Money Fund—Institutional Shares	1.22%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

32 - California Money Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares*

Management Fee	0.27%

Distribution (12b-1) Fees	None

Other Expenses	0.12%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.39%
Fee Waivers and/or Expense Reimbursements[1]	(0.09)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$31	$116	$210	$484

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so

33 - MuniCash

that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

34 - MuniCash

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

35 - MuniCash

Performance Information

There are currently no Administration Shares of MuniCash outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Administration Shares would be substantially similar to Institutional Shares because Administration Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Administration Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Administration Shares would have been lower than those of the Institutional Shares because Administration Shares have higher expenses than the Institutional Shares.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.38% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

36 - MuniCash

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Institutional Shares	1.25%	0.47%	0.33%

	7-Day Yield As of December 31, 2018

MuniCash—Institutional Shares	1.56%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

37 - MuniCash

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Expenses	0.30%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.20%

Total Annual Fund Operating Expenses	0.65%
Fee Waivers and/or Expense Reimbursements[1]	(0.35)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$31	$173	$328	$777

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

38 - MuniFund

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

39 - MuniFund

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

40 - MuniFund

Performance Information

The information shows you how MuniFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.36% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2013).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Administration Shares	1.18%	0.40%	0.24%

	7-Day Yield As of December 31, 2018

MuniFund—Administration Shares	1.47%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

41 - MuniFund

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

The Fund is a retail money market fund and is intended only for sale to beneficial owners who are natural persons.

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniFund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

42 - MuniFund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	1.06%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.96%

Total Annual Fund Operating Expenses	1.44%
Fee Waivers and/or Expense Reimbursements[1]	(1.14)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$31	$343	$678	$1,626

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and

43 - New York Money Fund

their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

44 - New York Money Fund

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

45 - New York Money Fund

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

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Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

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When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Administration Shares of New York Money Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Administration Shares would be substantially similar to Institutional Shares because Administration Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Administration Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Administration Shares would have been lower than those of the Institutional Shares because Administration Shares have higher expenses than the Institutional Shares.

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

46 - New York Money Fund

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.36% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Institutional Shares	1.22%	0.48%	0.32%

	7-Day Yield As of December 31, 2018

New York Money Fund—Institutional Shares	1.51%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

47 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempCash, TempFund, California Money Fund, MuniCash and New York Money Fund, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”); Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund”); and MuniFund, a retail money market fund under Rule 2a-7 (the “Retail Fund,” and collectively with the Institutional Funds and the Government Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

◾

Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 86.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

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No Fund (other than California Money Fund, MuniCash, MuniFund and New York Money Fund) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 86.

◾	Each Government Fund and the Retail Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

◾

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund or the Retail Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund or the Retail Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates. The Board has chosen not to subject the Government Funds to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets. If the Board changes this policy with respect to liquidity fees or redemption gates, such change would become effective only after shareholders are provided with advance notice of the change.

Investment Objectives

Fund	Investment Objective
TempCash TempFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

Federal Trust Fund FedFund T-Fund Treasury Trust Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.

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Fund	Investment Objective
California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

MuniCash MuniFund	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniCash and MuniFund, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash, TempFund, MuniCash and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

◾

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

◾	a security that is issued or guaranteed by a person with such ratings;

◾	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

◾	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

◾	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

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TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash and TempFund.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempCash and TempFund.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash and TempFund may include instruments issued by foreign issuers, except that TempFund may only invest up to 5% of its assets in non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempCash and TempFund.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash and TempFund.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash and TempFund.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. and foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash and TempFund.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

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Municipal Obligations.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Interest paid on private activity bonds will be exempt from regular federal income tax. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

Repurchase Agreements.  TempCash, TempFund, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempCash and TempFund repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempCash and TempFund, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempCash or TempFund could not hold directly without the repurchase obligation.

The Funds may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  TempCash, TempFund, FedFund, Federal Trust Fund, T-Fund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued, Delayed Delivery and Forward Commitment Transactions.  All Funds.  Each Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. Each Fund expects that commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase securities on a when-issued, delayed delivery or forward commitment basis for speculative purposes but only in furtherance of its investment objective. No Fund receives income from securities purchased on a when-issued, delayed delivery or forward commitment basis prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

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Illiquid Investments.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Municipal Obligations.  TempCash and TempFund.  Each Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Restricted Securities.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

Reverse Repurchase Agreements.  TempCash, TempFund, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempCash, TempFund, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempCash, TempFund, California Money Fund, MuniCash and New York Money Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to MuniFund:

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

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The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempCash and TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Industry Risk.  TempCash.  Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Exposure Risk.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risks.  TempCash and TempFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

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Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund. The Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempCash and TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempCash, TempFund, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund.  The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

State Specific Risk.  California Money Fund and New York Money Fund. Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

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California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; actions taken by the federal government, including federal policies related to trade, healthcare and immigration, as well as other actions of the federal government, including audits, disallowances and other changes in aid levels; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax reductions or increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; and any reduction in the creditworthiness of issuers of California municipal securities.

In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 12, 2019, Moody’s Investors Service, Inc., S&P Global Ratings and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “AA-,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments, which may adversely affect bonus income and capital gains realizations; the effect of household debt on consumer spending and New York State tax collections; and the outcome of litigation and other claims affecting New York State.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. As of February 12, 2019, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by S&P Global Ratings and “AA” by Fitch Ratings, Inc. As of February 12, 2019, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by S&P Global Ratings and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

Treasury Obligations Risk.  All Funds.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

U.S. Government Obligations Risk.  TempCash, TempFund, FedFund, Federal Trust Fund, T-Fund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk.  All Funds.  When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Cyber Security Risk.  All Funds.  Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Expense Risk.   All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Investments Risk.  All Funds.  The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of

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investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Municipal Securities Risks.  TempCash and TempFund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Restricted Securities Risk.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

Reverse Repurchase Agreements Risk.  TempCash, TempFund, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest

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payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempCash, TempFund, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempCash, TempFund, California Money Fund, MuniCash and New York Money Fund.  The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate the NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by JPMorgan Chase Bank, N.A. (“JPM”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The value of each security used in computing the NAV of a Fund’s shares is determined as of such times.

In computing the NAV, each Government Fund and the Retail Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of TempFund is determined on each Business Day as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time).

The NAV of Federal Trust Fund, Treasury Trust Fund and MuniFund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of TempCash, California Money Fund, MuniCash and New York Money Fund normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The NAV of FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve

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Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion with you or your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund (other than TempFund) may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Administration Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

Please note that TempFund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Administration Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred by a Fund or its service providers, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Administration Shares.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 18, May 24, July 3, November 29, December 24 and December 31, 2019. The NYSE will close early on July 3, November 29 and December 24, 2019.

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Fund	Deadline (Eastern time)

TempCash[1]	3:00 p.m.

TempFund[2]	8:00 a.m., 12:00 p.m. and 3:00 p.m.

Federal Trust Fund[3]	2:30 p.m.

FedFund[4]	5:00 p.m.

T-Fund[4]	5:00 p.m.

Treasury Trust Fund[3]	2:30 p.m.

California Money Fund[5]	1:00 p.m.

MuniCash[3]	2:30 p.m.

MuniFund[3]	2:30 p.m.

New York Money Fund[5]	1:00 p.m.

[1]

Purchase orders for Administration Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[2]

Purchase orders for Administration Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, purchase orders for Administration Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Purchase orders for Administration Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[3]

Purchase orders for Administration Shares of Federal Trust Fund, Treasury Trust Fund, MuniCash and MuniFund placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[4]

Purchase orders for Administration Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[5]

Purchase orders for Administration Shares of California Money Fund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings.

Contact the Funds’ office at (800) 441-7450 for specific information.

The minimum initial investment by an institution for Administration Shares is $5,000 (however, Financial Intermediaries may set a higher minimum for their customers). There is no minimum subsequent investment. The Funds’ officers reserve the right to vary or waive the minimum and subsequent investment requirements.

Administration Shares of the Funds are sold without a sales charge. Financial Intermediaries purchasing or holding Administration Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with a Financial Intermediary before

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purchasing Administration Shares of the Funds. A Financial Intermediary purchasing Administration Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

The Retail Fund is intended only for sale to beneficial owners who are natural persons. Natural persons may invest in the Retail Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day to day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Financial Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of the Retail Fund to natural persons. Financial Intermediaries are expected to promptly report to the Retail Fund the existence of any shareholder of the Retail Fund that does not qualify as a natural person of whom they are aware, promptly notify such shareholder and take steps to redeem any such shareholder’s Fund shares.

The Retail Fund reserves the right to redeem shares in any account that it cannot confirm to its satisfaction is beneficially owned by a natural person, after providing at least 60 days’ advance notice.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempCash[1]	3:00 p.m.

TempFund[2]	8:00 a.m., 12:00 p.m. and 3:00 p.m.

Federal Trust Fund[3]	2:30 p.m.

FedFund[4]	5:00 p.m.

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Fund	Deadline (Eastern time)

T-Fund[4]	5:00 p.m.

Treasury Trust Fund[3]	2:30 p.m.

California Money Fund[5,6]	1:00 p.m.

MuniCash[5,6]	1:00 p.m.

MuniFund[5,6]	1:00 p.m.

New York Money Fund[5,6]	1:00 p.m.

[1]

Redemption orders for Administration Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[2]

Redemption orders for Administration Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, redemption orders for Administration Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Redemption orders for Administration Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[3]

Redemption orders for Administration Shares of Federal Trust Fund and Treasury Trust Fund placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[4]

Redemption orders for Administration Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[5]

Redemption orders for Administration Shares of California Money Fund, MuniCash, MuniFund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[6]

California Money Fund, MuniCash, MuniFund and New York Money Fund each reserves the right to limit the amount of redemption orders that will be paid on the same day for redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem shares in any Administration Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Administration Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Administration Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Administration Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information,” including if the Retail Fund cannot confirm to its satisfaction that shares are beneficially owned by a natural person. A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to a Financial Intermediary’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Administration Shares. (See also “Management of the Funds—Service Organizations”

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in the SAI.) Financial Intermediaries, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Administration Shares.

Under normal and stressed market conditions, each Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.

For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.

For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.

For any period during which an Institutional Fund or the Retail Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Institutional Fund’s or Retail Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund or the Retail Fund, such Government Fund’s or Retail Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

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Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund or the Retail Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s or Retail Fund’s weekly liquid assets fall below the following thresholds:

◾

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 30% of the Institutional Fund’s or Retail Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund or Retail Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

◾

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 10% of the Institutional Fund’s or Retail Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or Retail Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund or Retail Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund or the Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of an Institutional Fund or the Retail Fund. An Institutional Fund or the Retail Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, an Institutional Fund or the Retail Fund will not accept purchase or redemption orders until the Institutional Fund or Retail Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or the Retail Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund or the Retail Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, an Institutional Fund or the Retail Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund or Retail Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund or Retail Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 30% of the Institutional Fund’s or Retail Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund or the Retail Fund (www.blackrock.com/cash). In addition, the Institutional Funds and Retail Fund will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or the Retail Fund or its agent to implement, modify or remove, or to assist the Institutional Fund or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

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Distribution and Shareholder Servicing Payments

Administration Shareholder Services Plan

Financial Intermediaries may purchase Administration Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Funds will enter into an agreement with each Financial Intermediary that purchases Administration Shares. The agreement will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.10% (on an annualized basis) of the average daily NAV of the Administration Shares held by the Financial Intermediary. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Financial Intermediaries are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Administration Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at 100 Bellevue Parkway, Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

Federal Taxes

Distributions paid by TempCash, TempFund, Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

California Money Fund, MuniCash, MuniFund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

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California Money Fund, MuniCash, MuniFund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by California Money Fund, MuniCash, MuniFund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

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The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the 1940 Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If any of TempCash, TempFund, California Money Fund, MuniCash, MuniFund and/or New York Money Fund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations, provided that such interest income has been designated as such in a notice sent to shareholders not later than 60 days following the close of its taxable year. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

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The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt-interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $5.975 trillion in investment company and other portfolio assets under management as of December 31, 2018.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash, MuniCash and MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

The management fee for Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged JPM to provide certain administrative services with respect to the Trust. Any fees payable to JPM do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

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other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Administration Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)

TempCash	0.18%

TempFund	0.18%

Federal Trust Fund	0.17%

FedFund	0.17%

T-Fund	0.17%

Treasury Trust Fund	0.17%

California Money Fund	0.20%

MuniCash	0.20%

MuniFund	0.20%

New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 29, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2018, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)

TempCash	0.14%

TempFund	0.17%

Federal Trust Fund	0.16%

FedFund	0.16%

T-Fund	0.16%

Treasury Trust Fund	0.16%

California Money Fund	0.00%

MuniCash	0.18%

MuniFund	0.00%

New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2018.

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From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings.   On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the lawsuit are without merit. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. The plaintiffs have until March 11, 2019 to appeal.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)) and their directors, officers and employees and of The PNC Financial Services Group, Inc. (which, through a subsidiary, has a significant economic interest in BlackRock, Inc.) and its subsidiaries (each with The PNC Financial Services Group, Inc., an “Entity” and collectively, the “Entities”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock, its Affiliates and the Entities provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Funds. BlackRock, its Affiliates and the Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. BlackRock or one or more Affiliates or Entities act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate or an Entity performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate or an Entity has developed or is trying to develop investment banking relationships or in which an Affiliate or an Entity has significant debt or equity investments or other interests. The Funds may also invest in issuances (such as structured notes) by entities for which an Affiliate or an Entity provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate or an Entity provides or may in the future provide research coverage. An Affiliate or Entity may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Entities in connection with the Funds’ portfolio investment transactions. BlackRock or one or more Affiliates or Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to

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the extent permitted under the 1940 Act). The trading activities of BlackRock and these Affiliates or Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in BlackRock or an Affiliate or an Entity having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which BlackRock or an Affiliate or an Entity or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock, its Affiliates or Entities may adversely impact the Funds. Transactions by one or more clients or BlackRock, its Affiliates or Entities or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to BlackRock, one or more Affiliates or Entities and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the securities lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or Entities may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of BlackRock, its Affiliates and Entities and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Administration Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempCash

There were no Administration Shares of TempCash outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of TempCash outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0002	$1.0000	$1.00	$1.00	$1.00

Net investment income	0.0188	0.0108	0.0027	0.0006	0.0004
Net realized and unrealized gain (loss)	(0.0010)	(0.0022)	0.0002	0.0002	0.0002

Net increase from investment operations	0.0178	0.0086	0.0029	0.0008	0.0006

Distributions(a)
From net investment income	(0.0177)	(0.0084)	(0.0027)	(0.0006)	(0.0004)
From net realized gain	—	—	(0.0002)	(0.0002)	(0.0002)

Total distributions	(0.0177)	(0.0084)	(0.0029)	(0.0008)	(0.0006)

Net asset value, end of year	$1.0003	$1.0002	$1.0000	$1.00	$1.00

Total Return(b)
Based on net asset value	1.79%	0.87%	0.29%	0.08%	0.06%

Ratios to Average Net Assets
Total expenses	0.33%	0.39%	0.39%	0.35%	0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.18%	0.13%	0.18%	0.18%

Net investment income	1.88%	1.08%	0.26%	0.06%	0.05%

Supplemental Data
Net assets, end of year (000)	$4,875,313	$1,713,352	$72,311	$1,142,790	$1,489,543

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

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TempFund

The table below sets forth selected financial data for an Administration Share of TempFund outstanding throughout each period presented.

	Administration
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0004	$1.0002	$1.00	$1.00	$1.00

Net investment income	0.0153	0.0090	0.0026	0.0002	0.0002
Net realized and unrealized gain	0.0015	0.0002	0.0004	0.0001	0.0001

Net increase from investment operations	0.0168	0.0092	0.0030	0.0003	0.0003

Distributions(a)
From net investment income	(0.0168)	(0.0090)	(0.0026)	(0.0002)	(0.0002)
From net realized gain	—	—	(0.0002)	(0.0001)	(0.0001)

Total distributions	(0.0168)	(0.0090)	(0.0028)	(0.0003)	(0.0003)

Net asset value, end of year	$1.0004	$1.0004	$1.0002	$1.00	$1.00

Total Return(b)
Based on net asset value	1.69%	0.93%	0.31%	0.03%	0.03%

Ratios to Average Net Assets
Total expenses	0.32%	0.31%	0.29%	0.29%	0.29%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.28%	0.28%	0.28%	0.23%	0.18%

Net investment income	1.53%	1.01%	0.24%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$23,965	$106,520	$15,197	$2,843,390	$2,542,670

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

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Federal Trust Fund

The table below sets forth selected financial data for an Administration Share of Federal Trust Fund outstanding throughout each period presented.

	Administration
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017		2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00		$1.00	$1.00		$1.00

Net investment income	0.0140	0.0056		0.0007	0.0001		0.0001
Net realized gain (loss)	0.0000 (a)	(0.0006)		—	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0140	0.0050		0.0007	0.0001		0.0001

Distributions(b)
From net investment income	(0.0140)	(0.0050)		(0.0007)	(0.0001)		(0.0001)
From net realized gain	—	(0.0000	)(c)	—	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0140)	(0.0050)		(0.0007)	(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00		$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.41%	0.51%		0.06%	0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.34%	0.34%		0.37%	0.43%		0.43%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%	0.27%		0.28%	0.08%		0.07%

Net investment income	1.40%	0.56%		0.11%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$75,807	$68,102		$42,205	$—	(e)	$2,183

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Net assets are less than $1,000.

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FedFund

The table below sets forth selected financial data for an Administration Share of FedFund outstanding throughout each period presented.

	Administration
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0145	0.0057	0.0014		0.0001		0.0001
Net realized gain (loss)	(0.0002)	(0.0001)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0143	0.0056	0.0014		0.0001		0.0001

Distributions(b)
From net investment income	(0.0143)	(0.0056)	(0.0014)		(0.0001)		(0.0001)
From net realized gain	—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0143)	(0.0056)	(0.0014)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.44%	0.56%	0.14%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.29%	0.29%	0.31%		0.31%		0.31%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%	0.26%	0.21%		0.13%		0.09%

Net investment income	1.45%	0.57%	0.17%		0.02%		0.01%

Supplemental Data
Net assets, end of year (000)	$2,500,290	$2,436,503	$1,693,932		$346,593		$233,421

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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T-Fund

The table below sets forth selected financial data for an Administration Share of T-Fund outstanding throughout each period presented.

	Administration
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017		2016		2015	2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.0146		0.0061		0.0008		0.0001	0.0001
Net realized gain (loss)	(0.0003)		(0.0009)		0.0000	(a)	0.0001	0.0001

Net increase from investment operations	0.0143		0.0052		0.0008		0.0002	0.0002

Distributions(b)
From net investment income	(0.0143)		(0.0052)		(0.0008)		(0.0001)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)

Total distributions	(0.0143)		(0.0052)		(0.0008)		(0.0002)	(0.0002)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	1.43%		0.52%		0.08%		0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.29%		0.29%		0.30%		0.30%	0.00%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%		0.27%		0.26%		0.08%	0.00%

Net investment income	1.46%		0.61%		0.12%		0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$924,933		$685,250		$75,294		$5	$— (e)

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Net assets are less than $1,000.

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Treasury Trust Fund

The table below sets forth selected financial data for an Administration Share of Treasury Trust Fund outstanding throughout each period presented.

	Administration
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017		2016		2015		2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0136		0.0052		0.0005		0.0000	(a)	0.0000	(a)
Net realized gain (loss)	0.0005		(0.0002)		0.0000	(a)	0.0000	(a)	0.0001

Net increase from investment operations	0.0141		0.0050		0.0005		0.0000		0.0001

Distributions(b)
From net investment income	(0.0141)		(0.0050)		(0.0005)		(0.0000	)(c)	(0.0000	)(c)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)

Total distributions	(0.0141)		(0.0050)		(0.0005)		(0.0000)		(0.0001)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.42%		0.50%		0.05%		0.00%		0.01%

Ratios to Average Net Assets
Total expenses	0.30%		0.30%		0.31%		0.31%		0.31%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%		0.27%		0.24%		0.05%		0.05%

Net investment income	1.36%		0.52%		0.04%		0.00%		0.00%

Supplemental Data
Net assets, end of year (000)	$413,618		$638,815		$476,145		$573,959		$335,524

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

80

California Money Fund

There were no Administration Shares of California Money Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of California Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0101	0.0053	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	0.0002	0.0012	0.0000 (a)	(0.0000	)(b)	0.0001

Net increase from investment operations	0.0103	0.0065	0.0019	0.0001		0.0002

Distributions(c)
From net investment income	(0.0101)	(0.0054)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	(0.0011)	—	—		(0.0001)

Total distributions	(0.0101)	(0.0065)	(0.0019)	(0.0001)		(0.0002)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.03%	0.65%	0.19%	0.01%		0.02%

Ratios to Average Net Assets
Total expenses	0.70%	0.74%	0.47%	0.47%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.12%	0.05%		0.08%

Net investment income	1.01%	0.53%	0.12%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$169,293	$30,459	$41,192	$227,884		$122,721

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.

81

MuniCash

There were no Administration Shares of MuniCash outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of MuniCash outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017	2016		2015		2014
Net asset value, beginning of year	$1.0003		$1.0001	$1.00		$1.00		$1.00

Net investment income	0.0112		0.0060	0.0019		0.0001		0.0001
Net realized and unrealized gain	0.0000	(a)	0.0000 (a)	0.0013		0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0112		0.0060	0.0032		0.0001		0.0001

Distributions(b)
From net investment income	(0.0112)		(0.0058)	(0.0019)		(0.0001)		(0.0001)
From net realized gain	(0.0002)		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—		—	(0.0012)		—		—

Total distributions	(0.0114)		(0.0058)	(0.0031)		(0.0001)		(0.0001)

Net asset value, end of year	$1.0001		$1.0003	$1.0001		$1.00		$1.00

Total Return(d)
Based on net asset value	1.13	%(e)	0.60%	0.33%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.29%		0.31%	0.38	%(f)	0.49%		0.45%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%		0.20%	0.18%		0.13%		0.16%

Net investment income	1.12%		0.60%	0.25%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$3,992,552		$4,096,900	$2,139,820		$145,329		$144,892

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for the Institutional class would have been 0.38%.

82

MuniFund

The table below sets forth selected financial data for an Administration Share of MuniFund outstanding throughout each period presented.

	Administration
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017	2016	2015	2014
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0104		0.0049	0.0013	0.0002	0.0002
Net realized gain	0.0001		0.0003	0.0001	0.0001	0.0002

Net increase from investment operations	0.0105		0.0052	0.0014	0.0003	0.0004

Distributions(a)
From net investment income	(0.0105)		(0.0050)	(0.0013)	(0.0002)	(0.0002)
From net realized gain	(0.0000	)(b)	(0.0002)	(0.0001)	(0.0001)	(0.0002)

Total distributions	(0.0105)		(0.0052)	(0.0014)	(0.0003)	(0.0004)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(c)
Based on net asset value	1.06%		0.52%	0.14%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	0.65%		0.55%	0.46%	0.46%	0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.30%		0.30%	0.15%	0.06%	0.08%

Net investment income	1.04%		0.49%	0.05%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$16,537		$18,653	$21,554	$325,641	$315,869

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Amount is greater than $(0.00005) per share.
(c)	Where applicable, assumes the reinvestment of distributions.

83

New York Money Fund

There were no Administration Shares of New York Money Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of New York Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0113	0.0056	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	(0.0002)	0.0013	0.0015	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0111	0.0069	0.0034	0.0001		0.0001

Distributions(b)
From net investment income	(0.0111)	(0.0056)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	—	(0.0003)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—	(0.0013)	(0.0012)	—		—

Total distributions	(0.0111)	(0.0069)	(0.0034)	(0.0001)		(0.0001)

Net asset value, end of year	$1.0000	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.12%	0.69%	0.34%	0.01%		0.01%

Ratios to Average Net Assets
Total expenses	1.35%	1.00%	0.58%	0.49%		0.48%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.14%	0.09%		0.09%

Net investment income	1.13%	0.56%	0.10%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$46,066	$16,908	$17,838	$92,999		$118,278

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

84

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

85

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

◾	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

◾	securities issued by other registered investment companies that are money market funds; or

◾	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

86

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

TempFund

Federal Trust Fund

FedFund

T-Fund

Treasury Trust Fund

California Money Fund

MuniCash

MuniFund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

ACCOUNTING SERVICES PROVIDER

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

87

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How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash.

Administration Shares	Fund Code
TempCash	0H6
TempFund	0H1
Federal Trust Fund	0U6
FedFund	0U4
T-Fund	0N1
Treasury Trust Fund	0N6
California Money Fund	0R1
MuniCash	0K6
MuniFund	0K1
New York Money Fund	0R6

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) is available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-ADM-0219

FEBRUARY 28, 2019

PROSPECTUS

BlackRock Liquidity Funds  |  Cash Management Shares

➢	TempCash

Cash Management: BLMXX

➢	TempFund

Cash Management: BRTXX

➢	Federal Trust Fund

Cash Management: BFMXX

➢	FedFund

Cash Management: BFFXX

➢	T-Fund

Cash Management: BPTXX

➢	Treasury Trust Fund

Cash Management: BTCXX

➢	California Money Fund

Cash Management: BCCXX

➢	MuniCash

Cash Management: BRCXX

➢	MuniFund

Cash Management: BCMXX

➢	New York Money Fund

Cash Management: BLYXX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7450 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempCash	3
	Key Facts About TempFund	8
	Key Facts About Federal Trust Fund	12
	Key Facts About FedFund	16
	Key Facts About T-Fund	20
	Key Facts About Treasury Trust Fund	24
	Key Facts About California Money Fund	28
	Key Facts About MuniCash	33
	Key Facts About MuniFund	38
	Key Facts About New York Money Fund	43

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	48
	Investment Risks	52

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	60
	Purchase of Shares	61
	Redemption of Shares	63
	Additional Purchase and Redemption Information	65
	Liquidity Fees and Redemption Gates	66
	Distribution and Shareholder Servicing Payments	66
	Dividends and Distributions	67
	Federal Taxes	67
	State and Local Taxes	69

Management of the Funds	Information About BlackRock
	BlackRock	71
	Conflicts of Interest	73
	Master/Feeder Structure	74

Financial Highlights	Financial Performance of the Funds	75

General Information	Certain Fund Policies	85

Glossary	Glossary of Investment Terms	86

For More Information	Funds and Service Providers	87

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares*

Management Fee	0.29%

Distribution (12b-1) Fees	None

Other Expenses	0.54%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.04%

Total Annual Fund Operating Expenses	0.83%
Fee Waivers and/or Expense Reimbursements[1]	(0.15)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$69	$250	$446	$1,011

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

3 - TempCash

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

◾

Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

4 - TempCash

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

◾

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempCash

Performance Information

There are currently no Cash Management Shares of TempCash outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Cash Management Shares would be substantially similar to Institutional Shares because Cash Management Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Cash Management Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Cash Management Shares would have been lower than those of the Institutional Shares because Cash Management Shares have higher expenses than the Institutional Shares.

The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Between October 1, 2015 and February 28, 2017, the Fund operated under a different investment policy such that it would invest only in securities that, under normal circumstances, would mature (without reference to interest rate adjustment dates), or were subject to an unconditional demand feature that was exercisable and payable, within 5 business days or less. Investors should note that the historical yield and performance information shown for this period are based on the investment policy of the Fund relating to maturity restrictions then in effect. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.56% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.01% (quarter ended September 30, 2015).

6 - TempCash

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Institutional Shares	1.98%	0.69%	0.46%

	7-Day Yield As of December 31, 2018

TempCash—Institutional Shares	2.51%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

7 - TempCash

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.21%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.72%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$69	$226	$397	$891

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies,

8 - TempFund

instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

◾

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

9 - TempFund

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

10 - TempFund

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.46% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2016).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Cash Management Shares	1.49%	0.44%	0.24%

	7-Day Yield As of December 31, 2018

TempFund—Cash Management Shares	2.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund at multiple times each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The Fund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms. Orders must be received by the Fund prior to the next NAV cut-off time to receive that NAV. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

11 - TempFund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.23%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.74%
Fee Waivers and/or Expense Reimbursements[1]	(0.07)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.67%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$68	$230	$405	$912

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

12 - Federal Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

13 - Federal Trust Fund

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.40% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2017).

As of 12/31/18

Average Annual Total Returns

	1 Year	Since Inception (April 18, 2016)

Federal Trust Fund—Cash Management Shares	1.20%	0.53%

	7-Day Yield As of December 31, 2018

Federal Trust Fund—Cash Management Shares	1.71%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

14 - Federal Trust Fund

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

15 - Federal Trust Fund

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.69%
Fee Waivers and/or Expense Reimbursements[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.67%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$68	$219	$382	$857

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

16 - FedFund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

17 - FedFund

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.41% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2016).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Cash Management Shares	1.23%	0.32%	0.16%

	7-Day Yield As of December 31, 2018

FedFund—Cash Management Shares	1.81%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

18 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

19 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.69%
Fee Waivers and/or Expense Reimbursements[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.67%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$68	$219	$382	$857

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

20 - T-Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

21 - T-Fund

Performance Information

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.42% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2017).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Cash Management Shares	1.23%	0.31%	0.16%

	7-Day Yield As of December 31, 2018

T-Fund—Cash Management Shares	1.82%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

22 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

23 - T-Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.19%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.70%
Fee Waivers and/or Expense Reimbursements[1]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.67%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$68	$221	$387	$868

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

24 - Treasury Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

25 - Treasury Trust Fund

Performance Information

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.41% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2017).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Cash Management Shares	1.21%	0.29%	0.15%

	7-Day Yield As of December 31, 2018

Treasury Trust Fund—Cash Management Shares	1.72%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

26 - Treasury Trust Fund

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

27 - Treasury Trust Fund

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.82%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.32%

Total Annual Fund Operating Expenses	1.20%
Fee Waivers and/or Expense Reimbursements[1]	(0.50)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$331	$611	$1,410

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of

28 - California Money Fund

California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

29 - California Money Fund

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

30 - California Money Fund

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Cash Management Shares of California Money Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Cash Management Shares would be substantially similar to Institutional Shares because Cash Management Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Cash Management Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Cash Management Shares would have been lower than those of the Institutional Shares because Cash Management Shares have higher expenses than the Institutional Shares.

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

31 - California Money Fund

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.31% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Institutional Shares	1.09%	0.42%	0.28%

	7-Day Yield As of December 31, 2018

California Money Fund—Institutional Shares	1.22%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

32 - California Money Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares*

Management Fee	0.27%

Distribution (12b-1) Fees	None

Other Expenses	0.52%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.79%
Fee Waivers and/or Expense Reimbursements[1]	(0.09)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$243	$430	$970

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so

33 - MuniCash

that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

34 - MuniCash

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

35 - MuniCash

Performance Information

There are currently no Cash Management Shares of MuniCash outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Cash Management Shares would be substantially similar to Dollar Shares because Cash Management Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Cash Management Shares and Dollar Shares have different expenses. The actual returns and seven-day yields of Cash Management Shares would have been lower than those of the Dollar Shares because Cash Management Shares have higher expenses than the Dollar Shares.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.42% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2016).

36 - MuniCash

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	1.11%	0.35%	0.21%

	7-Day Yield As of December 31, 2018

MuniCash—Dollar Shares	1.31%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

37 - MuniCash

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Expenses	0.70%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.20%

Total Annual Fund Operating Expenses	1.05%
Fee Waivers and/or Expense Reimbursements[1]	(0.35)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$299	$545	$1,251

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”),

38 - MuniFund

the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

39 - MuniFund

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

40 - MuniFund

Performance Information

There are currently no Cash Management Shares of MuniFund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Cash Management Shares would be substantially similar to Dollar Shares because Cash Management Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Cash Management Shares and Dollar Shares have different expenses. The actual returns and seven-day yields of Cash Management Shares would have been lower than those of the Dollar Shares because Cash Management Shares have higher expenses than the Dollar Shares.

The information shows you how MuniFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.31% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2016).

41 - MuniFund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Dollar Shares	1.01%	0.32%	0.19%

	7-Day Yield As of December 31, 2018

MuniFund—Dollar Shares	1.32%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

The Fund is a retail money market fund and is intended only for sale to beneficial owners who are natural persons.

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniFund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

42 - MuniFund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	1.46%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.96%

Total Annual Fund Operating Expenses	1.84%
Fee Waivers and/or Expense Reimbursements[1]	(1.14)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$468	$889	$2,065

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and

43 - New York Money Fund

their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

44 - New York Money Fund

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

45 - New York Money Fund

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Cash Management Shares of New York Money Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Cash Management Shares would be substantially similar to Institutional Shares because Cash Management Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Cash Management Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Cash Management Shares would have been lower than those of the Institutional Shares because Cash Management Shares have higher expenses than the Institutional Shares.

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

46 - New York Money Fund

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.36% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Institutional Shares	1.22%	0.48%	0.32%

	7-Day Yield As of December 31, 2018

New York Money Fund—Institutional Shares	1.51%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

47 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempCash, TempFund, California Money Fund, MuniCash and New York Money Fund, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”); Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund”); and MuniFund, a retail money market fund under Rule 2a-7 (the “Retail Fund,” and collectively with the Institutional Funds and the Government Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

◾

Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 86.

◾

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

◾

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

◾

No Fund (other than California Money Fund, MuniCash, MuniFund and New York Money Fund) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 86.

◾	Each Government Fund and the Retail Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

◾

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund or the Retail Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund or the Retail Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates. The Board has chosen not to subject the Government Funds to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets. If the Board changes this policy with respect to liquidity fees or redemption gates, such change would become effective only after shareholders are provided with advance notice of the change.

Investment Objectives

Fund	Investment Objective
TempCash TempFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

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Fund	Investment Objective
Federal Trust Fund FedFund T-Fund Treasury Trust Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

MuniCash MuniFund	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniCash and MuniFund, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash, TempFund, MuniCash and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

◾

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

◾	a security that is issued or guaranteed by a person with such ratings;

◾	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

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◾	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

◾	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash and TempFund.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempCash and TempFund.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash and TempFund may include instruments issued by foreign issuers, except that TempFund may only invest up to 5% of its assets in non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempCash and TempFund.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash and TempFund.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash and TempFund.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. and foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

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Mortgage- and Asset-Backed Obligations.  TempCash and TempFund.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Interest paid on private activity bonds will be exempt from regular federal income tax. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

Repurchase Agreements.  TempCash, TempFund, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempCash and TempFund repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempCash and TempFund, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempCash or TempFund could not hold directly without the repurchase obligation.

The Funds may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  TempCash, TempFund, FedFund, Federal Trust Fund, T-Fund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued, Delayed Delivery and Forward Commitment Transactions.  All Funds.  Each Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. Each Fund expects that commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase securities on a when-issued, delayed delivery or forward commitment basis for speculative purposes but only in furtherance of its investment objective. No Fund receives income from securities purchased on a when-issued, delayed delivery or forward commitment basis prior to delivery of such securities.

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Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid Investments.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Municipal Obligations.  TempCash and TempFund.  Each Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Restricted Securities.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

Reverse Repurchase Agreements.  TempCash, TempFund, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempCash, TempFund, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempCash, TempFund, California Money Fund, MuniCash and New York Money Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

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The following paragraph is applicable to MuniFund:

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempCash and TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Industry Risk.  TempCash.  Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Exposure Risk.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

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Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash and TempFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

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Municipal Securities Risks.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  The Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempCash and TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempCash, TempFund, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

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Stable Net Asset Value Risk.  Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund. The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

State Specific Risk.  California Money Fund and New York Money Fund.  Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; actions taken by the federal government, including federal policies related to trade, healthcare and immigration, as well as other actions of the federal government, including audits, disallowances and other changes in aid levels; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax reductions or increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; and any reduction in the creditworthiness of issuers of California municipal securities.

In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 12, 2019, Moody’s Investors Service, Inc., S&P Global Ratings and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “AA-,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments, which may adversely affect bonus income and capital gains realizations; the effect of household debt on consumer spending and New York State tax collections; and the outcome of litigation and other claims affecting New York State.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. As of February 12, 2019, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by S&P Global Ratings and “AA” by Fitch Ratings, Inc. As of February 12, 2019, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by S&P Global Ratings and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected,

56

subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

Treasury Obligations Risk.  All Funds.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

U.S. Government Obligations Risk.  TempCash, TempFund, FedFund, Federal Trust Fund, T-Fund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk.  All Funds.  When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Cyber Security Risk.  All Funds.  Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Expense Risk.   All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

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Illiquid Investments Risk.  All Funds.  The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Municipal Securities Risks. TempCash and TempFund. Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Restricted Securities Risk.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available,

58

and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

Reverse Repurchase Agreements Risk.  TempCash, TempFund, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempCash, TempFund, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempCash, TempFund, California Money Fund, MuniCash and New York Money Fund.  The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

59

Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate the NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by JPMorgan Chase Bank, N.A. (“JPM”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The value of each security used in computing the NAV of a Fund’s shares is determined as of such times.

In computing the NAV, each Government Fund and the Retail Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of TempFund is determined on each Business Day as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time).

The NAV of Federal Trust Fund, Treasury Trust Fund and MuniFund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of TempCash, California Money Fund, MuniCash and New York Money Fund normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The NAV of FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 18, May 24, July 3, November 29, December 24 and December 31, 2019. The NYSE will close early on July 3, November 29 and December 24, 2019.

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See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion with you or your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund (other than TempFund) may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Cash Management Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

Please note that TempFund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Cash Management Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred by a Fund or its service providers, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Management Shares.

Fund	Deadline (Eastern time)

TempCash[1]	3:00 p.m.

TempFund[2]	8:00 a.m., 12:00 p.m. and 3:00 p.m.

Federal Trust Fund[3]	2:30 p.m.

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Fund	Deadline (Eastern time)

FedFund[4]	5:00 p.m.

T-Fund[4]	5:00 p.m.

Treasury Trust Fund[3]	2:30 p.m.

California Money Fund[5]	1:00 p.m.

MuniCash[3]	2:30 p.m.

MuniFund[3]	2:30 p.m.

New York Money Fund[5]	1:00 p.m.

[1]

Purchase orders for Cash Management Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[2]

Purchase orders for Cash Management Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, purchase orders for Cash Management Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Purchase orders for Cash Management Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[3]

Purchase orders for Cash Management Shares of Federal Trust Fund, Treasury Trust Fund, MuniCash and MuniFund placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[4]

Purchase orders for Cash Management Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[5]

Purchase orders for Cash Management Shares of California Money Fund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings.

Contact the Funds’ office at (800) 441-7450 for specific information.

The minimum initial investment by an institution for Cash Management Shares is $5,000 (however, Financial Intermediaries may set a higher minimum for their customers). There is no minimum subsequent investment. The Funds’ officers reserve the right to vary or waive the minimum and subsequent investment requirements.

Cash Management Shares of the Funds are sold without a sales charge. Financial Intermediaries purchasing or holding Cash Management Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with a Financial Intermediary before purchasing Cash Management Shares of the Funds. A Financial Intermediary purchasing Cash Management Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

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The Retail Fund is intended only for sale to beneficial owners who are natural persons. Natural persons may invest in the Retail Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day to day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Financial Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of the Retail Fund to natural persons. Financial Intermediaries are expected to promptly report to the Retail Fund the existence of any shareholder of the Retail Fund that does not qualify as a natural person of whom they are aware, promptly notify such shareholder and take steps to redeem any such shareholder’s Fund shares.

The Retail Fund reserves the right to redeem shares in any account that it cannot confirm to its satisfaction is beneficially owned by a natural person, after providing at least 60 days’ advance notice.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempCash[1]	3:00 p.m.

TempFund[2]	8:00 a.m., 12:00 p.m. and 3:00 p.m.

Federal Trust Fund[3]	2:30 p.m.

FedFund[4]	5:00 p.m.

T-Fund[4]	5:00 p.m.

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Fund	Deadline (Eastern time)

Treasury Trust Fund[3]	2:30 p.m.

California Money Fund[5,6]	1:00 p.m.

MuniCash[5,6]	1:00 p.m.

MuniFund[5,6]	1:00 p.m.

New York Money Fund[5,6]	1:00 p.m.

[1]

Redemption orders for Cash Management Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[2]

Redemption orders for Cash Management Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, redemption orders for Cash Management Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Redemption orders for Cash Management Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[3]

Redemption orders for Cash Management Shares of Federal Trust Fund and Treasury Trust Fund placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[4]

Redemption orders for Cash Management Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[5]

Redemption orders for Cash Management Shares of California Money Fund, MuniCash, MuniFund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[6]

California Money Fund, MuniCash, MuniFund and New York Money Fund each reserves the right to limit the amount of redemption orders that will be paid on the same day for redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem shares in any Cash Management Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Cash Management Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Cash Management Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Management Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information,” including if the Retail Fund cannot confirm to its satisfaction that shares are beneficially owned by a natural person. A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to a Financial Intermediary’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Management Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Financial Intermediaries, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Management Shares.

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Under normal and stressed market conditions, each Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.

For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.

For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.

For any period during which an Institutional Fund or the Retail Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Institutional Fund’s or Retail Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund or the Retail Fund, such Government Fund’s or Retail Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

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Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund or the Retail Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s or Retail Fund’s weekly liquid assets fall below the following thresholds:

◾

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 30% of the Institutional Fund’s or Retail Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund or Retail Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

◾

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 10% of the Institutional Fund’s or Retail Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or Retail Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund or Retail Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund or the Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of an Institutional Fund or the Retail Fund. An Institutional Fund or the Retail Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, an Institutional Fund or the Retail Fund will not accept purchase or redemption orders until the Institutional Fund or Retail Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or the Retail Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund or the Retail Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, an Institutional Fund or the Retail Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund or Retail Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund or Retail Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 30% of the Institutional Fund’s or Retail Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund or the Retail Fund (www.blackrock.com/cash). In addition, the Institutional Funds and Retail Fund will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or the Retail Fund or its agent to implement, modify or remove, or to assist the Institutional Fund or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

Distribution and Shareholder Servicing Payments

Cash Management Shareholder Services Plan

Financial Intermediaries may purchase Cash Management Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Funds will enter into an agreement with each Financial Intermediary that purchases Cash Management Shares. The agreement

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will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily NAV of the Cash Management Shares held by the Financial Intermediary, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Financial Intermediaries are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Management Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at 100 Bellevue Parkway, Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

Federal Taxes

Distributions paid by TempCash, TempFund, Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

California Money Fund, MuniCash, MuniFund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

California Money Fund, MuniCash, MuniFund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a

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security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by California Money Fund, MuniCash, MuniFund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the 1940 Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

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If any of TempCash, TempFund, California Money Fund, MuniCash, MuniFund and/or New York Money Fund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations, provided that such interest income has been designated as such in a notice sent to shareholders not later than 60 days following the close of its taxable year. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt-interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends

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and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $5.975 trillion in investment company and other portfolio assets under management as of December 31, 2018.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash, MuniCash and MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess	of $7 billion.
of $8 billion.

The management fee for Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged JPM to provide certain administrative services with respect to the Trust. Any fees payable to JPM do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

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other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Cash Management Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)

TempCash	0.18%

TempFund	0.18%

Federal Trust Fund	0.17%

FedFund	0.17%

T-Fund	0.17%

Treasury Trust Fund	0.17%

California Money Fund	0.20%

MuniCash	0.20%

MuniFund	0.20%

New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 29, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2018, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)

TempCash	0.14%

TempFund	0.17%

Federal Trust Fund	0.16%

FedFund	0.16%

T-Fund	0.16%

Treasury Trust Fund	0.16%

California Money Fund	0.00%

MuniCash	0.18%

MuniFund	0.00%

New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2018.

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From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the lawsuit are without merit. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. The plaintiffs have until March 11, 2019 to appeal.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)) and their directors, officers and employees and of The PNC Financial Services Group, Inc. (which, through a subsidiary, has a significant economic interest in BlackRock, Inc.) and its subsidiaries (each with The PNC Financial Services Group, Inc., an “Entity” and collectively, the “Entities”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock, its Affiliates and the Entities provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Funds. BlackRock, its Affiliates and the Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. BlackRock or one or more Affiliates or Entities act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate or an Entity performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate or an Entity has developed or is trying to develop investment banking relationships or in which an Affiliate or an Entity has significant debt or equity investments or other interests. The Funds may also invest in issuances (such as structured notes) by entities for which an Affiliate or an Entity provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate or an Entity provides or may in the future provide research coverage. An Affiliate or Entity may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Entities in connection with the Funds’ portfolio investment transactions. BlackRock or one or more Affiliates or Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to

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the extent permitted under the 1940 Act). The trading activities of BlackRock and these Affiliates or Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in BlackRock or an Affiliate or an Entity having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which BlackRock or an Affiliate or an Entity or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock, its Affiliates or Entities may adversely impact the Funds. Transactions by one or more clients or BlackRock, its Affiliates or Entities or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to BlackRock, one or more Affiliates or Entities and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the securities lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or Entities may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of BlackRock, its Affiliates and Entities and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Cash Management Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempCash

There were no Cash Management Shares of TempCash outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of TempCash outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0002	$1.0000	$1.00	$1.00	$1.00

Net investment income	0.0188	0.0108	0.0027	0.0006	0.0004
Net realized and unrealized gain (loss)	(0.0010)	(0.0022)	0.0002	0.0002	0.0002

Net increase from investment operations	0.0178	0.0086	0.0029	0.0008	0.0006

Distributions(a)
From net investment income	(0.0177)	(0.0084)	(0.0027)	(0.0006)	(0.0004)
From net realized gain	—	—	(0.0002)	(0.0002)	(0.0002)

Total distributions	(0.0177)	(0.0084)	(0.0029)	(0.0008)	(0.0006)

Net asset value, end of year	$1.0003	$1.0002	$1.0000	$1.00	$1.00

Total Return(b)
Based on net asset value	1.79%	0.87%	0.29%	0.08%	0.06%

Ratios to Average Net Assets
Total expenses	0.33%	0.39%	0.39%	0.35%	0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.18%	0.13%	0.18%	0.18%

Net investment income	1.88%	1.08%	0.26%	0.06%	0.05%

Supplemental Data
Net assets, end of year (000)	$4,875,313	$1,713,352	$72,311	$1,142,790	$1,489,543

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

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TempFund

The table below sets forth selected financial data for a Cash Management Share of TempFund outstanding throughout each period presented.

	Cash Management
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016		2015	2014
Net asset value, beginning of year	$1.0003	$1.0002	$1.00		$1.00	$1.00

Net investment income	0.0127	0.0050	0.0000	(a)	0.0002	0.0002
Net realized and unrealized gain	0.0001	0.0001	0.0004		0.0001	0.0001

Net increase from investment operations	0.0128	0.0051	0.0004		0.0003	0.0003

Distributions(b)
From net investment income	(0.0128)	(0.0050)	(0.0000	)(c)	(0.0002)	(0.0002)
From net realized gain	—	—	(0.0002)		(0.0001)	(0.0001)

Total distributions	(0.0128)	(0.0050)	(0.0002)		(0.0003)	(0.0003)

Net asset value, end of year	$1.0003	$1.0003	$1.0002		$1.00	$1.00

Total Return(d)
Based on net asset value	1.28%	0.51%	0.04%		0.03%	0.03%

Ratios to Average Net Assets
Total expenses	0.72%	0.72%	0.68%		0.69%	0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68%	0.68%	0.56%		0.23%	0.18%

Net investment income	1.27%	0.49%	0.01%		0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$632,405	$688,373	$831,483		$403,371	$278,181

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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Federal Trust Fund

The table below sets forth selected financial data for a Cash Management Share of Federal Trust Fund outstanding throughout each period presented.

	Cash Management
	Year Ended October 31,			Period from 04/18/2016(a) to 10/31/2016
(For a share outstanding throughout each period)	2018	2017
Net asset value, beginning of period	$1.00	$1.00		$1.00

Net investment income	0.0099	0.0012		0.0000	(b)
Net realized gain	0.0001	0.0004		—

Net increase from investment operations	0.0100	0.0016		0.0000

Distributions(c)
From net investment income	(0.0100)	(0.0016)		(0.0000	)(d)
From net realized gain	—	(0.0000	)(d)	—

Total distributions	(0.0100)	(0.0016)		(0.0000)

Net asset value, end of period	$1.00	$1.00		$1.00

Total Return(e)
Based on net asset value	1.01%	0.16%		0.00	%(f)

Ratios to Average Net Assets
Total expenses	0.74%	0.74%		0.69	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.67%	0.59%		0.34	%(g)

Net investment income	0.99%	0.12%		0.00	%(g)

Supplemental Data
Net assets, end of period (000)	$13,175	$15,174		$31,560

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

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FedFund

The table below sets forth selected financial data for a Cash Management Share of FedFund outstanding throughout each period presented.

	Cash Management
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0100	0.0020	0.0003		0.0001		0.0001
Net realized gain	0.0003	0.0001	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0103	0.0021	0.0003		0.0001		0.0001

Distributions(b)
From net investment income	(0.0103)	(0.0021)	(0.0003)		(0.0001)		(0.0001)
From net realized gain	—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0103)	(0.0021)	(0.0003)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.04%	0.21%	0.04%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.69%	0.69%	0.71%		0.71%		0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.67%	0.61%	0.36%		0.13%		0.09%

Net investment income	1.00%	0.20%	0.03%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$154,607	$106,798	$90,565		$64,483		$3,547

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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T-Fund

The table below sets forth selected financial data for a Cash Management Share of T-Fund outstanding throughout each period presented.

	Cash Management
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017		2016		2015	2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.0103		0.0015		0.0001		0.0001	0.0001
Net realized gain	0.0000	(a)	0.0003		0.0000	(a)	0.0001	0.0001

Net increase from investment operations	0.0103		0.0018		0.0001		0.0002	0.0002

Distributions(b)
From net investment income	(0.0103)		(0.0018)		(0.0001)		(0.0001)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)

Total distributions	(0.0103)		(0.0018)		(0.0001)		(0.0002)	(0.0002)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	1.03%		0.18%		0.02%		0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.69%		0.69%		0.70%		0.70%	0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.67%		0.58%		0.32%		0.08%	0.06%

Net investment income	1.03%		0.15%		0.01%		0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$600,314		$576,284		$1,133,743		$771,441	$629,757

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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Treasury Trust Fund

The table below sets forth selected financial data for a Cash Management Share of Treasury Trust Fund outstanding throughout each period presented.

	Cash Management
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017		2016		2015		2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0098		0.0018		0.0002		0.0000	(a)	0.0000	(a)
Net realized gain (loss)	0.0003		(0.0002)		0.0000	(a)	0.0000	(a)	0.0001

Net increase from investment operations	0.0101		0.0016		0.0002		0.0000		0.0001

Distributions(b)
From net investment income	(0.0101)		(0.0016)		(0.0002)		(0.0000	)(c)	(0.0000	)(c)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)

Total distributions	(0.0101)		(0.0016)		(0.0002)		(0.0000)		(0.0001)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.02%		0.16%		0.02%		0.00%		0.01%

Ratios to Average Net Assets
Total expenses	0.70%		0.70%		0.71%		0.71%		0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.67%		0.63%		0.29%		0.05%		0.05%

Net investment income	0.98%		0.18%		0.01%		0.00%		0.00%

Supplemental Data
Net assets, end of year (000)	$13,843		$21,110		$16,561		$8,528		$14,777

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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California Money Fund

There were no Cash Management Shares of California Money Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of California Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0101	0.0053	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	0.0002	0.0012	0.0000 (a)	(0.0000	)(b)	0.0001

Net increase from investment operations	0.0103	0.0065	0.0019	0.0001		0.0002

Distributions(c)
From net investment income	(0.0101)	(0.0054)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	(0.0011)	—	—		(0.0001)

Total distributions	(0.0101)	(0.0065)	(0.0019)	(0.0001)		(0.0002)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.03%	0.65%	0.19%	0.01%		0.02%

Ratios to Average Net Assets
Total expenses	0.70%	0.74%	0.47%	0.47%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.12%	0.05%		0.08%

Net investment income	1.01%	0.53%	0.12%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$169,293	$30,459	$41,192	$227,884		$122,721

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.

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MuniCash

There were no Cash Management Shares of MuniCash outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017	2016		2015		2014
Net asset value, beginning of year	$1.0003		$1.0001	$1.00		$1.00		$1.00

Net investment income	0.0087		0.0033	0.0006		0.0001		0.0001
Net realized and unrealized gain	0.0000	(a)	0.0002	0.0013		0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0087		0.0035	0.0019		0.0001		0.0001

Distributions(b)
From net investment income	(0.0087)		(0.0033)	(0.0006)		(0.0001)		(0.0001)
From net realized gain	(0.0002)		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—		—	(0.0012)		—		—

Total distributions	(0.0089)		(0.0033)	(0.0018)		(0.0001)		(0.0001)

Net asset value, end of year	$1.0001		$1.0003	$1.0001		$1.00		$1.00

Total Return(d)
Based on net asset value	0.88	%(e)	0.35%	0.19%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.54%		0.56%	0.63	%(f)	0.74%		0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%		0.45%	0.30%		0.13%		0.17%

Net investment income	0.87%		0.33%	0.05%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$1,893		$1,623	$1,802		$2,045		$3,513

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for the Dollar class would have been 0.63%.

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MuniFund

There were no Cash Management Shares of MuniFund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of MuniFund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017	2016	2015	2014
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0090		0.0035	0.0006	0.0002	0.0002
Net realized gain	0.0000	(a)	0.0002	0.0001	0.0001	0.0002

Net increase from investment operations	0.0090		0.0037	0.0007	0.0003	0.0004

Distributions(b)
From net investment income	(0.0090)		(0.0035)	(0.0006)	(0.0002)	(0.0002)
From net realized gain	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)	(0.0002)

Total distributions	(0.0090)		(0.0037)	(0.0007)	(0.0003)	(0.0004)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.91%		0.36%	0.07%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	0.80%		0.70%	0.63%	0.61%	0.61%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%		0.45%	0.22%	0.06%	0.08%

Net investment income	0.90%		0.35%	0.03%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$4,462		$4,592	$5,724	$41,554	$49,420

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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New York Money Fund

There were no Cash Management Shares of New York Money Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of New York Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0113	0.0056	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	(0.0002)	0.0013	0.0015	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0111	0.0069	0.0034	0.0001		0.0001

Distributions(b)
From net investment income	(0.0111)	(0.0056)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	—	(0.0003)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—	(0.0013)	(0.0012)	—		—

Total distributions	(0.0111)	(0.0069)	(0.0034)	(0.0001)		(0.0001)

Net asset value, end of year	$1.0000	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.12%	0.69%	0.34%	0.01%		0.01%

Ratios to Average Net Assets
Total expenses	1.35%	1.00%	0.58%	0.49%		0.48%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.14%	0.09%		0.09%

Net investment income	1.13%	0.56%	0.10%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$46,066	$16,908	$17,838	$92,999		$118,278

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

84

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

85

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

◾	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

◾	securities issued by other registered investment companies that are money market funds; or

◾	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

86

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

TempFund

Federal Trust Fund

FedFund

T-Fund

Treasury Trust Fund

California Money Fund

MuniCash

MuniFund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

ACCOUNTING SERVICES PROVIDER

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

87

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How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash.

Cash Management Shares	Fund Code
TempCash	0H4
TempFund	0H3
Federal Trust Fund	0U1
FedFund	0U2
T-Fund	0N3
Treasury Trust Fund	0N4
California Money Fund	0R3
MuniCash	0K4
MuniFund	0K3
New York Money Fund	0R4

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) is available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-CM-0219

FEBRUARY 28, 2019

PROSPECTUS

BlackRock Liquidity Funds  |  Cash Plus Shares

➢	TempCash

Cash Plus: —

➢	FedFund

Cash Plus: —

➢	California Money Fund

Cash Plus: —

➢	MuniCash

Cash Plus: —

➢	New York Money Fund

Cash Plus: —

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7450 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information

	Key Facts About TempCash	3

	Key Facts About FedFund	8

	Key Facts About California Money Fund	12

	Key Facts About MuniCash	17

	Key Facts About New York Money Fund	22

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors

	How Each Fund Invests	27

	Investment Risks	31

Account Information	Information about account services, shareholder transactions, and distribution and other payments

	Valuation of Fund Investments and Price of Fund Shares	38

	Purchase of Shares	39

	Redemption of Shares	40

	Additional Purchase and Redemption Information	42

	Liquidity Fees and Redemption Gates	42

	Distribution and Shareholder Servicing Payments	43

	Dividends and Distributions	44

	Federal Taxes	44

	State and Local Taxes	46

Management of the Funds	Information About BlackRock

	BlackRock	48

	Conflicts of Interest	50

	Master/Feeder Structure	51

Financial Highlights	Financial Performance of the Funds	52

General Information	Certain Fund Policies	57

Glossary	Glossary of Investment Terms	58

For More Information	Funds and Service Providers	59

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares*

Management Fee	0.29%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.54%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.04%

Total Annual Fund Operating Expenses	1.18%
Fee Waivers and/or Expense Reimbursements[1]	(0.15)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.03%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 48, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares	$105	$360	$635	$1,418

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry

3 - TempCash

and repurchase agreements secured by such obligations. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

◾

Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

4 - TempCash

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

◾

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempCash

Performance Information

There are currently no Cash Plus Shares of TempCash outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Cash Plus Shares would be substantially similar to Institutional Shares because Cash Plus Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Cash Plus Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Cash Plus Shares would have been lower than those of the Institutional Shares because Cash Plus Shares have higher expenses than the Institutional Shares.

The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Between October 1, 2015 and February 28, 2017, the Fund operated under a different investment policy such that it would invest only in securities that, under normal circumstances, would mature (without reference to interest rate adjustment dates), or were subject to an unconditional demand feature that was exercisable and payable, within 5 business days or less. Investors should note that the historical yield and performance information shown for this period are based on the investment policy of the Fund relating to maturity restrictions then in effect. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.56% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.01% (quarter ended September 30, 2015).

6 - TempCash

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Institutional Shares	1.98%	0.69%	0.46%

	7-Day Yield As of December 31, 2018

TempCash—Institutional Shares	2.51%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders and redemption orders may be effected through a Cash Plus account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Purchase orders must be placed in dollars.

Tax Information

Dividends and distributions paid by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares*

Management Fee	0.18%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.04%
Fee Waivers and/or Expense Reimbursements[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.02%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 48, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares	$104	$329	$572	$1,269

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

8 - FedFund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

9 - FedFund

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Cash Plus Shares of FedFund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Cash Plus Shares would be substantially similar to Dollar Shares because Cash Plus Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Cash Plus Shares and Dollar Shares have different expenses. The actual returns and seven-day yields of Cash Plus Shares would have been lower than those of the Dollar Shares because Cash Plus Shares have higher expenses than the Dollar Shares.

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.49% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2016).

10 - FedFund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Dollar Shares	1.50%	0.42%	0.22%

	7-Day Yield As of December 31, 2018

FedFund—Dollar Shares	2.06%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion.

Purchase orders and redemption orders may be effected through a Cash Plus account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - FedFund

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.82%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.32%

Total Annual Fund Operating Expenses	1.55%
Fee Waivers and/or Expense Reimbursements[1]	(0.50)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.05%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 48, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares	$107	$441	$797	$1,803

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and

12 - California Money Fund

their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments

13 - California Money Fund

in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

14 - California Money Fund

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Cash Plus Shares of California Money Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Cash Plus Shares would be substantially similar to Institutional Shares because Cash Plus Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Cash Plus Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Cash Plus Shares would have been lower than those of the Institutional Shares because Cash Plus Shares have higher expenses than the Institutional Shares.

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

15 - California Money Fund

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.31% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Institutional Shares	1.09%	0.42%	0.28%

	7-Day Yield As of December 31, 2018

California Money Fund—Institutional Shares	1.22%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

Purchase orders and redemption orders may be effected through a Cash Plus account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

16 - California Money Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares*

Management Fee	0.27%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.52%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	1.14%
Fee Waivers and/or Expense Reimbursements[1]	(0.09)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.05%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 48, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares	$107	$353	$619	$1,378

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities

17 - MuniCash

maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

18 - MuniCash

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

19 - MuniCash

Performance Information

There are currently no Cash Plus Shares of MuniCash outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Cash Plus Shares would be substantially similar to Dollar Shares because Cash Plus Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Cash Plus Shares and Dollar Shares have different expenses. The actual returns and seven-day yields of Cash Plus Shares would have been lower than those of the Dollar Shares because Cash Plus Shares have higher expenses than the Dollar Shares.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.42% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2016).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	1.11%	0.35%	0.21%

	7-Day Yield As of December 31, 2018

MuniCash—Dollar Shares		1.31%

20 - MuniCash

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders and redemption orders may be effected through a Cash Plus account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Purchase orders must be placed in dollars.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

21 - MuniCash

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	0.35%

Other Expenses	1.46%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.96%

Total Annual Fund Operating Expenses	2.19%
Fee Waivers and/or Expense Reimbursements[1]	(1.14)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.05%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 48, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares	$107	$575	$1,070	$2,434

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal

22 - New York Money Fund

Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

23 - New York Money Fund

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

24 - New York Money Fund

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Cash Plus Shares of New York Money Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Cash Plus Shares would be substantially similar to Institutional Shares because Cash Plus Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Cash Plus Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Cash Plus Shares would have been lower than those of the Institutional Shares because Cash Plus Shares have higher expenses than the Institutional Shares.

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

25 - New York Money Fund

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.36% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Institutional Shares	1.22%	0.48%	0.32%

	7-Day Yield As of December 31, 2018

New York Money Fund—Institutional Shares	1.51%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

Purchase orders and redemption orders may be effected through a Cash Plus account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

26 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempCash, California Money Fund, MuniCash and New York Money Fund, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”); and FedFund, a government money market fund under Rule 2a-7 (the “Government Fund,” and collectively with the Institutional Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

◾

Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 58.

◾

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

◾

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

◾

No Fund (other than California Money Fund, MuniCash and New York Money Fund) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 58.

◾	The Government Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

◾

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates. The Board has chosen not to subject the Government Fund to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets. If the Board changes this policy with respect to liquidity fees or redemption gates, such change would become effective only after shareholders are provided with advance notice of the change.

27

Investment Objectives

Fund	Investment Objective
TempCash	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

FedFund	The Fund seeks current income as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

◾

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

◾	a security that is issued or guaranteed by a person with such ratings;

◾	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

28

◾	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

◾	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

TempCash, California Money Fund, MuniCash and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks. TempCash may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempCash.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers.

Funding Agreements.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. and foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed

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securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  California Money Fund, MuniCash and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Interest paid on private activity bonds will be exempt from regular federal income tax. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

Repurchase Agreements.  TempCash and FedFund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempCash repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempCash, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempCash could not hold directly without the repurchase obligation.

The Funds may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  California Money Fund, MuniCash and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued, Delayed Delivery and Forward Commitment Transactions.  All Funds.  Each Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. Each Fund expects that commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase securities on a when-issued, delayed delivery or forward commitment basis for speculative purposes but only in furtherance of its investment objective. No Fund receives income from securities purchased on a when-issued, delayed delivery or forward commitment basis prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act, the rules and regulations thereunder and any

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applicable exemptive relief. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid Investments.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Municipal Obligations.  TempCash.  The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Restricted Securities.  TempCash, California Money Fund, MuniCash and New York Money Fund.  Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

Reverse Repurchase Agreements.  TempCash and FedFund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempCash and FedFund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempCash, California Money Fund, MuniCash and New York Money Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to FedFund:

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s

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creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Industry Risk.  TempCash.  Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Exposure Risk.  TempCash, California Money Fund, MuniCash and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempCash, California Money Fund, MuniCash and New York Money Fund.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with

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mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  California Money Fund, MuniCash and New York Money Fund.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  California Money Fund, MuniCash and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

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Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  The Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempCash and FedFund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  FedFund.  The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

State Specific Risk.  California Money Fund and New York Money Fund.  Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; actions taken by the federal government, including federal policies related to trade, healthcare and immigration, as well as other actions of the federal government, including audits, disallowances and other changes in aid levels; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations

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on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax reductions or increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; and any reduction in the creditworthiness of issuers of California municipal securities.

In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 12, 2019, Moody’s Investors Service, Inc., S&P Global Ratings and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “AA-,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments, which may adversely affect bonus income and capital gains realizations; the effect of household debt on consumer spending and New York State tax collections; and the outcome of litigation and other claims affecting New York State.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. As of February 12, 2019, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by S&P Global Ratings and “AA” by Fitch Ratings, Inc. As of February 12, 2019, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by S&P Global Ratings and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  California Money Fund, MuniCash and New York Money Fund.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Treasury Obligations Risk.  All Funds.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

U.S. Government Obligations Risk.  All Funds.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are

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supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk.  All Funds.  When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Cyber Security Risk.  All Funds.  Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Investments Risk.  All Funds.  The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Municipal Securities Risks.  TempCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

36

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Restricted Securities Risk.  TempCash, California Money Fund, MuniCash and New York Money Fund.  Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

Reverse Repurchase Agreements Risk.  TempCash and FedFund.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempCash and FedFund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempCash, California Money Fund, MuniCash and New York Money Fund.  The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate the NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by JPMorgan Chase Bank, N.A. (“JPM”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The value of each security used in computing the NAV of a Fund’s shares is determined as of such times.

In computing the NAV, the Government Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of TempCash, California Money Fund, MuniCash and New York Money Fund normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The NAV of FedFund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 18, May 24, July 3, November 29, December 24 and December 31, 2019. The NYSE will close early on July 3, November 29 and December 24, 2019.

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In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion with you or your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Cash Plus Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Cash Plus Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred by a Fund or its service providers, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Plus Shares.

Fund	Deadline (Eastern time)

TempCash[1]	3:00 p.m.

FedFund[2]	5:00 p.m.

California Money Fund[3]	1:00 p.m.

MuniCash[4]	2:30 p.m.

New York Money Fund[3]	1:00 p.m.

[1]

Purchase orders for Cash Plus Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[2]

Purchase orders for Cash Plus Shares of FedFund placed after 4:15 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[3]

Purchase orders for Cash Plus Shares of California Money Fund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[4]

Purchase orders for Cash Plus Shares of MuniCash placed after 2:15 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

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Orders received after the applicable deadline for any Fund on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day.

Contact the Funds’ office at (800) 441-7450 for specific information.

Purchases of shares of each Fund may be effected through an Account through procedures and requirements established by your Financial Intermediary. Beneficial ownership of Cash Plus Shares will be recorded by your Financial Intermediary and will be reflected in Account statements. Your Financial Intermediary may impose minimum investment requirements for your Account. Even if your financial institution does not impose a sales charge for purchases of Cash Plus Shares, depending on the terms of an Account, your Financial Intermediary may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Financial Intermediary, and should be read in conjunction with this prospectus. The Funds’ officers reserve the right to vary or waive the minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment required will be established by your Financial Intermediary and the Funds. In addition, your Financial Intermediary may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his or her Financial Intermediary for details.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Cash Plus Shares may be redeemed at any time through a representative of your Financial Intermediary. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

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A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempCash[1]	3:00 p.m.

FedFund[2]	5:00 p.m.

California Money Fund[3,4]	1:00 p.m.

MuniCash[3,4]	1:00 p.m.

New York Money Fund[3,4]	1:00 p.m.

[1]

Redemption orders for Cash Plus Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[2]

Redemption orders for Cash Plus Shares of FedFund placed after 4:15 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[3]

Redemption orders for Cash Plus Shares of California Money Fund, MuniCash and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[4]

California Money Fund, MuniCash and New York Money Fund each reserves the right to limit the amount of redemption orders that will be paid on the same day for redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem Cash Plus Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Cash Plus Shares account to $500 or more, no such redemption shall take place. If the value of a shareholder’s Cash Plus Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Plus Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Your Financial Intermediary may also redeem each day a sufficient number of Cash Plus Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Your Financial Intermediary reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Under normal and stressed market conditions, each Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

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Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.

For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.

For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.

For any period during which an Institutional Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Institutional Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund, such Government Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for FedFund because the Fund seeks to maintain a stable NAV of $1.00 per share and generally the Fund’s shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempCash, MuniCash, California Money Fund and New York Money Fund because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s weekly liquid assets fall below the following thresholds:

◾

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

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◾

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 10% of the Institutional Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of an Institutional Fund. An Institutional Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, an Institutional Fund will not accept purchase or redemption orders until the Institutional Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, an Institutional Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund (www.blackrock.com/cash). In addition, the Institutional Funds will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or its agent to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

Distribution and Shareholder Servicing Payments

Cash Plus Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, the Trust entered into an agreement with your Financial Intermediary. The agreement requires your Financial Intermediary to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily NAV of the Cash Plus Shares of each of TempCash, FedFund, California Money Fund, MuniCash and New York Money Fund, held by your Financial Intermediary. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreement, your Financial Intermediary is required to provide to its customers a schedule of any fees that it may charge customers in connection with their investments in Cash Plus Shares.

Pursuant to a Shareholder Services Plan adopted by the Board, the Trust entered into an agreement with your Financial Intermediary. The agreement requires your Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of a Fund’s payment of up to 0.50% (on an annualized basis) of the average daily NAV of the Cash Plus Shares held by your Financial Intermediary, of which 0.25% is for support services that are not “services” within

43

the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreement, your Financial Intermediary is required to provide its customers a schedule of any fees that it may charge customers in connection with their investments in Cash Plus Shares.

Conflict of interest restrictions may apply to a Financial Intermediary’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Plus Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Financial Intermediaries, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Plus Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at 100 Bellevue Parkway, Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

Federal Taxes

Distributions paid by TempCash and FedFund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

California Money Fund, MuniCash and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

California Money Fund, MuniCash and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the

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interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by California Money Fund, MuniCash and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempCash, MuniCash, California Money Fund and New York Money Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the 1940 Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund may elect to adopt a

45

simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If any of TempCash, California Money Fund, MuniCash and/or New York Money Fund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations, provided that such interest income has been designated as such in a notice sent to shareholders not later than 60 days following the close of its taxable year. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

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The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt-interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $5.975 trillion in investment company and other portfolio assets under management as of December 31, 2018.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempCash, California Money Fund, MuniCash and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempCash and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.300% of amounts in excess of $3 billion.
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion.

The management fee for FedFund is equal to Calculation A plus Calculation B as follows:

FedFund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund and three other portfolios of the Trust not offered by this prospectus (Federal Trust Fund, T-Fund and Treasury Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged JPM to provide certain administrative services with respect to the Trust. Any fees payable to JPM do not affect the fees payable by the Funds to BlackRock.

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BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Cash Plus Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)

TempCash	0.18%

FedFund	0.17%

California Money Fund	0.20%

MuniCash	0.20%

New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 29, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2018, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)

TempCash	0.14%

FedFund	0.16%

California Money Fund	0.00%

MuniCash	0.18%

New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2018.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

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Legal Proceedings. On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the lawsuit are without merit. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. The plaintiffs have until March 11, 2019 to appeal.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)) and their directors, officers and employees and of The PNC Financial Services Group, Inc. (which, through a subsidiary, has a significant economic interest in BlackRock, Inc.) and its subsidiaries (each with The PNC Financial Services Group, Inc., an “Entity” and collectively, the “Entities”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock, its Affiliates and the Entities provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Funds. BlackRock, its Affiliates and the Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. BlackRock or one or more Affiliates or Entities act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate or an Entity performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate or an Entity has developed or is trying to develop investment banking relationships or in which an Affiliate or an Entity has significant debt or equity investments or other interests. The Funds may also invest in issuances (such as structured notes) by entities for which an Affiliate or an Entity provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate or an Entity provides or may in the future provide research coverage. An Affiliate or Entity may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Entities in connection with the Funds’ portfolio investment transactions. BlackRock or one or more Affiliates or Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of BlackRock and these Affiliates or Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in BlackRock or an Affiliate or an Entity having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

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In addition, the Funds may, from time to time, enter into transactions in which BlackRock or an Affiliate or an Entity or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock, its Affiliates or Entities may adversely impact the Funds. Transactions by one or more clients or BlackRock, its Affiliates or Entities or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to BlackRock, one or more Affiliates or Entities and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the securities lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or Entities may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of BlackRock, its Affiliates and Entities and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Cash Plus Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempCash

There were no Cash Plus Shares of TempCash outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of TempCash outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0002	$1.0000	$1.00	$1.00	$1.00

Net investment income	0.0188	0.0108	0.0027	0.0006	0.0004
Net realized and unrealized gain (loss)	(0.0010)	(0.0022)	0.0002	0.0002	0.0002

Net increase from investment operations	0.0178	0.0086	0.0029	0.0008	0.0006

Distributions(a)
From net investment income	(0.0177)	(0.0084)	(0.0027)	(0.0006)	(0.0004)
From net realized gain	—	—	(0.0002)	(0.0002)	(0.0002)

Total distributions	(0.0177)	(0.0084)	(0.0029)	(0.0008)	(0.0006)

Net asset value, end of year	$1.0003	$1.0002	$1.0000	$1.00	$1.00

Total Return(b)
Based on net asset value	1.79%	0.87%	0.29%	0.08%	0.06%

Ratios to Average Net Assets
Total expenses	0.33%	0.39%	0.39%	0.35%	0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.18%	0.13%	0.18%	0.18%

Net investment income	1.88%	1.08%	0.26%	0.06%	0.05%

Supplemental Data
Net assets, end of year (000)	$4,875,313	$1,713,352	$72,311	$1,142,790	$1,489,543

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

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FedFund

There were no Cash Plus Shares of FedFund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of FedFund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0129	0.0039	0.0004		0.0002		0.0001
Net realized gain (loss)	(0.0001)	0.0002	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0128	0.0041	0.0004		0.0002		0.0001

Distributions(b)
From net investment income	(0.0128)	(0.0041)	(0.0004)		(0.0002)		(0.0001)
From net realized gain	—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0128)	(0.0041)	(0.0004)		(0.0002)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.29%	0.41%	0.04%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.44%	0.44%	0.46%		0.46%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%	0.40%	0.34%		0.13%		0.09%

Net investment income	1.29%	0.39%	0.04%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$1,776,032	$1,714,598	$2,029,496		$917,631		$748,382

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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California Money Fund

There were no Cash Plus Shares of California Money Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of California Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0101	0.0053	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	0.0002	0.0012	0.0000 (a)	(0.0000	)(b)	0.0001

Net increase from investment operations	0.0103	0.0065	0.0019	0.0001		0.0002

Distributions(c)
From net investment income	(0.0101)	(0.0054)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	(0.0011)	—	—		(0.0001)

Total distributions	(0.0101)	(0.0065)	(0.0019)	(0.0001)		(0.0002)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.03%	0.65%	0.19%	0.01%		0.02%

Ratios to Average Net Assets
Total expenses	0.70%	0.74%	0.47%	0.47%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.12%	0.05%		0.08%

Net investment income	1.01%	0.53%	0.12%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$169,293	$30,459	$41,192	$227,884		$122,721

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.

54

MuniCash

There were no Cash Plus Shares of MuniCash outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017	2016		2015		2014
Net asset value, beginning of year	$1.0003		$1.0001	$1.00		$1.00		$1.00

Net investment income	0.0087		0.0033	0.0006		0.0001		0.0001
Net realized and unrealized gain	0.0000	(a)	0.0002	0.0013		0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0087		0.0035	0.0019		0.0001		0.0001

Distributions(b)
From net investment income	(0.0087)		(0.0033)	(0.0006)		(0.0001)		(0.0001)
From net realized gain	(0.0002)		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—		—	(0.0012)		—		—

Total distributions	(0.0089)		(0.0033)	(0.0018)		(0.0001)		(0.0001)

Net asset value, end of year	$1.0001		$1.0003	$1.0001		$1.00		$1.00

Total Return(d)
Based on net asset value	0.88	%(e)	0.35%	0.19%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.54%		0.56%	0.63	%(f)	0.74%		0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%		0.45%	0.30%		0.13%		0.17%

Net investment income	0.87%		0.33%	0.05%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$1,893		$1,623	$1,802		$2,045		$3,513

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for the Dollar class would have been 0.63%.

55

New York Money Fund

There were no Cash Plus Shares of New York Money Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of New York Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0113	0.0056	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	(0.0002)	0.0013	0.0015	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0111	0.0069	0.0034	0.0001		0.0001

Distributions(b)
From net investment income	(0.0111)	(0.0056)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	—	(0.0003)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—	(0.0013)	(0.0012)	—		—

Total distributions	(0.0111)	(0.0069)	(0.0034)	(0.0001)		(0.0001)

Net asset value, end of year	$1.0000	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.12%	0.69%	0.34%	0.01%		0.01%

Ratios to Average Net Assets
Total expenses	1.35%	1.00%	0.58%	0.49%		0.48%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.14%	0.09%		0.09%

Net investment income	1.13%	0.56%	0.10%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$46,066	$16,908	$17,838	$92,999		$118,278

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

56

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

57

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

◾	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

◾	securities issued by other registered investment companies that are money market funds; or

◾	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

58

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

FedFund

California Money Fund

MuniCash

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

ACCOUNTING SERVICES PROVIDER

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

59

How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash.

Cash Plus Shares	Fund Code
TempCash	121
FedFund	130
California Money Fund	152
MuniCash	148
New York Money Fund	153

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) is available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-CP-0219

FEBRUARY 28, 2019

PROSPECTUS

BlackRock Liquidity Funds  |  Cash Reserve Shares

➢	TempCash

Cash Reserve: BLRXX

➢	TempFund

Cash Reserve: BRRXX

➢	Federal Trust Fund

Cash Reserve: BFDXX

➢	FedFund

Cash Reserve: BFRXX

➢	T-Fund

Cash Reserve: BTRXX

➢	Treasury Trust Fund

Cash Reserve: BTFXX

➢	California Money Fund

Cash Reserve: BCFXX

➢	MuniCash

Cash Reserve: BMRXX

➢	MuniFund

Cash Reserve: BMFXX

➢	New York Money Fund

Cash Reserve: BNRXX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7450 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempCash	3
	Key Facts About TempFund	8
	Key Facts About Federal Trust Fund	12
	Key Facts About FedFund	16
	Key Facts About T-Fund	20
	Key Facts About Treasury Trust Fund	24
	Key Facts About California Money Fund	28
	Key Facts About MuniCash	33
	Key Facts About MuniFund	38
	Key Facts About New York Money Fund	43

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	48
	Investment Risks	52

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	60
	Purchase of Shares	61
	Redemption of Shares	63
	Additional Purchase and Redemption Information	65
	Liquidity Fees and Redemption Gates	66
	Distribution and Shareholder Servicing Payments	66
	Dividends and Distributions	67
	Federal Taxes	67
	State and Local Taxes	69

Management of the Funds	Information About BlackRock
	BlackRock	71
	Conflicts of Interest	73
	Master/Feeder Structure	74

Financial Highlights	Financial Performance of the Funds	75

General Information	Certain Fund Policies	85

Glossary	Glossary of Investment Terms	86

For More Information	Funds and Service Providers	87

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.29%

Distribution (12b-1) Fees	None

Other Expenses	0.44%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.04%

Total Annual Fund Operating Expenses	0.73%
Fee Waivers and/or Expense Reimbursements[1]	(0.15)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.58%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$59	$218	$391	$892

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

3 - TempCash

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

◾

Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

4 - TempCash

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

◾

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempCash

Performance Information

There are currently no Cash Reserve Shares of TempCash outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Cash Reserve Shares would be substantially similar to Institutional Shares because Cash Reserve Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Cash Reserve Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Cash Reserve Shares would have been lower than those of the Institutional Shares because Cash Reserve Shares have higher expenses than the Institutional Shares.

The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Between October 1, 2015 and February 28, 2017, the Fund operated under a different investment policy such that it would invest only in securities that, under normal circumstances, would mature (without reference to interest rate adjustment dates), or were subject to an unconditional demand feature that was exercisable and payable, within 5 business days or less. Investors should note that the historical yield and performance information shown for this period are based on the investment policy of the Fund relating to maturity restrictions then in effect. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.56% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.01% (quarter ended September 30, 2015).

6 - TempCash

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Institutional Shares	1.98%	0.69%	0.46%

	7-Day Yield As of December 31, 2018

TempCash—Institutional Shares	2.51%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

7 - TempCash

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares

Management Fee	0.21%

Distribution (12b-1) Fees	None

Other Expenses	0.41%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.62%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.58%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$59	$194	$342	$770

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

8 - TempFund

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

◾

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

9 - TempFund

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Cash Reserve Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.72% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2016).

10 - TempFund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Cash Reserve Shares	1.82%	0.53%	0.29%

	7-Day Yield As of December 31, 2018

TempFund—Cash Reserve Shares	2.13%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund at multiple times each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The Fund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms. Orders must be received by the Fund prior to the next NAV cut-off time to receive that NAV. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

11 - TempFund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares

Management Fee	0.23%

Distribution (12b-1) Fees	None

Other Expenses	0.41%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.64%
Fee Waivers and/or Expense Reimbursements[1]	(0.07)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.57%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$58	$198	$350	$792

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

12 - Federal Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.

13 - Federal Trust Fund

There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Cash Reserve Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 1.56% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.01% (quarter ended March 31, 2017).

As of 12/31/18

Average Annual Total Returns

	1 Year	Since Inception (April 18, 2016)

Federal Trust Fund—Cash Reserve Shares	2.44%	1.02%

	7-Day Yield As of December 31, 2018

Federal Trust Fund—Cash Reserve Shares	1.85%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

14 - Federal Trust Fund

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

15 - Federal Trust Fund

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.41%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.59%
Fee Waivers and/or Expense Reimbursements[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.57%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$58	$187	$327	$736

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

16 - FedFund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

17 - FedFund

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Cash Reserve Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.43% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2016).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Cash Reserve Shares	1.33%	0.35%	0.18%

	7-Day Yield As of December 31, 2018

FedFund—Cash Reserve Shares	1.91%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

18 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

19 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.41%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.59%
Fee Waivers and/or Expense Reimbursements[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.57%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$58	$187	$327	$736

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

20 - T-Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

21 - T-Fund

Performance Information

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Cash Reserve Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.43% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2016).

As of 12/31/18

Average Annual Total Returns

	1 Year	Since Inception (September 24, 2015)

T-Fund—Cash Reserve Shares	1.32%	0.52%

	7-Day Yield As of December 31, 2018

T-Fund—Cash Reserve Shares	1.92%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

22 - T-Fund

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

23 - T-Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares

Management Fee	0.19%

Distribution (12b-1) Fees	None

Other Expenses	0.41%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.60%
Fee Waivers and/or Expense Reimbursements[1]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.57%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$58	$189	$332	$747

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

24 - Treasury Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

25 - Treasury Trust Fund

Performance Information

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Cash Reserve Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.43% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2016).

As of 12/31/18

Average Annual Total Returns

	1 Year	Since Inception (December 16, 2015)

Treasury Trust Fund—Cash Reserve Shares	1.31%	0.54%

	7-Day Yield As of December 31, 2018

Treasury Trust Fund—Cash Reserve Shares	1.82%
Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

26 - Treasury Trust Fund

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

27 - Treasury Trust Fund

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.72%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.32%

Total Annual Fund Operating Expenses	1.10%
Fee Waivers and/or Expense Reimbursements[1]	(0.50)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$61	$300	$558	$1,295

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and

28 - California Money Fund

their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

29 - California Money Fund

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

30 - California Money Fund

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Cash Reserve Shares of California Money Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Cash Reserve Shares would be substantially similar to Institutional Shares because Cash Reserve Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Cash Reserve Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Cash Reserve Shares would have been lower than those of the Institutional Shares because Cash Reserve Shares have higher expenses than the Institutional Shares.

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.31% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

31 - California Money Fund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Institutional Shares	1.09%	0.42%	0.28%

	7-Day Yield As of December 31, 2018

California Money Fund—Institutional Shares	1.22%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

32 - California Money Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.27%

Distribution (12b-1) Fees	None

Other Expenses	0.42%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.69%
Fee Waivers and/or Expense Reimbursements[1]	(0.09)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$61	$212	$375	$850

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so

33 - MuniCash

that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

34 - MuniCash

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

35 - MuniCash

Performance Information

There are currently no Cash Reserve Shares of MuniCash outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Cash Reserve Shares would be substantially similar to Dollar Shares because Cash Reserve Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Cash Reserve Shares and Dollar Shares have different expenses. The actual returns and seven-day yields of Cash Reserve Shares would have been lower than those of the Dollar Shares because Cash Reserve Shares have higher expenses than the Dollar Shares.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.42% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2016).

36 - MuniCash

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	1.11%	0.35%	0.21%

	7-Day Yield As of December 31, 2018

MuniCash—Dollar Shares	1.31%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

37 - MuniCash

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Expenses	0.60%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.20%

Total Annual Fund Operating Expenses	0.95%
Fee Waivers and/or Expense Reimbursements[1]	(0.35)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$61	$268	$491	$1,134

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so

38 - MuniFund

that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

39 - MuniFund

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

40 - MuniFund

Performance Information

There are currently no Cash Reserve Shares of MuniFund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Cash Reserve Shares would be substantially similar to Dollar Shares because Cash Reserve Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Cash Reserve Shares and Dollar Shares have different expenses. The actual returns and seven-day yields of Cash Reserve Shares would have been lower than those of the Dollar Shares because Cash Reserve Shares have higher expenses than the Dollar Shares.

The information shows you how MuniFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.31% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2016).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Dollar Shares	1.01%	0.32%	0.19%

	7-Day Yield As of December 31, 2018

MuniFund—Dollar Shares	1.32%

41 - MuniFund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

The Fund is a retail money market fund and is intended only for sale to beneficial owners who are natural persons.

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniFund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

42 - MuniFund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	1.36%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.96%

Total Annual Fund Operating Expenses	1.74%
Fee Waivers and/or Expense Reimbursements[1]	(1.14)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$61	$437	$837	$1,957

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and

43 - New York Money Fund

their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

44 - New York Money Fund

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

45 - New York Money Fund

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Cash Reserve Shares of New York Money Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Cash Reserve Shares would be substantially similar to Institutional Shares because Cash Reserve Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Cash Reserve Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Cash Reserve Shares would have been lower than those of the Institutional Shares because Cash Reserve Shares have higher expenses than the Institutional Shares.

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.36% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

46 - New York Money Fund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Institutional Shares	1.22%	0.48%	0.32%

	7-Day Yield As of December 31, 2018

New York Money Fund—Institutional Shares	1.51%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

47 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempCash, TempFund, California Money Fund, MuniCash and New York Money Fund, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”); Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund”); and MuniFund, a retail money market fund under Rule 2a-7 (the “Retail Fund,” and collectively with the Institutional Funds and the Government Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

◾

Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 86.

◾

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

◾

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

◾

No Fund (other than California Money Fund, MuniCash, MuniFund and New York Money Fund) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 86.

◾	Each Government Fund and the Retail Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

◾

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund or the Retail Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund or the Retail Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates. The Board has chosen not to subject the Government Funds to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets. If the Board changes this policy with respect to liquidity fees or redemption gates, such change would become effective only after shareholders are provided with advance notice of the change.

Investment Objectives

Fund	Investment Objective
TempCash TempFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
Federal Trust Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.
FedFund
T-Fund
Treasury Trust Fund

48

Fund	Investment Objective
California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.
MuniCash MuniFund	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniCash and MuniFund, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash, TempFund, MuniCash and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

◾

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

◾	a security that is issued or guaranteed by a person with such ratings;

◾	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

◾	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

◾	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

49

TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash and TempFund.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempCash and TempFund.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash and TempFund may include instruments issued by foreign issuers, except that TempFund may only invest up to 5% of its assets in non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempCash and TempFund.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash and TempFund.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash and TempFund.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. and foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash and TempFund.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

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Municipal Obligations.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Interest paid on private activity bonds will be exempt from regular federal income tax. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

Repurchase Agreements.  TempCash, TempFund, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempCash and TempFund repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempCash and TempFund, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempCash or TempFund could not hold directly without the repurchase obligation.

The Funds may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  TempCash, TempFund, FedFund, Federal Trust Fund, T-Fund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued, Delayed Delivery and Forward Commitment Transactions.  All Funds.  Each Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. Each Fund expects that commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase securities on a when-issued, delayed delivery or forward commitment basis for speculative purposes but only in furtherance of its investment objective. No Fund receives income from securities purchased on a when-issued, delayed delivery or forward commitment basis prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The Funds will borrow money when BlackRock believes that the return from securities purchased

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with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid Investments.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Municipal Obligations.  TempCash and TempFund.  Each Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Restricted Securities.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

Reverse Repurchase Agreements.  TempCash, TempFund, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempCash, TempFund, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempCash, TempFund, California Money Fund, MuniCash and New York Money Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to MuniFund:

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market

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conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempCash and TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Industry Risk.  TempCash.  Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Exposure Risk.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risks.  TempCash and TempFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

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Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  The Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempCash and TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempCash, TempFund, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund.  The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

State Specific Risk. California Money Fund and New York Money Fund. Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

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California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; actions taken by the federal government, including federal policies related to trade, healthcare and immigration, as well as other actions of the federal government, including audits, disallowances and other changes in aid levels; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax reductions or increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; and any reduction in the creditworthiness of issuers of California municipal securities.

In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 12, 2019, Moody’s Investors Service, Inc., S&P Global Ratings and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “AA-,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments, which may adversely affect bonus income and capital gains realizations; the effect of household debt on consumer spending and New York State tax collections; and the outcome of litigation and other claims affecting New York State.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. As of February 12, 2019, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by S&P Global Ratings and “AA” by Fitch Ratings, Inc. As of February 12, 2019, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by S&P Global Ratings and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their

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acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

Treasury Obligations Risk.  All Funds.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

U.S. Government Obligations Risk.  TempCash, TempFund, FedFund, Federal Trust Fund, T-Fund, California Money Fund, MuniCash, MuniFund and New York Money Fund.   Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk.  All Funds.  When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Cyber Security Risk.  All Funds.  Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Investments Risk.  All Funds.  The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

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Municipal Securities Risks.  TempCash and TempFund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Restricted Securities Risk.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

Reverse Repurchase Agreements Risk.  TempCash, TempFund, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund.

58

Securities Lending Risk.  TempCash, TempFund, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempCash, TempFund, California Money Fund, MuniCash and New York Money Fund.  The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate the NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by JPMorgan Chase Bank, N.A. (“JPM”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The value of each security used in computing the NAV of a Fund’s shares is determined as of such times.

In computing the NAV, each Government Fund and the Retail Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of TempFund is determined on each Business Day as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time).

The NAV of Federal Trust Fund, Treasury Trust Fund and MuniFund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of TempCash, California Money Fund, MuniCash and New York Money Fund normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The NAV of FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve

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Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion with you or your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund (other than TempFund) may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Cash Reserve Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

Please note that TempFund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Cash Reserve Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred by a Fund or its service providers, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Reserve Shares.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 18, May 24, July 3, November 29, December 24 and December 31, 2019. The NYSE will close early on July 3, November 29 and December 24, 2019.

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Fund	Deadline (Eastern time)

TempCash[1]	3:00 p.m.

TempFund[2]	8:00 a.m., 12:00 p.m. and 3:00 p.m.

Federal Trust Fund[3]	2:30 p.m.

FedFund[4]	5:00 p.m.

T-Fund[4]	5:00 p.m.

Treasury Trust Fund[3]	2:30 p.m.

California Money Fund[5]	1:00 p.m.

MuniCash[3]	2:30 p.m.

MuniFund[3]	2:30 p.m.

New York Money Fund[5]	1:00 p.m.

[1]

Purchase orders for Cash Reserve Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[2]

Purchase orders for Cash Reserve Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, purchase orders for Cash Reserve Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Purchase orders for Cash Reserve Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[3]

Purchase orders for Cash Reserve Shares of Federal Trust Fund, Treasury Trust Fund, MuniCash and MuniFund placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[4]

Purchase orders for Cash Reserve Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[5]

Purchase orders for Cash Reserve Shares of California Money Fund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings.

Contact the Funds’ office at (800) 441-7450 for specific information.

The minimum initial investment by an institution for Cash Reserve Shares is $5,000 (however, Financial Intermediaries may set a higher minimum for their customers). There is no minimum subsequent investment. The Funds’ officers reserve the right to vary or waive the minimum and subsequent investment requirements.

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Cash Reserve Shares of the Funds are sold without a sales charge. Financial Intermediaries purchasing or holding Cash Reserve Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with a Financial Intermediary before purchasing Cash Reserve Shares of the Funds. A Financial Intermediary purchasing Cash Reserve Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

The Retail Fund is intended only for sale to beneficial owners who are natural persons. Natural persons may invest in the Retail Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day to day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Financial Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of the Retail Fund to natural persons. Financial Intermediaries are expected to promptly report to the Retail Fund the existence of any shareholder of the Retail Fund that does not qualify as a natural person of whom they are aware, promptly notify such shareholder and take steps to redeem any such shareholder’s Fund shares.

The Retail Fund reserves the right to redeem shares in any account that it cannot confirm to its satisfaction is beneficially owned by a natural person, after providing at least 60 days’ advance notice.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempCash[1]	3:00 p.m.

TempFund[2]	8:00 a.m., 12:00 p.m. and 3:00 p.m.

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Fund	Deadline (Eastern time)

Federal Trust Fund[3]	2:30 p.m.

FedFund[4]	5:00 p.m.

T-Fund[4]	5:00 p.m.

Treasury Trust Fund[3]	2:30 p.m.

California Money Fund[5,6]	1:00 p.m.

MuniCash[5,6]	1:00 p.m.

MuniFund[5,6]	1:00 p.m.

New York Money Fund[5,6]	1:00 p.m.

[1]

Redemption orders for Cash Reserve Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[2]

Redemption orders for Cash Reserve Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, redemption orders for Cash Reserve Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Redemption orders for Cash Reserve Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[3]

Redemption orders for Cash Reserve Shares of Federal Trust Fund and Treasury Trust Fund placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[4]

Redemption orders for Cash Reserve Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[5]

Redemption orders for Cash Reserve Shares of California Money Fund, MuniCash, MuniFund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[6]

California Money Fund, MuniCash, MuniFund and New York Money Fund each reserves the right to limit the amount of redemption orders that will be paid on the same day for redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem shares in any Cash Reserve Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Cash Reserve Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Cash Reserve Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Reserve Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information,” including if the Retail Fund cannot confirm to its satisfaction that

64

shares are beneficially owned by a natural person. A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to a Financial Intermediary’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Reserve Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Financial Intermediaries, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Reserve Shares.

Under normal and stressed market conditions, each Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.

For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.

For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.

For any period during which an Institutional Fund or the Retail Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Institutional Fund’s or Retail Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund or the Retail Fund, such Government Fund’s or Retail Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

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Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund or the Retail Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s or Retail Fund’s weekly liquid assets fall below the following thresholds:

◾

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 30% of the Institutional Fund’s or Retail Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund or Retail Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

◾

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 10% of the Institutional Fund’s or Retail Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or Retail Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund or Retail Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund or the Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of an Institutional Fund or the Retail Fund. An Institutional Fund or the Retail Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, an Institutional Fund or the Retail Fund will not accept purchase or redemption orders until the Institutional Fund or Retail Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or the Retail Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund or the Retail Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, an Institutional Fund or the Retail Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund or Retail Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund or Retail Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 30% of the Institutional Fund’s or Retail Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund or the Retail Fund (www.blackrock.com/cash). In addition, the Institutional Funds and Retail Fund will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or the Retail Fund or its agent to implement, modify or remove, or to assist the Institutional Fund or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

Distribution and Shareholder Servicing Payments

Cash Reserve Shareholder Services Plan

Financial Intermediaries may purchase Cash Reserve Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Trust will enter into an agreement with each Financial Intermediary that purchases Cash Reserve Shares of the Funds. The

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agreement will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily NAV of the Cash Reserve Shares held by the Financial Intermediary, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Financial Intermediaries are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Reserve Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at 100 Bellevue Parkway, Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

Federal Taxes

Distributions paid by TempCash, TempFund, Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

California Money Fund, MuniCash, MuniFund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

California Money Fund, MuniCash, MuniFund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the

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security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by California Money Fund, MuniCash, MuniFund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the 1940 Act

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and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If any of TempCash, TempFund, California Money Fund, MuniCash, MuniFund and/or New York Money Fund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations, provided that such interest income has been designated as such in a notice sent to shareholders not later than 60 days following the close of its taxable year. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

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The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt-interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $5.975 trillion in investment company and other portfolio assets under management as of December 31, 2018.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash, MuniCash and MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess	of $7 billion.
of $8 billion.

The management fee for Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged JPM to provide certain administrative services with respect to the Trust. Any fees payable to JPM do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

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other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Cash Reserve Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)

TempCash	0.18%

TempFund	0.18%

Federal Trust Fund	0.17%

FedFund	0.17%

T-Fund	0.17%

Treasury Trust Fund	0.17%

California Money Fund	0.20%

MuniCash	0.20%

MuniFund	0.20%

New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 29, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2018, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)

TempCash	0.14%

TempFund	0.17%

Federal Trust Fund	0.16%

FedFund	0.16%

T-Fund	0.16%

Treasury Trust Fund	0.16%

California Money Fund	0.00%

MuniCash	0.18%

MuniFund	0.00%

New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2018.

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From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the lawsuit are without merit. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. The plaintiffs have until March 11, 2019 to appeal.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)) and their directors, officers and employees and of The PNC Financial Services Group, Inc. (which, through a subsidiary, has a significant economic interest in BlackRock, Inc.) and its subsidiaries (each with The PNC Financial Services Group, Inc., an “Entity” and collectively, the “Entities”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock, its Affiliates and the Entities provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Funds. BlackRock, its Affiliates and the Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. BlackRock or one or more Affiliates or Entities act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate or an Entity performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate or an Entity has developed or is trying to develop investment banking relationships or in which an Affiliate or an Entity has significant debt or equity investments or other interests. The Funds may also invest in issuances (such as structured notes) by entities for which an Affiliate or an Entity provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate or an Entity provides or may in the future provide research coverage. An Affiliate or Entity may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Entities in connection with the Funds’ portfolio investment transactions. BlackRock or one or more Affiliates or Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of BlackRock and these Affiliates or Entities are carried out

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without reference to positions held directly or indirectly by the Funds and may result in BlackRock or an Affiliate or an Entity having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which BlackRock or an Affiliate or an Entity or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock, its Affiliates or Entities may adversely impact the Funds. Transactions by one or more clients or BlackRock, its Affiliates or Entities or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to BlackRock, one or more Affiliates or Entities and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the securities lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or Entities may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of BlackRock, its Affiliates and Entities and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Cash Reserve Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempCash

There were no Cash Reserve Shares of TempCash outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of TempCash outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0002	$1.0000	$1.00	$1.00	$1.00

Net investment income	0.0188	0.0108	0.0027	0.0006	0.0004
Net realized and unrealized gain (loss)	(0.0010)	(0.0022)	0.0002	0.0002	0.0002

Net increase from investment operations	0.0178	0.0086	0.0029	0.0008	0.0006

Distributions(a)
From net investment income	(0.0177)	(0.0084)	(0.0027)	(0.0006)	(0.0004)
From net realized gain	—	—	(0.0002)	(0.0002)	(0.0002)

Total distributions	(0.0177)	(0.0084)	(0.0029)	(0.0008)	(0.0006)

Net asset value, end of year	$1.0003	$1.0002	$1.0000	$1.00	$1.00

Total Return(b)
Based on net asset value	1.79%	0.87%	0.29%	0.08%	0.06%

Ratios to Average Net Assets
Total expenses	0.33%	0.39%	0.39%	0.35%	0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.18%	0.13%	0.18%	0.18%

Net investment income	1.88%	1.08%	0.26%	0.06%	0.05%

Supplemental Data
Net assets, end of year (000)	$4,875,313	$1,713,352	$72,311	$1,142,790	$1,489,543

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

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TempFund

The table below sets forth selected financial data for a Cash Reserve Share of TempFund outstanding throughout each period presented.

	Cash Reserve
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0003	$1.0002	$1.00	$1.00	$1.00

Net investment income	0.0143	0.0060	0.0004	0.0002	0.0002
Net realized and unrealized gain (loss)	(0.0004)	0.0001	0.0002	0.0001	0.0001

Net increase from investment operations	0.0139	0.0061	0.0006	0.0003	0.0003

Distributions(a)
From net investment income	(0.0138)	(0.0060)	(0.0002)	(0.0002)	(0.0002)
From net realized gain	—	—	(0.0002)	(0.0001)	(0.0001)

Total distributions	(0.0138)	(0.0060)	(0.0004)	(0.0003)	(0.0003)

Net asset value, end of year	$1.0004	$1.0003	$1.0002	$1.00	$1.00

Total Return(b)
Based on net asset value	1.39%	0.61%	0.06%	0.03%	0.03%

Ratios to Average Net Assets
Total expenses	0.62%	0.62%	0.59%	0.59%	0.59%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.58%	0.58%	0.51%	0.23%	0.18%

Net investment income	1.43%	0.59%	0.01%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$4,320	$3,341	$5,630	$16,693	$19,977

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

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Federal Trust Fund

The table below sets forth selected financial data for a Cash Reserve Share of Federal Trust Fund outstanding throughout each period presented.

	Cash Reserve
	Year Ended October 31,			Period from 04/18/2016(a) to 10/31/2016
(For a share outstanding throughout each period)	2018	2017
Net asset value, beginning of period	$1.00	$1.00		$1.00

Net investment income	0.0108	0.0022		0.0000	(b)
Net realized gain	0.0002	0.0001		—

Net increase from investment operations	0.0110	0.0023		0.0000

Distributions(c)
From net investment income	(0.0110)	(0.0023)		(0.0000	)(d)
From net realized gain	—	(0.0000	)(d)	—

Total distributions	(0.0110)	(0.0023)		(0.0000)

Net asset value, end of period	$1.00	$1.00		$1.00

Total Return(e)
Based on net asset value	1.11%	0.23%		0.00	%(f)

Ratios to Average Net Assets
Total expenses	0.64%	0.64%		0.61	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.57%	0.54%		0.35	%(g)

Net investment income	1.08%	0.22%		0.00	%(g)

Supplemental Data
Net assets, end of period (000)	$374	$447		$499

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

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FedFund

The table below sets forth selected financial data for a Cash Reserve Share of FedFund outstanding throughout each period presented.

	Cash Reserve
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0115	0.0032	0.0003		0.0001		0.0001
Net realized gain (loss)	(0.0002)	(0.0004)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0113	0.0028	0.0003		0.0001		0.0001

Distributions(b)
From net investment income	(0.0113)	(0.0028)	(0.0003)		(0.0001)		(0.0001)
From net realized gain	—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0113)	(0.0028)	(0.0003)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.14%	0.28%	0.04%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.59%	0.59%	0.62%		0.61%		0.61%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.57%	0.55%	0.31%		0.13%		0.09%

Net investment income	1.15%	0.32%	0.09%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$1,649,400	$814,974	$220,572		$5,442		$4,561

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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T-Fund

The table below sets forth selected financial data for a Cash Reserve Share of T-Fund outstanding throughout each period presented.

	Cash Reserve
	Year Ended October 31,						Period from 09/24/2015(a) to 10/31/2015
(For a share outstanding throughout each period)	2018		2017		2016
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0128		0.0027		0.0001		0.0000	(b)
Net realized gain (loss)	(0.0015)		(0.0002)		0.0000	(b)	0.0000

Net increase from investment operations	0.0113		0.0025		0.0001		0.0000

Distributions(c)
From net investment income	(0.0113)		(0.0025)		(0.0001)		(0.0000	)(d)
From net realized gain	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)	—

Total distributions	(0.0113)		(0.0025)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total Return(e)
Based on net asset value	1.13%		0.25%		0.02%		0.00	%(f)

Ratios to Average Net Assets
Total expenses	0.59%		0.59%		0.60%		0.56	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.57%		0.55%		0.35%		0.08	%(g)

Net investment income	1.28%		0.27%		0.02%		0.01	%(g)

Supplemental Data
Net assets, end of period (000)	$239,734		$57,894		$68,784		$—	(h)

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.
(h)	Net assets are less than $1,000.

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Treasury Trust Fund

The table below sets forth selected financial data for a Cash Reserve Share of Treasury Trust Fund outstanding throughout each period presented.

	Cash Reserve
	Year Ended October 31,				Period from 12/16/2015(a) to 10/31/2016
(For a share outstanding throughout each period)	2018		2017
Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	0.0124		0.0019		0.0001
Net realized gain (loss)	(0.0013)		0.0003		0.0000	(b)

Net increase from investment operations	0.0111		0.0022		0.0001

Distributions(c)
From net investment income	(0.0111)		(0.0022)		(0.0001)
From net realized gain	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)

Total distributions	(0.0111)		(0.0022)		(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00

Total Return(e)
Based on net asset value	1.12%		0.22%		0.01	%(f)

Ratios to Average Net Assets
Total expenses	0.60%		0.60%		0.61	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.57%		0.52%		0.29	%(g)

Net investment income	1.24%		0.19%		0.01	%(g)

Supplemental Data
Net assets, end of period (000)	$8,044		$1,002		$3,635

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

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California Money Fund

There were no Cash Reserve Shares of California Money Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of California Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0101	0.0053	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	0.0002	0.0012	0.0000 (a)	(0.0000	)(b)	0.0001

Net increase from investment operations	0.0103	0.0065	0.0019	0.0001		0.0002

Distributions(c)
From net investment income	(0.0101)	(0.0054)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	(0.0011)	—	—		(0.0001)

Total distributions	(0.0101)	(0.0065)	(0.0019)	(0.0001)		(0.0002)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.03%	0.65%	0.19%	0.01%		0.02%

Ratios to Average Net Assets
Total expenses	0.70%	0.74%	0.47%	0.47%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.12%	0.05%		0.08%

Net investment income	1.01%	0.53%	0.12%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$169,293	$30,459	$41,192	$227,884		$122,721

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.

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MuniCash

There were no Cash Reserve Shares of MuniCash outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017	2016		2015		2014
Net asset value, beginning of year	$1.0003		$1.0001	$1.00		$1.00		$1.00

Net investment income	0.0087		0.0033	0.0006		0.0001		0.0001
Net realized and unrealized gain	0.0000	(a)	0.0002	0.0013		0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0087		0.0035	0.0019		0.0001		0.0001

Distributions(b)
From net investment income	(0.0087)		(0.0033)	(0.0006)		(0.0001)		(0.0001)
From net realized gain	(0.0002)		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—		—	(0.0012)		—		—

Total distributions	(0.0089)		(0.0033)	(0.0018)		(0.0001)		(0.0001)

Net asset value, end of year	$1.0001		$1.0003	$1.0001		$1.00		$1.00

Total Return(d)
Based on net asset value	0.88	%(e)	0.35%	0.19%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.54%		0.56%	0.63	%(f)	0.74%		0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%		0.45%	0.30%		0.13%		0.17%

Net investment income	0.87%		0.33%	0.05%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$1,893		$1,623	$1,802		$2,045		$3,513

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for the Dollar class would have been 0.63%.

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MuniFund

There were no Cash Reserve Shares of MuniFund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of MuniFund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017	2016	2015	2014
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0090		0.0035	0.0006	0.0002	0.0002
Net realized gain	0.0000	(a)	0.0002	0.0001	0.0001	0.0002

Net increase from investment operations	0.0090		0.0037	0.0007	0.0003	0.0004

Distributions(b)
From net investment income	(0.0090)		(0.0035)	(0.0006)	(0.0002)	(0.0002)
From net realized gain	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)	(0.0002)

Total distributions	(0.0090)		(0.0037)	(0.0007)	(0.0003)	(0.0004)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.91%		0.36%	0.07%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	0.80%		0.70%	0.63%	0.61%	0.61%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%		0.45%	0.22%	0.06%	0.08%

Net investment income	0.90%		0.35%	0.03%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$4,462		$4,592	$5,724	$41,554	$49,420

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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New York Money Fund

There were no Cash Reserve Shares of New York Money Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of New York Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0113	0.0056	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	(0.0002)	0.0013	0.0015	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0111	0.0069	0.0034	0.0001		0.0001

Distributions(b)
From net investment income	(0.0111)	(0.0056)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	—	(0.0003)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—	(0.0013)	(0.0012)	—		—

Total distributions	(0.0111)	(0.0069)	(0.0034)	(0.0001)		(0.0001)

Net asset value, end of year	$1.0000	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.12%	0.69%	0.34%	0.01%		0.01%

Ratios to Average Net Assets
Total expenses	1.35%	1.00%	0.58%	0.49%		0.48%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.14%	0.09%		0.09%

Net investment income	1.13%	0.56%	0.10%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$46,066	$16,908	$17,838	$92,999		$118,278

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

84

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

◾	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

◾	securities issued by other registered investment companies that are money market funds; or

◾	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

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For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

TempFund

Federal Trust Fund

FedFund

T-Fund

Treasury Trust Fund

California Money Fund

MuniCash

MuniFund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

ACCOUNTING SERVICES PROVIDER

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

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How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash.

Cash Reserve Shares	Fund Code
TempCash	0H5
TempFund	0H2
Federal Trust Fund	0U5
FedFund	0U3
T-Fund	0N2
Treasury Trust Fund	0N5
California Money Fund	0R2
MuniCash	0K5
MuniFund	0K2
New York Money Fund	0R5

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) is available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-CR-0219

FEBRUARY 28, 2019

PROSPECTUS

BlackRock Liquidity Funds  |  Dollar Shares

➢	TempCash

Dollar: TCDXX

➢	TempFund

Dollar: TDOXX

➢	Federal Trust Fund

Dollar: TSDXX

➢	FedFund

Dollar: TDDXX

➢	T-Fund

Dollar: TFEXX

➢	Treasury Trust Fund

Dollar: TTDXX

➢	California Money Fund

Dollar: MUDXX

➢	MuniCash

Dollar: MCDXX

➢	MuniFund

Dollar: MFDXX

➢	New York Money Fund

Dollar: BPDXX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7450 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempCash	3
	Key Facts About TempFund	8
	Key Facts About Federal Trust Fund	12
	Key Facts About FedFund	16
	Key Facts About T-Fund	20
	Key Facts About Treasury Trust Fund	24
	Key Facts About California Money Fund	28
	Key Facts About MuniCash	33
	Key Facts About MuniFund	38
	Key Facts About New York Money Fund	43

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	48
	Investment Risks	52

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	60
	Purchase of Shares	61
	Redemption of Shares	63
	Additional Purchase and Redemption Information	65
	Liquidity Fees and Redemption Gates	66
	Distribution and Shareholder Servicing Payments	67
	Dividends and Distributions	67
	Federal Taxes	67
	State and Local Taxes	69

Management of the Funds	Information About BlackRock
	BlackRock	71
	Conflicts of Interest	73
	Master/Feeder Structure	74

Financial Highlights	Financial Performance of the Funds	75

General Information	Certain Fund Policies	85

Glossary	Glossary of Investment Terms	86

For More Information	Funds and Service Providers	87
	How to Contact BlackRock Liquidity Funds	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.29%

Distribution (12b-1) Fees	None

Other Expenses	0.29%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.04%

Total Annual Fund Operating Expenses	0.58%
Fee Waivers and/or Expense Reimbursements[1]	(0.15)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.43%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$44	$171	$309	$711

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

3 - TempCash

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

◾

Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

4 - TempCash

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

◾

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempCash

Performance Information

The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Between October 1, 2015 and February 28, 2017, the Fund operated under a different investment policy such that it would invest only in securities that, under normal circumstances, would mature (without reference to interest rate adjustment dates), or were subject to an unconditional demand feature that was exercisable and payable, within 5 business days or less. Investors should note that the historical yield and performance information shown for this period are based on the investment policy of the Fund relating to maturity restrictions then in effect. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Dollar Shares

ANNUAL TOTAL RETURNS1

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 14.02% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year[1]	5 Years[1]	10 Years[1]

TempCash—Dollar Shares	15.41%	3.09%	1.57%

	7-Day Yield As of December 31, 2018

TempCash—Dollar Shares	2.27%

[1]	A portion of the Fund’s total return was attributable to a special income distribution that took place on December 12, 2018.

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

6 - TempCash

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

7 - TempCash

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.21%

Distribution (12b-1) Fees	None

Other Expenses	0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.47%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.43%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$44	$147	$259	$588

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies,

8 - TempFund

instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

◾

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

9 - TempFund

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

10 - TempFund

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.60% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Dollar Shares	1.81%	0.59%	0.33%

	7-Day Yield As of December 31, 2018

TempFund—Dollar Shares	2.27%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund at multiple times each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The Fund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms. Orders must be received by the Fund prior to the next NAV cut-off time to receive that NAV. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

11 - TempFund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.23%

Distribution (12b-1) Fees	None

Other Expenses	0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.49%
Fee Waivers and/or Expense Reimbursements[1]	(0.07)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.42%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$43	$150	$267	$609

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may

12 - Federal Trust Fund

not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

13 - Federal Trust Fund

Performance Information

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.46% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2016).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	1.45%	0.39%	0.21%

	7-Day Yield As of December 31, 2018

Federal Trust Fund—Dollar Shares	1.96%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

14 - Federal Trust Fund

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

15 - Federal Trust Fund

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.44%
Fee Waivers and/or Expense Reimbursements[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.42%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$43	$139	$244	$553

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the

16 - FedFund

U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

17 - FedFund

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.49% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2016).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Dollar Shares	1.50%	0.42%	0.22%

	7-Day Yield As of December 31, 2018

FedFund—Dollar Shares	2.06%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

18 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

19 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.44%
Fee Waivers and/or Expense Reimbursements[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.42%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$43	$139	$244	$553

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured

20 - T-Fund

by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

21 - T-Fund

Performance Information

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.47% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2016).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Dollar Shares	1.47%	0.40%	0.21%

	7-Day Yield As of December 31, 2018

T-Fund—Dollar Shares	2.07%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

22 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

23 - T-Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.19%

Distribution (12b-1) Fees	None

Other Expenses	0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.45%
Fee Waivers and/or Expense Reimbursements[1]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.42%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$43	$141	$249	$564

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

24 - Treasury Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

25 - Treasury Trust Fund

Performance Information

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2016).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Dollar Shares	1.53%	0.40%	0.21%

	7-Day Yield As of December 31, 2018

Treasury Trust Fund—Dollar Shares	1.97%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

26 - Treasury Trust Fund

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

27 - Treasury Trust Fund

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.57%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.32%

Total Annual Fund Operating Expenses	0.95%
Fee Waivers and/or Expense Reimbursements[1]	(0.50)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$46	$253	$477	$1,121

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and

28 - California Money Fund

their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

29 - California Money Fund

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

30 - California Money Fund

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Dollar Shares of California Money Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Dollar Shares would be substantially similar to Institutional Shares because Dollar Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Dollar Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Dollar Shares would have been lower than those of the Institutional Shares because Dollar Shares have higher expenses than the Institutional Shares.

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.31% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

31 - California Money Fund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Institutional Shares	1.09%	0.42%	0.28%

	7-Day Yield As of December 31, 2018

California Money Fund—Institutional Shares	1.22%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

32 - California Money Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.27%

Distribution (12b-1) Fees	None

Other Expenses	0.27%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.54%
Fee Waivers and/or Expense Reimbursements[1]	(0.09)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$46	$164	$293	$668

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so

33 - MuniCash

that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

34 - MuniCash

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

35 - MuniCash

Performance Information

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.42% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2016).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	1.11%	0.35%	0.21%

	7-Day Yield As of December 31, 2018

MuniCash—Dollar Shares	1.31%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

36 - MuniCash

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

37 - MuniCash

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Expenses	0.45%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.20%

Total Annual Fund Operating Expenses	0.80%
Fee Waivers and/or Expense Reimbursements[1]	(0.35)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$46	$220	$410	$957

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities

38 - MuniFund

maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

39 - MuniFund

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

40 - MuniFund

Performance Information

The information shows you how MuniFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.31% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2016).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Dollar Shares	1.01%	0.32%	0.19%

	7-Day Yield As of December 31, 2018

MuniFund—Dollar Shares	1.32%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

41 - MuniFund

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

The Fund is a retail money market fund and is intended only for sale to beneficial owners who are natural persons.

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniFund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

42 - MuniFund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	1.21%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.96%

Total Annual Fund Operating Expenses	1.59%
Fee Waivers and/or Expense Reimbursements[1]	(1.14)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$46	$390	$758	$1,793

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will

43 - New York Money Fund

invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

44 - New York Money Fund

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

45 - New York Money Fund

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Dollar Shares of New York Money Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Dollar Shares would be substantially similar to Institutional Shares because Dollar Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Dollar Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Dollar Shares would have been lower than those of the Institutional Shares because Dollar Shares have higher expenses than the Institutional Shares.

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

46 - New York Money Fund

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.36% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Institutional Shares	1.22%	0.48%	0.32%

	7-Day Yield As of December 31, 2018

New York Money Fund—Institutional Shares	1.51%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

47 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempCash, TempFund, California Money Fund, MuniCash and New York Money Fund, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”); Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund”); and MuniFund, a retail money market fund under Rule 2a-7 (the “Retail Fund,” and collectively with the Institutional Funds and the Government Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

◾

Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 86.

◾

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

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No Fund (other than California Money Fund, MuniCash, MuniFund and New York Money Fund) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 86.

◾	Each Government Fund and the Retail Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

◾

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund or the Retail Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund or the Retail Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates. The Board has chosen not to subject the Government Funds to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets. If the Board changes this policy with respect to liquidity fees or redemption gates, such change would become effective only after shareholders are provided with advance notice of the change.

Investment Objectives

Fund	Investment Objective
TempCash TempFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

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Fund	Investment Objective
Federal Trust Fund FedFund T-Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.
Treasury Trust Fund

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

MuniCash MuniFund	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniCash and MuniFund, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash, TempFund, MuniCash and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

◾

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

◾	a security that is issued or guaranteed by a person with such ratings;

◾	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

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◾	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

◾	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash and TempFund.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempCash and TempFund.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash and TempFund may include instruments issued by foreign issuers, except that TempFund may only invest up to 5% of its assets in non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempCash and TempFund.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash and TempFund.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash and TempFund.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. and foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

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Mortgage- and Asset-Backed Obligations.  TempCash and TempFund.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Interest paid on private activity bonds will be exempt from regular federal income tax. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

Repurchase Agreements.  TempCash, TempFund, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempCash and TempFund repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempCash and TempFund, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempCash or TempFund could not hold directly without the repurchase obligation.

The Funds may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  TempCash, TempFund, FedFund, Federal Trust Fund, T-Fund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued, Delayed Delivery and Forward Commitment Transactions.  All Funds.  Each Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. Each Fund expects that commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase securities on a when-issued, delayed delivery or forward commitment basis for speculative purposes but only in furtherance of its investment objective. No Fund receives income from securities purchased on a when-issued, delayed delivery or forward commitment basis prior to delivery of such securities.

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Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid Investments.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Municipal Obligations.  TempCash and TempFund.  Each Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Restricted Securities.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

Reverse Repurchase Agreements.  TempCash, TempFund, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempCash, TempFund, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempCash, TempFund, California Money Fund, MuniCash and New York Money Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

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The following paragraph is applicable to MuniFund:

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempCash and TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Industry Risk.  TempCash.  Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Exposure Risk.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.   Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

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Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash and TempFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.   California Money Fund, MuniCash, MuniFund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

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Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk. California Money Fund and New York Money Fund. The Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempCash and TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempCash, TempFund, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund.   The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

State Specific Risk.  California Money Fund and New York Money Fund.  Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result

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each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; actions taken by the federal government, including federal policies related to trade, healthcare and immigration, as well as other actions of the federal government, including audits, disallowances and other changes in aid levels; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax reductions or increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; and any reduction in the creditworthiness of issuers of California municipal securities.

In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 12, 2019, Moody’s Investors Service, Inc., S&P Global Ratings and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “AA-,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments, which may adversely affect bonus income and capital gains realizations; the effect of household debt on consumer spending and New York State tax collections; and the outcome of litigation and other claims affecting New York State.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. As of February 12, 2019, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by S&P Global Ratings and “AA” by Fitch Ratings, Inc. As of February 12, 2019, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by S&P Global Ratings and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

Treasury Obligations Risk.  All Funds.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

U.S. Government Obligations Risk.  TempCash, TempFund, FedFund, Federal Trust Fund, T-Fund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk.  All Funds.  When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Cyber Security Risk.  All Funds.  Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Investments Risk.  All Funds.  The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

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Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Municipal Securities Risks. TempCash and TempFund. Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Restricted Securities Risk.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

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Reverse Repurchase Agreements Risk.  TempCash, TempFund, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempCash, TempFund, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempCash, TempFund, California Money Fund, MuniCash and New York Money Fund.   The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate the NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by JPMorgan Chase Bank, N.A. (“JPM”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The value of each security used in computing the NAV of a Fund’s shares is determined as of such times.

In computing the NAV, each Government Fund and the Retail Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of TempFund is determined on each Business Day as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time).

The NAV of Federal Trust Fund, Treasury Trust Fund and MuniFund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of TempCash, California Money Fund, MuniCash and New York Money Fund normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The NAV of FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.

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[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 18, May 24, July 3, November 29, December 24 and December 31, 2019. The NYSE will close early on July 3, November 29 and December 24, 2019.

See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion with you or your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund (other than TempFund) may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Dollar Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

Please note that TempFund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Dollar Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred by a Fund or its service providers, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Dollar Shares.

Fund	Deadline (Eastern time)

TempCash[1]	3:00 p.m.

TempFund[2]	8:00 a.m., 12:00 p.m. and 3:00 p.m.

Federal Trust Fund[3]	2:30 p.m.

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Fund	Deadline (Eastern time)

FedFund[4]†	5:00 p.m.

T-Fund[4]	5:00 p.m.

Treasury Trust Fund[3]	2:30 p.m.

California Money Fund[5]	1:00 p.m.

MuniCash[3]	2:30 p.m.

MuniFund[3]	2:30 p.m.

New York Money Fund[5]	1:00 p.m.

†

The deadline for purchase orders for Dollar Shares of FedFund placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. FedFund reserves the right to limit the amount of such orders or to reject an order for any reason.

[1]

Purchase orders for Dollar Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[2]

Purchase orders for Dollar Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, purchase orders for Dollar Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Purchase orders for Dollar Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[3]

Purchase orders for Dollar Shares of Federal Trust Fund, Treasury Trust Fund, MuniCash and MuniFund placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[4]

Purchase orders for Dollar Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[5]

Purchase orders for Dollar Shares of California Money Fund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings.

Contact the Funds’ office at (800) 441-7450 for specific information.

The minimum initial investment by an institution for Dollar Shares is $5,000 (however, Financial Intermediaries may set a higher minimum for their customers). There is no minimum subsequent investment. The Funds’ officers reserve the right to vary or waive the minimum and subsequent investment requirements.

Dollar Shares of the Funds are sold without a sales charge. Financial Intermediaries purchasing or holding Dollar Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with a Financial Intermediary before purchasing Dollar Shares of the Funds. A Financial Intermediary purchasing Dollar Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

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Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. Each investor desiring to use this privilege should consult its bank for details.

The Retail Fund is intended only for sale to beneficial owners who are natural persons. Natural persons may invest in the Retail Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day to day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Financial Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of the Retail Fund to natural persons. Financial Intermediaries are expected to promptly report to the Retail Fund the existence of any shareholder of the Retail Fund that does not qualify as a natural person of whom they are aware, promptly notify such shareholder and take steps to redeem any such shareholder’s Fund shares.

The Retail Fund reserves the right to redeem shares in any account that it cannot confirm to its satisfaction is beneficially owned by a natural person, after providing at least 60 days’ advance notice.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

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A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempCash[1]	3:00 p.m.

TempFund[2]	8:00 a.m., 12:00 p.m. and 3:00 p.m.

Federal Trust Fund[3]	2:30 p.m.

FedFund[4]†	5:00 p.m.

T-Fund[4]	5:00 p.m.

Treasury Trust Fund[3]	2:30 p.m.

California Money Fund[5,6]	1:00 p.m.

MuniCash[5,6]	1:00 p.m.

MuniFund[5,6]	1:00 p.m.

New York Money Fund[5,6]	1:00 p.m.

†

The deadline for redemption orders for Dollar Shares of FedFund placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[1]

Redemption orders for Dollar Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[2]

Redemption orders for Dollar Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, redemption orders for Dollar Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Redemption orders for Dollar Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[3]

Redemption orders for Dollar Shares of Federal Trust Fund and Treasury Trust Fund placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[4]

Redemption orders for Dollar Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[5]

Redemption orders for Dollar Shares of California Money Fund, MuniCash, MuniFund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[6]

California Money Fund, MuniCash, MuniFund and New York Money Fund each reserves the right to limit the amount of redemption orders that will be paid on the same day for redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

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The Funds shall have the right to redeem shares in any Dollar Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Dollar Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Dollar Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Dollar Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information,” including if the Retail Fund cannot confirm to its satisfaction that shares are beneficially owned by a natural person. A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to a Financial Intermediary’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Dollar Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Financial Intermediaries, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Dollar Shares.

Under normal and stressed market conditions, each Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.

For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.

For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.

For any period during which an Institutional Fund or the Retail Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Institutional Fund’s or Retail Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund or the Retail Fund, such Government Fund’s or Retail Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The

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Board has not adopted a market timing policy for TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund or the Retail Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s or Retail Fund’s weekly liquid assets fall below the following thresholds:

◾

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 30% of the Institutional Fund’s or Retail Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund or Retail Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

◾

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 10% of the Institutional Fund’s or Retail Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or Retail Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund or Retail Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund or the Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of an Institutional Fund or the Retail Fund. An Institutional Fund or the Retail Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, an Institutional Fund or the Retail Fund will not accept purchase or redemption orders until the Institutional Fund or Retail Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or the Retail Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund or the Retail Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, an Institutional Fund or the Retail Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund or Retail Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund or Retail Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 30% of the Institutional Fund’s or Retail Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund or the Retail Fund (www.blackrock.com/cash). In addition, the Institutional Funds and Retail Fund will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or the Retail Fund or its agent to implement, modify or remove, or to assist the Institutional Fund or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

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Distribution and Shareholder Servicing Payments

Dollar Shareholder Services Plan

Financial Intermediaries may purchase Dollar Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Funds will enter into an agreement with each Financial Intermediary that purchases Dollar Shares. The agreement will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.25% (on an annualized basis) of the average daily NAV of the Dollar Shares held by the Financial Intermediary. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Financial Intermediaries are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Dollar Shares.

The Funds also offer other share classes, which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at 100 Bellevue Parkway, Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

Federal Taxes

Distributions paid by TempCash, TempFund, Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

California Money Fund, MuniCash, MuniFund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

California Money Fund, MuniCash, MuniFund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest

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paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by California Money Fund, MuniCash, MuniFund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the 1940 Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

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If any of TempCash, TempFund, California Money Fund, MuniCash, MuniFund and/or New York Money Fund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations, provided that such interest income has been designated as such in a notice sent to shareholders not later than 60 days following the close of its taxable year. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt-interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will

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send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $5.975 trillion in investment company and other portfolio assets under management as of December 31, 2018.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash, MuniCash and MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess of $3 billion.
	.195% of the next $1 billion	.195% of the next $1 billion
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

The management fee for Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged JPM to provide certain administrative services with respect to the Trust. Any fees payable to JPM do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

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other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Dollar Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)

TempCash	0.18%

TempFund	0.18%

Federal Trust Fund	0.17%

FedFund	0.17%

T-Fund	0.17%

Treasury Trust Fund	0.17%

California Money Fund	0.20%

MuniCash	0.20%

MuniFund	0.20%

New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 29, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2018, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)

TempCash	0.14%

TempFund	0.17%

Federal Trust Fund	0.16%

FedFund	0.16%

T-Fund	0.16%

Treasury Trust Fund	0.16%

California Money Fund	0.00%

MuniCash	0.18%

MuniFund	0.00%

New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2018.

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From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings.  On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the lawsuit are without merit. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. The plaintiffs have until March 11, 2019 to appeal.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)) and their directors, officers and employees and of The PNC Financial Services Group, Inc. (which, through a subsidiary, has a significant economic interest in BlackRock, Inc.) and its subsidiaries (each with The PNC Financial Services Group, Inc., an “Entity” and collectively, the “Entities”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock, its Affiliates and the Entities provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Funds. BlackRock, its Affiliates and the Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. BlackRock or one or more Affiliates or Entities act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate or an Entity performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate or an Entity has developed or is trying to develop investment banking relationships or in which an Affiliate or an Entity has significant debt or equity investments or other interests. The Funds may also invest in issuances (such as structured notes) by entities for which an Affiliate or an Entity provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate or an Entity provides or may in the future provide research coverage. An Affiliate or Entity may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Entities in connection with the Funds’ portfolio investment transactions. BlackRock or one or more Affiliates or Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to

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the extent permitted under the 1940 Act). The trading activities of BlackRock and these Affiliates or Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in BlackRock or an Affiliate or an Entity having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which BlackRock or an Affiliate or an Entity or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock, its Affiliates or Entities may adversely impact the Funds. Transactions by one or more clients or BlackRock, its Affiliates or Entities or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to BlackRock, one or more Affiliates or Entities and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the securities lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or Entities may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of BlackRock, its Affiliates and Entities and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Dollar Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempCash

The table below sets forth selected financial data for a Dollar Share of TempCash outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0002	$1.0000	$1.00	$1.00	$1.00

Net investment income	0.0122	0.0058	0.0006	0.0001	0.0000	(a)
Net realized and unrealized gain	0.0031	0.0004	0.0002	0.0002	0.0002

Net increase from investment operations	0.0153	0.0062	0.0008	0.0003	0.0002

Distributions(b)
From net investment income	(0.0152)	(0.0060)	(0.0006)	(0.0001)	(0.0000	)(c)
From net realized gain	—	—	(0.0002)	(0.0002)	(0.0002)

Total distributions	(0.0152)	(0.0060)	(0.0008)	(0.0003)	(0.0002)

Net asset value, end of year	$1.0003	$1.0002	$1.0000	$1.00	$1.00

Total Return(d)
Based on net asset value	1.54%	0.62%	0.08%	0.03%	0.02%

Ratios to Average Net Assets
Total expenses	0.61%	0.71%	0.64%	0.59%	0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.43%	0.42%	0.34%	0.23%	0.22%

Net investment income	1.22%	0.58%	0.06%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$15	$22,566	$25,994	$83,662	$213,086

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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TempFund

The table below sets forth selected financial data for a Dollar Share of TempFund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0004	$1.0002	$1.00	$1.00	$1.00

Net investment income	0.0151	0.0075	0.0013	0.0002	0.0002
Net realized and unrealized gain	0.0002	0.0002	0.0004	0.0001	0.0001

Net increase from investment operations	0.0153	0.0077	0.0017	0.0003	0.0003

Distributions(a)
From net investment income	(0.0153)	(0.0075)	(0.0013)	(0.0002)	(0.0002)
From net realized gain	—	—	(0.0002)	(0.0001)	(0.0001)

Total distributions	(0.0153)	(0.0075)	(0.0015)	(0.0003)	(0.0003)

Net asset value, end of year	$1.0004	$1.0004	$1.0002	$1.00	$1.00

Total Return(b)
Based on net asset value	1.54%	0.77%	0.17%	0.03%	0.03%

Ratios to Average Net Assets
Total expenses	0.47%	0.47%	0.44%	0.44%	0.44%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.43%	0.43%	0.42%	0.22%	0.18%

Net investment income	1.51%	0.78%	0.13%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$80,471	$86,362	$91,943	$1,511,529	$2,673,968

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

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Federal Trust Fund

The table below sets forth selected financial data for a Dollar Share of Federal Trust Fund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017		2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0116	0.0035		0.0000	(a)	0.0001		0.0001
Net realized gain	0.0009	0.0001		0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0125	0.0036		0.0000		0.0001		0.0001

Distributions(b)
From net investment income	(0.0125)	(0.0036)		(0.0000	)(c)	(0.0001)		(0.0001)
From net realized gain	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0125)	(0.0036)		(0.0000)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.26%	0.36%		0.00%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.49%	0.49%		0.52%		0.58%		0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%	0.42%		0.38%		0.08%		0.07%

Net investment income	1.16%	0.35%		0.00%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$13,751	$133,962		$242,959		$2,105		$3,683

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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FedFund

The table below sets forth selected financial data for a Dollar Share of FedFund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0129	0.0039	0.0004		0.0002		0.0001
Net realized gain (loss)	(0.0001)	0.0002	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0128	0.0041	0.0004		0.0002		0.0001

Distributions(b)
From net investment income	(0.0128)	(0.0041)	(0.0004)		(0.0002)		(0.0001)
From net realized gain	—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0128)	(0.0041)	(0.0004)		(0.0002)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.29%	0.41%	0.04%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.44%	0.44%	0.46%		0.46%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%	0.40%	0.34%		0.13%		0.09%

Net investment income	1.29%	0.39%	0.04%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$1,776,032	$1,714,598	$2,029,496		$917,631		$748,382

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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T-Fund

The table below sets forth selected financial data for a Dollar Share of T-Fund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017		2016		2015	2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.0123		0.0035		0.0001		0.0001	0.0001
Net realized gain	0.0004		0.0002		0.0000	(a)	0.0001	0.0001

Net increase from investment operations	0.0127		0.0037		0.0001		0.0002	0.0002

Distributions(b)
From net investment income	(0.0127)		(0.0037)		(0.0001)		(0.0001)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)

Total distributions	(0.0127)		(0.0037)		(0.0001)		(0.0002)	(0.0002)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	1.28%		0.38%		0.02%		0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.44%		0.44%		0.45%		0.45%	0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%		0.42%		0.34%		0.08%	0.06%

Net investment income	1.23%		0.35%		0.02%		0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$1,230,374		$2,927,646		$3,807,290		$988,153	$755,491

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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Treasury Trust Fund

The table below sets forth selected financial data for a Dollar Share of Treasury Trust Fund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017		2016		2015		2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0127		0.0035		0.0002		0.0000	(a)	0.0000	(a)
Net realized gain (loss)	(0.0001)		0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0001

Net increase from investment operations	0.0126		0.0035		0.0002		0.0000		0.0001

Distributions(b)
From net investment income	(0.0126)		(0.0035)		(0.0002)		(0.0000	)(c)	(0.0000	)(c)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)

Total distributions	(0.0126)		(0.0035)		(0.0002)		(0.0000)		(0.0001)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.27%		0.35%		0.02%		0.00%		0.01%

Ratios to Average Net Assets
Total expenses	0.45%		0.45%		0.46%		0.46%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%		0.42%		0.28%		0.05%		0.04%

Net investment income	1.27%		0.35%		0.01%		0.00%		0.00%

Supplemental Data
Net assets, end of year (000)	$482,014		$483,138		$420,095		$428,958		$439,496

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

80

California Money Fund

There were no Dollar Shares of California Money Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of California Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0101	0.0053	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	0.0002	0.0012	0.0000 (a)	(0.0000	)(b)	0.0001

Net increase from investment operations	0.0103	0.0065	0.0019	0.0001		0.0002

Distributions(c)
From net investment income	(0.0101)	(0.0054)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	(0.0011)	—	—		(0.0001)

Total distributions	(0.0101)	(0.0065)	(0.0019)	(0.0001)		(0.0002)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.03%	0.65%	0.19%	0.01%		0.02%

Ratios to Average Net Assets
Total expenses	0.70%	0.74%	0.47%	0.47%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.12%	0.05%		0.08%

Net investment income	1.01%	0.53%	0.12%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$169,293	$30,459	$41,192	$227,884		$122,721

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.

81

MuniCash

The table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017	2016		2015		2014
Net asset value, beginning of year	$1.0003		$1.0001	$1.00		$1.00		$1.00

Net investment income	0.0087		0.0033	0.0006		0.0001		0.0001
Net realized and unrealized gain	0.0000	(a)	0.0002	0.0013		0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0087		0.0035	0.0019		0.0001		0.0001

Distributions(b)
From net investment income	(0.0087)		(0.0033)	(0.0006)		(0.0001)		(0.0001)
From net realized gain	(0.0002)		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—		—	(0.0012)		—		—

Total distributions	(0.0089)		(0.0033)	(0.0018)		(0.0001)		(0.0001)

Net asset value, end of year	$1.0001		$1.0003	$1.0001		$1.00		$1.00

Total Return(d)
Based on net asset value	0.88	%(e)	0.35%	0.19%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.54%		0.56%	0.63	%(f)	0.74%		0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%		0.45%	0.30%		0.13%		0.17%

Net investment income	0.87%		0.33%	0.05%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$1,893		$1,623	$1,802		$2,045		$3,513

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for the Dollar class would have been 0.63%.

82

MuniFund

The table below sets forth selected financial data for a Dollar Share of MuniFund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017	2016	2015	2014
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0090		0.0035	0.0006	0.0002	0.0002
Net realized gain	0.0000	(a)	0.0002	0.0001	0.0001	0.0002

Net increase from investment operations	0.0090		0.0037	0.0007	0.0003	0.0004

Distributions(b)
From net investment income	(0.0090)		(0.0035)	(0.0006)	(0.0002)	(0.0002)
From net realized gain	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)	(0.0002)

Total distributions	(0.0090)		(0.0037)	(0.0007)	(0.0003)	(0.0004)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.91%		0.36%	0.07%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	0.80%		0.70%	0.63%	0.61%	0.61%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%		0.45%	0.22%	0.06%	0.08%

Net investment income	0.90%		0.35%	0.03%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$4,462		$4,592	$5,724	$41,554	$49,420

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

83

New York Money Fund

There were no Dollar Shares of New York Money Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of New York Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0113	0.0056	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	(0.0002)	0.0013	0.0015	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0111	0.0069	0.0034	0.0001		0.0001

Distributions(b)
From net investment income	(0.0111)	(0.0056)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	—	(0.0003)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—	(0.0013)	(0.0012)	—		—

Total distributions	(0.0111)	(0.0069)	(0.0034)	(0.0001)		(0.0001)

Net asset value, end of year	$1.0000	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.12%	0.69%	0.34%	0.01%		0.01%

Ratios to Average Net Assets
Total expenses	1.35%	1.00%	0.58%	0.49%		0.48%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.14%	0.09%		0.09%

Net investment income	1.13%	0.56%	0.10%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$46,066	$16,908	$17,838	$92,999		$118,278

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

84

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

85

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

◾	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

◾	securities issued by other registered investment companies that are money market funds; or

◾	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

86

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

TempFund

Federal Trust Fund

FedFund

T-Fund

Treasury Trust Fund

California Money Fund

MuniCash

MuniFund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

ACCOUNTING SERVICES PROVIDER

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

87

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How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash.

Dollar Shares	Fund Code
TempCash	023
TempFund	020
Federal Trust Fund	012
FedFund	031
T-Fund	061
Treasury Trust Fund	063
California Money Fund	057
MuniCash	054
MuniFund	059
New York Money Fund	055

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) is available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-DS-0219

FEBRUARY 28, 2019

PROSPECTUS

BlackRock Liquidity Funds  |  Institutional Shares

➢	TempCash

Institutional: TMCXX

➢	TempFund

Institutional: TMPXX

➢	Federal Trust Fund

Institutional: TFFXX

➢	FedFund

Institutional: TFDXX

➢	T-Fund

Institutional: TSTXX

➢	Treasury Trust Fund

Institutional: TTTXX

➢	California Money Fund

Institutional: MUCXX

➢	MuniCash

Institutional: MCSXX

➢	MuniFund

Institutional: MFTXX

➢	New York Money Fund

Institutional: MUNXX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7450 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempCash	3
	Key Facts About TempFund	8
	Key Facts About Federal Trust Fund	12
	Key Facts About FedFund	16
	Key Facts About T-Fund	20
	Key Facts About Treasury Trust Fund	24
	Key Facts About California Money Fund	28
	Key Facts About MuniCash	33
	Key Facts About MuniFund	38
	Key Facts About New York Money Fund	43

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	48
	Investment Risks	52

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	60
	Purchase of Shares	61
	Redemption of Shares	63
	Additional Purchase and Redemption Information	65
	Liquidity Fees and Redemption Gates	66
	Distribution and Shareholder Servicing Payments	66
	Dividends and Distributions	67
	Federal Taxes	67
	State and Local Taxes	69

Management of the Funds	Information About BlackRock
	BlackRock	70
	Conflicts of Interest	72
	Master/Feeder Structure	73

Financial Highlights	Financial Performance of the Funds	74

General Information	Certain Fund Policies	84

Glossary	Glossary of Investment Terms	85

For More Information	Funds and Service Providers	86
	How to Contact BlackRock Liquidity Funds	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.29%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.04%

Total Annual Fund Operating Expenses	0.33%
Fee Waivers and/or Expense Reimbursements[1]	(0.15)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.18%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 70, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$18	$91	$170	$403

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

3 - TempCash

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

◾

Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates

4 - TempCash

than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

◾

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempCash

Performance Information

The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Between October 1, 2015 and February 28, 2017, the Fund operated under a different investment policy such that it would invest only in securities that, under normal circumstances, would mature (without reference to interest rate adjustment dates), or were subject to an unconditional demand feature that was exercisable and payable, within 5 business days or less. Investors should note that the historical yield and performance information shown for this period are based on the investment policy of the Fund relating to maturity restrictions then in effect. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.56% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.01% (quarter ended September 30, 2015).

6 - TempCash

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Institutional Shares	1.98%	0.69%	0.46%

	7-Day Yield As of December 31, 2018

TempCash—Institutional Shares	2.51%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

7 - TempCash

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.21%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.22%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.18%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 70, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$18	$67	$120	$276

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

8 - TempFund

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

◾

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

9 - TempFund

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.58% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.01% (quarter ended September 30, 2014).

10 - TempFund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Institutional Shares	1.98%	0.74%	0.47%

	7-Day Yield As of December 31, 2018

TempFund—Institutional Shares	2.52%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund at multiple times each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The Fund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms. Orders must be received by the Fund prior to the next NAV cut-off time to receive that NAV. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

11 - TempFund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.23%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.24%
Fee Waivers and/or Expense Reimbursements[1]	(0.07)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.17%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 70, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$17	$70	$128	$299

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the

12 - Federal Trust Fund

U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

13 - Federal Trust Fund

Performance Information

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.52% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Institutional Shares	1.70%	0.53%	0.30%

	7-Day Yield As of December 31, 2018

Federal Trust Fund—Institutional Shares	2.21%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

14 - Federal Trust Fund

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

15 - Federal Trust Fund

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.19%
Fee Waivers and/or Expense Reimbursements[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.17%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 70, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$17	$59	$105	$241

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a

16 - FedFund

non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

17 - FedFund

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Institutional Shares	1.73%	0.56%	0.32%

	7-Day Yield As of December 31, 2018

FedFund—Institutional Shares	2.31%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

18 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

19 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.19%
Fee Waivers and/or Expense Reimbursements[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.17%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 70, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$17	$59	$105	$241

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured

20 - T-Fund

by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

21 - T-Fund

Performance Information

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Institutional Shares	1.73%	0.54%	0.28%

	7-Day Yield As of December 31, 2018

T-Fund—Institutional Shares	2.32%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

22 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

23 - T-Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.19%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.20%
Fee Waivers and/or Expense Reimbursements[1]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.17%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 70, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$17	$61	$110	$252

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

24 - Treasury Trust Fund

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

25 - Treasury Trust Fund

Performance Information

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Institutional Shares	1.71%	0.52%	0.27%

	7-Day Yield As of December 31, 2018

Treasury Trust Fund—Institutional Shares	2.22%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

26 - Treasury Trust Fund

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

27 - Treasury Trust Fund

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.38%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.32%

Total Annual Fund Operating Expenses	0.70%
Fee Waivers and/or Expense Reimbursements[1]	(0.50)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.20%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 70, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$20	$174	$340	$823

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California,

28 - California Money Fund

including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

29 - California Money Fund

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

30 - California Money Fund

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.31% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

31 - California Money Fund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Institutional Shares	1.09%	0.42%	0.28%

	7-Day Yield As of December 31, 2018

California Money Fund—Institutional Shares	1.22%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million.
Minimum Additional Investment	No subsequent minimum.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

32 - California Money Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.27%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.29%
Fee Waivers and/or Expense Reimbursements[1]	(0.09)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.20%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 70, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$20	$84	$154	$359

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a

33 - MuniCash

dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

34 - MuniCash

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

35 - MuniCash

Performance Information

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.38% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Institutional Shares	1.25%	0.47%	0.33%

	7-Day Yield As of December 31, 2018

MuniCash—Institutional Shares	1.56%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

36 - MuniCash

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

37 - MuniCash

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.35%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.20%

Total Annual Fund Operating Expenses	0.55%
Fee Waivers and/or Expense Reimbursements[1]	(0.35)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.20%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 70, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$20	$141	$272	$656

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities

38 - MuniFund

maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

39 - MuniFund

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

40 - MuniFund

Performance Information

The information shows you how MuniFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.38% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Institutional Shares	1.27%	0.45%	0.30%

	7-Day Yield As of December 31, 2018

MuniFund—Institutional Shares	1.57%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

41 - MuniFund

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

The Fund is a retail money market fund and is intended only for sale to beneficial owners who are natural persons.

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million.
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniFund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

42 - MuniFund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.38%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.96%

Total Annual Fund Operating Expenses	1.34%
Fee Waivers and/or Expense Reimbursements[1]	(1.14)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.20%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 70, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$20	$312	$625	$1,513

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York,

43 - New York Money Fund

including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

44 - New York Money Fund

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

45 - New York Money Fund

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.36% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

46 - New York Money Fund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Institutional Shares	1.22%	0.48%	0.32%

	7-Day Yield As of December 31, 2018

New York Money Fund—Institutional Shares	1.51%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million.
Minimum Additional Investment	No subsequent minimum.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

47 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempCash, TempFund, California Money Fund, MuniCash and New York Money Fund, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”); Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund”); and MuniFund, a retail money market fund under Rule 2a-7 (the “Retail Fund,” and collectively with the Institutional Funds and the Government Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

◾

Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 85.

◾

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

◾

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

◾

No Fund (other than California Money Fund, MuniCash, MuniFund and New York Money Fund) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 85.

◾	Each Government Fund and the Retail Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

◾

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund or the Retail Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund or the Retail Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates. The Board has chosen not to subject the Government Funds to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets. If the Board changes this policy with respect to liquidity fees or redemption gates, such change would become effective only after shareholders are provided with advance notice of the change.

Investment Objectives

Fund	Investment Objective
TempCash TempFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

Federal Trust Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.
FedFund
T-Fund
Treasury Trust Fund

48

Fund	Investment Objective
California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

MuniCash MuniFund	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniCash and MuniFund, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash, TempFund, MuniCash and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

◾

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

◾	a security that is issued or guaranteed by a person with such ratings;

◾	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

◾	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

◾	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

49

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash and TempFund.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempCash and TempFund.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash and TempFund may include instruments issued by foreign issuers, except that TempFund may only invest up to 5% of its assets in non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempCash and TempFund.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash and TempFund.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash and TempFund.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. and foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash and TempFund.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private

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companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Interest paid on private activity bonds will be exempt from regular federal income tax. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

Repurchase Agreements.  TempCash, TempFund, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempCash and TempFund repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempCash and TempFund, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempCash or TempFund could not hold directly without the repurchase obligation.

The Funds may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  TempCash, TempFund, FedFund, Federal Trust Fund, T-Fund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued, Delayed Delivery and Forward Commitment Transactions.  All Funds.  Each Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. Each Fund expects that commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase securities on a when-issued, delayed delivery or forward commitment basis for speculative purposes but only in furtherance of its investment objective. No Fund receives income from securities purchased on a when-issued, delayed delivery or forward commitment basis prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act, the rules and regulations thereunder and any

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applicable exemptive relief. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid Investments.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Municipal Obligations.  TempCash and TempFund.  Each Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Restricted Securities.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

Reverse Repurchase Agreements.  TempCash, TempFund, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempCash, TempFund, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempCash, TempFund, California Money Fund, MuniCash and New York Money Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

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The following paragraph is applicable to MuniFund:

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempCash and TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Industry Risk.  TempCash.  Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Exposure Risk.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

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Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash and TempFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

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General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  The Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempCash and TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempCash, TempFund, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund.  The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

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State Specific Risk.  California Money Fund and New York Money Fund.  Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; actions taken by the federal government, including federal policies related to trade, healthcare and immigration, as well as other actions of the federal government, including audits, disallowances and other changes in aid levels; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax reductions or increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; and any reduction in the creditworthiness of issuers of California municipal securities.

In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 12, 2019, Moody’s Investors Service, Inc., S&P Global Ratings and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “AA-,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

New York Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments, which may adversely affect bonus income and capital gains realizations; the effect of household debt on consumer spending and New York State tax collections; and the outcome of litigation and other claims affecting New York State.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. As of February 12, 2019, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by S&P Global Ratings and “AA” by Fitch Ratings, Inc. As of February 12, 2019, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by S&P Global Ratings and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the

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value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

Treasury Obligations Risk.  All Funds.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

U.S. Government Obligations Risk.  TempCash, TempFund, FedFund, Federal Trust Fund, T-Fund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk.  All Funds.  When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Cyber Security Risk.  All Funds.  Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Investments Risk.  All Funds.  The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

57

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Municipal Securities Risks.  TempCash and TempFund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Restricted Securities Risk.   TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.   Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

58

Reverse Repurchase Agreements Risk.  TempCash, TempFund, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempCash, TempFund, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempCash, TempFund, California Money Fund, MuniCash and New York Money Fund.  The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

59

Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate the NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by JPMorgan Chase Bank, N.A. (“JPM”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The value of each security used in computing the NAV of a Fund’s shares is determined as of such times.

In computing the NAV, each Government Fund and the Retail Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of TempFund is determined on each Business Day as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time).

The NAV of Federal Trust Fund, Treasury Trust Fund and MuniFund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of TempCash, California Money Fund, MuniCash and New York Money Fund normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The NAV of FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

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The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion with you or your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund (other than TempFund) may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Institutional Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

Please note that TempFund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Institutional Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred by a Fund or its service providers, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

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[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 18, May 24, July 3, November 29, December 24 and December 31, 2019. The NYSE will close early on July 3, November 29 and December 24, 2019.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Institutional Shares.

Fund	Deadline (Eastern time)

TempCash[1]	3:00 p.m.

TempFund[2]	8:00 a.m., 12:00 p.m. and 3:00 p.m.

Federal Trust Fund[3]	2:30 p.m.

FedFund[4],†	5:00 p.m.

T-Fund[4]	5:00 p.m.

Treasury Trust Fund[3]	2:30 p.m.

California Money Fund[5]	1:00 p.m.

MuniCash[3]	2:30 p.m.

MuniFund[3]	2:30 p.m.

New York Money Fund[5]	1:00 p.m.

†

The deadline for purchase orders for Institutional Shares of FedFund placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. FedFund reserves the right to limit the amount of such orders or to reject an order for any reason.

[1]

Purchase orders for Institutional Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[2]

Purchase orders for Institutional Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, purchase orders for Institutional Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Purchase orders for Institutional Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[3]

Purchase orders for Institutional Shares of Federal Trust Fund, Treasury Trust Fund, MuniCash and MuniFund placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[4]

Purchase orders for Institutional Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[5]

Purchase orders for Institutional Shares of California Money Fund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings.

Contact the Funds’ office at (800) 441-7450 for specific information.

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The minimum initial investment by an institution for Institutional Shares is $3 million. There is no minimum subsequent investment. The Funds’ officers, at their discretion, may reduce the minimum initial investment for Institutional Shares for specific institutions whose aggregate relationship with the Funds is substantially equivalent to this $3 million minimum and warrants this reduction.

Institutional Shares of the Funds are sold without a sales charge. Financial Intermediaries purchasing or holding Institutional Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with a Financial Intermediary before purchasing Institutional Shares of the Funds. A Financial Intermediary purchasing Institutional Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. Each investor desiring to use this privilege should consult its bank for details.

The Retail Fund is intended only for sale to beneficial owners who are natural persons. Natural persons may invest in the Retail Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day to day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Financial Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of the Retail Fund to natural persons. Financial Intermediaries are expected to promptly report to the Retail Fund the existence of any shareholder of the Retail Fund that does not qualify as a natural person of whom they are aware, promptly notify such shareholder and take steps to redeem any such shareholder’s Fund shares.

The Retail Fund reserves the right to redeem shares in any account that it cannot confirm to its satisfaction is beneficially owned by a natural person, after providing at least 60 days’ advance notice.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

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A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempCash[1]	3:00 p.m.

TempFund[2]	8:00 a.m., 12:00 p.m. and 3:00 p.m.

Federal Trust Fund[3]	2:30 p.m.

FedFund[4]†	5:00 p.m.

T-Fund[4]	5:00 p.m.

Treasury Trust Fund[3]	2:30 p.m.

California Money Fund[5,6]	1:00 p.m.

MuniCash[5,6]	1:00 p.m.

MuniFund[5,6]	1:00 p.m.

New York Money Fund[5,6]	1:00 p.m.

†

The deadline for redemption orders for Institutional Shares of FedFund placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[1]

Redemption orders for Institutional Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[2]

Redemption orders for Institutional Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, redemption orders for Institutional Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Redemption orders for Institutional Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[3]

Redemption orders for Institutional Shares of Federal Trust Fund and Treasury Trust Fund placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[4]

Redemption orders for Institutional Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[5]

Redemption orders for Institutional Shares of California Money Fund, MuniCash, MuniFund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[6]

California Money Fund, MuniCash, MuniFund and New York Money Fund each reserves the right to limit the amount of redemption orders that will be paid on the same day for redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem shares in any Institutional Share account if the value of the account is less than $100,000, after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Institutional Share account to $100,000 or more, no such redemption shall take place. If a shareholder’s Institutional Share

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account falls below an average of $100,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Institutional Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information,” including if the Retail Fund cannot confirm to its satisfaction that shares are beneficially owned by a natural person. A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Under normal and stressed market conditions, each Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.

For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.

For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.

For any period during which an Institutional Fund or the Retail Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Institutional Fund’s or Retail Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund or the Retail Fund, such Government Fund’s or Retail Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

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Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund or the Retail Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s or Retail Fund’s weekly liquid assets fall below the following thresholds:

◾

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 30% of the Institutional Fund’s or Retail Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund or Retail Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

◾

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 10% of the Institutional Fund’s or Retail Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or Retail Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund or Retail Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund or the Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of an Institutional Fund or the Retail Fund. An Institutional Fund or the Retail Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, an Institutional Fund or the Retail Fund will not accept purchase or redemption orders until the Institutional Fund or Retail Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or the Retail Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund or the Retail Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, an Institutional Fund or the Retail Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund or Retail Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund or Retail Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 30% of the Institutional Fund’s or Retail Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund or the Retail Fund (www.blackrock.com/cash). In addition, the Institutional Funds and Retail Fund will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or the Retail Fund or its agent to implement, modify or remove, or to assist the Institutional Fund or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

Distribution and Shareholder Servicing Payments

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its

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or their profits. BlackRock, the Funds’ distributor and their affiliates also may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at 100 Bellevue Parkway, Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

Federal Taxes

Distributions paid by TempCash, TempFund, Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

California Money Fund, MuniCash, MuniFund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

California Money Fund, MuniCash, MuniFund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by California Money Fund, MuniCash, MuniFund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

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Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the 1940 Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If any of TempCash, TempFund, California Money Fund, MuniCash, MuniFund and/or New York Money Fund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

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State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations, provided that such interest income has been designated as such in a notice sent to shareholders not later than 60 days following the close of its taxable year. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt-interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $5.975 trillion in investment company and other portfolio assets under management as of December 31, 2018.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash, MuniCash and MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion .195% of the next $1 billion	.200% of the next $1 billion .195% of the next $1 billion	.300% of amounts in excess of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

The management fee for Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged JPM to provide certain administrative services with respect to the Trust. Any fees payable to JPM do not affect the fees payable by the Funds to BlackRock.

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BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Institutional Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)

TempCash	0.18%

TempFund	0.18%

Federal Trust Fund	0.17%

FedFund	0.17%

T-Fund	0.17%

Treasury Trust Fund	0.17%

California Money Fund	0.20%

MuniCash	0.20%

MuniFund	0.20%

New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 29, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2018, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)

TempCash	0.14%

TempFund	0.17%

Federal Trust Fund	0.16%

FedFund	0.16%

T-Fund	0.16%

Treasury Trust Fund	0.16%

California Money Fund	0.00%

MuniCash	0.18%

MuniFund	0.00%

New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2018.

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From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings.  On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the lawsuit are without merit. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. The plaintiffs have until March 11, 2019 to appeal.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)) and their directors, officers and employees and of The PNC Financial Services Group, Inc. (which, through a subsidiary, has a significant economic interest in BlackRock, Inc.) and its subsidiaries (each with The PNC Financial Services Group, Inc., an “Entity” and collectively, the “Entities”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock, its Affiliates and the Entities provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Funds. BlackRock, its Affiliates and the Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. BlackRock or one or more Affiliates or Entities act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate or an Entity performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate or an Entity has developed or is trying to develop investment banking relationships or in which an Affiliate or an Entity has significant debt or equity investments or other interests. The Funds may also invest in issuances (such as structured notes) by entities for which an Affiliate or an Entity provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate or an Entity provides or may in the future provide research coverage. An Affiliate or Entity may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Entities in connection with the Funds’ portfolio investment transactions. BlackRock or one or more Affiliates or Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of BlackRock and these Affiliates or Entities are carried out

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without reference to positions held directly or indirectly by the Funds and may result in BlackRock or an Affiliate or an Entity having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which BlackRock or an Affiliate or an Entity or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock, its Affiliates or Entities may adversely impact the Funds. Transactions by one or more clients or BlackRock, its Affiliates or Entities or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to BlackRock, one or more Affiliates or Entities and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the securities lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or Entities may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of BlackRock, its Affiliates and Entities and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

73

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Institutional Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempCash

The table below sets forth selected financial data for an Institutional Share of TempCash outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0002	$1.0000	$1.00	$1.00	$1.00

Net investment income	0.0188	0.0108	0.0027	0.0006	0.0004
Net realized and unrealized gain (loss)	(0.0010)	(0.0022)	0.0002	0.0002	0.0002

Net increase from investment operations	0.0178	0.0086	0.0029	0.0008	0.0006

Distributions(a)
From net investment income	(0.0177)	(0.0084)	(0.0027)	(0.0006)	(0.0004)
From net realized gain	—	—	(0.0002)	(0.0002)	(0.0002)

Total distributions	(0.0177)	(0.0084)	(0.0029)	(0.0008)	(0.0006)

Net asset value, end of year	$1.0003	$1.0002	$1.0000	$1.00	$1.00

Total Return(b)
Based on net asset value	1.79%	0.87%	0.29%	0.08%	0.06%

Ratios to Average Net Assets
Total expenses	0.33%	0.39%	0.39%	0.35%	0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.18%	0.13%	0.18%	0.18%

Net investment income	1.88%	1.08%	0.26%	0.06%	0.05%

Supplemental Data
Net assets, end of year (000)	$4,875,313	$1,713,352	$72,311	$1,142,790	$1,489,543

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

74

TempFund

The table below sets forth selected financial data for an Institutional Share of TempFund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0003	$1.0002	$1.00	$1.00	$1.00

Net investment income	0.0177	0.0100	0.0036	0.0008	0.0003
Net realized and unrealized gain	0.0001	0.0001	0.0004	0.0001	0.0001

Net increase from investment operations	0.0178	0.0101	0.0040	0.0009	0.0004

Distributions(a)
From net investment income	(0.0178)	(0.0100)	(0.0036)	(0.0008)	(0.0003)
From net realized gain	—	—	(0.0002)	(0.0001)	(0.0001)

Total distributions	(0.0178)	(0.0100)	(0.0038)	(0.0009)	(0.0004)

Net asset value, end of year	$1.0003	$1.0003	$1.0002	$1.00	$1.00

Total Return(b)
Based on net asset value	1.79%	1.01%	0.41%	0.09%	0.04%

Ratios to Average Net Assets
Total expenses	0.22%	0.22%	0.19%	0.19%	0.19%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.18%	0.18%	0.16%	0.17%

Net investment income	1.77%	1.03%	0.35%	0.08%	0.03%

Supplemental Data
Net assets, end of year (000)	$12,325,770	$12,940,766	$8,183,070	$62,215,214	$46,327,088

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

75

Federal Trust Fund

The table below sets forth selected financial data for an Institutional Share of Federal Trust Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017		2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0151	0.0059		0.0016		0.0001		0.0001
Net realized gain	(0.0001)	0.0001		0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0150	0.0060		0.0016		0.0001		0.0001

Distributions(b)
From net investment income	(0.0150)	(0.0060)		(0.0016)		(0.0001)		(0.0001)
From net realized gain	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0150)	(0.0060)		(0.0016)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.51%	0.61%		0.16%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.24%	0.24%		0.28%		0.33%		0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	0.17%		0.18%		0.08%		0.07%

Net investment income	1.51%	0.59%		0.19%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$2,996,754	$2,756,560		$3,142,077		$331,549		$236,113

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

76

FedFund

The table below sets forth selected financial data for an Institutional Share of FedFund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0152	0.0065	0.0023		0.0002		0.0001
Net realized gain	0.0001	0.0001	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0153	0.0066	0.0023		0.0002		0.0001

Distributions(b)
From net investment income	(0.0153)	(0.0066)	(0.0023)		(0.0002)		(0.0001)
From net realized gain	—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0153)	(0.0066)	(0.0023)		(0.0002)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.54%	0.66%	0.23%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.19%	0.19%	0.21%		0.21%		0.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	0.15%	0.12%		0.12%		0.09%

Net investment income	1.52%	0.65%	0.28%		0.02%		0.01%

Supplemental Data
Net assets, end of year (000)	$74,278,100	$78,004,801	$84,001,937		$11,361,624		$10,689,737

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

77

T-Fund

The table below sets forth selected financial data for an Institutional Share of T-Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017		2016		2015	2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.0151		0.0063		0.0017		0.0001	0.0001
Net realized gain (loss)	0.0002		(0.0001)		0.0000	(a)	0.0001	0.0001

Net increase from investment operations	0.0153		0.0062		0.0017		0.0002	0.0002

Distributions(b)
From net investment income	(0.0153)		(0.0062)		(0.0017)		(0.0001)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)

Total distributions	(0.0153)		(0.0062)		(0.0017)		(0.0002)	(0.0002)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	1.54%		0.62%		0.17%		0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.19%		0.19%		0.20%		0.20%	0.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%		0.17%		0.17%		0.08%	0.06%

Net investment income	1.51%		0.63%		0.18%		0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$57,671,676		$53,092,342		$53,764,049		$19,598,433	$18,501,009

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

78

Treasury Trust Fund

The table below sets forth selected financial data for an Institutional Share of Treasury Trust Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017		2016		2015		2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0153		0.0060		0.0013		0.0000	(a)	0.0000	(a)
Net realized gain (loss)	(0.0002)		0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0001

Net increase from investment operations	0.0151		0.0060		0.0013		0.0000		0.0001

Distributions(b)
From net investment income	(0.0151)		(0.0060)		(0.0013)		(0.0000	)(c)	(0.0000	)(c)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)

Total distributions	(0.0151)		(0.0060)		(0.0013)		(0.0000)		(0.0001)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.52%		0.60%		0.13%		0.00%		0.01%

Ratios to Average Net Assets
Total expenses	0.20%		0.20%		0.21%		0.21%		0.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%		0.17%		0.17%		0.05%		0.05%

Net investment income	1.53%		0.60%		0.14%		0.00%		0.00%

Supplemental Data
Net assets, end of year (000)	$30,530,122		$24,157,325		$20,911,540		$13,517,000		$10,367,067

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

79

California Money Fund

The table below sets forth selected financial data for an Institutional Share of California Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0101	0.0053	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	0.0002	0.0012	0.0000 (a)	(0.0000	)(b)	0.0001

Net increase from investment operations	0.0103	0.0065	0.0019	0.0001		0.0002

Distributions(c)
From net investment income	(0.0101)	(0.0054)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	(0.0011)	—	—		(0.0001)

Total distributions	(0.0101)	(0.0065)	(0.0019)	(0.0001)		(0.0002)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.03%	0.65%	0.19%	0.01%		0.02%

Ratios to Average Net Assets
Total expenses	0.70%	0.74%	0.47%	0.47%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.12%	0.05%		0.08%

Net investment income	1.01%	0.53%	0.12%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$169,293	$30,459	$41,192	$227,884		$122,721

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.

80

MuniCash

The table below sets forth selected financial data for an Institutional Share of MuniCash outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017	2016		2015		2014
Net asset value, beginning of year	$1.0003		$1.0001	$1.00		$1.00		$1.00

Net investment income	0.0112		0.0060	0.0019		0.0001		0.0001
Net realized and unrealized gain	0.0000	(a)	0.0000 (a)	0.0013		0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0112		0.0060	0.0032		0.0001		0.0001

Distributions(b)
From net investment income	(0.0112)		(0.0058)	(0.0019)		(0.0001)		(0.0001)
From net realized gain	(0.0002)		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—		—	(0.0012)		—		—

Total distributions	(0.0114)		(0.0058)	(0.0031)		(0.0001)		(0.0001)

Net asset value, end of year	$1.0001		$1.0003	$1.0001		$1.00		$1.00

Total Return(d)
Based on net asset value	1.13	%(e)	0.60%	0.33%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.29%		0.31%	0.38	%(f)	0.49%		0.45%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%		0.20%	0.18%		0.13%		0.16%

Net investment income	1.12%		0.60%	0.25%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$3,992,552		$4,096,900	$2,139,820		$145,329		$144,892

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for the Institutional class would have been 0.38%.

81

MuniFund

The table below sets forth selected financial data for an Institutional Share of MuniFund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017	2016	2015	2014
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0115		0.0060	0.0019	0.0002	0.0002
Net realized gain	0.0000	(a)	0.0002	0.0001	0.0001	0.0002

Net increase from investment operations	0.0115		0.0062	0.0020	0.0003	0.0004

Distributions(b)
From net investment income	(0.0115)		(0.0060)	(0.0019)	(0.0002)	(0.0002)
From net realized gain	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)	(0.0002)

Total distributions	(0.0115)		(0.0062)	(0.0020)	(0.0003)	(0.0004)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	1.16%		0.62%	0.20%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	0.55%		0.45%	0.37%	0.36%	0.36%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%		0.20%	0.11%	0.06%	0.08%

Net investment income	1.15%		0.60%	0.10%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$191,172		$146,316	$141,458	$1,369,069	$1,219,566

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

82

New York Money Fund

The table below sets forth selected financial data for an Institutional Share of New York Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0113	0.0056	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	(0.0002)	0.0013	0.0015	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0111	0.0069	0.0034	0.0001		0.0001

Distributions(b)
From net investment income	(0.0111)	(0.0056)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	—	(0.0003)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—	(0.0013)	(0.0012)	—		—

Total distributions	(0.0111)	(0.0069)	(0.0034)	(0.0001)		(0.0001)

Net asset value, end of year	$1.0000	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.12%	0.69%	0.34%	0.01%		0.01%

Ratios to Average Net Assets
Total expenses	1.35%	1.00%	0.58%	0.49%		0.48%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.14%	0.09%		0.09%

Net investment income	1.13%	0.56%	0.10%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$46,066	$16,908	$17,838	$92,999		$118,278

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

83

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

84

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

◾	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

◾	securities issued by other registered investment companies that are money market funds; or

◾	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

85

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

TempFund

Federal Trust Fund

FedFund

T-Fund

Treasury Trust Fund

California Money Fund

MuniCash

MuniFund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

ACCOUNTING SERVICES PROVIDER

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

86

How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash.

Institutional Shares	Fund Code
TempCash	021
TempFund	024
Federal Trust Fund	011
FedFund	030
T-Fund	060
Treasury Trust Fund	062
California Money Fund	052
MuniCash	048
MuniFund	050
New York Money Fund	053

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) is available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-IS-0219

FEBRUARY 28, 2019

PROSPECTUS

BlackRock Liquidity Funds  |  Plus Shares

➢	TempFund

Plus Shares: —

➢	T-Fund

Plus Shares: —

➢	California Money Fund

Plus Shares: —

➢	MuniFund

Plus Shares: —

➢	New York Money Fund

Plus Shares: —

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7450 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About T-Fund	7
	Key Facts About California Money Fund	11
	Key Facts About MuniFund	16
	Key Facts About New York Money Fund	21

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	26
	Investment Risks	30

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	37
	Purchase of Shares	38
	Redemption of Shares	40
	Additional Purchase and Redemption Information	41
	Liquidity Fees and Redemption Gates	42
	Distribution and Shareholder Servicing Payments	43
	Dividends and Distributions	43
	Federal Taxes	43
	State and Local Taxes	45

Management of the Funds	Information About BlackRock
	BlackRock	47
	Conflicts of Interest	49
	Master/Feeder Structure	50

Financial Highlights	Financial Performance of the Funds	51

General Information	Certain Fund Policies	56

Glossary	Glossary of Investment Terms	57

For More Information	Funds and Service Providers	58
	How to Contact BlackRock Liquidity Funds	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Plus Shares*

Management Fee	0.21%

Distribution (12b-1) Fees	0.25%

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.47%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.43%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 47, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares	$44	$147	$259	$588

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

3 - TempFund

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

◾

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

4 - TempFund

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Plus Shares of TempFund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Plus Shares would be substantially similar to Dollar Shares because Plus Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Plus Shares and Dollar Shares have different expenses.

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

5 - TempFund

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.60% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Dollar Shares	1.81%	0.59%	0.33%

	7-Day Yield As of December 31, 2018

TempFund—Dollar Shares		2.27%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund at multiple times each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The Fund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms. Orders must be received by the Fund prior to the next NAV cut-off time to receive that NAV. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Plus Shares
Minimum Initial Investment	$5,000 for institutions (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	None

Tax Information

Dividends and distributions paid by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

6 - TempFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Plus Shares*

Management Fee	0.18%

Distribution (12b-1) Fees	0.25%

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.44%
Fee Waivers and/or Expense Reimbursements[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.42%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 47, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares	$43	$139	$244	$553

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured

7 - T-Fund

by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

8 - T-Fund

Performance Information

There are currently no Plus Shares of T-Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Plus Shares would be substantially similar to Dollar Shares because Plus Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Plus Shares and Dollar Shares have different expenses.

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.47% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2016).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Dollar Shares	1.47%	0.40%	0.21%

	7-Day Yield As of December 31, 2018

T-Fund—Dollar Shares		2.07%

9 - T-Fund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Plus Shares
Minimum Initial Investment	$5,000 for institutions (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	None

Tax Information

Dividends and distributions paid by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

10 - T-Fund

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Plus Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	0.40%

Miscellaneous/Other Expenses	0.32%

Total Annual Fund Operating Expenses	1.10%
Fee Waivers and/or Expense Reimbursements[1]	(0.50)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 47, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares	$61	$300	$558	$1,295

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the

11 - California Money Fund

interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

12 - California Money Fund

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

13 - California Money Fund

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Plus Shares of California Money Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Plus Shares would be substantially similar to Institutional Shares because Plus Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Plus Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Plus Shares would have been lower than those of the Institutional Shares because Plus Shares have higher expenses than the Institutional Shares.

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

14 - California Money Fund

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.31% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Institutional Shares	1.09%	0.42%	0.28%

	7-Day Yield As of December 31, 2018

California Money Fund—Institutional Shares		1.22%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Plus Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	None

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

15 - California Money Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Plus Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	0.25%

Miscellaneous/Other Expenses	0.20%

Total Annual Fund Operating Expenses	0.80%
Fee Waivers and/or Expense Reimbursements[1]	(0.35)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 47, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares	$46	$220	$410	$957

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in

16 - MuniFund

which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

17 - MuniFund

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Plus Shares of MuniFund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Plus Shares would be substantially similar to Dollar Shares because Plus Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Plus Shares and Dollar Shares have different expenses.

The information shows you how MuniFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the

18 - MuniFund

Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.31% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2016).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Dollar Shares	1.01%	0.32%	0.19%

	7-Day Yield As of December 31, 2018

MuniFund—Dollar Shares		1.32%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

The Fund is a retail money market fund and is intended only for sale to beneficial owners who are natural persons.

19 - MuniFund

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Plus Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	None

Tax Information

MuniFund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

20 - MuniFund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Plus Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	0.40%

Miscellaneous/Other Expenses	0.96%

Total Annual Fund Operating Expenses	1.74%
Fee Waivers and/or Expense Reimbursements[1]	(1.14)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 47, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares	$61	$437	$837	$1,957

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the

21 - New York Money Fund

interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

22 - New York Money Fund

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

23 - New York Money Fund

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Plus Shares of New York Money Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Plus Shares would be substantially similar to Institutional Shares because Plus Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Plus Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Plus Shares would have been lower than those of the Institutional Shares because Plus Shares have higher expenses than the Institutional Shares.

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

24 - New York Money Fund

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.36% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Institutional Shares	1.22%	0.48%	0.32%

	7-Day Yield As of December 31, 2018

New York Money Fund—Institutional Shares		1.51%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Plus Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	None

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

25 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempFund, California Money Fund and New York Money Fund, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”); T-Fund, a government money market fund under Rule 2a-7 (the “Government Fund”); and MuniFund, a retail money market fund under Rule 2a-7 (the “Retail Fund,” and collectively with the Institutional Funds and the Government Fund, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

◾

Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 57.

◾

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

◾

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

◾

No Fund (other than California Money Fund, MuniFund and New York Money Fund) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 57.

◾	The Government Fund and the Retail Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

◾

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund or the Retail Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund or the Retail Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates. The Board has chosen not to subject the Government Fund to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets. If the Board changes this policy with respect to liquidity fees or redemption gates, such change would become effective only after shareholders are provided with advance notice of the change.

Investment Objectives

Fund	Investment Objective
TempFund	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

T-Fund	The Fund seeks current income as is consistent with liquidity and stability of principal.

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Fund	Investment Objective
California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

◾

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

◾	a security that is issued or guaranteed by a person with such ratings;

◾	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

◾	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

◾	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

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Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

TempFund, California Money Fund, MuniFund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, except that the Fund may only invest up to 5% of its assets in non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. and foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”).

Municipal Obligations.  California Money Fund, MuniFund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Interest paid on

28

private activity bonds will be exempt from regular federal income tax. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

Repurchase Agreements.  TempFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for TempFund repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund could not hold directly without the repurchase obligation.

The Funds may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  California Money Fund, MuniFund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued, Delayed Delivery and Forward Commitment Transactions.  All Funds.  Each Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. Each Fund expects that commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase securities on a when-issued, delayed delivery or forward commitment basis for speculative purposes but only in furtherance of its investment objective. No Fund receives income from securities purchased on a when-issued, delayed delivery or forward commitment basis prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid Investments.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value.

29

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Municipal Obligations.  TempFund.  The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Restricted Securities.  TempFund, California Money Fund, MuniFund and New York Money Fund.  Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

Reverse Repurchase Agreements.  TempFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempFund, California Money Fund and New York Money Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to T-Fund:

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following paragraph is applicable to MuniFund:

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

30

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund, California Money Fund, MuniFund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempFund, California Money Fund, MuniFund and New York Money Fund.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches

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are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  California Money Fund, MuniFund and New York Money Fund.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  California Money Fund, MuniFund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the

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issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  The Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  T-Fund and MuniFund.  The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

State Specific Risk.  California Money Fund and New York Money Fund.  Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; actions taken by the federal government, including federal policies related to trade, healthcare and immigration, as well as other actions of the federal government, including audits, disallowances and other changes in aid levels; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax reductions or increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; and any reduction in the creditworthiness of issuers of California municipal securities.

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In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 12, 2019, Moody’s Investors Service, Inc., S&P Global Ratings and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “AA-,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments, which may adversely affect bonus income and capital gains realizations; the effect of household debt on consumer spending and New York State tax collections; and the outcome of litigation and other claims affecting New York State.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. As of February 12, 2019, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by S&P Global Ratings and “AA” by Fitch Ratings, Inc. As of February 12, 2019, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by S&P Global Ratings and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  California Money Fund, MuniFund and New York Money Fund.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Treasury Obligations Risk.  All Funds.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

U.S. Government Obligations Risk.  All Funds.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk.  All Funds.  When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There

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also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Cyber Security Risk.  All Funds.  Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Investments Risk.  All Funds.  The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Municipal Securities Risks.  TempCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

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Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Restricted Securities Risk.  TempFund, California Money Fund, MuniFund and New York Money Fund.  Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

Reverse Repurchase Agreements Risk.  TempFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempFund, California Money Fund and New York Money Fund.  The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate the NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by JPMorgan Chase Bank, N.A. (“JPM”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The value of each security used in computing the NAV of a Fund’s shares is determined as of such times.

In computing the NAV, the Government Fund and the Retail Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of TempFund is determined on each Business Day as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time).

The NAV of MuniFund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of California Money Fund and New York Money Fund normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The NAV of T-Fund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 18, May 24, July 3, November 29, December 24 and December 31, 2019. The NYSE will close early on July 3, November 29 and December 24, 2019.

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See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion with you or your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund (other than TempFund) may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Plus Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

Please note that TempFund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Plus Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred by a Fund or its service providers, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Plus Shares.

Fund	Deadline (Eastern time)

TempFund[1]	8:00 a.m., 12:00 p.m. and 3:00 p.m.

T-Fund[2]	5:00 p.m.

California Money Fund[3]	1:00 p.m.

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Fund	Deadline (Eastern time)

MuniFund[4]	2:30 p.m.

New York Money Fund[3]	1:00 p.m.

[1]

Purchase orders for Plus Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, purchase orders for Plus Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Purchase orders for Plus Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[2]

Purchase orders for Plus Shares of T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[3]

Purchase orders for Plus Shares of California Money Fund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[4]

Purchase orders for Plus Shares of MuniFund placed after 2:15 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day.

Contact the Funds’ office at (800) 441-7450 for specific information.

The minimum initial investment by an institution for Plus Shares is $5,000 (however, Financial Intermediaries may set a higher minimum for their customers). There is no minimum subsequent investment. The Funds’ officers reserve the right to vary or waive the minimum and subsequent investment requirements.

Plus Shares of the Funds are sold without a sales charge. Financial Intermediaries purchasing or holding Plus Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with a Financial Intermediary before purchasing Plus Shares of the Funds. A Financial Intermediary purchasing Plus Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

The Retail Fund is intended only for sale to beneficial owners who are natural persons. Natural persons may invest in the Retail Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day to day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Financial Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of the Retail Fund to natural persons. Financial Intermediaries are expected to promptly report to the Retail Fund the existence of any shareholder of the Retail Fund that does not qualify as a natural person of whom they are aware, promptly notify such shareholder and take steps to redeem any such shareholder’s Fund shares.

The Retail Fund reserves the right to redeem shares in any account that it cannot confirm to its satisfaction is beneficially owned by a natural person, after providing at least 60 days’ advance notice.

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Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempFund[1]	8:00 a.m., 12:00 p.m. and 3:00 p.m.

T-Fund[2]	5:00 p.m.

California Money Fund[3,4]	1:00 p.m.

MuniFund[3,4]	1:00 p.m.

New York Money Fund[3,4]	1:00 p.m.

[1]

Redemption orders for Plus Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, redemption orders for Plus Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Redemption orders for Plus Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[2]

Redemption orders for Plus Shares of T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[3]

Redemption orders for Plus Shares of California Money Fund, MuniFund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[4]

California Money Fund, MuniFund and New York Money Fund each reserves the right to limit the amount of redemption orders that will be paid on the same day for redemption orders received after 12:00 p.m. Eastern time.

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Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem shares in any Plus Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Plus Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Plus Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Plus Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information,” including if the Retail Fund cannot confirm to its satisfaction that shares are beneficially owned by a natural person. A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to a Financial Intermediary’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Plus Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Financial Intermediaries, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Plus Shares.

Under normal and stressed market conditions, each Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.

For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.

For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.

For any period during which an Institutional Fund or the Retail Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Institutional Fund’s or Retail Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund or the Retail Fund, such Government Fund’s or Retail Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

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Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for T-Fund and MuniFund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempFund, California Money Fund and New York Money Fund because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund or the Retail Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s or Retail Fund’s weekly liquid assets fall below the following thresholds:

◾

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 30% of the Institutional Fund’s or Retail Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund or Retail Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

◾

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 10% of the Institutional Fund’s or Retail Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or Retail Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund or Retail Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund or the Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of an Institutional Fund or the Retail Fund. An Institutional Fund or the Retail Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, an Institutional Fund or the Retail Fund will not accept purchase or redemption orders until the Institutional Fund or Retail Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or the Retail Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund or the Retail Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, an Institutional Fund or the Retail Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund or Retail Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund or Retail Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 30% of the Institutional Fund’s or Retail Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund or the Retail Fund (www.blackrock.com/cash). In addition, the Institutional Funds and Retail Fund will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

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Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or the Retail Fund or its agent to implement, modify or remove, or to assist the Institutional Fund or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

Distribution and Shareholder Servicing Payments

Plus Shares Distribution Plan

Financial Intermediaries may purchase Plus Shares. Pursuant to a Distribution (12b-1 Plan) adopted by the Board, the Trust will enter into an agreement with each Financial Intermediary that purchases Plus Shares. The agreement will require the Financial Intermediary to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of 0.25% (on an annualized basis) of the average daily NAV of the Plus Shares of TempFund, T-Fund and MuniFund, and up to 0.40% (on an annualized basis) of the average daily NAV of the Plus Shares of California Money Fund and New York Money Fund, held by the Financial Intermediary. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Financial Intermediaries are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Plus Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at 100 Bellevue Parkway, Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

43

California Money Fund, MuniFund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

California Money Fund, MuniFund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by California Money Fund, MuniFund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempFund, California Money Fund and New York Money Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are

44

acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the 1940 Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If any of TempFund, California Money Fund, MuniFund and/or New York Money Fund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations, provided that such interest income has been designated as such in a notice sent to shareholders not later than 60 days following the close of its taxable year. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income

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tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt-interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $5.975 trillion in investment company and other portfolio assets under management as of December 31, 2018.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempFund, California Money Fund, MuniFund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion .300% of the next $1 billion .250% of the next $1 billion .200% of the next $1 billion .195% of the next $1 billion .190% of the next $1 billion .180% of the next $1 billion .175% of the next $1 billion ..170% of amounts in excess of $8 billion.	.350% of the first $1 billion .300% of the next $1 billion .250% of the next $1 billion .200% of the next $1 billion .195% of the next $1 billion .190% of the next $1 billion .185% of the next $1 billion .180% of amounts in excess of $7 billion	.375% of the first $1 billion .350% of the next $1 billion .325% of the next $1 billion .300% of amounts in excess of $3 billion.

The management fee for T-Fund is equal to Calculation A plus Calculation B as follows:

T-Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of T-Fund and three other portfolios of the Trust not offered by this prospectus (Federal Trust Fund, FedFund and Treasury Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged JPM to provide certain administrative services with respect to the Trust. Any fees payable to JPM do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

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other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Plus Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)

TempFund	0.18%

T-Fund	0.17%

California Money Fund	0.20%

MuniFund	0.20%

New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 29, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2018, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)

TempFund	0.17%

T-Fund	0.16%

California Money Fund	0.00%

MuniFund	0.00%

New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2018.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock

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International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the lawsuit are without merit. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. The plaintiffs have until March 11, 2019 to appeal.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)) and their directors, officers and employees and of The PNC Financial Services Group, Inc. (which, through a subsidiary, has a significant economic interest in BlackRock, Inc.) and its subsidiaries (each with The PNC Financial Services Group, Inc., an “Entity” and collectively, the “Entities”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock, its Affiliates and the Entities provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Funds. BlackRock, its Affiliates and the Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. BlackRock or one or more Affiliates or Entities act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate or an Entity performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate or an Entity has developed or is trying to develop investment banking relationships or in which an Affiliate or an Entity has significant debt or equity investments or other interests. The Funds may also invest in issuances (such as structured notes) by entities for which an Affiliate or an Entity provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate or an Entity provides or may in the future provide research coverage. An Affiliate or Entity may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Entities in connection with the Funds’ portfolio investment transactions. BlackRock or one or more Affiliates or Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of BlackRock and these Affiliates or Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in BlackRock or an Affiliate or an Entity having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which BlackRock or an Affiliate or an Entity or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock, its Affiliates or Entities may adversely impact the Funds. Transactions by one or more clients or BlackRock, its Affiliates or Entities or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to BlackRock, one or more Affiliates or Entities and/or their internal policies designed to comply with such restrictions.

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Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the securities lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or Entities may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of BlackRock, its Affiliates and Entities and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Plus Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

There were no Plus Shares of TempFund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of TempFund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0004	$1.0002	$1.00	$1.00	$1.00

Net investment income	0.0151	0.0075	0.0013	0.0002	0.0002
Net realized and unrealized gain	0.0002	0.0002	0.0004	0.0001	0.0001

Net increase from investment operations	0.0153	0.0077	0.0017	0.0003	0.0003

Distributions(a)
From net investment income	(0.0153)	(0.0075)	(0.0013)	(0.0002)	(0.0002)
From net realized gain	—	—	(0.0002)	(0.0001)	(0.0001)

Total distributions	(0.0153)	(0.0075)	(0.0015)	(0.0003)	(0.0003)

Net asset value, end of year	$1.0004	$1.0004	$1.0002	$1.00	$1.00

Total Return(b)
Based on net asset value	1.54%	0.77%	0.17%	0.03%	0.03%

Ratios to Average Net Assets
Total expenses	0.47%	0.47%	0.44%	0.44%	0.44%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.43%	0.43%	0.42%	0.22%	0.18%

Net investment income	1.51%	0.78%	0.13%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$80,471	$86,362	$91,943	$1,511,529	$2,673,968

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

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T-Fund

There were no Plus Shares of T-Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of T-Fund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017		2016		2015	2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.0123		0.0035		0.0001		0.0001	0.0001
Net realized gain	0.0004		0.0002		0.0000	(a)	0.0001	0.0001

Net increase from investment operations	0.0127		0.0037		0.0001		0.0002	0.0002

Distributions(b)
From net investment income	(0.0127)		(0.0037)		(0.0001)		(0.0001)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)

Total distributions	(0.0127)		(0.0037)		(0.0001)		(0.0002)	(0.0002)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	1.28%		0.38%		0.02%		0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.44%		0.44%		0.45%		0.45%	0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%		0.42%		0.34%		0.08%	0.06%

Net investment income	1.23%		0.35%		0.02%		0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$1,230,374		$2,927,646		$3,807,290		$988,153	$755,491

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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California Money Fund

There were no Plus Shares of California Money Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of California Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0101	0.0053	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	0.0002	0.0012	0.0000 (a)	(0.0000	)(b)	0.0001

Net increase from investment operations	0.0103	0.0065	0.0019	0.0001		0.0002

Distributions(c)
From net investment income	(0.0101)	(0.0054)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	(0.0011)	—	—		(0.0001)

Total distributions	(0.0101)	(0.0065)	(0.0019)	(0.0001)		(0.0002)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.03%	0.65%	0.19%	0.01%		0.02%

Ratios to Average Net Assets
Total expenses	0.70%	0.74%	0.47%	0.47%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.12%	0.05%		0.08%

Net investment income	1.01%	0.53%	0.12%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$169,293	$30,459	$41,192	$227,884		$122,721

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.

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MuniFund

There were no Plus Shares of MuniFund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of MuniFund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017	2016	2015	2014
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0090		0.0035	0.0006	0.0002	0.0002
Net realized gain	0.0000	(a)	0.0002	0.0001	0.0001	0.0002

Net increase from investment operations	0.0090		0.0037	0.0007	0.0003	0.0004

Distributions(b)
From net investment income	(0.0090)		(0.0035)	(0.0006)	(0.0002)	(0.0002)
From net realized gain	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)	(0.0002)

Total distributions	(0.0090)		(0.0037)	(0.0007)	(0.0003)	(0.0004)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.91%		0.36%	0.07%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	0.80%		0.70%	0.63%	0.61%	0.61%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%		0.45%	0.22%	0.06%	0.08%

Net investment income	0.90%		0.35%	0.03%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$4,462		$4,592	$5,724	$41,554	$49,420

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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New York Money Fund

There were no Plus Shares of NewYork Money Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of New York Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0113	0.0056	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	(0.0002)	0.0013	0.0015	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0111	0.0069	0.0034	0.0001		0.0001

Distributions(b)
From net investment income	(0.0111)	(0.0056)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	—	(0.0003)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—	(0.0013)	(0.0012)	—		—

Total distributions	(0.0111)	(0.0069)	(0.0034)	(0.0001)		(0.0001)

Net asset value, end of year	$1.0000	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.12%	0.69%	0.34%	0.01%		0.01%

Ratios to Average Net Assets
Total expenses	1.35%	1.00%	0.58%	0.49%		0.48%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.14%	0.09%		0.09%

Net investment income	1.13%	0.56%	0.10%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$46,066	$16,908	$17,838	$92,999		$118,278

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

◾	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

◾	securities issued by other registered investment companies that are money market funds; or

◾	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

57

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

T-Fund

California Money Fund

MuniFund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

ACCOUNTING SERVICES PROVIDER

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

58

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How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash.

Plus Shares	Fund Code
TempFund
T-Fund	32
California Money Fund	58
MuniFund
New York Money Fund	56

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) is available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PS-0219

FEBRUARY 28, 2019

PROSPECTUS

BlackRock Liquidity Funds  |  Capital Shares

➢	TempCash

Capital: TPCXX

➢	TempFund

Capital: TFCXX

➢	Federal Trust Fund

Capital: BECXX

➢	FedFund

Capital: BFCXX

➢	T-Fund

Capital: BCHXX

➢	Treasury Trust Fund

Capital: BUCXX

➢	California Money Fund

Capital: BPMXX

➢	MuniCash

Capital: MCPXX

➢	MuniFund

Capital: BPCXX

➢	New York Money Fund

Capital: BNCXX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7450 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information

	Key Facts About TempCash	3

	Key Facts About TempFund	8

	Key Facts About Federal Trust Fund	13

	Key Facts About FedFund	17

	Key Facts About T-Fund	21

	Key Facts About Treasury Trust Fund	25

	Key Facts About California Money Fund	29

	Key Facts About MuniCash	34

	Key Facts About MuniFund	39

	Key Facts About New York Money Fund	44

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors

	How Each Fund Invests	49

	Investment Risks	53

Account Information	Information about account services, shareholder transactions, and distribution and other payments

	Valuation of Fund Investments and Price of Fund Shares	61

	Purchase of Shares	62

	Redemption of Shares	64

	Additional Purchase and Redemption Information	65

	Liquidity Fees and Redemption Gates	66

	Distribution and Shareholder Servicing Payments	67

	Dividends and Distributions	68

	Federal Taxes	68

	State and Local Taxes	69

Management of the Funds	Information About BlackRock

	BlackRock	71

	Conflicts of Interest	73

	Master/Feeder Structure	74

Financial Highlights	Financial Performance of the Funds	75

General Information	Certain Fund Policies	85

Glossary	Glossary of Investment Terms	86

For More Information	Funds and Service Providers	87

	How to Contact BlackRock Liquidity Funds	Inside Back Cover

	Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Capital Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Capital Shares*

Management Fee	0.29%

Distribution (12b-1) Fees	None

Other Expenses	0.09%
Shareholder Servicing Fees	0.05%
Miscellaneous/Other Expenses	0.04%

Total Annual Fund Operating Expenses	0.38%
Fee Waivers and/or Expense Reimbursements[1]	(0.15)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.23%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Capital Shares	$24	$107	$198	$466

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

3 - TempCash

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

◾

Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

4 - TempCash

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

◾

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempCash

Performance Information

There are currently no Capital Shares of TempCash outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Capital Shares would be substantially similar to Institutional Shares because Capital Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Capital Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Capital Shares would have been lower than those of the Institutional Shares because Capital Shares have higher expenses than the Institutional Shares.

The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Between October 1, 2015 and February 28, 2017, the Fund operated under a different investment policy such that it would invest only in securities that, under normal circumstances, would mature (without reference to interest rate adjustment dates), or were subject to an unconditional demand feature that was exercisable and payable, within 5 business days or less. Investors should note that the historical yield and performance information shown for this period are based on the investment policy of the Fund relating to maturity restrictions then in effect. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.56% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.01% (quarter ended September 30, 2015).

6 - TempCash

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Institutional Shares	1.98%	0.69%	0.46%

	7-Day Yield As of December 31, 2018

TempCash—Institutional Shares	2.51%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Capital Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

7 - TempCash

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Capital Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Capital Shares*

Management Fee	0.21%

Distribution (12b-1) Fees	None

Other Expenses	0.06%
Shareholder Servicing Fees	0.05%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.27%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.23%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Capital Shares	$24	$83	$148	$339

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

8 - TempFund

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

9 - TempFund

◾

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Capital Shares of TempFund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Capital Shares would be substantially similar to Institutional Shares because Capital Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Capital Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Capital Shares would have been lower than those of the Institutional Shares because Capital Shares have higher expenses than the Institutional Shares.

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

10 - TempFund

TempFund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.58% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.01% (quarter ended September 30, 2014).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Institutional Shares	1.98%	0.74%	0.47%

	7-Day Yield As of December 31, 2018

TempFund—Institutional Shares	2.52%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund at multiple times each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware
302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The Fund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms. Orders must be received by the Fund prior to the next NAV cut-off time to receive that NAV. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

11 - TempFund

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Capital Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

12 - TempFund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Capital Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Capital Shares*

Management Fee	0.23%

Distribution (12b-1) Fees	None

Other Expenses	0.06%
Shareholder Servicing Fees	0.05%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.29%
Fee Waivers and/or Expense Reimbursements[1]	(0.07)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.22%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Capital Shares	$23	$86	$156	$361

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

13 - Federal Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

14 - Federal Trust Fund

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Capital Shares of Federal Trust Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Capital Shares would be substantially similar to Institutional Shares because Capital Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Capital Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Capital Shares would have been lower than those of the Institutional Shares because Capital Shares have higher expenses than the Institutional Shares.

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.52% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

15 - Federal Trust Fund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Institutional Shares	1.70%	0.53%	0.30%

	7-Day Yield As of December 31, 2018

Federal Trust Fund—Institutional Shares	2.21%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Capital Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

16 - Federal Trust Fund

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Capital Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Capital Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.06%
Shareholder Servicing Fees	0.05%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.24%
Fee Waivers and/or Expense Reimbursements[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.22%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Capital Shares	$23	$75	$133	$304

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

17 - FedFund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.

18 - FedFund

There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Capital Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.52% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.31% (quarter ended March 31, 2018).

As of 12/31/18

Average Annual Total Returns

	1 Year	Since Inception (November 10, 2017)

FedFund—Capital Shares	1.69%	1.60%

	7-Day Yield As of December 31, 2018

FedFund—Capital Shares	2.27%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

19 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Capital Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

20 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Capital Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Capital Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.06%
Shareholder Servicing Fees	0.05%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.24%
Fee Waivers and/or Expense Reimbursements[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.22%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Capital Shares	$23	$75	$133	$304

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

21 - T-Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

22 - T-Fund

Performance Information

The information provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Capital Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.52% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.31% (quarter ended March 31, 2018).

As of 12/31/18

Average Annual Total Returns

	1 Year	Since Inception (November 10, 2017)

T-Fund—Capital Shares	1.69%	1.60%

	7-Day Yield As of December 31, 2018

T-Fund—Capital Shares	2.28%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

23 - T-Fund

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Capital Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

24 - T-Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Capital Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Capital Shares*

Management Fee	0.19%

Distribution (12b-1) Fees	None

Other Expenses	0.06%
Shareholder Servicing Fees	0.05%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.25%
Fee Waivers and/or Expense Reimbursements[1]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.22%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Capital Shares	$23	$77	$138	$315

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

25 - Treasury Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

26 - Treasury Trust Fund

Performance Information

There are currently no Capital Shares of Treasury Trust Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Capital Shares would be substantially similar to Institutional Shares because Capital Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Capital Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Capital Shares would have been lower than those of the Institutional Shares because Capital Shares have higher expenses than the Institutional Shares.

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Institutional Shares	1.71%	0.52%	0.27%

	7-Day Yield As of December 31, 2018

Treasury Trust Fund—Institutional Shares	2.22%

27 - Treasury Trust Fund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution. The initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Capital Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

28 - Treasury Trust Fund

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Capital Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Capital Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.37%
Shareholder Servicing Fees	0.05%
Miscellaneous/Other Expenses	0.32%

Total Annual Fund Operating Expenses	0.75%
Fee Waivers and/or Expense Reimbursements[1]	(0.50)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.25%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Capital Shares	$26	$189	$368	$883

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal

29 - California Money Fund

Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

30 - California Money Fund

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

31 - California Money Fund

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Capital Shares of California Money Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Capital Shares would be substantially similar to Institutional Shares because Capital Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Capital Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Capital Shares would have been lower than those of the Institutional Shares because Capital Shares have higher expenses than the Institutional Shares.

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.31% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

32 - California Money Fund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Institutional Shares	1.09%	0.42%	0.28%

	7-Day Yield As of December 31, 2018

California Money Fund—Institutional Shares	1.22%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Capital Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

33 - California Money Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Capital Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Capital Shares*

Management Fee	0.27%

Distribution (12b-1) Fees	None

Other Expenses	0.07%
Shareholder Servicing Fees	0.05%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.34%
Fee Waivers and/or Expense Reimbursements[1]	(0.09)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.25%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Capital Shares	$26	$100	$182	$422

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in

34 - MuniCash

which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

35 - MuniCash

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

36 - MuniCash

Performance Information

There are currently no Capital Shares of MuniCash outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Capital Shares would be substantially similar to Institutional Shares because Capital Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Capital Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Capital Shares would have been lower than those of the Institutional Shares because Capital Shares have higher expenses than the Institutional Shares.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.38% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

37 - MuniCash

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Institutional Shares	1.25%	0.47%	0.33%

	7-Day Yield As of December 31, 2018

MuniCash—Institutional Shares	1.56%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Capital Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

38 - MuniCash

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Capital Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Capital Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Expenses	0.25%
Shareholder Servicing Fees	0.05%
Miscellaneous/Other Expenses	0.20%

Total Annual Fund Operating Expenses	0.60%
Fee Waivers and/or Expense Reimbursements[1]	(0.35)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.25%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Capital Shares	$26	$157	$300	$717

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on

39 - MuniFund

which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

40 - MuniFund

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

41 - MuniFund

Performance Information

There are currently no Capital Shares of MuniFund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Capital Shares would be substantially similar to Institutional Shares because Capital Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Capital Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Capital Shares would have been lower than those of the Institutional Shares because Capital Shares have higher expenses than the Institutional Shares.

The information shows you how MuniFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.38% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Institutional Shares	1.27%	0.45%	0.30%

	7-Day Yield As of December 31, 2018

MuniFund—Institutional Shares	1.57%

42 - MuniFund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

The Fund is a retail money market fund and is intended only for sale to beneficial owners who are natural persons.

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Capital Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

MuniFund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

43 - MuniFund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Capital Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Capital Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	1.01%
Shareholder Servicing Fees	0.05%
Miscellaneous/Other Expenses	0.96%

Total Annual Fund Operating Expenses	1.39%
Fee Waivers and/or Expense Reimbursements[1]	(1.14)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.25%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 71, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Capital Shares	$26	$327	$651	$1,569

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal

44 - New York Money Fund

Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

45 - New York Money Fund

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

46 - New York Money Fund

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Capital Shares of New York Money Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Capital Shares would be substantially similar to Institutional Shares because Capital Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Capital Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Capital Shares would have been lower than those of the Institutional Shares because Capital Shares have higher expenses than the Institutional Shares.

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.36% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

47 - New York Money Fund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Institutional Shares	1.22%	0.48%	0.32%

	7-Day Yield As of December 31, 2018

New York Money Fund—Institutional Shares	1.51%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Capital Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your financial intermediary’s website for more information.

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Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempCash, TempFund, California Money Fund, MuniCash and New York Money Fund, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”); Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund”); and MuniFund, a retail money market fund under Rule 2a-7 (the “Retail Fund,” and collectively with the Institutional Funds and the Government Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

◾

Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 86.

◾

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

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No Fund (other than California Money Fund, MuniCash, MuniFund and New York Money Fund) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 86.

◾	Each Government Fund and the Retail Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

◾

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund or the Retail Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund or the Retail Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates. The Board has chosen not to subject the Government Funds to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets. If the Board changes this policy with respect to liquidity fees or redemption gates, such change would become effective only after shareholders are provided with advance notice of the change.

Investment Objectives

Fund	Investment Objective
TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
TempFund
Federal Trust Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.
FedFund
T-Fund
Treasury Trust Fund

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Fund	Investment Objective
California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.
MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
MuniFund
New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniCash and MuniFund, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash, TempFund, MuniCash and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

◾

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

◾	a security that is issued or guaranteed by a person with such ratings;

◾	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

◾	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

◾	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

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TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash and TempFund.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempCash and TempFund.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash and TempFund may include instruments issued by foreign issuers, except that TempFund may only invest up to 5% of its assets in non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempCash and TempFund.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash and TempFund.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash and TempFund.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. and foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash and TempFund.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

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Municipal Obligations.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Interest paid on private activity bonds will be exempt from regular federal income tax. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

Repurchase Agreements.  TempCash, TempFund, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempCash and TempFund repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempCash and TempFund, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempCash or TempFund could not hold directly without the repurchase obligation.

The Funds may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  TempCash, TempFund, FedFund, Federal Trust Fund, T-Fund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued, Delayed Delivery and Forward Commitment Transactions.  All Funds.  Each Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. Each Fund expects that commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase securities on a when-issued, delayed delivery or forward commitment basis for speculative purposes but only in furtherance of its investment objective. No Fund receives income from securities purchased on a when-issued, delayed delivery or forward commitment basis prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

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Illiquid Investments.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Municipal Obligations.  TempCash and TempFund.  Each Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Restricted Securities.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

Reverse Repurchase Agreements.  TempCash, TempFund, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempCash, TempFund, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempCash, TempFund, California Money Fund, MuniCash and New York Money Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to MuniFund:

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

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The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempCash and TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Industry Risk.  TempCash.  Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Exposure Risk.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risks.  TempCash and TempFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

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Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.   California Money Fund and New York Money Fund.   The Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempCash and TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempCash, TempFund, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund.  The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

State Specific Risk.   California Money Fund and New York Money Fund.   Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

California Money Fund.   The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis.

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As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; actions taken by the federal government, including federal policies related to trade, healthcare and immigration, as well as other actions of the federal government, including audits, disallowances and other changes in aid levels; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax reductions or increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; and any reduction in the creditworthiness of issuers of California municipal securities.

In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 12, 2019, Moody’s Investors Service, Inc., S&P Global Ratings and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “AA-,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

New York Money Fund.   The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments, which may adversely affect bonus income and capital gains realizations; the effect of household debt on consumer spending and New York State tax collections; and the outcome of litigation and other claims affecting New York State.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. As of February 12, 2019, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by S&P Global Ratings and “AA” by Fitch Ratings, Inc. As of February 12, 2019, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by S&P Global Ratings and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  California Money Fund, MuniCash, MuniFund and New York Money Fund.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their

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own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

Treasury Obligations Risk.   All Funds.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

U.S. Government Obligations Risk.  TempCash, TempFund, FedFund, Federal Trust Fund, T-Fund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk.  All Funds.  When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Cyber Security Risk.  All Funds.  Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Investments Risk.  All Funds.  The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

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Municipal Securities Risks.  TempCash and TempFund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Restricted Securities Risk.  TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund.  Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

Reverse Repurchase Agreements Risk.  TempCash, TempFund, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund.

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Securities Lending Risk.  TempCash, TempFund, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempCash, TempFund, California Money Fund, MuniCash and New York Money Fund.  The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate the NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by JPMorgan Chase Bank, N.A. (“JPM”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The value of each security used in computing the NAV of a Fund’s shares is determined as of such times.

In computing the NAV, each Government Fund and the Retail Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of TempFund is determined on each Business Day as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time).

The NAV of Federal Trust Fund, Treasury Trust Fund and MuniFund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of TempCash, California Money Fund, MuniCash and New York Money Fund normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The NAV of FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 18, May 24, July 3, November 29, December 24 and December 31, 2019. The NYSE will close early on July 3, November 29 and December 24, 2019.

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See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion with you or your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund (other than TempFund) may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Capital Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

Please note that TempFund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Capital Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred by a Fund or its service providers, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Capital Shares.

Fund	Deadline (Eastern time)

TempCash[1]	3:00 p.m.

TempFund[2]	8:00 a.m., 12:00 p.m. and 3:00 p.m.

Federal Trust Fund[3]	2:30 p.m.

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Fund	Deadline (Eastern time)

FedFund[4]	5:00 p.m.

T-Fund[4]	5:00 p.m.

Treasury Trust Fund[3]	2:30 p.m.

California Money Fund[5]	1:00 p.m.

MuniCash[3]	2:30 p.m.

MuniFund[3]	2:30 p.m.

New York Money Fund[5]	1:00 p.m.

[1]

Purchase orders for Capital Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[2]

Purchase orders for Capital Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, purchase orders for Capital Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Purchase orders for Capital Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[3]

Purchase orders for Capital Shares of Federal Trust Fund, Treasury Trust Fund, MuniCash and MuniFund placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[4]

Purchase orders for Capital Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[5]

Purchase orders for Capital Shares of California Money Fund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day.

Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

Purchases of Capital Shares of each Fund may be effected through an Account at your Financial Intermediary through procedures and requirements established by the Financial Intermediary. Beneficial ownership of Capital Shares will be recorded by the Financial Intermediary and will be reflected in Account statements. The minimum initial investment is $50,000. Even if the Financial Intermediary does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Financial Intermediary may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Financial Intermediary, and should be read in conjunction with this prospectus. The Funds’ officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Financial Intermediary and the Funds. In addition, your Financial Intermediary may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Financial Intermediary for details.

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The Retail Fund is intended only for sale to beneficial owners who are natural persons. Natural persons may invest in the Retail Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day to day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Financial Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of the Retail Fund to natural persons. Financial Intermediaries are expected to promptly report to the Retail Fund the existence of any shareholder of the Retail Fund that does not qualify as a natural person of whom they are aware, promptly notify such shareholder and take steps to redeem any such shareholder’s Fund shares.

The Retail Fund reserves the right to redeem shares in any account that it cannot confirm to its satisfaction is beneficially owned by a natural person, after providing at least 60 days’ advance notice.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Capital Shares may be redeemed on a Business Day through your Financial Intermediary. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempCash[1]	3:00 p.m.

TempFund[2]	8:00 a.m., 12:00 p.m. and 3:00 p.m.

Federal Trust Fund[3]	2:30 p.m.

FedFund[4]	5:00 p.m.

T-Fund[4]	5:00 p.m.

Treasury Trust Fund[3]	2:30 p.m.

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Fund	Deadline (Eastern time)

California Money Fund[5,6]	1:00 p.m.

MuniCash[5,6]	1:00 p.m.

MuniFund[5,6]	1:00 p.m.

New York Money Fund[5,6]	1:00 p.m.

[1]

Redemption orders for Capital Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[2]

Redemption orders for Capital Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, redemption orders for Capital Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Redemption orders for Capital Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[3]

Redemption orders for Capital Shares of Federal Trust Fund and Treasury Trust Fund placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[4]

Redemption orders for Capital Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[5]

Redemption orders for Capital Shares of California Money Fund, MuniCash, MuniFund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[6]

California Money Fund, MuniCash, MuniFund and New York Money Fund each reserves the right to limit the amount of redemption orders that will be paid on the same day for redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem Capital Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Capital Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Capital Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Capital Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information,” including if the Retail Fund cannot confirm to its satisfaction that shares are beneficially owned by a natural person. A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Under normal and stressed market conditions, each Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

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A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.

For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.

For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.

For any period during which an Institutional Fund or the Retail Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Institutional Fund’s or Retail Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund or the Retail Fund, such Government Fund’s or Retail Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund or the Retail Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s or Retail Fund’s weekly liquid assets fall below the following thresholds:

◾

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 30% of the Institutional Fund’s or Retail Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund or Retail Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

◾

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 10% of the Institutional Fund’s or Retail Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or Retail Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund or Retail Fund.

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Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund or the Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of an Institutional Fund or the Retail Fund. An Institutional Fund or the Retail Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, an Institutional Fund or the Retail Fund will not accept purchase or redemption orders until the Institutional Fund or Retail Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or the Retail Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund or the Retail Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, an Institutional Fund or the Retail Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund or Retail Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund or Retail Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 30% of the Institutional Fund’s or Retail Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund or the Retail Fund (www.blackrock.com/cash). In addition, the Institutional Funds and Retail Fund will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or the Retail Fund or its agent to implement, modify or remove, or to assist the Institutional Fund or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

Distribution and Shareholder Servicing Payments

Capital Shares Shareholder Services Plan

Financial Intermediaries may purchase Capital Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Funds will enter into an agreement with each Financial Intermediary that purchases Capital Shares. The agreement will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.05% (on an annualized basis) of the average daily NAV of the Capital Shares held by the Financial Intermediary. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Financial Intermediaries are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Capital Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by

67

the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash, TempFund, Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

California Money Fund, MuniCash, MuniFund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

California Money Fund, MuniCash, MuniFund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by California Money Fund, MuniCash, MuniFund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

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A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the 1940 Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If any of TempCash, TempFund, California Money Fund, MuniCash, MuniFund and/or New York Money Fund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable

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year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations, provided that such interest income has been designated as such in a notice sent to shareholders not later than 60 days following the close of its taxable year. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt-interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $5.975 trillion in investment company and other portfolio assets under management as of December 31, 2018.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash, MuniCash and MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

The management fee for Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged JPM to provide certain administrative services with respect to the Trust. Any fees payable to JPM do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

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other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Capital Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)

TempCash	0.18%

TempFund	0.18%

Federal Trust Fund	0.17%

FedFund	0.17%

T-Fund	0.17%

Treasury Trust Fund	0.17%

California Money Fund	0.20%

MuniCash	0.20%

MuniFund	0.20%

New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 29, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2018, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)

TempCash	0.14%

TempFund	0.17%

Federal Trust Fund	0.16%

FedFund	0.16%

T-Fund	0.16%

Treasury Trust Fund	0.16%

California Money Fund	0.00%

MuniCash	0.18%

MuniFund	0.00%

New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2018.

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From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the lawsuit are without merit. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. The plaintiffs have until March 11, 2019 to appeal.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)) and their directors, officers and employees and of The PNC Financial Services Group, Inc. (which, through a subsidiary, has a significant economic interest in BlackRock, Inc.) and its subsidiaries (each with The PNC Financial Services Group, Inc., an “Entity” and collectively, the “Entities”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock, its Affiliates and the Entities provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Funds. BlackRock, its Affiliates and the Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. BlackRock or one or more Affiliates or Entities act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate or an Entity performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate or an Entity has developed or is trying to develop investment banking relationships or in which an Affiliate or an Entity has significant debt or equity investments or other interests. The Funds may also invest in issuances (such as structured notes) by entities for which an Affiliate or an Entity provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate or an Entity provides or may in the future provide research coverage. An Affiliate or Entity may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Entities in connection with the Funds’ portfolio investment transactions. BlackRock or one or more Affiliates or Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to

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the extent permitted under the 1940 Act). The trading activities of BlackRock and these Affiliates or Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in BlackRock or an Affiliate or an Entity having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which BlackRock or an Affiliate or an Entity or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock, its Affiliates or Entities may adversely impact the Funds. Transactions by one or more clients or BlackRock, its Affiliates or Entities or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to BlackRock, one or more Affiliates or Entities and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the securities lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or Entities may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of BlackRock, its Affiliates and Entities and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Capital Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempCash

There were no Capital Shares of TempCash outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of TempCash outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0002	$1.0000	$1.00	$1.00	$1.00

Net investment income	0.0188	0.0108	0.0027	0.0006	0.0004
Net realized and unrealized gain (loss)	(0.0010)	(0.0022)	0.0002	0.0002	0.0002

Net increase from investment operations	0.0178	0.0086	0.0029	0.0008	0.0006

Distributions(a)
From net investment income	(0.0177)	(0.0084)	(0.0027)	(0.0006)	(0.0004)
From net realized gain	—	—	(0.0002)	(0.0002)	(0.0002)

Total distributions	(0.0177)	(0.0084)	(0.0029)	(0.0008)	(0.0006)

Net asset value, end of year	$1.0003	$1.0002	$1.0000	$1.00	$1.00

Total Return(b)
Based on net asset value	1.79%	0.87%	0.29%	0.08%	0.06%

Ratios to Average Net Assets
Total expenses	0.33%	0.39%	0.39%	0.35%	0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.18%	0.13%	0.18%	0.18%

Net investment income	1.88%	1.08%	0.26%	0.06%	0.05%

Supplemental Data
Net assets, end of year (000)	$4,875,313	$1,713,352	$72,311	$1,142,790	$1,489,543

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

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TempFund

There were no Capital Shares of TempFund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of TempFund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0003	$1.0002	$1.00	$1.00	$1.00

Net investment income	0.0177	0.0100	0.0036	0.0008	0.0003
Net realized and unrealized gain	0.0001	0.0001	0.0004	0.0001	0.0001

Net increase from investment operations	0.0178	0.0101	0.0040	0.0009	0.0004

Distributions(a)
From net investment income	(0.0178)	(0.0100)	(0.0036)	(0.0008)	(0.0003)
From net realized gain	—	—	(0.0002)	(0.0001)	(0.0001)

Total distributions	(0.0178)	(0.0100)	(0.0038)	(0.0009)	(0.0004)

Net asset value, end of year	$1.0003	$1.0003	$1.0002	$1.00	$1.00

Total Return(b)
Based on net asset value	1.79%	1.01%	0.41%	0.09%	0.04%

Ratios to Average Net Assets
Total expenses	0.22%	0.22%	0.19%	0.19%	0.19%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.18%	0.18%	0.16%	0.17%

Net investment income	1.77%	1.03%	0.35%	0.08%	0.03%

Supplemental Data
Net assets, end of year (000)	$12,325,770	$12,940,766	$8,183,070	$62,215,214	$46,327,088

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

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Federal Trust Fund

There were no Capital Shares of Federal Trust Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of Federal Trust Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017		2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0151	0.0059		0.0016		0.0001		0.0001
Net realized gain	(0.0001)	0.0001		0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0150	0.0060		0.0016		0.0001		0.0001

Distributions(b)
From net investment income	(0.0150)	(0.0060)		(0.0016)		(0.0001)		(0.0001)
From net realized gain	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0150)	(0.0060)		(0.0016)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.51%	0.61%		0.16%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.24%	0.24%		0.28%		0.33%		0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	0.17%		0.18%		0.08%		0.07%

Net investment income	1.51%	0.59%		0.19%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$2,996,754	$2,756,560		$3,142,077		$331,549		$236,113

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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FedFund

The table below sets forth selected financial data for a Capital Share of FedFund outstanding throughout the period presented.

	Capital
(For a share outstanding throughout each period)	Period from 11/10/2017(a) to 10/31/2018
Net asset value, beginning of period	$1.00

Net investment income	0.0172
Net realized (loss)	(0.0026)

Net increase from investment operations	0.0146

Distributions from net investment income(b)	(0.0146)

Net asset value, end of period	$1.00

Total Return(c)
Based on net asset value	1.47	%(d)

Ratios to Average Net Assets
Total expenses	0.24	%(e)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.21	%(e)

Net investment income	1.77	%(e)

Supplemental Data
Net assets, end of period (000)	$7,138,766

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.

78

T-Fund

The table below sets forth selected financial data for a Capital Share of T-Fund outstanding throughout the period presented.

	Capital
(For a share outstanding throughout each period)	Period from 11/10/2017(a) to 10/31/2018
Net asset value, beginning of period	$1.00

Net investment income	0.0172
Net realized (loss)	(0.0027)

Net increase from investment operations	0.0145

Distributions(b)
From net investment income	(0.0145)
From net realized gain	(0.0000	)(c)

Total distributions	(0.0145)

Net asset value, end of period	$1.00

Total Return(d)
Based on net asset value	1.46	%(e)

Ratios to Average Net Assets
Total expenses	0.24	%(f)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.21	%(f)

Net investment income	1.76	%(f)

Supplemental Data
Net assets, end of period (000)	$10,978,658

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

79

Treasury Trust Fund

There were no Capital Shares of Treasury Trust Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of Treasury Trust Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017		2016		2015		2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0153		0.0060		0.0013		0.0000	(a)	0.0000	(a)
Net realized gain (loss)	(0.0002)		0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0001

Net increase from investment operations	0.0151		0.0060		0.0013		0.0000		0.0001

Distributions(b)
From net investment income	(0.0151)		(0.0060)		(0.0013)		(0.0000	)(c)	(0.0000	)(c)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)

Total distributions	(0.0151)		(0.0060)		(0.0013)		(0.0000)		(0.0001)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.52%		0.60%		0.13%		0.00%		0.01%

Ratios to Average Net Assets
Total expenses	0.20%		0.20%		0.21%		0.21%		0.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%		0.17%		0.17%		0.05%		0.05%

Net investment income	1.53%		0.60%		0.14%		0.00%		0.00%

Supplemental Data
Net assets, end of year (000)	$30,530,122		$24,157,325		$20,911,540		$13,517,000		$10,367,067

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

80

California Money Fund

There were no Capital Shares of California Money Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of California Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0101	0.0053	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	0.0002	0.0012	0.0000 (a)	(0.0000	)(b)	0.0001

Net increase from investment operations	0.0103	0.0065	0.0019	0.0001		0.0002

Distributions(c)
From net investment income	(0.0101)	(0.0054)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	(0.0011)	—	—		(0.0001)

Total distributions	(0.0101)	(0.0065)	(0.0019)	(0.0001)		(0.0002)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.03%	0.65%	0.19%	0.01%		0.02%

Ratios to Average Net Assets
Total expenses	0.70%	0.74%	0.47%	0.47%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.12%	0.05%		0.08%

Net investment income	1.01%	0.53%	0.12%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$169,293	$30,459	$41,192	$227,884		$122,721

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.

81

MuniCash

There were no Capital Shares of MuniCash outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of MuniCash outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017	2016		2015		2014
Net asset value, beginning of year	$1.0003		$1.0001	$1.00		$1.00		$1.00

Net investment income	0.0112		0.0060	0.0019		0.0001		0.0001
Net realized and unrealized gain	0.0000	(a)	0.0000 (a)	0.0013		0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0112		0.0060	0.0032		0.0001		0.0001

Distributions(b)
From net investment income	(0.0112)		(0.0058)	(0.0019)		(0.0001)		(0.0001)
From net realized gain	(0.0002)		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—		—	(0.0012)		—		—

Total distributions	(0.0114)		(0.0058)	(0.0031)		(0.0001)		(0.0001)

Net asset value, end of year	$1.0001		$1.0003	$1.0001		$1.00		$1.00

Total Return(d)
Based on net asset value	1.13	%(e)	0.60%	0.33%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.29%		0.31%	0.38	%(f)	0.49%		0.45%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%		0.20%	0.18%		0.13%		0.16%

Net investment income	1.12%		0.60%	0.25%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$3,992,552		$4,096,900	$2,139,820		$145,329		$144,892

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for the Institutional class would have been 0.38%.

82

MuniFund

There were no Capital Shares of MuniFund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of MuniFund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017	2016	2015	2014
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0115		0.0060	0.0019	0.0002	0.0002
Net realized gain	0.0000	(a)	0.0002	0.0001	0.0001	0.0002

Net increase from investment operations	0.0115		0.0062	0.0020	0.0003	0.0004

Distributions(b)
From net investment income	(0.0115)		(0.0060)	(0.0019)	(0.0002)	(0.0002)
From net realized gain	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)	(0.0002)

Total distributions	(0.0115)		(0.0062)	(0.0020)	(0.0003)	(0.0004)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	1.16%		0.62%	0.20%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	0.55%		0.45%	0.37%	0.36%	0.36%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%		0.20%	0.11%	0.06%	0.08%

Net investment income	1.15%		0.60%	0.10%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$191,172		$146,316	$141,458	$1,369,069	$1,219,566

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

83

New York Money Fund

There were no Capital Shares of New York Money Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of New York Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0113	0.0056	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	(0.0002)	0.0013	0.0015	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0111	0.0069	0.0034	0.0001		0.0001

Distributions(b)
From net investment income	(0.0111)	(0.0056)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	—	(0.0003)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—	(0.0013)	(0.0012)	—		—

Total distributions	(0.0111)	(0.0069)	(0.0034)	(0.0001)		(0.0001)

Net asset value, end of year	$1.0000	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.12%	0.69%	0.34%	0.01%		0.01%

Ratios to Average Net Assets
Total expenses	1.35%	1.00%	0.58%	0.49%		0.48%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.14%	0.09%		0.09%

Net investment income	1.13%	0.56%	0.10%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$46,066	$16,908	$17,838	$92,999		$118,278

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

84

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

85

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

◾	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

◾	securities issued by other registered investment companies that are money market funds; or

◾	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

86

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

TempFund

Federal Trust Fund

FedFund

T-Fund

Treasury Trust Fund

California Money Fund

MuniCash

MuniFund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

ACCOUNTING SERVICES PROVIDER

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

87

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Capital Shares	Fund Code
TempCash	0S1
TempFund	0S2
Federal Trust Fund	0S3
FedFund	0S4
T-Fund	0S5
Treasury Trust Fund	0S6
California Money Fund	0S7
MuniCash	0S8
MuniFund	0S9
New York Money Fund	105

For other information call: (800) 441-7450 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Financial Intermediary. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) is available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-CAP-0219

FEBRUARY 28, 2019

PROSPECTUS

BlackRock Liquidity Funds  |  Select Shares

➢	TempFund

Select: BTBXX

➢	FedFund

Select: BFBXX

➢	T-Fund

Select: BSLXX

➢	Treasury Trust Fund

Select: TSLXX

➢	California Money Fund

Select: BCBXX

➢	MuniFund

Select: BMBXX

➢	New York Money Fund

Select: BIBXX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7450 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About FedFund	8
	Key Facts About T-Fund	12
	Key Facts About Treasury Trust Fund	16
	Key Facts About California Money Fund	20
	Key Facts About MuniFund	25
	Key Facts About New York Money Fund	30

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	35
	Investment Risks	39

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	46
	Purchase of Shares	47
	Redemption of Shares	49
	Additional Purchase and Redemption Information	51
	Liquidity Fees and Redemption Gates	51
	Distribution and Shareholder Servicing Payments	52
	Dividends and Distributions	53
	Federal Taxes	53
	State and Local Taxes	55

Management of the Funds	Information About BlackRock
	BlackRock	57
	Conflicts of Interest	59
	Master/Feeder Structure	60

Financial Highlights	Financial Performance of the Funds	61

General Information	Certain Fund Policies	68

Glossary	Glossary of Investment Terms	69

For More Information	Funds and Service Providers	70

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.21%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.07%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.07)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 57, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 57, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$333	$583	$1,299

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

3 - TempFund

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

4 - TempFund

◾

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempFund

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.48% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2016).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Select Shares	1.22%	0.32%	0.17%

	7-Day Yield As of December 31, 2018

TempFund—Select Shares	1.71%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

6 - TempFund

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund at multiple times each day on which the New York Stock Exchange is open. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). The Fund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms. Orders must be received by the Fund prior to the next NAV cut-off time to receive that NAV. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempFund

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.18%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.04%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 57, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 57, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$327	$570	$1,267

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such

8 - FedFund

obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

9 - FedFund

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.32% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2017).

10 - FedFund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Select Shares	0.89%	0.21%	0.11%

	7-Day Yield As of December 31, 2018

FedFund—Select Shares	1.48%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.18%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.04%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 57, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 57, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$327	$570	$1,267

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

12 - T-Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

13 - T-Fund

Performance Information

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.32% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2017).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Select Shares	0.89%	0.20%	0.10%

	7-Day Yield As of December 31, 2018

T-Fund—Select Shares	1.49%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

14 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

15 - T-Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.19%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.05%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.05)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 57, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 57, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$329	$575	$1,278

16 - Treasury Trust Fund

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

17 - Treasury Trust Fund

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.32% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2017).

18 - Treasury Trust Fund

As of 12/31/18

Average Annual Total Returns

	1 Year	Since Inception (September 28, 2015)

Treasury Trust Fund—Select Shares	0.87%	0.29%

	7-Day Yield As of December 31, 2018

Treasury Trust Fund—Select Shares	1.39%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

19 - Treasury Trust Fund

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.82%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.32%

Total Annual Fund Operating Expenses	1.55%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.55)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 57, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 57, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$436	$793	$1,799

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of

20 - California Money Fund

California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

21 - California Money Fund

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

22 - California Money Fund

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Select Shares of California Money Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Select Shares would be substantially similar to Institutional Shares because Select Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Select Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Select Shares would have been lower than those of the Institutional Shares because Select Shares have higher expenses than the Institutional Shares.

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

23 - California Money Fund

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.31% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Institutional Shares	1.09%	0.42%	0.28%

	7-Day Yield As of December 31, 2018

California Money Fund—Institutional Shares	1.22%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

24 - California Money Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.35%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.70%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.20%

Total Annual Fund Operating Expenses	1.40%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.40)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 57, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 57, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$404	$728	$1,645

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”),

25 - MuniFund

the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

26 - MuniFund

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

27 - MuniFund

Performance Information

The information shows you how MuniFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.18% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2017).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Select Shares	0.46%	0.11%	0.06%

	7-Day Yield As of December 31, 2018

MuniFund—Select Shares	0.77%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

28 - MuniFund

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

The Fund is a retail money market fund and is intended only for sale to beneficial owners who are natural persons.

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

MuniFund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniFund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

29 - MuniFund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	0.35%

Other Expenses	1.46%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.96%

Total Annual Fund Operating Expenses	2.19%
Fee Waivers and/or Expense Reimbursements[1,2]	(1.19)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 57, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 57, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$570	$1,066	$2,430

30 - New York Money Fund

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the

31 - New York Money Fund

securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

32 - New York Money Fund

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Select Shares of New York Money Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Select Shares would be substantially similar to Institutional Shares because Select Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Select Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Select Shares would have been lower than those of the Institutional Shares because Select Shares have higher expenses than the Institutional Shares.

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

33 - New York Money Fund

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.36% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Institutional Shares	1.22%	0.48%	0.32%

	7-Day Yield As of December 31, 2018

New York Money Fund—Institutional Shares	1.51%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

34 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempFund, California Money Fund and New York Money Fund, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”); FedFund, T-Fund and Treasury Trust Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund”); and MuniFund, a retail money market fund under Rule 2a-7 (the “Retail Fund,” and collectively with the Institutional Funds and the Government Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

◾

Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 69.

◾

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

◾

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

◾

No Fund (other than California Money Fund, MuniFund and New York Money Fund) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 69.

◾	Each Government Fund and the Retail Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

◾

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund or the Retail Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund or the Retail Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates. The Board has chosen not to subject the Government Funds to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets. If the Board changes this policy with respect to liquidity fees or redemption gates, such change would become effective only after shareholders are provided with advance notice of the change.

Investment Objectives

Fund	Investment Objective
TempFund	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

FedFund T-Fund Treasury Trust Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.

35

Fund	Investment Objective
California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

◾

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

◾	a security that is issued or guaranteed by a person with such ratings;

◾	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

◾	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

◾	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

36

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

TempFund, California Money Fund, MuniFund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, except that the Fund may only invest up to 5% of its assets in non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. and foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”).

Municipal Obligations.  California Money Fund, MuniFund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Interest paid on

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private activity bonds will be exempt from regular federal income tax. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund could not hold directly without the repurchase obligation.

The Funds may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  California Money Fund, MuniFund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  TempFund, FedFund, T-Fund, California Money Fund, MuniFund and New York Money Fund.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued, Delayed Delivery and Forward Commitment Transactions.  All Funds.  Each Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. Each Fund expects that commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase securities on a when-issued, delayed delivery or forward commitment basis for speculative purposes but only in furtherance of its investment objective. No Fund receives income from securities purchased on a when-issued, delayed delivery or forward commitment basis prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid Investments.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value.

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Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Municipal Obligations.  TempFund.  The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Restricted Securities.  TempFund, California Money Fund, MuniFund and New York Money Fund.  Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

Reverse Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempFund, California Money Fund and New York Money Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to FedFund, T-Fund and Treasury Trust Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to MuniFund:

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

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The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund, California Money Fund, MuniFund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempFund, California Money Fund, MuniFund and New York Money Fund.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for

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example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  California Money Fund, MuniFund and New York Money Fund.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  California Money Fund, MuniFund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the

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issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  The Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  FedFund, T-Fund, Treasury Trust Fund and MuniFund.  The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

State Specific Risk.  California Money Fund and New York Money Fund.  Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; actions taken by the federal government, including federal policies related to trade, healthcare and immigration, as well as other actions of the federal government, including audits, disallowances and other changes in aid levels; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax reductions or increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; and any reduction in the creditworthiness of issuers of California municipal securities.

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In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 12, 2019, Moody’s Investors Service, Inc., S&P Global Ratings and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “AA-,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments, which may adversely affect bonus income and capital gains realizations; the effect of household debt on consumer spending and New York State tax collections; and the outcome of litigation and other claims affecting New York State.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. As of February 12, 2019, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by S&P Global Ratings and “AA” by Fitch Ratings, Inc. As of February 12, 2019, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by S&P Global Ratings and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  California Money Fund, MuniFund and New York Money Fund.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Treasury Trust Fund.  In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

Treasury Obligations Risk.  All Funds.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

U.S. Government Obligations Risk.  TempFund, FedFund, T-Fund, California Money Fund, MuniFund and New York Money Fund.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

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Variable and Floating Rate Instrument Risk.  All Funds.  Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk.  All Funds.  When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Cyber Security Risk.  All Funds.  Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Investments Risk.  All Funds.  The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Municipal Securities Risks.  TempFund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks  —  The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks  —  Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks  —  Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

44

Moral Obligation Bonds Risks  —  Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks  —  Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks  —  In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk  —  In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Restricted Securities Risk.  TempFund, California Money Fund, MuniFund and New York Money Fund.  Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

Reverse Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempFund, California Money Fund and New York Money Fund. The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

45

Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate the NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by JPMorgan Chase Bank, N.A. (“JPM”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The value of each security used in computing the NAV of a Fund’s shares is determined as of such times.

In computing the NAV, each Government Fund and the Retail Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of TempFund is determined on each Business Day as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time).

The NAV of Treasury Trust Fund and MuniFund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of California Money Fund and New York Money Fund normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The NAV of FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 18, May 24, July 3, November 29, December 24 and December 31, 2019. The NYSE will close early on July 3, November 29 and December 24, 2019.

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See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800)  441-7450.

Purchase of Shares

Select Shares may be purchased through an Account you maintain with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). Purchase orders for shares are accepted only on Business Days. For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund (other than TempFund) may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Select Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

Please note that TempFund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Select Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred by a Fund or its service providers, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

47

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Select Shares.

Fund	Deadline (Eastern time)

TempFund[1]	8:00 a.m., 12:00 p.m. and 3:00 p.m.

FedFund[2]	5:00 p.m.

T-Fund[2]	5:00 p.m.

Treasury Trust Fund[3]	2:30 p.m.

California Money Fund[4]	1:00 p.m.

MuniFund[3]	2:30 p.m.

New York Money Fund[4]	1:00 p.m.

[1]

Purchase orders for Select Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, purchase orders for Select Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Purchase orders for Select Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[2]

Purchase orders for Select Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[3]

Purchase orders for Select Shares of Treasury Trust Fund and MuniFund placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[4]

Purchase orders for Select Shares of California Money Fund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings.

Contact the Funds’ office at (800) 441-7450 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Financial Intermediary through procedures and requirements established by the Financial Intermediary. Beneficial ownership of Select Shares will be recorded by the Financial Intermediary and will be reflected in Account statements. The Financial Intermediary may impose minimum investment requirements for your Account. Even if the Financial Intermediary does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Financial Intermediary may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Financial Intermediary, and should be read in conjunction with this prospectus. The Funds’ officers reserve the right to vary or waive any minimum and subsequent investment requirements.

48

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Financial Intermediary and the Funds. In addition, your Financial Intermediary may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Financial Intermediary for details.

The Retail Fund is intended only for sale to beneficial owners who are natural persons. Natural persons may invest in the Retail Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day to day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Financial Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of the Retail Fund to natural persons. Financial Intermediaries are expected to promptly report to the Retail Fund the existence of any shareholder of the Retail Fund that does not qualify as a natural person of whom they are aware, promptly notify such shareholder and take steps to redeem any such shareholder’s Fund shares.

The Retail Fund reserves the right to redeem shares in any account that it cannot confirm to its satisfaction is beneficially owned by a natural person, after providing at least 60 days’ advance notice.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Select Shares may be redeemed on a Business Day through your Financial Intermediary. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

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A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempFund[1]	8:00 a.m., 12:00 p.m. and 3:00 p.m.

FedFund[2]	5:00 p.m.

T-Fund[2]	5:00 p.m.

Treasury Trust Fund[3]	2:30 p.m.

California Money Fund[4,5]	1:00 p.m.

MuniFund[4,5]	1:00 p.m.

New York Money Fund[4,5]	1:00 p.m.

[1]

Redemption orders for Select Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, redemption orders for Select Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Redemption orders for Select Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[2]

Redemption orders for Select Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[3]

Redemption orders for Select Shares of Treasury Trust Fund placed after 2:15 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[4]

Redemption orders for Select Shares of California Money Fund, MuniFund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[5]

California Money Fund, MuniFund and New York Money Fund each reserves the right to limit the amount of redemption orders that will be paid on the same day for redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemptions of Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings.

Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem Select Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Select Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Select Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Select Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information,” including if the Retail Fund cannot confirm to its satisfaction that shares are beneficially owned by a natural person. A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Under normal and stressed market conditions, each Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

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Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.

For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.

For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.

For any period during which an Institutional Fund or the Retail Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Institutional Fund’s or Retail Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund or the Retail Fund, such Government Fund’s or Retail Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for FedFund, T-Fund, Treasury Trust Fund and MuniFund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempFund, California Money Fund and New York Money Fund because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund or the Retail Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s or Retail Fund’s weekly liquid assets fall below the following thresholds:

•

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 30% of the Institutional Fund’s or Retail Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund or Retail Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

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•

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 10% of the Institutional Fund’s or Retail Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or Retail Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund or Retail Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund or the Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of an Institutional Fund or the Retail Fund. An Institutional Fund or the Retail Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, an Institutional Fund or the Retail Fund will not accept purchase or redemption orders until the Institutional Fund or Retail Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or the Retail Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund or the Retail Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, an Institutional Fund or the Retail Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund or Retail Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund or Retail Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 30% of the Institutional Fund’s or Retail Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund or the Retail Fund (www.blackrock.com/cash). In addition, the Institutional Funds and Retail Fund will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or the Retail Fund or its agent to implement, modify or remove, or to assist the Institutional Fund or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

Distribution and Shareholder Servicing Payments

Select Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Financial Intermediaries that purchase Select Shares. Each agreement will require the Financial Intermediary to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily NAV of the Select Shares held by the Financial Intermediary. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Board, the Trust will enter into agreements with Financial Intermediaries that purchase Select Shares. Each agreement will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily

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NAV of the Select Shares held by the Financial Intermediary, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund, FedFund, T-Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

California Money Fund, MuniFund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

California Money Fund, MuniFund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

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Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by California Money Fund, MuniFund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempFund, California Money Fund and New York Money Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the 1940 Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

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If any of TempFund, California Money Fund, MuniFund and/or New York Money Fund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations, provided that such interest income has been designated as such in a notice sent to shareholders not later than 60 days following the close of its taxable year. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt-interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of

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California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $5.975 trillion in investment company and other portfolio assets under management as of December 31, 2018.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempFund, California Money Fund, MuniFund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess of $3 billion.
	.195% of the next $1 billion	.195% of the next $1 billion
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess of $7 billion
.170% of amounts in excess of $8 billion.

The management fee for FedFund, T-Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund and Treasury Trust Fund and another portfolio of the Trust not offered by this prospectus (Federal Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged JPM to provide certain administrative services with respect to the Trust. Any fees payable to JPM do not affect the fees payable by the Funds to BlackRock.

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BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Select Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)

TempFund	0.18%

FedFund	0.17%

T-Fund	0.17%

Treasury Trust Fund	0.17%

California Money Fund	0.20%

MuniFund	0.20%

New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 29, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

Through February 29, 2020, the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Select Shares do not exceed 1.00% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2018, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)

TempFund	0.17%

FedFund	0.16%

T–Fund	0.16%

Treasury Trust Fund	0.16%

California Money Fund	0.00%

MuniFund	0.00%

New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2018.

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From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the lawsuit are without merit. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. The plaintiffs have until March 11, 2019 to appeal.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)) and their directors, officers and employees and of The PNC Financial Services Group, Inc. (which, through a subsidiary, has a significant economic interest in BlackRock, Inc.) and its subsidiaries (each with The PNC Financial Services Group, Inc., an “Entity” and collectively, the “Entities”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock, its Affiliates and the Entities provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Funds. BlackRock, its Affiliates and the Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. BlackRock or one or more Affiliates or Entities act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate or an Entity performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate or an Entity has developed or is trying to develop investment banking relationships or in which an Affiliate or an Entity has significant debt or equity investments or other interests. The Funds may also invest in issuances (such as structured notes) by entities for which an Affiliate or an Entity provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate or an Entity provides or may in the future provide research coverage. An Affiliate or Entity may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Entities in connection with the Funds’ portfolio investment transactions. BlackRock or one or more Affiliates or Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of BlackRock and these Affiliates or Entities are carried out

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without reference to positions held directly or indirectly by the Funds and may result in BlackRock or an Affiliate or an Entity having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which BlackRock or an Affiliate or an Entity or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock, its Affiliates or Entities may adversely impact the Funds. Transactions by one or more clients or BlackRock, its Affiliates or Entities or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to BlackRock, one or more Affiliates or Entities and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the securities lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or Entities may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of BlackRock, its Affiliates and Entities and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Select Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

The table below sets forth selected financial data for a Select Share of TempFund outstanding throughout each period presented.

	Select
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016		2015	2014
Net asset value, beginning of year	$1.0004	$1.0002	$1.00		$1.00	$1.00

Net investment income	0.0096	0.0021	0.0000	(a)	0.0002	0.0000	(a)
Net realized and unrealized gain (loss)	(0.0005)	0.0002	0.0004		0.0001	0.0001

Net increase from investment operations	0.0091	0.0023	0.0004		0.0003	0.0001

Distributions(b)
From net investment income	(0.0090)	(0.0021)	(0.0000	)(c)	(0.0002)	(0.0000	)(c)
From net realized gain	—	—	(0.0002)		(0.0001)	(0.0001)

Total distributions	(0.0090)	(0.0021)	(0.0002)		(0.0003)	(0.0001)

Net asset value, end of year	$1.0005	$1.0004	$1.0002		$1.00	$1.00

Total Return(d)
Based on net asset value	0.92%	0.23%	0.04%		0.03%	0.01%

Ratios to Average Net Assets
Total expenses	1.07%	1.08%	1.04%		1.04%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00%	0.91%	0.51%		0.22%	0.19%

Net investment income	0.96%	0.05%	0.00%		0.02%	0.01%

Supplemental Data
Net assets, end of year (000)	$1	$1	$963		$295,371	$424,555

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

61

FedFund

The table below sets forth selected financial data for a Select Share of FedFund outstanding throughout each period presented.

	Select
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0066	0.0005	0.0003		0.0001		0.0001
Net realized gain (loss)	0.0004	(0.0001)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0070	0.0004	0.0003		0.0001		0.0001

Distributions(b)
From net investment income	(0.0070)	(0.0004)	(0.0003)		(0.0001)		(0.0001)
From net realized gain	—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0070)	(0.0004)	(0.0003)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.71%	0.04%	0.04%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.06%		1.06%		1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00%	0.77%	0.34%		0.13%		0.09%

Net investment income	0.66%	0.05%	0.04%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$195,297	$340,742	$241,781		$205,658		$92,940

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

62

T-Fund

The table below sets forth selected financial data for a Select Share of T-Fund outstanding throughout each period presented.

	Select
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017		2016		2015	2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.0051		0.0002		0.0001		0.0001	0.0001
Net realized gain	0.0019		0.0000	(a)	0.0000	(a)	0.0001	0.0001

Net increase from investment operations	0.0070		0.0002		0.0001		0.0002	0.0002

Distributions(b)
From net investment income	(0.0070)		(0.0002)		(0.0001)		(0.0001)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)

Total distributions	(0.0070)		(0.0002)		(0.0001)		(0.0002)	(0.0002)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	0.70%		0.02%		0.02%		0.02%	0.02%

Ratios to Average Net Assets
Total expenses	1.04%		1.04%		1.05%		1.05%	1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00%		0.75%		0.31%		0.08%	0.06%

Net investment income	0.51%		0.02%		0.01%		0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$19,710		$75,759		$83,975		$220,861	$196,531

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

63

Treasury Trust Fund

The table sets forth selected financial data for a Select Share of Treasury Trust Fund outstanding throughout each period presented.

	Select
	Year Ended October 31,						Period from 09/28/2015(a) to 10/31/2015
(For a share outstanding throughout each period)	2018		2017		2016
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0067		0.0001		0.0002		0.0000	(b)
Net realized gain	0.0001		0.0001		0.0000	(b)	0.0000	(b)

Net increase from investment operations	0.0068		0.0002		0.0002		0.0000

Distributions(c)
From net investment income	(0.0068)		(0.0002)		(0.0002)		(0.0000	)(d)
From net realized gain	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)

Total distributions	(0.0068)		(0.0002)		(0.0002)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total Return(e)
Based on net asset value	0.68%		0.02%		0.02%		0.00	%(f)

Ratios to Average Net Assets
Total expenses	1.05%		1.05%		1.06%		1.09	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00%		0.68%		0.31%		0.06	%(g)

Net investment income	0.67%		0.01%		0.01%		0.00	%(g)

Supplemental Data
Net assets, end of period (000)	$39,675		$38,309		$79,910		$8,058

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

64

California Money Fund

There were no Select Shares of California Money Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of California Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0101	0.0053	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	0.0002	0.0012	0.0000 (a)	(0.0000	)(b)	0.0001

Net increase from investment operations	0.0103	0.0065	0.0019	0.0001		0.0002

Distributions(c)
From net investment income	(0.0101)	(0.0054)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	(0.0011)	—	—		(0.0001)

Total distributions	(0.0101)	(0.0065)	(0.0019)	(0.0001)		(0.0002)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.03%	0.65%	0.19%	0.01%		0.02%

Ratios to Average Net Assets
Total expenses	0.70%	0.74%	0.47%	0.47%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.12%	0.05%		0.08%

Net investment income	1.01%	0.53%	0.12%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$169,293	$30,459	$41,192	$227,884		$122,721

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.

65

MuniFund

The table below sets forth selected financial data for a Select Share of MuniFund outstanding throughout each period presented.

	Select
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017		2016	2015	2014
Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.0034		0.0000	(a)	0.0001	0.0002	0.0002
Net realized gain	0.0001		0.0002		0.0001	0.0001	0.0002

Net increase from investment operations	0.0035		0.0002		0.0002	0.0003	0.0004

Distributions(b)
From net investment income	(0.0035)		(0.0000	)(c)	(0.0001)	(0.0002)	(0.0002)
From net realized gain	(0.0000	)(c)	(0.0002)		(0.0001)	(0.0001)	(0.0002)

Total distributions	(0.0035)		(0.0002)		(0.0002)	(0.0003)	(0.0004)

Net asset value, end of year	$1.00		$1.00		$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.36%		0.02%		0.02%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	1.40%		1.30%		1.22%	1.21%	1.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00%		0.79%		0.24%	0.06%	0.08%

Net investment income	0.34%		0.00%		0.01%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$2,662		$2,833		$3,863	$22,769	$17,580

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

66

New York Money Fund

There were no Select Shares of New York Money Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of New York Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0113	0.0056	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	(0.0002)	0.0013	0.0015	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0111	0.0069	0.0034	0.0001		0.0001

Distributions(b)
From net investment income	(0.0111)	(0.0056)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	—	(0.0003)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—	(0.0013)	(0.0012)	—		—

Total distributions	(0.0111)	(0.0069)	(0.0034)	(0.0001)		(0.0001)

Net asset value, end of year	$1.0000	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.12%	0.69%	0.34%	0.01%		0.01%

Ratios to Average Net Assets
Total expenses	1.35%	1.00%	0.58%	0.49%		0.48%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.14%	0.09%		0.09%

Net investment income	1.13%	0.56%	0.10%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$46,066	$16,908	$17,838	$92,999		$118,278

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

67

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

68

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

◾	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

◾	securities issued by other registered investment companies that are money market funds; or

◾	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

69

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

FedFund

T-Fund

Treasury Trust Fund

California Money Fund

MuniFund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

ACCOUNTING SERVICES PROVIDER

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

70

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Select Shares	Fund Code
TempFund	0H7
FedFund	0U7
T-Fund	0N7
Treasury Trust Fund	0T7
California Money Fund	0R7
MuniFund	0K7
New York Money Fund	0R8

For other information call: (800) 441-7450 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Financial Intermediary. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) is available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-SS7-0219

FEBRUARY 28, 2019

PROSPECTUS

BlackRock Liquidity Funds  |  Select Shares

Ø	TempCash

Select: —

Ø	Federal Trust Fund

Select: —

Ø	MuniCash

Select: —

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7450 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

This Prospectus contains information you should know before investing, including information about risks.

Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information

	Key Facts About TempCash	3

	Key Facts About Federal Trust Fund	8

	Key Facts About MuniCash	12

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors

	How Each Fund Invests	17

	Investment Risks	21

Account Information	Information about account services, shareholder transactions, and distribution and other payments

	Valuation of Fund Investments and Price of Fund Shares	27

	Purchase of Shares	28

	Redemption of Shares	29

	Additional Purchase and Redemption Information	30

	Liquidity Fees and Redemption Gates	31

	Distribution and Shareholder Servicing Payments	32

	Dividends and Distributions	33

	Federal Taxes	33

	State and Local Taxes	34

Management of the Funds	Information About BlackRock

	BlackRock	35

	Conflicts of Interest	37

	Master/Feeder Structure	38

Financial Highlights	Financial Performance of the Funds	39

General Information	Certain Fund Policies	42

Glossary	Glossary of Investment Terms	43

For More Information	Funds and Service Providers	44

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares*

Management Fee	0.29%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.54%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.04%

Total Annual Fund Operating Expenses	1.18%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.18)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 35, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 35, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$357	$632	$1,416

3 - TempCash

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

◾

Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

4 - TempCash

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

◾

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempCash

Performance Information

There are currently no Select Shares of TempCash outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Select Shares would be substantially similar to Institutional Shares because Select Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Select Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Select Shares would have been lower than those of the Institutional Shares because Select Shares have higher expenses than the Institutional Shares.

The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Between October 1, 2015 and February 28, 2017, the Fund operated under a different investment policy such that it would invest only in securities that, under normal circumstances, would mature (without reference to interest rate adjustment dates), or were subject to an unconditional demand feature that was exercisable and payable, within 5 business days or less. Investors should note that the historical yield and performance information shown for this period are based on the investment policy of the Fund relating to maturity restrictions then in effect. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.56% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.01% (quarter ended September 30, 2015).

6 - TempCash

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Institutional Shares	1.98%	0.69%	0.46%

	7-Day Yield As of December 31, 2018

TempCash—Institutional Shares	2.51%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempCash

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares*

Management Fee	0.23%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.09%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.09)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 35, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 35, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$338	$592	$1,321

8 - Federal Trust Fund

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

9 - Federal Trust Fund

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Select Shares of Federal Trust Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Select Shares would be substantially similar to Dollar Shares because Select Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Select Shares and Dollar Shares have different expenses. The actual returns and seven-day yields of Select Shares would have been lower than those of the Dollar Shares because Select Shares have higher expenses than the Dollar Shares.

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.46% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2016).

10 - Federal Trust Fund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	1.45%	0.39%	0.21%

	7-Day Yield As of December 31, 2018

Federal Trust Fund—Dollar Shares	1.96%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - Federal Trust Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares*

Management Fee	0.27%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.52%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	1.14%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.14)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 35, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 35, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$348	$614	$1,374

12 - MuniCash

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

13 - MuniCash

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

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Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

14 - MuniCash

Performance Information

There are currently no Select Shares of MuniCash outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Select Shares would be substantially similar to Dollar Shares because Select Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Select Shares and Dollar Shares have different expenses. The actual returns and seven-day yields of Select Shares would have been lower than those of the Dollar Shares because Select Shares have higher expenses than the Dollar Shares.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.42% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2016).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	1.11%	0.35%	0.21%

	7-Day Yield As of December 31, 2018

MuniCash—Dollar Shares	1.31%

15 - MuniCash

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

16 - MuniCash

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempCash and MuniCash, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”), and Federal Trust Fund, a government money market fund under Rule 2a-7 (the “Government Fund,” and collectively with the Institutional Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

◾

Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 43.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

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No Fund (other than MuniCash) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 43.

◾	The Government Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

◾

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates. The Board has chosen not to subject the Government Fund to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets. If the Board changes this policy with respect to liquidity fees or redemption gates, such change would become effective only after shareholders are provided with advance notice of the change.

Investment Objectives

Fund	Investment Objective
TempCash	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

Federal Trust Fund	The Fund seeks current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

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Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

◾

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

◾	a security that is issued or guaranteed by a person with such ratings;

◾	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

◾	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

◾	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

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Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempCash.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers.

Funding Agreements.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. and foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Interest paid on private activity bonds will be exempt from regular federal income tax. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

Repurchase Agreements.  TempCash.  The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For the Fund, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that the Fund could not hold directly without the repurchase obligation.

The Fund may transfer uninvested cash balances into a single joint account at the Fund’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

19

Stand-by Commitments.  MuniCash.  The Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued, Delayed Delivery and Forward Commitment Transactions.  All Funds.  Each Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. Each Fund expects that commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase securities on a when-issued, delayed delivery or forward commitment basis for speculative purposes but only in furtherance of its investment objective. No Fund receives income from securities purchased on a when-issued, delayed delivery or forward commitment basis prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid Investments.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Municipal Obligations.  TempCash.  The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Restricted Securities.  TempCash and MuniCash.  Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

Reverse Repurchase Agreements.  TempCash.  The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

20

Securities Lending.  TempCash.  The Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempCash and MuniCash:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to Federal Trust Fund:

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Industry Risk.  TempCash.  Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Exposure Risk.  TempCash and MuniCash.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

21

Income Risk.  All Funds.  The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempCash and MuniCash.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash.   Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

22

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniCash.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Prepayment Risk.  TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

23

Repurchase Agreements Risk.  TempCash.  If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  Federal Trust Fund.  The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

Taxability Risk.  MuniCash.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund.  In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

Treasury Obligations Risk.  All Funds.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

U.S. Government Obligations Risk.  All Funds.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk.  All Funds.  When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

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Cyber Security Risk.  All Funds.  Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Expense Risk.   All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Investments Risk.  All Funds.  The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Municipal Securities Risks.  TempCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations

25

and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Restricted Securities Risk.  TempCash and MuniCash.  Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

Reverse Repurchase Agreements Risk.  TempCash.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempCash.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempCash and MuniCash.  The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate the NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by JPMorgan Chase Bank, N.A. (“JPM”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The value of each security used in computing the NAV of a Fund’s shares is determined as of such times.

In computing the NAV, the Government Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of Federal Trust Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of MuniCash and TempCash normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 18, May 24, July 3, November 29, December 24 and December 31, 2019. The NYSE will close early on July 3, November 29 and December 24, 2019.

27

See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800)  441-7450.

Purchase of Shares

Select Shares may be purchased through an Account you maintain with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). Purchase orders for shares are accepted only on Business Days. For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Select Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Select Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred by a Fund or its service providers, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Select Shares.

Fund	Deadline (Eastern time)

TempCash[1]	3:00 p.m.

Federal Trust Fund[2]	2:30 p.m.

MuniCash[2]	2:30 p.m.

[1]

Purchase orders for Select Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[2]

Purchase orders for Select Shares of Federal Trust Fund and MuniCash placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

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Orders received after the applicable deadline for any Fund on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings.

Contact the Funds’ office at (800) 441-7450 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Financial Intermediary through procedures and requirements established by the Financial Intermediary. Beneficial ownership of Select Shares will be recorded by the Financial Intermediary and will be reflected in Account statements. The Financial Intermediary may impose minimum investment requirements for your Account. Even if the Financial Intermediary does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Financial Intermediary may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Financial Intermediary, and should be read in conjunction with this prospectus. The Funds’ officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Financial Intermediary and the Funds. In addition, your Financial Intermediary may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Financial Intermediary for details.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Select Shares may be redeemed on a Business Day through your Financial Intermediary. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

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A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempCash[1]	3:00 p.m.

Federal Trust Fund[2]	2:30 p.m.

MuniCash[3,4]	1:00 p.m.

[1]

Redemption orders for Select Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[2]

Redemption orders for Select Shares of Federal Trust Fund placed after 2:15 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[3]

Redemption orders for Select Shares of MuniCash placed after 12:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[4]	MuniCash reserves the right to limit the amount of redemption orders that will be paid on the same day for redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Typically, the deadline for redemption of Federal Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem Select Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Select Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Select Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Select Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Under normal and stressed market conditions, each Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.

For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

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d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.

For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.

For any period during which an Institutional Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Institutional Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund, such Government Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for Federal Trust Fund because the Fund seeks to maintain a stable NAV of $1.00 per share and generally the Fund’s shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempCash and MuniCash because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an Account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s weekly liquid assets fall below the following thresholds:

◾

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

◾

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 10% of the Institutional Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of an Institutional Fund. An Institutional Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, an Institutional Fund will not accept purchase or redemption orders until the Institutional Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

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Under certain circumstances, an Institutional Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund (www.blackrock.com/cash). In addition, the Institutional Funds will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or its agent to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

Distribution and Shareholder Servicing Payments

Select Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Financial Intermediaries that purchase Select Shares. Each agreement will require the Financial Intermediary to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily NAV of the Select Shares held by the Financial Intermediary. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Board, the Trust will enter into agreements with Financial Intermediaries that purchase Select Shares. Each agreement will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily NAV of the Select Shares held by the Financial Intermediary, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

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Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash and Federal Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Fund will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor

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will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempCash and MuniCash offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the 1940 Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If either of TempCash and/or MuniCash imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt-interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $5.975 trillion in investment company and other portfolio assets under management as of December 31, 2018.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempCash and MuniCash pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess
of $7 billion.

The management fee for Federal Trust Fund is equal to Calculation A plus Calculation B as follows:

Federal Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund and three other portfolios of the Trust not offered by this prospectus (FedFund, T-Fund and Treasury Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged JPM to provide certain administrative services with respect to the Trust. Any fees payable to JPM do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of

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the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Select Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)

TempCash	0.18%

Federal Trust Fund	0.17%

MuniCash	0.20%

[1]

The contractual caps are in effect through February 29, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

Through February 29, 2020, the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Select Shares do not exceed 1.00% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2018, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)

TempCash	0.14%

Federal Trust Fund	0.16%

MuniCash	0.18%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2018.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation.

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In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the lawsuit are without merit. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. The plaintiffs have until March 11, 2019 to appeal.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)) and their directors, officers and employees and of The PNC Financial Services Group, Inc. (which, through a subsidiary, has a significant economic interest in BlackRock, Inc.) and its subsidiaries (each with The PNC Financial Services Group, Inc., an “Entity” and collectively, the “Entities”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock, its Affiliates and the Entities provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Funds. BlackRock, its Affiliates and the Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. BlackRock or one or more Affiliates or Entities act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate or an Entity performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate or an Entity has developed or is trying to develop investment banking relationships or in which an Affiliate or an Entity has significant debt or equity investments or other interests. The Funds may also invest in issuances (such as structured notes) by entities for which an Affiliate or an Entity provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate or an Entity provides or may in the future provide research coverage. An Affiliate or Entity may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Entities in connection with the Funds’ portfolio investment transactions. BlackRock or one or more Affiliates or Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of BlackRock and these Affiliates or Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in BlackRock or an Affiliate or an Entity having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which BlackRock or an Affiliate or an Entity or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock, its Affiliates or Entities may adversely impact the Funds. Transactions by one or more clients or BlackRock, its Affiliates or Entities or their directors, officers or employees, may have the effect of diluting or otherwise

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disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to BlackRock, one or more Affiliates or Entities and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the securities lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or Entities may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of BlackRock, its Affiliates and Entities and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Select Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempCash

There were no Select Shares of TempCash outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of TempCash outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0002	$1.0000	$1.00	$1.00	$1.00

Net investment income	0.0188	0.0108	0.0027	0.0006	0.0004
Net realized and unrealized gain (loss)	(0.0010)	(0.0022)	0.0002	0.0002	0.0002

Net increase from investment operations	0.0178	0.0086	0.0029	0.0008	0.0006

Distributions(a)
From net investment income	(0.0177)	(0.0084)	(0.0027)	(0.0006)	(0.0004)
From net realized gain	—	—	(0.0002)	(0.0002)	(0.0002)

Total distributions	(0.0177)	(0.0084)	(0.0029)	(0.0008)	(0.0006)

Net asset value, end of year	$1.0003	$1.0002	$1.0000	$1.00	$1.00

Total Return(b)
Based on net asset value	1.79%	0.87%	0.29%	0.08%	0.06%

Ratios to Average Net Assets
Total expenses	0.33%	0.39%	0.39%	0.35%	0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.18%	0.13%	0.18%	0.18%

Net investment income	1.88%	1.08%	0.26%	0.06%	0.05%

Supplemental Data
Net assets, end of year (000)	$4,875,313	$1,713,352	$72,311	$1,142,790	$1,489,543

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

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Federal Trust Fund

There were no Select Shares of Federal Trust Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of Federal Trust Fund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017		2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0116	0.0035		0.0000	(a)	0.0001		0.0001
Net realized gain	0.0009	0.0001		0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0125	0.0036		0.0000		0.0001		0.0001

Distributions(b)
From net investment income	(0.0125)	(0.0036)		(0.0000	)(c)	(0.0001)		(0.0001)
From net realized gain	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0125)	(0.0036)		(0.0000)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.26%	0.36%		0.00%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.49%	0.49%		0.52%		0.58%		0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%	0.42%		0.38%		0.08%		0.07%

Net investment income	1.16%	0.35%		0.00%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$13,751	$133,962		$242,959		$2,105		$3,683

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

40

MuniCash

There were no Select Shares of MuniCash outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017	2016		2015		2014
Net asset value, beginning of year	$1.0003		$1.0001	$1.00		$1.00		$1.00

Net investment income	0.0087		0.0033	0.0006		0.0001		0.0001
Net realized and unrealized gain	0.0000	(a)	0.0002	0.0013		0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0087		0.0035	0.0019		0.0001		0.0001

Distributions(b)
From net investment income	(0.0087)		(0.0033)	(0.0006)		(0.0001)		(0.0001)
From net realized gain	(0.0002)		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—		—	(0.0012)		—		—

Total distributions	(0.0089)		(0.0033)	(0.0018)		(0.0001)		(0.0001)

Net asset value, end of year	$1.0001		$1.0003	$1.0001		$1.00		$1.00

Total Return(d)
Based on net asset value	0.88	%(e)	0.35%	0.19%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.54%		0.56%	0.63	%(f)	0.74%		0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%		0.45%	0.30%		0.13%		0.17%

Net investment income	0.87%		0.33%	0.05%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$1,893		$1,623	$1,802		$2,045		$3,513

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for the Dollar class would have been 0.63%.

41

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

42

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

◾	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

◾	securities issued by other registered investment companies that are money market funds; or

◾	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

43

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

Federal Trust Fund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

ACCOUNTING SERVICES PROVIDER

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

44

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How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Select Shares
TempCash
Federal Trust Fund
MuniCash

For other information call: (800) 441-7450 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Financial Intermediary. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) is available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-SS3-0219

FEBRUARY 28, 2019

PROSPECTUS

BlackRock Liquidity Funds  |  Premier Shares

➢	TempFund

Premier: BFPXX

➢	FedFund

Premier: BUPXX

➢	T-Fund

Premier: BEMXX

➢	California Money Fund

Premier: BLBXX

➢	MuniFund

Premier: BLSXX

➢	New York Money Fund

Premier: BNBXX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7450 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About FedFund	8
	Key Facts About T-Fund	12
	Key Facts About California Money Fund	16
	Key Facts About MuniFund	22
	Key Facts About New York Money Fund	27

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	33
	Investment Risks	37

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	44
	Purchase of Shares	45
	Redemption of Shares	47
	Additional Purchase and Redemption Information	48
	Liquidity Fees and Redemption Gates	49
	Distribution and Shareholder Servicing Payments	50
	Dividends and Distributions	50
	Federal Taxes	51
	State and Local Taxes	52

Management of the Funds	Information About BlackRock
	BlackRock	54
	Conflicts of Interest	56
	Master/Feeder Structure	57

Financial Highlights	Financial Performance of the Funds	58

General Information	Certain Fund Policies	64

Glossary	Glossary of Investment Terms	65

For More Information	Funds and Service Providers	66

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.21%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.82%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.14)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$248	$441	$1,001

3 - TempFund

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

4 - TempFund

◾

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

◾

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempFund

Performance Information

There are currently no Premier Shares of TempFund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Premier Shares would be substantially similar to Dollar Shares because Premier Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Premier Shares and Dollar Shares have different expenses. The actual returns and seven-day yields of Premier Shares would have been lower than those of the Dollar Shares because Premier Shares have higher expenses than the Dollar Shares.

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.60% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

6 - TempFund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Dollar Shares	1.81%	0.59%	0.33%

	7-Day Yield As of December 31, 2018

TempFund—Dollar Shares	2.27%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund at multiple times each day on which the New York Stock Exchange is open. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). The Fund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms. Orders must be received by the Fund prior to the next NAV cut-off time to receive that NAV. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempFund

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.18%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.79%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.11)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$241	$428	$968

8 - FedFund

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

9 - FedFund

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Premier Shares of FedFund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Premier Shares would be substantially similar to Dollar Shares because Premier Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Premier Shares and Dollar Shares have different expenses. The actual returns and seven-day yields of Premier Shares would have been lower than those of the Dollar Shares because Premier Shares have higher expenses than the Dollar Shares.

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.49% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2016).

10 - FedFund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Dollar Shares	1.50%	0.42%	0.22%

	7-Day Yield As of December 31, 2018

FedFund—Dollar Shares	2.06%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.18%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.79%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.11)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$241	$428	$968

12 - T-Fund

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

13 - T-Fund

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Premier Shares of T-Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Premier Shares would be substantially similar to Dollar Shares because Premier Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Premier Shares and Dollar Shares have different expenses. The actual returns and seven-day yields of Premier Shares would have been lower than those of the Dollar Shares because Premier Shares have higher expenses than the Dollar Shares.

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.47% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2016).

14 - T-Fund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Dollar Shares	1.47%	0.40%	0.21%

	7-Day Yield As of December 31, 2018

T-Fund—Dollar Shares	2.07%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

15 - T-Fund

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.82%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.32%

Total Annual Fund Operating Expenses	1.30%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.62)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$351	$653	$1,513

16 - California Money Fund

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

17 - California Money Fund

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

18 - California Money Fund

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Premier Shares of California Money Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Premier Shares would be substantially similar to Institutional Shares because Premier Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Premier Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Premier Shares would have been lower than those of the Institutional Shares because Premier Shares have higher expenses than the Institutional Shares.

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

19 - California Money Fund

California Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.31% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Institutional Shares	1.09%	0.42%	0.28%

	7-Day Yield As of December 31, 2018

California Money Fund—Institutional Shares	1.22%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

20 - California Money Fund

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

21 - California Money Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.70%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.20%

Total Annual Fund Operating Expenses	1.15%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.47)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$319	$588	$1,356

22 - MuniFund

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

23 - MuniFund

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

24 - MuniFund

Performance Information

There are currently no Premier Shares of MuniFund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Premier Shares would be substantially similar to Dollar Shares because Premier Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Premier Shares and Dollar Shares have different expenses. The actual returns and seven-day yields of Premier Shares would have been lower than those of the Dollar Shares because Premier Shares have higher expenses than the Dollar Shares.

The information shows you how MuniFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.31% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2016).

25 - MuniFund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Dollar Shares	1.01%	0.32%	0.19%

	7-Day Yield As of December 31, 2018

MuniFund—Dollar Shares	1.32%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

The Fund is a retail money market fund and is intended only for sale to beneficial owners who are natural persons.

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

MuniFund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniFund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

26 - MuniFund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	0.10%

Other Expenses	1.46%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.96%

Total Annual Fund Operating Expenses	1.94%
Fee Waivers and/or Expense Reimbursements[1,2]	(1.26)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$487	$930	$2,162

27 - New York Money Fund

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

28 - New York Money Fund

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax,

29 - New York Money Fund

or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Premier Shares of New York Money Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Premier Shares would be substantially similar to Institutional Shares because Premier Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Premier Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Premier Shares would have been lower than those of the Institutional Shares because Premier Shares have higher expenses than the Institutional Shares.

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

30 - New York Money Fund

New York Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.36% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Institutional Shares	1.22%	0.48%	0.32%

	7-Day Yield As of December 31, 2018

New York Money Fund—Institutional Shares	1.51%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

31 - New York Money Fund

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

32 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempFund, California Money Fund and New York Money Fund, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”); FedFund and T-Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund”); and MuniFund, a retail money market fund under Rule 2a-7 (the “Retail Fund,” and collectively with the Institutional Funds and the Government Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

◾

Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 65.

◾

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

◾

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

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No Fund (other than California Money Fund, MuniFund and New York Money Fund) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 65.

◾	Each Government Fund and the Retail Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

◾

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund or the Retail Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund or the Retail Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates. The Board has chosen not to subject the Government Funds to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets. If the Board changes this policy with respect to liquidity fees or redemption gates, such change would become effective only after shareholders are provided with advance notice of the change.

Investment Objectives

Fund	Investment Objective

TempFund	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

FedFund	Each Fund seeks current income as is consistent with liquidity and stability of principal.
T-Fund

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Fund	Investment Objective

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

◾

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

◾	a security that is issued or guaranteed by a person with such ratings;

◾	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

◾	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

◾	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

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Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

TempFund, California Money Fund, MuniFund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, except that the Fund may only invest up to 5% of its assets in non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. and foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”).

Municipal Obligations.  California Money Fund, MuniFund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Interest paid on

35

private activity bonds will be exempt from regular federal income tax. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund could not hold directly without the repurchase obligation.

The Funds may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  California Money Fund, MuniFund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued, Delayed Delivery and Forward Commitment Transactions.  All Funds.  Each Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. Each Fund expects that commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase securities on a when-issued, delayed delivery or forward commitment basis for speculative purposes but only in furtherance of its investment objective. No Fund receives income from securities purchased on a when-issued, delayed delivery or forward commitment basis prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid Investments.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value.

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Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Municipal Obligations.  TempFund.  The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Restricted Securities.  TempFund, California Money Fund, MuniFund and New York Money Fund.  Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

Reverse Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempFund, California Money Fund and New York Money Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to FedFund and T-Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to MuniFund:

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a description of certain risks of investing in the Funds.

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Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund, California Money Fund, MuniFund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempFund, California Money Fund, MuniFund and New York Money Fund.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund.   Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term

38

floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  California Money Fund, MuniFund and New York Money Fund.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  California Money Fund, MuniFund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the

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issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  The Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  FedFund, T-Fund and MuniFund.  The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

State Specific Risk.  California Money Fund and New York Money Fund.  Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; actions taken by the federal government, including federal policies related to trade, healthcare and immigration, as well as other actions of the federal government, including audits, disallowances and other changes in aid levels; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax reductions or increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; and any reduction in the creditworthiness of issuers of California municipal securities.

In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 12, 2019, Moody’s Investors Service, Inc., S&P Global Ratings and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “AA-,” respectively.

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For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments, which may adversely affect bonus income and capital gains realizations; the effect of household debt on consumer spending and New York State tax collections; and the outcome of litigation and other claims affecting New York State.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. As of February 12, 2019, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by S&P Global Ratings and “AA” by Fitch Ratings, Inc. As of February 12, 2019, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by S&P Global Ratings and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  California Money Fund, MuniFund and New York Money Fund.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Treasury Obligations Risk.  All Funds.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

U.S. Government Obligations Risk.  TempFund, FedFund, T-Fund, California Money Fund, MuniFund and New York Money Fund.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk.  All Funds.  When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There

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also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Cyber Security Risk.  All Funds.  Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Investments Risk.  All Funds.  The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Municipal Securities Risks.  TempFund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

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Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Restricted Securities Risk.  TempFund, California Money Fund, MuniFund and New York Money Fund.  Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

Reverse Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempFund, California Money Fund and New York Money Fund.  The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate the NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by JPMorgan Chase Bank, N.A. (“JPM”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The value of each security used in computing the NAV of a Fund’s shares is determined as of such times.

In computing the NAV, each Government Fund and the Retail Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of TempFund is determined on each Business Day as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time).

The NAV of MuniFund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of California Money Fund and New York Money Fund normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The NAV of FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 18, May 24, July 3, November 29, December 24 and December 31, 2019. The NYSE will close early on July 3, November 29 and December 24, 2019.

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See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Premier Shares may be purchased through an Account you maintain with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). Purchase orders for shares are accepted only on Business Days. For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund (other than TempFund) may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Premier Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

Please note that TempFund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Premier Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred by a Fund or its service providers, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Premier Shares.

Fund	Deadline (Eastern time)

TempFund[1]	8:00 a.m., 12:00 p.m. and 3:00 p.m.

FedFund[2]	5:00 p.m.

T-Fund[2]	5:00 p.m.

California Money Fund[3]	1:00 p.m.

MuniFund[4]	2:30 p.m.

New York Money Fund[3]	1:00 p.m.

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[1]

Purchase orders for Premier Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, purchase orders for Premier Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Purchase orders for Premier Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[2]

Purchase orders for Premier Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[3]

Purchase orders for Premier Shares of California Money Fund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[4]

Purchase orders for Premier Shares of MuniFund placed after 2:15 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day.

Contact the Funds’ office at (800) 441-7450 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Financial Intermediary through procedures and requirements established by the Financial Intermediary. Beneficial ownership of Premier Shares will be recorded by the Financial Intermediary and will be reflected in Account statements. The Financial Intermediary may impose minimum investment requirements for your Account. Even if the Financial Intermediary does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Financial Intermediary may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Financial Intermediary, and should be read in conjunction with this prospectus. The Funds’ officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Financial Intermediary and the Funds. In addition, your Financial Intermediary may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Financial Intermediary for details.

The Retail Fund is intended only for sale to beneficial owners who are natural persons. Natural persons may invest in the Retail Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day to day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Financial Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of the Retail Fund to natural persons. Financial Intermediaries are expected to promptly report to the Retail Fund the existence of any shareholder of the Retail Fund that does not qualify as a natural person of whom they are aware, promptly notify such shareholder and take steps to redeem any such shareholder’s Fund shares.

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The Retail Fund reserves the right to redeem shares in any account that it cannot confirm to its satisfaction is beneficially owned by a natural person, after providing at least 60 days’ advance notice.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Premier Shares may be redeemed on a Business Day through your Financial Intermediary. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempFund[1]	8:00 a.m., 12:00 p.m. and 3:00 p.m.

FedFund[2]	5:00 p.m.

T-Fund[2]	5:00 p.m.

California Money Fund[3,4]	1:00 p.m.

MuniFund[3,4]	1:00 p.m.

New York Money Fund[3,4]	1:00 p.m.

[1]

Redemption orders for Premier Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, redemption orders for Premier Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Redemption orders for Premier Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

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[2]

Redemption orders for Premier Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[3]

Redemption orders for Premier Shares of California Money Fund, MuniFund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[4]

California Money Fund, MuniFund and New York Money Fund each reserves the right to limit the amount of redemption orders that will be paid on the same day for redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem Premier Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Premier Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Premier Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Premier Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information,” including if the Retail Fund cannot confirm to its satisfaction that shares are beneficially owned by a natural person. A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Under normal and stressed market conditions, each Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.

For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.

For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.

For any period during which an Institutional Fund or the Retail Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Institutional Fund’s or Retail Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

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If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund or the Retail Fund, such Government Fund’s or Retail Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for FedFund, T-Fund and MuniFund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempFund, California Money Fund and New York Money Fund because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund or the Retail Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s or Retail Fund’s weekly liquid assets fall below the following thresholds:

◾

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 30% of the Institutional Fund’s or Retail Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund or Retail Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

◾

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 10% of the Institutional Fund’s or Retail Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or Retail Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund or Retail Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund or the Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of an Institutional Fund or the Retail Fund. An Institutional Fund or the Retail Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, an Institutional Fund or the Retail Fund will not accept purchase or redemption orders until the Institutional Fund or Retail Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or the Retail Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund or the Retail Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, an Institutional Fund or the Retail Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund or Retail Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund or Retail Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed

49

(which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 30% of the Institutional Fund’s or Retail Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund or the Retail Fund (www.blackrock.com/cash). In addition, the Institutional Funds and Retail Fund will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or the Retail Fund or its agent to implement, modify or remove, or to assist the Institutional Fund or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

Distribution and Shareholder Servicing Payments

Premier Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Financial Intermediaries that purchase Premier Shares. Each agreement will require the Financial Intermediary to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily NAV of the Premier Shares held by the Financial Intermediary. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Board, the Trust will enter into agreements with Financial Intermediaries that purchase Premier Shares. Each agreement will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily NAV of the Premier Shares held by the Financial Intermediary, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

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Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund, FedFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

California Money Fund, MuniFund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

California Money Fund, MuniFund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by California Money Fund, MuniFund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign

51

financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempFund, California Money Fund and New York Money Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the 1940 Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If any of TempFund, California Money Fund, MuniFund and/or New York Money Fund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the

52

provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations, provided that such interest income has been designated as such in a notice sent to shareholders not later than 60 days following the close of its taxable year. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt-interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $5.975 trillion in investment company and other portfolio assets under management as of December 31, 2018.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempFund, California Money Fund, MuniFund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess	of $7 billion
of $8 billion.

The management fee for FedFund and T-Fund is equal to Calculation A plus Calculation B as follows:

FedFund and T-Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund and two other portfolios of the Trust not offered by this prospectus (Federal Trust Fund and Treasury Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged JPM to provide certain administrative services with respect to the Trust. Any fees payable to JPM do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

54

other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Premier Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)

TempFund	0.18%

FedFund	0.17%

T-Fund	0.17%

California Money Fund	0.20%

MuniFund	0.20%

New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 29, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

Through February 29, 2020, the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Premier Shares do not exceed 0.68% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2018, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)

TempFund	0.17%

FedFund	0.16%

T–Fund	0.16%

California Money Fund	0.00%

MuniFund	0.00%

New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2018.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

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BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the lawsuit are without merit. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. The plaintiffs have until March 11, 2019 to appeal.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)) and their directors, officers and employees and of The PNC Financial Services Group, Inc. (which, through a subsidiary, has a significant economic interest in BlackRock, Inc.) and its subsidiaries (each with The PNC Financial Services Group, Inc., an “Entity” and collectively, the “Entities”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock, its Affiliates and the Entities provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Funds. BlackRock, its Affiliates and the Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. BlackRock or one or more Affiliates or Entities act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate or an Entity performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate or an Entity has developed or is trying to develop investment banking relationships or in which an Affiliate or an Entity has significant debt or equity investments or other interests. The Funds may also invest in issuances (such as structured notes) by entities for which an Affiliate or an Entity provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate or an Entity provides or may in the future provide research coverage. An Affiliate or Entity may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Entities in connection with the Funds’ portfolio investment transactions. BlackRock or one or more Affiliates or Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of BlackRock and these Affiliates or Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in BlackRock or an Affiliate or an Entity having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

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In addition, the Funds may, from time to time, enter into transactions in which BlackRock or an Affiliate or an Entity or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock, its Affiliates or Entities may adversely impact the Funds. Transactions by one or more clients or BlackRock, its Affiliates or Entities or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to BlackRock, one or more Affiliates or Entities and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the securities lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or Entities may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of BlackRock, its Affiliates and Entities and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Premier Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

There were no Premier Shares of TempFund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of TempFund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0004	$1.0002	$1.00	$1.00	$1.00

Net investment income	0.0151	0.0075	0.0013	0.0002	0.0002
Net realized and unrealized gain	0.0002	0.0002	0.0004	0.0001	0.0001

Net increase from investment operations	0.0153	0.0077	0.0017	0.0003	0.0003

Distributions(a)
From net investment income	(0.0153)	(0.0075)	(0.0013)	(0.0002)	(0.0002)
From net realized gain	—	—	(0.0002)	(0.0001)	(0.0001)

Total distributions	(0.0153)	(0.0075)	(0.0015)	(0.0003)	(0.0003)

Net asset value, end of year	$1.0004	$1.0004	$1.0002	$1.00	$1.00

Total Return(b)
Based on net asset value	1.54%	0.77%	0.17%	0.03%	0.03%

Ratios to Average Net Assets
Total expenses	0.47%	0.47%	0.44%	0.44%	0.44%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.43%	0.43%	0.42%	0.22%	0.18%

Net investment income	1.51%	0.78%	0.13%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$80,471	$86,362	$91,943	$1,511,529	$2,673,968

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

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FedFund

There were no Premier Shares of FedFund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of FedFund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0129	0.0039	0.0004		0.0002		0.0001
Net realized gain (loss)	(0.0001)	0.0002	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0128	0.0041	0.0004		0.0002		0.0001

Distributions(b)
From net investment income	(0.0128)	(0.0041)	(0.0004)		(0.0002)		(0.0001)
From net realized gain	—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0128)	(0.0041)	(0.0004)		(0.0002)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.29%	0.41%	0.04%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.44%	0.44%	0.46%		0.46%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%	0.40%	0.34%		0.13%		0.09%

Net investment income	1.29%	0.39%	0.04%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$1,776,032	$1,714,598	$2,029,496		$917,631		$748,382

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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T-Fund

There were no Premier Shares of T-Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of T-Fund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017		2016		2015	2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.0123		0.0035		0.0001		0.0001	0.0001
Net realized gain	0.0004		0.0002		0.0000	(a)	0.0001	0.0001

Net increase from investment operations	0.0127		0.0037		0.0001		0.0002	0.0002

Distributions(b)
From net investment income	(0.0127)		(0.0037)		(0.0001)		(0.0001)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)

Total distributions	(0.0127)		(0.0037)		(0.0001)		(0.0002)	(0.0002)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	1.28%		0.38%		0.02%		0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.44%		0.44%		0.45%		0.45%	0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%		0.42%		0.34%		0.08%	0.06%

Net investment income	1.23%		0.35%		0.02%		0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$1,230,374		$2,927,646		$3,807,290		$988,153	$755,491

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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California Money Fund

There were no Premier Shares of California Money Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of California Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0101	0.0053	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	0.0002	0.0012	0.0000 (a)	(0.0000	)(b)	0.0001

Net increase from investment operations	0.0103	0.0065	0.0019	0.0001		0.0002

Distributions(c)
From net investment income	(0.0101)	(0.0054)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	(0.0011)	—	—		(0.0001)

Total distributions	(0.0101)	(0.0065)	(0.0019)	(0.0001)		(0.0002)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.03%	0.65%	0.19%	0.01%		0.02%

Ratios to Average Net Assets
Total expenses	0.70%	0.74%	0.47%	0.47%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.12%	0.05%		0.08%

Net investment income	1.01%	0.53%	0.12%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$169,293	$30,459	$41,192	$227,884		$122,721

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.

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MuniFund

There were no Premier Shares of MuniFund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of MuniFund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017	2016	2015	2014
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0090		0.0035	0.0006	0.0002	0.0002
Net realized gain	0.0000	(a)	0.0002	0.0001	0.0001	0.0002

Net increase from investment operations	0.0090		0.0037	0.0007	0.0003	0.0004

Distributions(b)
From net investment income	(0.0090)		(0.0035)	(0.0006)	(0.0002)	(0.0002)
From net realized gain	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)	(0.0002)

Total distributions	(0.0090)		(0.0037)	(0.0007)	(0.0003)	(0.0004)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.91%		0.36%	0.07%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	0.80%		0.70%	0.63%	0.61%	0.61%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%		0.45%	0.22%	0.06%	0.08%

Net investment income	0.90%		0.35%	0.03%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$4,462		$4,592	$5,724	$41,554	$49,420

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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New York Money Fund

There were no Premier Shares of New York Money Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of New York Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0113	0.0056	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	(0.0002)	0.0013	0.0015	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0111	0.0069	0.0034	0.0001		0.0001

Distributions(b)
From net investment income	(0.0111)	(0.0056)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	—	(0.0003)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—	(0.0013)	(0.0012)	—		—

Total distributions	(0.0111)	(0.0069)	(0.0034)	(0.0001)		(0.0001)

Net asset value, end of year	$1.0000	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.12%	0.69%	0.34%	0.01%		0.01%

Ratios to Average Net Assets
Total expenses	1.35%	1.00%	0.58%	0.49%		0.48%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.14%	0.09%		0.09%

Net investment income	1.13%	0.56%	0.10%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$46,066	$16,908	$17,838	$92,999		$118,278

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

◾	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

◾	securities issued by other registered investment companies that are money market funds; or

◾	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

65

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

FedFund

T-Fund

California Money Fund

MuniFund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

ACCOUNTING SERVICES PROVIDER

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

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How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Premier Shares	Fund Code
TempFund	226
FedFund	136
T-Fund	236
California Money Fund	156
MuniFund	266
New York Money Fund	166

For other information call: (800) 441-7450 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Financial Intermediary. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) is available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PS6-0219

FEBRUARY 28, 2019

PROSPECTUS

BlackRock Liquidity Funds  |  Premier Shares

➢	TempCash

Premier: —

➢	Federal Trust Fund

Premier: —

➢	Treasury Trust Fund

Premier: —

➢	MuniCash

Premier: —

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7450 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempCash	3
	Key Facts About Federal Trust Fund	8
	Key Facts About Treasury Trust Fund	12
	Key Facts About MuniCash	16

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	21
	Investment Risks	25

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Valuation of Fund Investments and Price of Fund Shares	31
	Purchase of Shares	32
	Redemption of Shares	33
	Additional Purchase and Redemption Information	34
	Liquidity Fees and Redemption Gates	35
	Distribution and Shareholder Servicing Payments	36
	Dividends and Distributions	37
	Federal Taxes	37
	State and Local Taxes	38

Management of the Funds	Information About BlackRock
	BlackRock	40
	Conflicts of Interest	42
	Master/Feeder Structure	43

Financial Highlights	Financial Performance of the Funds	44

General Information	Certain Fund Policies	48

Glossary	Glossary of Investment Terms	49

For More Information	Funds and Service Providers	50

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.29%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.54%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.04%

Total Annual Fund Operating Expenses	0.93%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.25)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 40, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 40, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$271	$490	$1,120

3 - TempCash

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

◾

Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

4 - TempCash

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

◾

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempCash

Performance Information

There are currently no Premier Shares of TempCash outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Premier Shares would be substantially similar to Institutional Shares because Premier Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Premier Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Premier Shares would have been lower than those of the Institutional Shares because Premier Shares have higher expenses than the Institutional Shares.

The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Between October 1, 2015 and February 28, 2017, the Fund operated under a different investment policy such that it would invest only in securities that, under normal circumstances, would mature (without reference to interest rate adjustment dates), or were subject to an unconditional demand feature that was exercisable and payable, within 5 business days or less. Investors should note that the historical yield and performance information shown for this period are based on the investment policy of the Fund relating to maturity restrictions then in effect. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.56% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.01% (quarter ended September 30, 2015).

6 - TempCash

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Institutional Shares	1.98%	0.69%	0.46%

	7-Day Yield As of December 31, 2018

TempCash—Institutional Shares	2.51%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempCash

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.23%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.84%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 40, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 40, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$252	$450	$1,022

8 - Federal Trust Fund

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

9 - Federal Trust Fund

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Premier Shares of Federal Trust Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Premier Shares would be substantially similar to Dollar Shares because Premier Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Premier Shares and Dollar Shares have different expenses. The actual returns and seven-day yields of Premier Shares would have been lower than those of the Dollar Shares because Premier Shares have higher expenses than the Dollar Shares.

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.46% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2016).

10 - Federal Trust Fund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	1.45%	0.39%	0.21%

	7-Day Yield As of December 31, 2018

Federal Trust Fund—Dollar Shares	1.96%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.19%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.80%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.12)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 40, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 40, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$243	$432	$979

12 - Treasury Trust Fund

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

13 - Treasury Trust Fund

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Premier Shares of Treasury Trust Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Premier Shares would be substantially similar to Dollar Shares because Premier Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Premier Shares and Dollar Shares have different expenses. The actual returns and seven-day yields of Premier Shares would have been lower than those of the Dollar Shares because Premier Shares have higher expenses than the Dollar Shares.

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2016).

14 - Treasury Trust Fund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Dollar Shares	1.53%	0.40%	0.21%

	7-Day Yield As of December 31, 2018

Treasury Trust Fund—Dollar Shares	1.97%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

15 - Treasury Trust Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.27%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.52%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.89%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.21)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 40, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 40, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$263	$472	$1,077

16 - MuniCash

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

17 - MuniCash

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

18 - MuniCash

Performance Information

There are currently no Premier Shares of MuniCash outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Premier Shares would be substantially similar to Dollar Shares because Premier Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Premier Shares and Dollar Shares have different expenses. The actual returns and seven-day yields of Premier Shares would have been lower than those of the Dollar Shares because Premier Shares have higher expenses than the Dollar Shares.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.42% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2016).

19 - MuniCash

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	1.11%	0.35%	0.21%

	7-Day Yield As of December 31, 2018

MuniCash—Dollar Shares	1.31%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

20 - MuniCash

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempCash and MuniCash, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”), and Federal Trust Fund and Treasury Trust Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund,” and collectively with the Institutional Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

◾

Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 49.

◾

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

◾

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

◾

No Fund (other than MuniCash) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 49.

◾	Each Government Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

◾

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates. The Board has chosen not to subject the Government Funds to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets. If the Board changes this policy with respect to liquidity fees or redemption gates, such change would become effective only after shareholders are provided with advance notice of the change.

21

Investment Objectives

Fund	Investment Objective
TempCash	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
Federal Trust Fund
Treasury Trust Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

◾

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

◾	a security that is issued or guaranteed by a person with such ratings;

◾	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

◾	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

◾	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

22

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempCash.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers.

Funding Agreements.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. and foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Interest paid on private activity bonds will be exempt from regular federal income tax. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

Repurchase Agreements.  TempCash.  The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and

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obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For the Fund, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that the Fund could not hold directly without the repurchase obligation.

The Fund may transfer uninvested cash balances into a single joint account at the Fund’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniCash.  The Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  TempCash, Federal Trust Fund and MuniCash.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued, Delayed Delivery and Forward Commitment Transactions.  All Funds.  Each Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. Each Fund expects that commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase securities on a when-issued, delayed delivery or forward commitment basis for speculative purposes but only in furtherance of its investment objective. No Fund receives income from securities purchased on a when-issued, delayed delivery or forward commitment basis prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid Investments.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Municipal Obligations.  TempCash.  The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

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Restricted Securities.  TempCash and MuniCash.  Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

Reverse Repurchase Agreements.  TempCash.  The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempCash.  The Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempCash and MuniCash:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to Federal Trust Fund and Treasury Trust Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Industry Risk.  TempCash.  Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

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The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Exposure Risk.  TempCash and MuniCash.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempCash and MuniCash.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

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The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniCash.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

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Prepayment Risk.  TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempCash.  If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  Federal Trust Fund and Treasury Trust Fund.  The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

Taxability Risk.  MuniCash.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

Treasury Obligations Risk.  All Funds.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

U.S. Government Obligations Risk.  TempCash, Federal Trust Fund, and MuniCash.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk.  All Funds.  When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Cyber Security Risk.  All Funds.  Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
Illiquid Investments Risk.  All Funds.  The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Municipal Securities Risks.  TempCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

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Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Restricted Securities Risk.  TempCash and MuniCash.  Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

Reverse Repurchase Agreements Risk.  TempCash.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempCash.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempCash and MuniCash.  The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate the NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by JPMorgan Chase Bank, N.A. (“JPM”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The value of each security used in computing the NAV of a Fund’s shares is determined as of such times.

In computing the NAV, each Government Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of Federal Trust Fund and Treasury Trust Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of MuniCash and TempCash normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 18, May 24, July 3, November 29, December 24 and December 31, 2019. The NYSE will close early on July 3, November 29 and December 24, 2019.

31

SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Premier Shares may be purchased through an Account you maintain with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). Purchase orders for shares are accepted only on Business Days. For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Premier Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Premier Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred by a Fund or its service providers, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Premier Shares.

Fund	Deadline (Eastern time)

TempCash[1]	3:00 p.m.

Federal Trust Fund[2]	2:30 p.m.

Treasury Trust Fund[2]	2:30 p.m.

MuniCash[2]	2:30 p.m.

[1]

Purchase orders for Premier Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[2]

Purchase orders for Premier Shares of Federal Trust Fund, Treasury Trust Fund and MuniCash placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

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Orders received after the applicable deadline for any Fund on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings.

Contact the Funds’ office at (800) 441-7450 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Financial Intermediary through procedures and requirements established by the Financial Intermediary. Beneficial ownership of Premier Shares will be recorded by the Financial Intermediary and will be reflected in Account statements. The Financial Intermediary may impose minimum investment requirements for your Account. Even if the Financial Intermediary does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Financial Intermediary may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Financial Intermediary, and should be read in conjunction with this prospectus. The Funds’ officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Financial Intermediary and the Funds. In addition, your Financial Intermediary may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Financial Intermediary for details.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Premier Shares may be redeemed on a Business Day through your Financial Intermediary. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

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A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempCash[1]	3:00 p.m.

Federal Trust Fund[2]	2:30 p.m.

Treasury Trust Fund[2]	2:30 p.m.

MuniCash[3,4]	1:00 p.m.

[1]

Redemption orders for Premier Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[2]

Redemption orders for Premier Shares of Federal Trust Fund and Treasury Trust Fund placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[3]

Redemption orders for Premier Shares of MuniCash placed after 12:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[4]	MuniCash reserves the right to limit the amount of redemption orders that will be paid on the same day for redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem Premier Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Premier Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Premier Shares falls below an average of $500 in any particular calendar month, the account may be charged a service fee with respect to that month. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Premier Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Under normal and stressed market conditions, each Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

34

c.

For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.

For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.

For any period during which an Institutional Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Institutional Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund, such Government Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for Federal Trust Fund and Treasury Trust Fund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempCash and MuniCash because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s weekly liquid assets fall below the following thresholds:

◾

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

◾

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund fall below 10% of the Institutional Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of an Institutional Fund. An Institutional Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, an Institutional Fund will not accept purchase or redemption orders until the Institutional Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a

35

redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, an Institutional Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund (www.blackrock.com/cash). In addition, the Institutional Funds will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or its agent to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

Distribution and Shareholder Servicing Payments

Premier Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Financial Intermediaries that purchase Premier Shares. Each agreement will require the Financial Intermediary to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily NAV of the Premier Shares held by the Financial Intermediary. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Board, the Trust will enter into agreements with Financial Intermediaries that purchase Premier Shares. Each agreement will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily NAV of the Premier Shares held by the Financial Intermediary, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial

36

Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Fund will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

37

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempCash and MuniCash offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the 1940 Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If either of TempCash and/or MuniCash imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt-interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not

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receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $5.975 trillion in investment company and other portfolio assets under management as of December 31, 2018.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempCash and MuniCash pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess
of $7 billion.

The management fee for Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund, Treasury Trust Fund, and two other portfolios of the Trust not offered by this prospectus (FedFund and T-Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged JPM to provide certain administrative services with respect to the Trust. Any fees payable to JPM do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the

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Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Premier Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)

TempCash	0.18%

Federal Trust Fund	0.17%

Treasury Trust Fund	0.17%

MuniCash	0.20%

[1]

The contractual caps are in effect through February 29, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

Through February 29, 2020, the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Premier Shares do not exceed 0.68% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2018, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)

TempCash	0.14%

Federal Trust Fund	0.16%

Treasury Trust Fund	0.16%

MuniCash	0.18%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2018.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

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Legal Proceedings. On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the lawsuit are without merit. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. The plaintiffs have until March 11, 2019 to appeal.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)) and their directors, officers and employees and of The PNC Financial Services Group, Inc. (which, through a subsidiary, has a significant economic interest in BlackRock, Inc.) and its subsidiaries (each with The PNC Financial Services Group, Inc., an “Entity” and collectively, the “Entities”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock, its Affiliates and the Entities provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Funds. BlackRock, its Affiliates and the Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. BlackRock or one or more Affiliates or Entities act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate or an Entity performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate or an Entity has developed or is trying to develop investment banking relationships or in which an Affiliate or an Entity has significant debt or equity investments or other interests. The Funds may also invest in issuances (such as structured notes) by entities for which an Affiliate or an Entity provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate or an Entity provides or may in the future provide research coverage. An Affiliate or Entity may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Entities in connection with the Funds’ portfolio investment transactions. BlackRock or one or more Affiliates or Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of BlackRock and these Affiliates or Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in BlackRock or an Affiliate or an Entity having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

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In addition, the Funds may, from time to time, enter into transactions in which BlackRock or an Affiliate or an Entity or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock, its Affiliates or Entities may adversely impact the Funds. Transactions by one or more clients or BlackRock, its Affiliates or Entities or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to BlackRock, one or more Affiliates or Entities and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the securities lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or Entities may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of BlackRock, its Affiliates and Entities and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Premier Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempCash

There were no Premier Shares of TempCash outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of TempCash outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0002	$1.0000	$1.00	$1.00	$1.00

Net investment income	0.0188	0.0108	0.0027	0.0006	0.0004
Net realized and unrealized gain (loss)	(0.0010)	(0.0022)	0.0002	0.0002	0.0002

Net increase from investment operations	0.0178	0.0086	0.0029	0.0008	0.0006

Distributions(a)
From net investment income	(0.0177)	(0.0084)	(0.0027)	(0.0006)	(0.0004)
From net realized gain	—	—	(0.0002)	(0.0002)	(0.0002)

Total distributions	(0.0177)	(0.0084)	(0.0029)	(0.0008)	(0.0006)

Net asset value, end of year	$1.0003	$1.0002	$1.0000	$1.00	$1.00

Total Return(b)
Based on net asset value	1.79%	0.87%	0.29%	0.08%	0.06%

Ratios to Average Net Assets
Total expenses	0.33%	0.39%	0.39%	0.35%	0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.18%	0.13%	0.18%	0.18%

Net investment income	1.88%	1.08%	0.26%	0.06%	0.05%

Supplemental Data
Net assets, end of year (000)	$4,875,313	$1,713,352	$72,311	$1,142,790	$1,489,543

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

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Federal Trust Fund

There were no Premier Shares of Federal Trust Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of Federal Trust Fund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017		2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0116	0.0035		0.0000	(a)	0.0001		0.0001
Net realized gain	0.0009	0.0001		0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0125	0.0036		0.0000		0.0001		0.0001

Distributions(b)
From net investment income	(0.0125)	(0.0036)		(0.0000	)(c)	(0.0001)		(0.0001)
From net realized gain	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0125)	(0.0036)		(0.0000)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.26%	0.36%		0.00%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.49%	0.49%		0.52%		0.58%		0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%	0.42%		0.38%		0.08%		0.07%

Net investment income	1.16%	0.35%		0.00%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$13,751	$133,962		$242,959		$2,105		$3,683

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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Treasury Trust Fund

There were no Premier Shares of Treasury Trust Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of Treasury Trust Fund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017		2016		2015		2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0127		0.0035		0.0002		0.0000	(a)	0.0000	(a)
Net realized gain (loss)	(0.0001)		0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0001

Net increase from investment operations	0.0126		0.0035		0.0002		0.0000		0.0001

Distributions(b)
From net investment income	(0.0126)		(0.0035)		(0.0002)		(0.0000	)(c)	(0.0000	)(c)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)

Total distributions	(0.0126)		(0.0035)		(0.0002)		(0.0000)		(0.0001)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.27%		0.35%		0.02%		0.00%		0.01%

Ratios to Average Net Assets
Total expenses	0.45%		0.45%		0.46%		0.46%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%		0.42%		0.28%		0.05%		0.04%

Net investment income	1.27%		0.35%		0.01%		0.00%		0.00%

Supplemental Data
Net assets, end of year (000)	$482,014		$483,138		$420,095		$428,958		$439,496

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

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MuniCash

There were no Premier Shares of MuniCash outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017	2016		2015		2014
Net asset value, beginning of year	$1.0003		$1.0001	$1.00		$1.00		$1.00

Net investment income	0.0087		0.0033	0.0006		0.0001		0.0001
Net realized and unrealized gain	0.0000	(a)	0.0002	0.0013		0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0087		0.0035	0.0019		0.0001		0.0001

Distributions(b)
From net investment income	(0.0087)		(0.0033)	(0.0006)		(0.0001)		(0.0001)
From net realized gain	(0.0002)		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—		—	(0.0012)		—		—

Total distributions	(0.0089)		(0.0033)	(0.0018)		(0.0001)		(0.0001)

Net asset value, end of year	$1.0001		$1.0003	$1.0001		$1.00		$1.00

Total Return(d)
Based on net asset value	0.88	%(e)	0.35%	0.19%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.54%		0.56%	0.63	%(f)	0.74%		0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%		0.45%	0.30%		0.13%		0.17%

Net investment income	0.87%		0.33%	0.05%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$1,893		$1,623	$1,802		$2,045		$3,513

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for the Dollar class would have been 0.63%.

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General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

◾	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

◾	securities issued by other registered investment companies that are money market funds; or

◾	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

49

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

Federal Trust Fund

Treasury Trust Fund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

ACCOUNTING SERVICES PROVIDER

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

50

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Premier Shares	Fund Code
TempCash	126
Federal Trust Fund	246
Treasury Trust Fund	256
MuniCash	146

For other information call: (800) 441-7450 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Financial Intermediary. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) is available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PS4-0219

FEBRUARY 28, 2019

PROSPECTUS

BlackRock Liquidity Funds  |  Private Client Shares

➢	TempFund

Private Client: BTVXX

➢	FedFund

Private Client: BRPXX

➢	T-Fund

Private Client: BPVXX

➢	California Money Fund

Private Client: BCAXX

➢	MuniFund

Private Client: BMPXX

➢	New York Money Fund

Private Client: BYPXX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7450 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information

	Key Facts About TempFund	3

	Key Facts About FedFund	8

	Key Facts About T-Fund	12

	Key Facts About California Money Fund	16

	Key Facts About MuniFund	21

	Key Facts About New York Money Fund	26

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors

	How Each Fund Invests	31

	Investment Risks	35

Account Information	Information about account services, shareholder transactions, and distribution and other payments

	Valuation of Fund Investments and Price of Fund Shares	42

	Purchase of Shares	43

	Redemption of Shares	45

	Additional Purchase and Redemption Information	46

	Liquidity Fees and Redemption Gates	47

	Distribution and Shareholder Servicing Payments	48

	Dividends and Distributions	48

	Federal Taxes	48

	State and Local Taxes	50

Management of the Funds	Information About BlackRock

	BlackRock	52

	Conflicts of Interest	54

	Master/Feeder Structure	55

Financial Highlights	Financial Performance of the Funds	56

General Information	Certain Fund Policies	62

Glossary	Glossary of Investment Terms	63

For More Information	Funds and Service Providers	64

	How to Contact BlackRock Liquidity Funds	Inside Back Cover

	Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	0.21%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.07%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.39)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 52, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 52, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$302	$552	$1,271

3 - TempFund

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

4 - TempFund

◾

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

◾

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempFund

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.44% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2016).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Private Client Shares	1.48%	0.44%	0.24%

	7-Day Yield As of December 31, 2018

TempFund—Private Client Shares	2.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

6 - TempFund

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund at multiple times each day on which the New York Stock Exchange is open. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). The Fund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms. Orders must be received by the Fund prior to the next NAV cut-off time to receive that NAV. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempFund

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	0.18%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.04%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.36)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 52, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 52, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$295	$539	$1,238

8 - FedFund

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

9 - FedFund

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.40% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2016).

10 - FedFund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Private Client Shares	1.21%	0.31%	0.16%

	7-Day Yield As of December 31, 2018

FedFund—Private Client Shares	1.79%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.18%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.04%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.36)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 52, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 52, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$295	$539	$1,238

12 - T-Fund

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

13 - T-Fund

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Private Client Shares of T-Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Private Client Shares would be substantially similar to Dollar Shares because Private Client Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Private Client Shares and Dollar Shares have different expenses. The actual returns and seven-day yields of Private Client Shares would have been lower than those of the Dollar Shares because Private Client Shares have higher expenses than the Dollar Shares.

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.47% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2016).

14 - T-Fund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Dollar Shares	1.47%	0.40%	0.21%

	7-Day Yield As of December 31, 2018

T-Fund—Dollar Shares	2.07%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

15 - T-Fund

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.82%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.32%

Total Annual Fund Operating Expenses	1.55%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.87)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 52, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 52, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$404	$762	$1,771

16 - California Money Fund

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

17 - California Money Fund

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

18 - California Money Fund

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Private Client Shares of California Money Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Private Client Shares would be substantially similar to Institutional Shares because Private Client Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Private Client Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Private Client Shares would have been lower than those of the Institutional Shares because Private Client Shares have higher expenses than the Institutional Shares.

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.31% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

19 - California Money Fund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Institutional Shares	1.09%	0.42%	0.28%

	7-Day Yield As of December 31, 2018

California Money Fund—Institutional Shares	1.22%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

20 - California Money Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	0.35%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.70%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.20%

Total Annual Fund Operating Expenses	1.40%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.72)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 52, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 52, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$372	$697	$1,617

21 - MuniFund

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

22 - MuniFund

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

23 - MuniFund

Performance Information

The information shows you how MuniFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.26% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2016).

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Private Client Shares	0.78%	0.21%	0.12%

	7-Day Yield As of December 31, 2018

MuniFund—Private Client Shares	1.09%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

24 - MuniFund

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

The Fund is a retail money market fund and is intended only for sale to beneficial owners who are natural persons.

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

MuniFund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniFund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

25 - MuniFund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	0.35%

Other Expenses	1.46%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.96%

Total Annual Fund Operating Expenses	2.19%
Fee Waivers and/or Expense Reimbursements[1,2]	(1.51)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 52, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 52, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$539	$1,036	$2,405

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New

26 - New York Money Fund

York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Additionally, the Fund may not invest less than 80% of its assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions. Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

27 - New York Money Fund

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

◾

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

28 - New York Money Fund

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Private Client Shares of New York Money Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Private Client Shares would be substantially similar to Institutional Shares because Private Client Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Private Client Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Private Client Shares would have been lower than those of the Institutional Shares because Private Client Shares have higher expenses than the Institutional Shares.

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 15, 2018, the Fund adopted a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Fund performance shown prior to October 15, 2018 reflects returns from when the Fund maintained a constant NAV per Fund share of $1.00 and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.36% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

29 - New York Money Fund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Institutional Shares	1.22%	0.48%	0.32%

	7-Day Yield As of December 31, 2018

New York Money Fund—Institutional Shares	1.51%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open.

Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

30 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempFund, California Money Fund and New York Money Fund, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”); FedFund and T-Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund”); and MuniFund, a retail money market fund under Rule 2a-7 (the “Retail Fund,” and collectively with the Institutional Funds and the Government Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

◾

Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 63.

◾

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

◾

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

◾

No Fund (other than California Money Fund, MuniFund and New York Money Fund) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 63.

◾	Each Government Fund and the Retail Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

◾

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund or the Retail Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund or the Retail Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates. The Board has chosen not to subject the Government Funds to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets. If the Board changes this policy with respect to liquidity fees or redemption gates, such change would become effective only after shareholders are provided with advance notice of the change.

Investment Objectives

Fund	Investment Objective
TempFund	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

FedFund T-Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.

31

Fund	Investment Objective
California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

◾

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

◾	a security that is issued or guaranteed by a person with such ratings;

◾	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

◾	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

◾	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

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TempFund, California Money Fund, MuniFund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, except that the Fund may only invest up to 5% of its assets in non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. and foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”).

Municipal Obligations.  California Money Fund, MuniFund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Interest paid on private activity bonds will be exempt from regular federal income tax. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

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Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund could not hold directly without the repurchase obligation.

The Funds may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  California Money Fund, MuniFund and New York Money Fund. Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued, Delayed Delivery and Forward Commitment Transactions.  All Funds.  Each Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. Each Fund expects that commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase securities on a when-issued, delayed delivery or forward commitment basis for speculative purposes but only in furtherance of its investment objective. No Fund receives income from securities purchased on a when-issued, delayed delivery or forward commitment basis prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid Investments.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest

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primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Municipal Obligations.  TempFund.  The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Restricted Securities.  TempFund, California Money Fund, MuniFund and New York Money Fund.  Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

Reverse Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

The following paragraph is applicable to TempFund, California Money Fund and New York Money Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to FedFund and T-Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to MuniFund:

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s

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creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund, California Money Fund, MuniFund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempFund, California Money Fund, MuniFund and New York Money Fund.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including

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CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  California Money Fund, MuniFund and New York Money Fund.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  California Money Fund, MuniFund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations

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and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  The Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Stable Net Asset Value Risk.  FedFund, T-Fund and MuniFund.  The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

State Specific Risk.  California Money Fund and New York Money Fund.  Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; actions taken by the federal government, including federal policies related to trade, healthcare and immigration, as well as other actions of the federal government, including audits, disallowances and other changes in aid levels; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax reductions or increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; and any reduction in the creditworthiness of issuers of California municipal securities.

In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 12, 2019, Moody’s Investors Service, Inc., S&P Global Ratings and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “AA-,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

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New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments, which may adversely affect bonus income and capital gains realizations; the effect of household debt on consumer spending and New York State tax collections; and the outcome of litigation and other claims affecting New York State.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. As of February 12, 2019, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by S&P Global Ratings and “AA” by Fitch Ratings, Inc. As of February 12, 2019, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by S&P Global Ratings and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  California Money Fund, MuniFund and New York Money Fund.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Treasury Obligations Risk.  All Funds.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

U.S. Government Obligations Risk.  TempFund, FedFund, T-Fund, California Money Fund, MuniFund and New York Money Fund.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk.  All Funds.  When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Cyber Security Risk.  All Funds.  Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Investments Risk.  All Funds.  The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Municipal Securities Risks.  TempFund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

40

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Restricted Securities Risk.  TempFund, California Money Fund, MuniFund and New York Money Fund.  Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

Reverse Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempFund, California Money Fund and New York Money Fund.  The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate the NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by JPMorgan Chase Bank, N.A. (“JPM”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The value of each security used in computing the NAV of a Fund’s shares is determined as of such times.

In computing the NAV, each Government Fund and the Retail Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of TempFund is determined on each Business Day as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time).

The NAV of MuniFund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of California Money Fund and New York Money Fund normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The NAV of FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 18, May 24, July 3, November 29, December 24 and December 31, 2019. The NYSE will close early on July 3, November 29 and December 24, 2019.

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See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Private Client Shares may be purchased through an Account you maintain with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). Purchase orders for shares are accepted only on Business Days. For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund (other than TempFund) may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Private Client Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

Please note that TempFund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Private Client Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred by a Fund or its service providers, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Private Client Shares.

Fund	Deadline (Eastern time)

TempFund[1]	8:00 a.m., 12:00 p.m. and 3:00 p.m.

FedFund[2]	5:00 p.m.

T-Fund[2]	5:00 p.m.

California Money Fund[3]	1:00 p.m.

MuniFund[4]	2:30 p.m.

New York Money Fund[3]	1:00 p.m.

[1]

Purchase orders for Private Client Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, purchase orders for Private

43

Client Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Purchase orders for Private Client Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.
[2]

Purchase orders for Private Client Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[3]

Purchase orders for Private Client Shares of California Money Fund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[4]

Purchase orders for Private Client Shares of MuniFund placed after 2:15 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day.

Contact the Funds’ office at (800) 441-7450 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Financial Intermediary through procedures and requirements established by the Financial Intermediary. Beneficial ownership of Private Client Shares will be recorded by the Financial Intermediary and will be reflected in Account statements. The Financial Intermediary may impose minimum investment requirements for your Account. Even if the Financial Intermediary does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Financial Intermediary may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Financial Intermediary, and should be read in conjunction with this prospectus. The Funds’ officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Financial Intermediary and the Funds. In addition, your Financial Intermediary may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Financial Intermediary for details.

The Retail Fund is intended only for sale to beneficial owners who are natural persons. Natural persons may invest in the Retail Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day to day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Financial Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of the Retail Fund to natural persons. Financial Intermediaries are expected to promptly report to the Retail Fund the existence of any shareholder of the Retail Fund that does not qualify as a natural person of whom they are aware, promptly notify such shareholder and take steps to redeem any such shareholder’s Fund shares.

The Retail Fund reserves the right to redeem shares in any account that it cannot confirm to its satisfaction is beneficially owned by a natural person, after providing at least 60 days’ advance notice.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

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Redemption of Shares

Private Client Shares may be redeemed on a Business Day through your Financial Intermediary. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day if a liquidity fee or redemption gate are not in place and will generally be executed at 8:00 a.m. on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempFund[1]	8:00 a.m., 12:00 p.m. and 3:00 p.m.

FedFund[2]	5:00 p.m.

T-Fund[2]	5:00 p.m.

California Money Fund[3,4]	1:00 p.m.

MuniFund[3,4]	1:00 p.m.

New York Money Fund[3,4]	1:00 p.m.

[1]

Redemption orders for Private Client Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, redemption orders for Private Client Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Redemption orders for Private Client Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[2]

Redemption orders for Private Client Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[3]

Redemption orders for Private Client Shares of California Money Fund, MuniFund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

45

[4]

California Money Fund, MuniFund and New York Money Fund each reserves the right to limit the amount of redemption orders that will be paid on the same day for redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem Private Client Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Private Client Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Private Client Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Private Client Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information,” including if the Retail Fund cannot confirm to its satisfaction that shares are beneficially owned by a natural person. A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Under normal and stressed market conditions, each Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.

For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.

For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.

For any period during which an Institutional Fund or the Retail Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Institutional Fund’s or Retail Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund or the Retail Fund, such Government Fund’s or Retail Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

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Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for FedFund, T-Fund and MuniFund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempFund, California Money Fund and New York Money Fund because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund or the Retail Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s or Retail Fund’s weekly liquid assets fall below the following thresholds:

◾

30% weekly liquid assets—If the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 30% of the Institutional Fund’s or Retail Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund or Retail Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

◾

10% weekly liquid assets—If the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 10% of the Institutional Fund’s or Retail Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or Retail Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund or Retail Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund or the Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of an Institutional Fund or the Retail Fund. An Institutional Fund or the Retail Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Board imposes a redemption gate, an Institutional Fund or the Retail Fund will not accept purchase or redemption orders until the Institutional Fund or Retail Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or the Retail Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund or the Retail Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, an Institutional Fund or the Retail Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund or Retail Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund or Retail Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund or the Retail Fund fall below 30% of the Institutional Fund’s or Retail Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund or the Retail Fund (www.blackrock.com/cash). In addition, the Institutional Funds and Retail Fund will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

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Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or the Retail Fund or its agent to implement, modify or remove, or to assist the Institutional Fund or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

Distribution and Shareholder Servicing Payments

Private Client Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Financial Intermediaries that purchase Private Client Shares. Each agreement will require the Financial Intermediary to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily NAV of the Private Client Shares held by the Financial Intermediary. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Board, the Trust will enter into agreements with Financial Intermediaries that purchase Private Client Shares. Each agreement will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily NAV of the Private Client Shares held by the Financial Intermediary, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund, FedFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to

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qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

California Money Fund, MuniFund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

California Money Fund, MuniFund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by California Money Fund, MuniFund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

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All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempFund, California Money Fund and New York Money Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the 1940 Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If any of TempFund, California Money Fund, MuniFund and/or New York Money Fund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations, provided that such interest income has been designated as such in a notice sent to shareholders not later than 60 days following the close of

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its taxable year. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt-interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $5.975 trillion in investment company and other portfolio assets under management as of December 31, 2018.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempFund, California Money Fund, MuniFund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess	of $7 billion
of $8 billion.

The management fee for FedFund and T-Fund is equal to Calculation A plus Calculation B as follows:

FedFund and T-Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund and two other portfolios of the Trust not offered by this prospectus (Federal Trust Fund and Treasury Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged JPM to provide certain administrative services with respect to the Trust. Any fees payable to JPM do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of

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the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Private Client Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)

TempFund	0.18%

FedFund	0.17%

T-Fund	0.17%

California Money Fund	0.20%

MuniFund	0.20%

New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 29, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

Through February 29, 2020, the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Private Client Shares do not exceed 0.68% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2018, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)

TempFund	0.17%

FedFund	0.16%

T-Fund	0.16%

California Money Fund	0.00%

MuniFund	0.00%

New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2018.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

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BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the lawsuit are without merit. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. The plaintiffs have until March 11, 2019 to appeal.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)) and their directors, officers and employees and of The PNC Financial Services Group, Inc. (which, through a subsidiary, has a significant economic interest in BlackRock, Inc.) and its subsidiaries (each with The PNC Financial Services Group, Inc., an “Entity” and collectively, the “Entities”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock, its Affiliates and the Entities provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Funds. BlackRock, its Affiliates and the Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. BlackRock or one or more Affiliates or Entities act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate or an Entity performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate or an Entity has developed or is trying to develop investment banking relationships or in which an Affiliate or an Entity has significant debt or equity investments or other interests. The Funds may also invest in issuances (such as structured notes) by entities for which an Affiliate or an Entity provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate or an Entity provides or may in the future provide research coverage. An Affiliate or Entity may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Entities in connection with the Funds’ portfolio investment transactions. BlackRock or one or more Affiliates or Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of BlackRock and these Affiliates or Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in BlackRock or an Affiliate or an Entity having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

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In addition, the Funds may, from time to time, enter into transactions in which BlackRock or an Affiliate or an Entity or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock, its Affiliates or Entities may adversely impact the Funds. Transactions by one or more clients or BlackRock, its Affiliates or Entities or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to BlackRock, one or more Affiliates or Entities and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the securities lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or Entities may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of BlackRock, its Affiliates and Entities and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Private Client Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

The table below sets forth selected financial data for a Private Client Share of TempFund outstanding throughout each period presented.

	Private Client
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016		2015	2014
Net asset value, beginning of year	$1.0003	$1.0002	$1.00		$1.00	$1.00

Net investment income	0.0136	0.0050	0.0000	(a)	0.0002	0.0000	(a)
Net realized and unrealized gain (loss)	(0.0007)	0.0001	0.0004		0.0001	0.0001

Net increase from investment operations	0.0129	0.0051	0.0004		0.0003	0.0001

Distributions(b)
From net investment income	(0.0128)	(0.0050)	(0.0000	)(c)	(0.0002)	(0.0000	)(c)
From net realized gain	—	—	(0.0002)		(0.0001)	(0.0001)

Total distributions	(0.0128)	(0.0050)	(0.0002)		(0.0003)	(0.0001)

Net asset value, end of year	$1.0004	$1.0003	$1.0002		$1.00	$1.00

Total Return(d)
Based on net asset value	1.29%	0.52%	0.04%		0.03%	0.01%

Ratios to Average Net Assets
Total expenses	1.07%	1.07%	1.04%		1.04%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68%	0.68%	0.53%		0.23%	0.19%

Net investment income	1.36%	0.49%	0.00%		0.02%	0.01%

Supplemental Data
Net assets, end of year (000)	$2,042	$1,295	$1,649		$9,855	$14,738

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

56

FedFund

The table below sets forth selected financial data for a Private Client Share of FedFund outstanding throughout each period presented.

	Private Client
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0090	0.0020	0.0003		0.0001		0.0001
Net realized gain	0.0012	0.0001	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0102	0.0021	0.0003		0.0001		0.0001

Distributions(b)
From net investment income	(0.0102)	(0.0021)	(0.0003)		(0.0001)		(0.0001)
From net realized gain	—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0102)	(0.0021)	(0.0003)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.02%	0.21%	0.04%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.06%		1.06%		1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68%	0.60%	0.35%		0.13%		0.09%

Net investment income	0.90%	0.20%	0.03%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$768	$1,782	$1,945		$3,777		$6,385

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

57

T-Fund

There were no Private Client Shares of T-Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of T-Fund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017		2016		2015	2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.0123		0.0035		0.0001		0.0001	0.0001
Net realized gain	0.0004		0.0002		0.0000	(a)	0.0001	0.0001

Net increase from investment operations	0.0127		0.0037		0.0001		0.0002	0.0002

Distributions(b)
From net investment income	(0.0127)		(0.0037)		(0.0001)		(0.0001)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)

Total distributions	(0.0127)		(0.0037)		(0.0001)		(0.0002)	(0.0002)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	1.28%		0.38%		0.02%		0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.44%		0.44%		0.45%		0.45%	0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%		0.42%		0.34%		0.08%	0.06%

Net investment income	1.23%		0.35%		0.02%		0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$1,230,374		$2,927,646		$3,807,290		$988,153	$755,491

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

58

California Money Fund

There were no Private Client Shares of California Money Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of California Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0101	0.0053	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	0.0002	0.0012	0.0000 (a)	(0.0000	)(b)	0.0001

Net increase from investment operations	0.0103	0.0065	0.0019	0.0001		0.0002

Distributions(c)
From net investment income	(0.0101)	(0.0054)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	(0.0011)	—	—		(0.0001)

Total distributions	(0.0101)	(0.0065)	(0.0019)	(0.0001)		(0.0002)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.03%	0.65%	0.19%	0.01%		0.02%

Ratios to Average Net Assets
Total expenses	0.70%	0.74%	0.47%	0.47%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.12%	0.05%		0.08%

Net investment income	1.01%	0.53%	0.12%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$169,293	$30,459	$41,192	$227,884		$122,721

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.

59

MuniFund

The table below sets forth selected financial data for a Private Client Share of MuniFund outstanding throughout each period presented.

	Private Client
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017	2016	2015	2014
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0067		0.0013	0.0002	0.0002	0.0002
Net realized gain	0.0000	(a)	0.0002	0.0001	0.0001	0.0002

Net increase from investment operations	0.0067		0.0015	0.0003	0.0003	0.0004

Distributions(b)
From net investment income	(0.0067)		(0.0013)	(0.0002)	(0.0002)	(0.0002)
From net realized gain	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)	(0.0002)

Total distributions	(0.0067)		(0.0015)	(0.0003)	(0.0003)	(0.0004)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.68%		0.14%	0.03%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	1.40%		1.30%	1.22%	1.21%	1.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68%		0.67%	0.25%	0.06%	0.08%

Net investment income	0.67%		0.13%	0.02%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$319		$330	$350	$1,649	$1,817

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

60

New York Money Fund

There were no Private Client Shares of New York Money Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of New York Money Fund outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0113	0.0056	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	(0.0002)	0.0013	0.0015	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0111	0.0069	0.0034	0.0001		0.0001

Distributions(b)
From net investment income	(0.0111)	(0.0056)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	—	(0.0003)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—	(0.0013)	(0.0012)	—		—

Total distributions	(0.0111)	(0.0069)	(0.0034)	(0.0001)		(0.0001)

Net asset value, end of year	$1.0000	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.12%	0.69%	0.34%	0.01%		0.01%

Ratios to Average Net Assets
Total expenses	1.35%	1.00%	0.58%	0.49%		0.48%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.14%	0.09%		0.09%

Net investment income	1.13%	0.56%	0.10%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$46,066	$16,908	$17,838	$92,999		$118,278

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

61

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

62

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

◾	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

◾	securities issued by other registered investment companies that are money market funds; or

◾	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

63

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

FedFund

T-Fund

California Money Fund

MuniFund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

ACCOUNTING SERVICES PROVIDER

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

64

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How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Private Client Shares	Fund Code
TempFund	233
FedFund	234
T-Fund	239
California Money Fund	237
MuniFund	235
New York Money Fund	236

For other information call: (800) 441-7450 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Financial Intermediary. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) is available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PCS6-0219

FEBRUARY 28, 2019

PROSPECTUS

BlackRock Liquidity Funds  |  Private Client Shares

➢	TempCash

Private Client: —

➢	Federal Trust Fund

Private Client: —

➢	Treasury Trust Fund

Private Client: —

➢	MuniCash

Private Client: —

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7450 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information

	Key Facts About TempCash	3

	Key Facts About Federal Trust Fund	8

	Key Facts About Treasury Trust Fund	12

	Key Facts About MuniCash	16

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors

	How Each Fund Invests	21

	Investment Risks	25

Account Information	Information about account services, shareholder transactions, and distribution and other payments

	Valuation of Fund Investments and Price of Fund Shares	31

	Purchase of Shares	32

	Redemption of Shares	33

	Additional Purchase and Redemption Information	34

	Liquidity Fees and Redemption Gates	35

	Distribution and Shareholder Servicing Payments	36

	Dividends and Distributions	37

	Federal Taxes	37

	State and Local Taxes	38

Management of the Funds	Information About BlackRock

	BlackRock	40

	Conflicts of Interest	42

	Master/Feeder Structure	43

Financial Highlights	Financial Performance of the Funds	44

General Information	Certain Fund Policies	48

Glossary	Glossary of Investment Terms	49

For More Information	Funds and Service Providers	50

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.29%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.54%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.04%

Total Annual Fund Operating Expenses	1.18%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.50)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 40, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 40, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$325	$601	$1,387

3 - TempCash

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

◾

Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

4 - TempCash

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

◾

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempCash

Performance Information

There are currently no Private Client Shares of TempCash outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Private Client Shares would be substantially similar to Institutional Shares because Private Client Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Private Client Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Private Client Shares would have been lower than those of the Institutional Shares because Private Client Shares have higher expenses than the Institutional Shares.

The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Between October 1, 2015 and February 28, 2017, the Fund operated under a different investment policy such that it would invest only in securities that, under normal circumstances, would mature (without reference to interest rate adjustment dates), or were subject to an unconditional demand feature that was exercisable and payable, within 5 business days or less. Investors should note that the historical yield and performance information shown for this period are based on the investment policy of the Fund relating to maturity restrictions then in effect. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.56% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.01% (quarter ended September 30, 2015).

6 - TempCash

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Institutional Shares	1.98%	0.69%	0.46%

	7-Day Yield As of December 31, 2018

TempCash—Institutional Shares		2.51%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempCash

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.23%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.09%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.41)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 40, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 40, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$306	$561	$1,292

8 - Federal Trust Fund

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

9 - Federal Trust Fund

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Private Client Shares of Federal Trust Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Private Client Shares would be substantially similar to Dollar Shares because Private Client Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Private Client Shares and Dollar Shares have different expenses. The actual returns and seven-day yields of Private Client Shares would have been lower than those of the Dollar Shares because Private Client Shares have higher expenses than the Dollar Shares.

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.46% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2016).

10 - Federal Trust Fund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	1.45%	0.39%	0.21%

	7-Day Yield As of December 31, 2018

Federal Trust Fund—Dollar Shares	1.96%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.19%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.05%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.37)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 40, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 40, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$297	$543	$1,249

12 - Treasury Trust Fund

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

◾

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

13 - Treasury Trust Fund

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Private Client Shares of Treasury Trust Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Private Client Shares would be substantially similar to Dollar Shares because Private Client Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Private Client Shares and Dollar Shares have different expenses. The actual returns and seven-day yields of Private Client Shares would have been lower than those of the Dollar Shares because Private Client Shares have higher expenses than the Dollar Shares.

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2016).

14 - Treasury Trust Fund

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Dollar Shares	1.53%	0.40%	0.21%

	7-Day Yield As of December 31, 2018

Treasury Trust Fund—Dollar Shares		1.97%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions paid by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

15 - Treasury Trust Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.27%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.52%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	1.14%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.46)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2018.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 40, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through February 29, 2020. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 40, the Fund’s distributor and the financial intermediary party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 29, 2020. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$317	$583	$1,345

16 - MuniCash

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

17 - MuniCash

◾

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

◾

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation, or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

18 - MuniCash

Performance Information

There are currently no Private Client Shares of MuniCash outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Private Client Shares would be substantially similar to Dollar Shares because Private Client Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Private Client Shares and Dollar Shares have different expenses. The actual returns and seven-day yields of Private Client Shares would have been lower than those of the Dollar Shares because Private Client Shares have higher expenses than the Dollar Shares.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.42% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2016).

19 - MuniCash

As of 12/31/18

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	1.11%	0.35%	0.21%

	7-Day Yield As of December 31, 2018

MuniCash—Dollar Shares		1.31%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange is open. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

Purchase orders must be placed in dollars.

The Financial Intermediary may impose minimum investment requirements for your Account. The Fund’s officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

20 - MuniCash

Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempCash and MuniCash, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”), and Federal Trust Fund and Treasury Trust Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund,” and collectively with the Institutional Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

How Each Fund Invests

◾

Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 49.

◾

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

◾

No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

◾

No Fund (other than MuniCash) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 49.

◾	Each Government Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

◾

Each Institutional Fund’s NAV per share, calculated as described in “Account Information—Valuation of Fund Investments and Price of Fund Shares,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”) will be permitted to impose a liquidity fee on redemptions from each Institutional Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information—Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates. The Board has chosen not to subject the Government Funds to liquidity fees or redemption gates due to declines in such Government Fund’s weekly liquid assets. If the Board changes this policy with respect to liquidity fees or redemption gates, such change would become effective only after shareholders are provided with advance notice of the change.

Investment Objectives

Fund	Investment Objective
TempCash	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

Federal Trust Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.
Treasury Trust Fund

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

21

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves may not earn income.

Additionally, a security purchased by each Fund (or the issuers of such securities) will be:

◾

a security that has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

◾	a security that is issued or guaranteed by a person with such ratings;

◾	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

◾	a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

◾	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI. The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

22

Commercial Paper.  TempCash.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers.

Funding Agreements.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. and foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Interest paid on private activity bonds will be exempt from regular federal income tax. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

Repurchase Agreements.  TempCash.  The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For the Fund, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that the Fund could not hold directly without the repurchase obligation.

The Fund may transfer uninvested cash balances into a single joint account at the Fund’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniCash.  The Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  TempCash, Federal Trust Fund and MuniCash.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

23

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued, Delayed Delivery and Forward Commitment Transactions.  All Funds.  Each Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. Each Fund expects that commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase securities on a when-issued, delayed delivery or forward commitment basis for speculative purposes but only in furtherance of its investment objective. No Fund receives income from securities purchased on a when-issued, delayed delivery or forward commitment basis prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid Investments.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Municipal Obligations.  TempCash.  The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Restricted Securities.  TempCash and MuniCash.  Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

Reverse Repurchase Agreements.  TempCash.  The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempCash.  The Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

24

Investment Risks

The following paragraph is applicable to TempCash and MuniCash:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following paragraph is applicable to Federal Trust Fund and Treasury Trust Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Industry Risk.  TempCash.  Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Exposure Risk.  TempCash and MuniCash.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Liquidity Fee and Redemption Gate Risk.  TempCash and MuniCash.  The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

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Municipal Securities Concentration Risk.  MuniCash.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Prepayment Risk.  TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempCash.  If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

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Stable Net Asset Value Risk.  Federal Trust Fund and Treasury Trust Fund.  The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

Taxability Risk.  MuniCash.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

Treasury Obligations Risk.  All Funds.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

U.S. Government Obligations Risk.  TempCash, Federal Trust Fund, and MuniCash.  Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk.  All Funds.  When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Cyber Security Risk.  All Funds.  Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively

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impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Investments Risk.  All Funds.  The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Municipal Securities Risks.  TempCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax

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liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Restricted Securities Risk.  TempCash and MuniCash.  Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

Reverse Repurchase Agreements Risk.  TempCash.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempCash.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Valuation Risk.  TempCash and MuniCash.  The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Account Information

Valuation of Fund Investments and Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate the NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

Each Fund’s NAV per share is calculated by JPMorgan Chase Bank, N.A. (“JPM”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The value of each security used in computing the NAV of a Fund’s shares is determined as of such times.

In computing the NAV, each Government Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

Each Institutional Fund values portfolio securities generally using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Institutional Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. An Institutional Fund may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost.

When valuations are not readily available or are not believed by BlackRock to be reliable, an Institutional Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude, for example, that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent valuation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last valuation or price of one or more assets or liabilities held by an Institutional Fund. If such event occurs, those instruments may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV.

The NAV of Federal Trust Fund and Treasury Trust Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of MuniCash and TempCash normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day,

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 18, May 24, July 3, November 29, December 24 and December 31, 2019. The NYSE will close early on July 3, November 29 and December 24, 2019.

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decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Private Client Shares may be purchased through an Account you maintain with your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”). Purchase orders for shares are accepted only on Business Days. For the Institutional Funds, purchase orders must be placed in dollars.

Your purchase order must be received in proper form by the Funds or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, prior to the deadlines noted below to receive that NAV. However, a Fund may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.

Your Financial Intermediary may charge you a fee and may offer additional account services than those described in this prospectus. Additionally, your Financial Intermediary may have procedures for placing orders for Private Client Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Financial Intermediary directly for more information and details.

In order to invest, a completed account application form must be submitted to, and processed by, your Financial Intermediary or the Funds’ transfer agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Payment for Private Client Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred by a Fund or its service providers, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Each Fund will open for business and begin accepting purchase orders at 7:30 a.m. (Eastern time) on any Business Day. The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Private Client Shares.

Fund	Deadline (Eastern time)

TempCash[1]	3:00 p.m.

Federal Trust Fund[2]	2:30 p.m.

Treasury Trust Fund[2]	2:30 p.m.

MuniCash[2]	2:30 p.m.

[1]

Purchase orders for Private Client Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[2]

Purchase orders for Private Client Shares of Federal Trust Fund, Treasury Trust Fund and MuniCash placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

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Orders received after the applicable deadline for any Fund on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. See “Liquidity Fees and Redemption Gates” below for additional information.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Financial Intermediary through procedures and requirements established by the Financial Intermediary. Beneficial ownership of Private Client Shares will be recorded by the Financial Intermediary and will be reflected in Account statements. The Financial Intermediary may impose minimum investment requirements for your Account. Even if the Financial Intermediary does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Financial Intermediary may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Financial Intermediary, and should be read in conjunction with this prospectus. The Funds’ officers reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Financial Intermediary and the Funds. In addition, your Financial Intermediary may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Financial Intermediary for details.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Private Client Shares may be redeemed on a Business Day through your Financial Intermediary. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

Orders received after the applicable deadline for any Fund on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day.

If you purchased shares through a Financial Intermediary, that entity may have its own earlier deadlines for the receipt of the redemption order.

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.

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A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” and “Liquidity Fees and Redemption Gates” below.

Fund	Deadline (Eastern time)

TempCash[1]	3:00 p.m.

Federal Trust Fund[2]	2:30 p.m.

Treasury Trust Fund[2]	2:30 p.m.

MuniCash[3,4]	1:00 p.m.

[1]

Redemption orders for Private Client Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[2]

Redemption orders for Private Client Shares of Federal Trust Fund and Treasury Trust Fund placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[3]

Redemption orders for Private Client Shares of MuniCash placed after 12:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[4]	MuniCash reserves the right to limit the amount of redemption orders that will be paid on the same day for redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem Private Client Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Private Client Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Private Client Shares falls below an average of $500 in any particular calendar month, the account may be charged a service fee with respect to that month. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Private Client Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” A Financial Intermediary redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Under normal and stressed market conditions, each Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.

A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

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b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.

For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.

For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.

For any period during which an Institutional Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Institutional Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund, such Government Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for Federal Trust Fund and Treasury Trust Fund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempCash and MuniCash because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Fund for up to 10 business days during a 90 day period, in the event that such Institutional Fund’s weekly liquid assets fall below the following thresholds:

◾

30% weekly liquid assets — If the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets, and the Board determines it is in the best interests of the Institutional Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

◾

10% weekly liquid assets — If the weekly liquid assets of an Institutional Fund fall below 10% of the Institutional Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Institutional Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Institutional Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once an Institutional Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of an Institutional Fund. An Institutional Fund may not accept purchases during the period that a liquidity fee has been imposed.

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If the Board imposes a redemption gate, an Institutional Fund will not accept purchase or redemption orders until the Institutional Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to an Institutional Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of an Institutional Fund but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.

Under certain circumstances, an Institutional Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Institutional Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Institutional Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional Fund fall below 30% of the Institutional Fund’s total assets.

Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund (www.blackrock.com/cash). In addition, the Institutional Funds will make such announcements through a supplement to their registration statements and may further communicate such actions through other means.

Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or its agent to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

Distribution and Shareholder Servicing Payments

Private Client Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Financial Intermediaries that purchase Private Client Shares. Each agreement will require the Financial Intermediary to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily NAV of the Private Client Shares held by the Financial Intermediary. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Board, the Trust will enter into agreements with Financial Intermediaries that purchase Private Client Shares. Each agreement will require the Financial Intermediary to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily NAV of the Private Client Shares held by the Financial Intermediary, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Other Payments by BlackRock

From time to time, BlackRock, the Funds’ distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Funds’ distributor and their affiliates may also compensate affiliated and unaffiliated Financial

36

Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Funds’ distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Funds to you.

Please contact your Financial Intermediary for details about payments it may receive from the Funds or from BlackRock, the Funds’ distributor or their affiliates. For more information, see the SAI.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Fund will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

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A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Because each of TempCash and MuniCash offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the 1940 Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If either of TempCash and/or MuniCash imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt-interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations,

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and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $5.975 trillion in investment company and other portfolio assets under management as of December 31, 2018.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempCash and MuniCash pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion.

The management fee for Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund, Treasury Trust Fund, and two other portfolios of the Trust not offered by this prospectus (FedFund and T-Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged JPM to provide certain administrative services with respect to the Trust. Any fees payable to JPM do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the

40

Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Private Client Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)

TempCash	0.18%

Federal Trust Fund	0.17%

Treasury Trust Fund	0.17%

MuniCash	0.20%

[1]

The contractual caps are in effect through February 29, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

Through February 29, 2020, the Distributor and the Financial Intermediary party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Private Client Shares do not exceed 0.68% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2018, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)

TempCash	0.14%

Federal Trust Fund	0.16%

Treasury Trust Fund	0.16%

MuniCash	0.18%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2018.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation.

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In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the lawsuit are without merit. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. The plaintiffs have until March 11, 2019 to appeal.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)) and their directors, officers and employees and of The PNC Financial Services Group, Inc. (which, through a subsidiary, has a significant economic interest in BlackRock, Inc.) and its subsidiaries (each with The PNC Financial Services Group, Inc., an “Entity” and collectively, the “Entities”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock, its Affiliates and the Entities provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Funds. BlackRock, its Affiliates and the Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. BlackRock or one or more Affiliates or Entities act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate or an Entity performs or seeks to perform investment banking or other services. Specifically, the Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate or an Entity has developed or is trying to develop investment banking relationships or in which an Affiliate or an Entity has significant debt or equity investments or other interests. The Funds may also invest in issuances (such as structured notes) by entities for which an Affiliate or an Entity provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate or an Entity provides or may in the future provide research coverage. An Affiliate or Entity may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Entities in connection with the Funds’ portfolio investment transactions. BlackRock or one or more Affiliates or Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the 1940 Act). The trading activities of BlackRock and these Affiliates or Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in BlackRock or an Affiliate or an Entity having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.

Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which BlackRock or an Affiliate or an Entity or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock, its Affiliates or Entities may adversely impact the Funds. Transactions by one or more clients or BlackRock, its Affiliates or Entities or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to BlackRock, one or more Affiliates or Entities and/or their internal policies designed to comply with such restrictions.

42

Under a securities lending program approved by the Board, the Trust, on behalf of the Funds, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the securities lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or Entities may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.

The activities of BlackRock, its Affiliates and Entities and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

43

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Private Client Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempCash

There were no Private Client Shares of TempCash outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for an Institutional Share of TempCash outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0002	$1.0000	$1.00	$1.00	$1.00

Net investment income	0.0188	0.0108	0.0027	0.0006	0.0004
Net realized and unrealized gain (loss)	(0.0010)	(0.0022)	0.0002	0.0002	0.0002

Net increase from investment operations	0.0178	0.0086	0.0029	0.0008	0.0006

Distributions(a)
From net investment income	(0.0177)	(0.0084)	(0.0027)	(0.0006)	(0.0004)
From net realized gain	—	—	(0.0002)	(0.0002)	(0.0002)

Total distributions	(0.0177)	(0.0084)	(0.0029)	(0.0008)	(0.0006)

Net asset value, end of year	$1.0003	$1.0002	$1.0000	$1.00	$1.00

Total Return(b)
Based on net asset value	1.79%	0.87%	0.29%	0.08%	0.06%

Ratios to Average Net Assets
Total expenses	0.33%	0.39%	0.39%	0.35%	0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.18%	0.13%	0.18%	0.18%

Net investment income	1.88%	1.08%	0.26%	0.06%	0.05%

Supplemental Data
Net assets, end of year (000)	$4,875,313	$1,713,352	$72,311	$1,142,790	$1,489,543

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

44

Federal Trust Fund

There were no Private Client Shares of Federal Trust Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of Federal Trust Fund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018	2017		2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0116	0.0035		0.0000	(a)	0.0001		0.0001
Net realized gain	0.0009	0.0001		0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0125	0.0036		0.0000		0.0001		0.0001

Distributions(b)
From net investment income	(0.0125)	(0.0036)		(0.0000	)(c)	(0.0001)		(0.0001)
From net realized gain	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0125)	(0.0036)		(0.0000)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.26%	0.36%		0.00%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.49%	0.49%		0.52%		0.58%		0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%	0.42%		0.38%		0.08%		0.07%

Net investment income	1.16%	0.35%		0.00%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$13,751	$133,962		$242,959		$2,105		$3,683

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

45

Treasury Trust Fund

There were no Private Client Shares of Treasury Trust Fund outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of Treasury Trust Fund outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017		2016		2015		2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0127		0.0035		0.0002		0.0000	(a)	0.0000	(a)
Net realized gain (loss)	(0.0001)		0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0001

Net increase from investment operations	0.0126		0.0035		0.0002		0.0000		0.0001

Distributions(b)
From net investment income	(0.0126)		(0.0035)		(0.0002)		(0.0000	)(c)	(0.0000	)(c)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)

Total distributions	(0.0126)		(0.0035)		(0.0002)		(0.0000)		(0.0001)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.27%		0.35%		0.02%		0.00%		0.01%

Ratios to Average Net Assets
Total expenses	0.45%		0.45%		0.46%		0.46%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%		0.42%		0.28%		0.05%		0.04%

Net investment income	1.27%		0.35%		0.01%		0.00%		0.00%

Supplemental Data
Net assets, end of year (000)	$482,014		$483,138		$420,095		$428,958		$439,496

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

46

MuniCash

There were no Private Client Shares of MuniCash outstanding as of October 31, 2018; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each period presented.

	Dollar
	Year Ended October 31,
(For a share outstanding throughout each period)	2018		2017	2016		2015		2014
Net asset value, beginning of year	$1.0003		$1.0001	$1.00		$1.00		$1.00

Net investment income	0.0087		0.0033	0.0006		0.0001		0.0001
Net realized and unrealized gain	0.0000	(a)	0.0002	0.0013		0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0087		0.0035	0.0019		0.0001		0.0001

Distributions(b)
From net investment income	(0.0087)		(0.0033)	(0.0006)		(0.0001)		(0.0001)
From net realized gain	(0.0002)		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—		—	(0.0012)		—		—

Total distributions	(0.0089)		(0.0033)	(0.0018)		(0.0001)		(0.0001)

Net asset value, end of year	$1.0001		$1.0003	$1.0001		$1.00		$1.00

Total Return(d)
Based on net asset value	0.88	%(e)	0.35%	0.19%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.54%		0.56%	0.63	%(f)	0.74%		0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%		0.45%	0.30%		0.13%		0.17%

Net investment income	0.87%		0.33%	0.05%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$1,893		$1,623	$1,802		$2,045		$3,513

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for the Dollar class would have been 0.63%.

47

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

48

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

◾	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the fund after considering certain factors;

◾	securities issued by other registered investment companies that are money market funds; or

◾	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

49

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

Federal Trust Fund

Treasury Trust Fund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

ACCOUNTING SERVICES PROVIDER

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

50

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Private Client Shares	Fund Code
TempCash	225
Federal Trust Fund	255
Treasury Trust Fund	245
MuniCash	265

For other information call: (800) 441-7450 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Financial Intermediary. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) is available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PCS4-0219

STATEMENT OF ADDITIONAL INFORMATION

BLACKROCK LIQUIDITY FUNDS

TEMPCASH

TEMPFUND

FEDERAL TRUST FUND

FEDFUND

T-FUND

TREASURY TRUST FUND

CALIFORNIA MONEY FUND

MUNICASH

MUNIFUND

NEW YORK MONEY FUND

100 Bellevue Parkway, Wilmington, Delaware 19809 • Phone No. (800) 441-7450

This Statement of Additional Information of TempCash, TempFund, Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, California Money Fund, MuniCash, MuniFund and New York Money Fund (collectively, the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), is not a prospectus and should be read in conjunction with each of the current prospectuses of the Funds dated February 28, 2019, as they may from time to time be supplemented or revised, for: (i) the Administration, Cash Management, Cash Reserve, Dollar, Institutional, Capital, Private Client, Select and Premier Shares of the Funds; (ii) the Cash Plus Shares of TempCash, FedFund, California Money Fund, MuniCash and New York Money Fund; and (iii) the Plus Shares of TempFund, T-Fund, California Money Fund, MuniFund and New York Money Fund. No investment in shares should be made without reading the appropriate prospectus. This Statement of Additional Information is incorporated by reference in its entirety into each prospectus. The audited financial statements of each of the Funds are incorporated into this Statement of Additional Information by reference to the Funds’ Annual Report to Shareholders for the fiscal year ended October 31, 2018 (the “Annual Report”). Copies of the prospectuses and Annual Report for each of the Funds may be obtained, without charge, by writing to the Trust, 100 Bellevue Parkway, Wilmington, DE 19809 or calling BlackRock Liquidity Funds at (800) 441-7450.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “Commission” or the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no-action or other relief or permission from the SEC, SEC staff or other authority.

BLACKROCK ADVISORS, LLC — MANAGER

BLACKROCK INVESTMENTS, LLC — DISTRIBUTOR

The date of this Statement of Additional Information is February 28, 2019

Fund and Share Class	Ticker Symbol

TEMPCASH

Administration Shares	BLAXX

Cash Management Shares	BLMXX

Cash Plus Shares	—

Cash Reserve Shares	BLRXX

Dollar Shares	TCDXX

Institutional Shares	TMCXX

Capital Shares	TPCXX

Private Client Shares	—

Select Shares	—

Premier Shares	—

TEMPFUND

Administration Shares	BTMXX

Cash Management Shares	BRTXX

Cash Reserve Shares	BRRXX

Dollar Shares	TDOXX

Institutional Shares	TMPXX

Plus Shares	—

Capital Shares	TFCXX

Private Client Shares	BTVXX

Select Shares	BTBXX

Premier Shares	BFPXX

FEDERAL TRUST FUND

Administration Shares	BFTXX

Cash Management Shares	BFMXX

Cash Reserve Shares	BFDXX

Dollar Shares	TSDXX

Institutional Shares	TFFXX

Capital Shares	BECXX

Private Client Shares	—

Select Shares	—

Premier Shares	—

FEDFUND

Administration Shares	BLFXX

Cash Management Shares	BFFXX

Cash Plus Shares	—

Cash Reserve Shares	BFRXX

Dollar Shares	TDDXX

Institutional Shares	TFDXX

Capital Shares	BFCXX

Private Client Shares	BRPXX

Select Shares	BFBXX

Premier Shares	BUPXX

T-FUND

Administration Shares	BTAXX

Cash Management Shares	BPTXX

Cash Reserve Shares	BTRXX

Dollar Shares	TFEXX

Institutional Shares	TSTXX

Plus Shares	—

Capital Shares	BCHXX

Private Client Shares	BPVXX

Select Shares	BSLXX

Premier Shares	BEMXX

TREASURY TRUST FUND

Administration Shares	BITXX

Cash Management Shares	BTCXX

Cash Reserve Shares	BTFXX

Dollar Shares	TTDXX

Institutional Shares	TTTXX

Capital Shares	BUCXX

Private Client Shares	—

Select Shares	TSLXX

Premier Shares	—

CALIFORNIA MONEY FUND

Administration Shares	BLCXX

Cash Management Shares	BCCXX

Cash Plus Shares	—

Cash Reserve Shares	BCFXX

Dollar Shares	MUDXX

Institutional Shares	MUCXX

Plus Shares	—

Capital Shares	BPMXX

Private Client Shares	BCAXX

Select Shares	BCBXX

Premier Shares	BLBXX

MUNICASH

Administration Shares	BMAXX

Cash Management Shares	BRCXX

Cash Plus Shares	—

Cash Reserve Shares	BMRXX

Dollar Shares	MCDXX

Institutional Shares	MCSXX

Capital Shares	MCPXX

Private Client Shares	—

Select Shares	—

Premier Shares	—

Fund and Share Class	Ticker Symbol

MUNIFUND

Administration Shares	BIAXX

Cash Management Shares	BCMXX

Cash Reserve Shares	BMFXX

Dollar Shares	MFDXX

Institutional Shares	MFTXX

Plus Shares	—

Capital Shares	BPCXX

Private Client Shares	BMPXX

Select Shares	BMBXX

Premier Shares	BLSXX

NEW YORK MONEY FUND

Administration Shares	BLNXX

Cash Management Shares	BLYXX

Cash Plus Shares	—

Cash Reserve Shares	BNRXX

Dollar Shares	BPDXX

Institutional Shares	MUNXX

Plus Shares	—

Capital Shares	BNCXX

Private Client Shares	BYPXX

Select Shares	BIBXX

Premier Shares	BNBXX

GENERAL INFORMATION

BlackRock Liquidity Funds (the “Trust”) was organized as a Delaware statutory trust on October 21, 1998. It is the successor to the following five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for Federal Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal Fund for California Investors, Inc.; and (5) Municipal Fund for New York Investors, Inc. (collectively the “Predecessor Companies”). The Predecessor Companies were comprised of the Trust’s ten existing portfolios: TempCash, TempFund, Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, California Money Fund, MuniCash, MuniFund and New York Money Fund (each, a “Fund” and collectively, the “Funds”).

Each of TempCash, TempFund, California Money Fund, MuniCash and New York Money Fund is a non-retail, non-government money market fund under Rule 2a-7 under the 1940 Act (each an “Institutional Fund”). Each of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund is a government money market fund under Rule 2a-7 (each a “Government Fund”). MuniFund is a retail money market fund under Rule 2a-7 (the “Retail Fund”).

The Funds commenced operations as follows: TempCash — February 1984; TempFund — October 1973; Federal Trust Fund — December 1990; FedFund — October 1975; T-Fund — March 1980; Treasury Trust Fund — May 1989; California Money Fund — February 1983; MuniCash — February 1984; MuniFund — February 1980; and New York Money Fund — March 1983.

On February 10, 1999, each of the Funds was reorganized into a separate series of the Trust. The Trust is an open-end management investment company. Currently, the Trust offers shares of each of the ten Funds. Each Fund has elected to be classified as “diversified” under the 1940 Act, with the exception of California Money Fund and New York Money Fund. California Money Fund and New York Money Fund must satisfy the diversification requirements set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the 1940 Act. Each of the Funds offers Administration Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares, Capital Shares, Premier Shares, Private Client Shares and Select Shares. TempCash, FedFund, California Money Fund, MuniCash and New York Money Fund also offer Cash Plus Shares. TempFund, T-Fund, California Money Fund, MuniFund and New York Money Fund also offer Plus Shares.

On January 29, 2001, the Trust changed its name from “Provident Institutional Funds” to “BlackRock Provident Institutional Funds.” On January 28, 2004, the Trust changed its name from “BlackRock Provident Institutional Funds” to “BlackRock Liquidity Funds.” On February 21, 2008, the Funds changed the names of certain share classes as follows: “Bear Stearns Shares” were renamed “Select Shares”; “Bear Stearns Private Client Shares” were renamed “Private Client Shares”; “Bear Stearns Premier Shares” were renamed “Premier Shares”; and “Bear Stearns Premier Choice Shares” were renamed “Premier Choice Shares.” On March 10, 2017, “Premier Choice Shares” were renamed “Capital Shares.”

INVESTMENT STRATEGIES, RISKS AND POLICIES

Portfolio Transactions

Subject to the general control of the Trust’s Board of Trustees (“Board” or “Trustees”), BlackRock Advisors, LLC (“BlackRock” or the “Manager”), the Funds’ investment manager, is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds. BlackRock purchases portfolio securities for the Funds either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually without brokerage commissions. In making portfolio investments, BlackRock seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, BlackRock may, in its discretion, effect transactions in portfolio securities with dealers who provide the Funds with research advice or other services.

Investment decisions for each Fund are made independently from those of the other Funds or other investment company portfolios or accounts advised or managed by BlackRock or its affiliates. Such other portfolios may also invest in the same securities as the Funds. When purchases or sales of the same security are made at

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substantially the same time and price on behalf of such other portfolios, transactions are allocated as to amount, in a manner which BlackRock believes to be equitable to each Fund and its customers who also are acquiring securities. In some instances, this investment procedure may affect the size of the position obtained for a Fund. To the extent permitted by law, BlackRock may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.

The Funds will not execute portfolio transactions through or acquire portfolio securities issued by BlackRock, BlackRock Investments, LLC (“BRIL”) or any of their respective affiliated persons (as such term is defined in the 1940 Act), except to the extent permitted by the SEC. In addition, with respect to such transactions, securities, deposits and agreements, the Funds will not give preference to banks, savings and loan associations and other financial institutions (“Service Organizations”) with whom a Fund enters into agreements concerning the provision of support services to customers who beneficially own Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Plus Shares, Premier Shares, Capital Shares, Private Client Shares and Select Shares.

Federal Trust Fund and Treasury Trust Fund may engage in short-term trading for liquidity purposes. Each Fund’s annual portfolio turnover will be relatively high because of the short-term nature of securities that the Funds are permitted to hold under SEC rules. However, this turnover is not expected to have a material effect on a Fund’s net income. Each Fund’s portfolio turnover rate is expected to be zero for regulatory reporting purposes.

Investment Strategies and Policies

The following supplements information contained in the prospectuses concerning the Funds’ investment strategies and/or policies. To the extent an investment policy is discussed in this Statement of Additional Information (“SAI”) but not in the prospectuses, such policy is not a principal policy of the Funds. Except as indicated, the information below relates only to those Funds that are authorized to invest in the instruments or securities described below.

Banking Industry Obligations. For purposes of TempCash’s and TempFund’s investment policies, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign banks in which TempCash and TempFund may invest include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States.

Commercial Paper. TempCash and TempFund may purchase commercial paper that is rated at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) that rate such security (or its issuer), such as S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). Commercial paper purchasable by TempCash and TempFund includes “Section 4(a)(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(a)(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as TempCash or TempFund through or with the assistance of dealers who make a market in Section 4(a)(2) paper, thereby providing liquidity. Certain transactions in Section 4(a)(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act (see “Restricted Securities” below).

Cyber Security Issues. With the increased use of technologies such as the Internet to conduct business, each Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber

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attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by a Fund’s adviser, sub-adviser(s) and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds have established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by service providers to the Funds and issuers in which the Funds invest. The Funds and their shareholders could be negatively impacted as a result.

Domestic Issuers. The Trust considers any issuer organized under the laws of a United States jurisdiction to be a United States issuer, and for purposes of TempCash’s and TempFund’s investments, the Trust considers an issuer to be a United States domestic issuer even if it is organized outside of a United States jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States jurisdiction.

Forward Commitments. The Funds may purchase or sell money market securities on a forward commitment basis at fixed purchase terms. The purchase or sale will be recorded on the date a Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Fund’s NAV. The value of the security on the delivery date may be more or less than its purchase price. A Fund will segregate assets consisting of cash or liquid money market securities having a market value at all times at least equal to the amount of the forward purchase commitment. Although a Fund generally will enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so.

There can be no assurance that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than a Fund’s purchase price. The Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from appreciation in the value of the security during the commitment period.

Funding Agreements. TempCash and TempFund may invest in guaranteed investment contracts and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the Fund on a periodic basis guaranteed interest, which is based on an index. The funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a funding agreement becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. Each Fund will only purchase funding agreements from highly rated insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Manager under guidelines approved by the Board. Generally, funding agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some funding agreements does not currently exist.

Illiquid Investments. No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. The Manager will monitor the liquidity of illiquid investments under the supervision of the Board.

Inflation Risk. Like all mutual funds, the Funds are subject to inflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund’s assets can decline as can the value of a Fund’s distributions.

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Interest Rate Risk. The value of fixed income securities in the Funds can be expected to vary inversely with changes in prevailing interest rates. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities.

Interfund Lending Program. Pursuant to an exemptive order granted by the SEC (the “IFL Order”), an open-end BlackRock fund (referred to as a “BlackRock fund” in this subsection), including a Fund, to the extent permitted by its investment policies and restrictions and subject to meeting the conditions of the IFL Order, has the ability to lend money to, and borrow money from, other BlackRock funds pursuant to a master interfund lending agreement (the “Interfund Lending Program”). Under the Interfund Lending Program, BlackRock funds may lend or borrow money for temporary purposes directly to or from other BlackRock funds (an “Interfund Loan”). All Interfund Loans would consist only of uninvested cash reserves that the lending BlackRock fund otherwise would invest in short-term repurchase agreements or other short-term instruments. Pursuant to the Funds’ investment policies, each Fund may participate in the Interfund Lending Program as a borrower, but not as a lender. Typically the Funds will not need to participate as borrowers because the Funds are money market funds and are required to comply with the liquidity provisions of Rule 2a-7 under the 1940 Act.

If a BlackRock fund has outstanding bank borrowings, any Interfund Loans to such BlackRock fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the BlackRock fund, that event of default will automatically (without need for action or notice by the lending BlackRock fund) constitute an immediate event of default under the interfund lending agreement, entitling the lending BlackRock fund to call the Interfund Loan immediately (and exercise all rights with respect to any collateral), and cause such call to be made if the lending bank exercises its right to call its loan under its agreement with the borrowing BlackRock fund.

A BlackRock fund may borrow on an unsecured basis through the Interfund Lending Program only if its outstanding borrowings from all sources immediately after the borrowing total 10% or less of its total assets, provided that if the BlackRock fund has a secured loan outstanding from any other lender, including but not limited to another BlackRock fund, the borrowing BlackRock fund’s borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a borrowing BlackRock fund’s total outstanding borrowings immediately after an Interfund Loan under the Interfund Lending Program exceed 10% of its total assets, the BlackRock fund may borrow through the Interfund Lending Program on a secured basis only. A BlackRock fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the BlackRock fund’s investment restrictions.

No BlackRock fund may lend to another BlackRock fund through the Interfund Lending Program if the loan would cause the lending BlackRock fund’s aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A BlackRock fund’s Interfund Loans to any one BlackRock fund shall not exceed 5% of the lending BlackRock fund’s net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day’s notice by a lending BlackRock fund and may be repaid on any day by a borrowing BlackRock fund.

The limitations described above and the other conditions of the IFL Order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending BlackRock fund and the borrowing BlackRock fund. However, no borrowing or lending activity is without risk. When a BlackRock fund borrows money from another BlackRock fund under the Interfund Lending Program, there is a risk that

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the Interfund Loan could be called on one day’s notice, in which case the borrowing BlackRock fund may have to seek to borrow from a bank, which would likely involve higher rates, seek an Interfund Loan from another BlackRock fund, or liquidate portfolio securities if no lending sources are available to meet its liquidity needs. Interfund Loans are subject to the risk that the borrowing BlackRock fund could be unable to repay the loan when due, and a delay in repayment could result in a lost opportunity by the lending BlackRock fund or force the lending BlackRock fund to borrow or liquidate securities to meet its liquidity needs. No BlackRock fund may borrow more than the amount permitted by its investment restrictions.

Investment Company Securities. The Funds may invest in securities issued by other open-end or closed-end investment companies as permitted by the 1940 Act and their investment strategies. Investments in other investment companies may cause a Fund (and, indirectly, the Fund’s shareholders) to bear proportionately the costs incurred in connection with the other investment companies’ operations. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax and, with respect to any such securities issued by single state municipal bond funds, exempt from the applicable state’s income tax. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a security purchase is made: (a) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company; (b) not more than 10% of the Fund’s total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting securities of any one investment company will be owned by the Fund. A Fund, as discussed below in “Investment Limitations,” also may invest all of its assets in an open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund. Each Fund, pursuant to the 1940 Act and subject to certain conditions, may invest without limitation in affiliated registered and affiliated unregistered money market funds. (Alternatively, each Fund may rely on an exemptive order received from the SEC permitting it to invest in affiliated registered money market funds and in an affiliated private investment company, provided however, that in all cases the Fund’s aggregate investment of cash in shares of such investment companies shall not exceed 25% of the Fund’s total assets at any time.) As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees). Investments by a Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

Loan Participations. TempCash and TempFund may purchase loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. TempCash and TempFund may purchase interests in loan participations for which the underlying loan is issued by borrowers in whose obligations the Funds are permitted to invest. Such loan participations may have a demand provision that permits the Fund to require repayment within seven days. However, participations may not have such a demand provision and may not be otherwise marketable. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

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Mortgage-Related and Other Asset-Backed Securities. TempCash, TempFund and FedFund may purchase mortgage-related and other asset-backed securities. Mortgage-related securities include fixed and adjustable rate Mortgage Pass-Through Certificates, which provide the holder with a share of the interest and principal payments on a pool of mortgages, ordinarily backed by residential properties. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Pass-Through Certificates guaranteed by the Government National Mortgage Association (“Ginnie Mae”) (such certificates are also known as “Ginnie Maes”) are guaranteed as to the timely payment of principal and interest by Ginnie Mae, whose guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury Department to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association (“Fannie Mae”) include Fannie Mae guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are guaranteed as to timely payment of principal and interest by Fannie Mae. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of Fannie Mae to borrow from the U.S. Treasury Department. Fannie Mae was established as a federal agency in 1938 and in 1968 was chartered by Congress as a private shareholder-owned company. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a stockholder-owned corporation chartered by Congress in 1970. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. While Freddie Mac generally does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. On September 6, 2008, Director James Lockhart of the Federal Housing Finance Agency (“FHFA”) appointed FHFA as conservator of both Fannie Mae and Freddie Mac. In addition the U.S. Treasury Department agreed to provide Fannie Mae and Freddie Mac up to $100 billion of capital each on an as needed basis to insure that they continue to provide liquidity to the housing and mortgage markets.

TempCash only may invest in classes of collateralized mortgage obligations (“CMOs”) deemed to have a remaining maturity of 13 months or less in accordance with the requirements of Rule 2a-7 under the 1940 Act. Each class of a CMO, which frequently elects to be taxed as a real estate mortgage investment conduit (“REMIC”), represents a direct ownership interest in, and the right to receive a specified portion of, the cash flow consisting of interest and principal on a pool of residential mortgage loans or mortgage pass-through securities (“Mortgage Assets”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including Ginnie Mae, Fannie Mae and Freddie Mac, or issued by trusts formed by private originators of, or investors in, mortgage loans. Classes in CMOs which TempCash may hold are known as “regular” interests. TempCash may also hold “residual” interests, which in general are junior to and significantly more volatile than “regular interests.” The residual in a CMO structure generally represents the interest in any excess cash flow or tax liability remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. The market for CMOs may be more illiquid than that of other securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and

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principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

PACs are parallel pay REMIC pass-through or participation certificates (“REMIC Certificates”), which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches (often called “supports” or “companion” tranches) tend to have market prices and yields that are more volatile than the PAC classes.

TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC’s payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular sequential paying class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

TempCash and TempFund may also invest in non-mortgage asset-backed securities (e.g., backed by installment sales contracts, credit card receivables or other assets). Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.

In general, the assets supporting non-mortgage asset-backed securities are of shorter maturity than the assets supporting mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

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These characteristics may result in a higher level of price volatility for asset-backed securities with prepayment features under certain market conditions. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

Municipal Obligations. TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund may purchase municipal obligations. Municipal obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities (“Municipal Obligations”). Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if, in the opinion of counsel to the issuer, the interest paid thereon is exempt from regular federal income tax.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, the Tax Reform Act of 1986 required that interest on certain private activity bonds be included in an investor’s alternative minimum taxable income, and that corporate investors include all tax-exempt interest in the calculation of adjusted current earnings for purposes of determining the corporation’s alternative minimum tax liability. However, most bonds issued in 2009 and 2010 have been excluded from these rules by the American Recovery and Reinvestment Act of 2009. Future legislative proposals, if enacted into law, regulations, rulings or court decisions may cause interest on Municipal Obligations to be subject, directly or indirectly, to federal income taxation or may cause interest on Municipal Obligations that are presently exempt from state and local taxation to be subject to state or local income taxation, or the value of such Municipal Obligations to be subject to state or local intangible personal property tax, or may otherwise prevent a Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in a Fund. The Trust cannot predict what legislation or regulations, if any, may be proposed in Congress or promulgated by the U.S. Treasury Department or by various states as regards the federal, state or local income tax exemption of interest on such obligations or the impact of such legislative and regulatory activity on such exemption.

The two principal classifications of Municipal Obligations which may be held by the Funds are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the municipal issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

The Funds’ portfolios may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and ratings may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Funds, an issue of Municipal

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Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Manager will consider such an event in determining whether the Funds should continue to hold the obligation.

An issuer’s obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors generally, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

Among other types of Municipal Obligations that the Funds may purchase are short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in other types of instruments the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax, including general obligation and private activity bonds, provided they have remaining maturities of 13 months or less at the time of purchase.

TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund may hold derivatives that, in the opinion of counsel to the issuer of the derivative, are tax-exempt, and which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond’s fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Funds may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on derivatives in the form of custodial receipts is tax-exempt, and accordingly, purchases of any such receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Funds nor the Manager will independently review the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinion.

Before purchasing a tax-exempt derivative for such Funds, the Manager is required by the Funds’ procedures to conclude that the tax-exempt security and the supporting short-term obligation involve minimal credit risks and are Eligible Securities under the Funds’ Rule 2a-7 procedures. In evaluating the creditworthiness of the entity obligated to purchase the tax-exempt security, the Manager will review periodically the entity’s relevant financial information.

Repurchase Agreements. TempCash, TempFund, FedFund and T-Fund may enter into repurchase agreements. In a repurchase agreement, a Fund purchases securities from counterparties, such as banks and broker-dealers, which must be deemed creditworthy by the Manager, subject to the seller’s agreement to repurchase them at an agreed upon time and price. In accordance with guidance issued by the Staff of the SEC, TempCash, TempFund, FedFund and T-Fund may also transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements. The Board has established and periodically reviews procedures applicable to transactions involving such joint accounts.

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The securities subject to a repurchase agreement may bear maturities exceeding 13 months, provided the repurchase agreement itself matures in 13 months or less. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest and any accrued premium). Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations of the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempCash and TempFund repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempCash and TempFund, however, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs or include classes of CMOs issued by agencies and instrumentalities of the U.S. Government, such as IOs and POs, residual interests, PAC certificates and TAC certificates. Collateral for a repurchase agreement may also include securities that TempCash or TempFund could not hold directly without the repurchase obligation. The ratings by NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity, and interest rate may have different market prices. Appendix A to this SAI contains a description of the relevant rating symbols used by NRSROs for commercial paper that may be purchased by each Fund. See “Mortgage-Related and Other Asset-Backed Securities” for ratings information about IOs, POs, PACs and TACs.

Irrespective of the type of collateral underlying the repurchase agreement, the Fund must determine that a repurchase obligation with a particular counterparty involves minimal credit risk to the Fund and otherwise satisfies the credit quality standards applicable to the acquisition of an instrument issued by such counterparty in compliance with Rule 2a-7 under the 1940 Act.

The repurchase price under the repurchase agreements described in the Funds’ prospectuses generally equals the price paid by that Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Funds’ custodian or sub-custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act, and for tax purposes generally. It is not clear whether for other purposes a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by a Fund to the seller.

Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral.

Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many repurchase agreements and purchase and sale contracts, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, take foreclosure action, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing repurchase agreements and purchase and sale contracts or to realize amounts to be received under such agreements.

If, in the event of bankruptcy or insolvency proceedings concerning the seller of the securities, a court holds that the Fund does not have a perfected security interest in the securities, the Fund may be required to return

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the securities to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Funds utilize custodians and subcustodians that the Manager believes follow customary securities industry practice with respect to repurchase agreements, and the Manager analyzes the creditworthiness of the obligor, in this case the seller of the securities. However, because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the securities. Such a delay may involve loss of interest or a decline in the value of the securities or other collateral, in which case a Fund may not recover the full amount it paid for the securities and would retain the status of an unsecured creditor of the seller (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt of the defaulting seller) with respect to the amount of the shortfall. Certain Funds may enter into repurchase agreements that involve securities that would be subject to a court “stay” in the event of the seller’s bankruptcy or insolvency. A “stay” will prevent a Fund from selling the securities it holds under a repurchase agreement until permitted by a court. In these situations a Fund will be subject to greater risk that the value of the securities will decline before they are sold, and that the Fund will experience a loss.

Apart from the risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, whether or not the seller is bankrupt or insolvent. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. It is possible that, with respect to certain repurchase agreements, a trustee for a bankrupt or insolvent seller could be able to demand the return of any additional securities that were previously delivered to the Fund for this purpose, and a Fund could incur a loss for this reason.

Restricted Securities. TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund may each invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (e.g., Rule 144A securities). Rule 144A under the 1933 Act allows for an institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to “qualified institutional buyers.” The Manager will monitor the liquidity of restricted securities under the supervision of the Board. In reaching liquidity decisions, the Manager will consider, inter alia, the following factors: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the Rule 144A security; (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers; (4) dealer undertakings to make a market in the Rule 144A security; (5) the trading markets for the Rule 144A security; and (6) the nature of the Rule 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method of soliciting offers and the mechanics of the transfer).

Reverse Repurchase Agreements. Each of TempCash, TempFund, FedFund and T-Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is temporarily borrowing money at an agreed upon interest rate from the purchaser of the security, and the security sold represents collateral for the loan.

A Fund’s investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. A Fund will maintain in a segregated account liquid securities at least equal to its purchase obligations under these agreements. The Manager will evaluate the creditworthiness of the

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other party in determining whether a Fund will enter into a reverse repurchase agreement. The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by a Fund with the proceeds of such an agreement may decline in value, although the Fund is obligated to repurchase the securities sold to the counterparty at the agreed upon price. In addition, the market value of the securities sold by a Fund may decline below the repurchase price to which the Fund remains committed.

Reverse repurchase agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. Each of TempCash, TempFund, FedFund and T-Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements and securities lending transactions. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Additionally, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many reverse repurchase agreements, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, take foreclosure action, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing reverse repurchase agreements or to realize amounts to be received under such agreements.

Securities Lending. Each of TempCash, TempFund, FedFund and T-Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will only be made to borrowers deemed by the Manager to be creditworthy.

Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements.

Short-Term Trading. The Funds may engage in short-term trading for liquidity purposes. Increased trading may provide greater potential for capital gains and losses, and also involves correspondingly greater trading costs which are borne by the Fund involved. The Manager will consider such costs in determining whether or not a Fund should engage in such trading.

Special Risks with Respect to California Money Fund. For a discussion of economic and other conditions in the State of California, see Appendix B — “Special Considerations Regarding Investments in California Municipal Securities” to this SAI.

Special Risks with Respect to New York Money Fund. For a discussion of economic and other conditions in the State of New York, see Appendix C — “Special Considerations Regarding Investments in New York Municipal Securities” to this SAI.

Stand-By Commitments. TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund may acquire stand-by commitments. Under a stand-by commitment, a dealer would agree to purchase at a Fund’s option specified Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as “put” options.) Stand-by commitments for Municipal Obligations may be exercisable by a Fund at any time before

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the maturity of the underlying Municipal Obligations and may be sold, transferred, or assigned only with the instruments involved. A Fund’s right to exercise stand-by commitments will be unconditional and unqualified.

Special Considerations Regarding Foreign Investments. Investments by TempCash, TempFund, California Money Fund, MuniCash, MuniFund and New York Money Fund in securities issued or supported by foreign entities, including foreign governments, foreign banks and foreign branches of U.S. banks, or investments supported by such entities, may subject the Funds to investment risks that are different in some respects from those of investments in obligations of U.S. domestic issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, interest limitations, the possible establishment of exchange controls, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire U.S. dollar-denominated securities issued by foreign issuers, including foreign governments, foreign banks and foreign branches of U.S. banks, only when the Manager believes that the risks associated with such instruments are minimal.

U.S. Government Obligations. Examples of the types of U.S. Government obligations that may be held by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Ginnie Mae, Fannie Mae, Federal Financing Bank, General Services Administration, The Co-operative Central Bank, Federal Home Loan Banks, Freddie Mac, Farm Credit System and Tennessee Valley Authority. The Funds may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such obligations of Ginnie Mae, Fannie Mae and Freddie Mac.

To the extent consistent with their respective investment objectives, the Funds may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. Government or its agencies, instrumentalities or U.S. Government sponsored enterprises. Not all U.S. Government obligations carry the same credit support. No assurance can be given that the U.S. Government would provide financial support to its agencies, instrumentalities or U.S. Government sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

Variable and Floating Rate Instruments. Each Fund may purchase variable and floating rate instruments. Variable and floating rate instruments are subject to the credit quality standards described in the prospectuses. A Fund invests in variable or floating rate notes only when the Manager deems the investment to involve minimal credit risk. In some cases, the Funds may require that the obligation to pay the principal of the instrument be backed by a letter of credit or guarantee. Such instruments may carry stated maturities in excess of 13 months provided that the maturity-shortening provisions stated in Rule 2a-7 are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Fund may be entitled to principal on demand and may be able to resell such notes in the dealer market.

Variable and floating rate instruments held by a Fund may have maturities of more than 13 months provided: (i) the Fund is entitled to the payment of principal and interest at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice, unless the instrument is guaranteed by the U.S. Government or its agencies and/or instrumentalities, and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months.

In determining a Fund’s average weighted portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Fund’s average weighted portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. In addition, a variable or floating

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rate instrument issued or guaranteed by the U.S. Government or its agencies and/or instrumentalities will be deemed by a Fund to have a maturity equal to the period remaining until its next interest rate adjustment (in the case of a variable rate instrument) or one day (in the case of a floating rate instrument). Variable and floating rate notes are frequently rated by credit rating agencies, and their issuers must satisfy the Fund’s quality and maturity requirements. If an issuer of such a note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of an active secondary market and might, for this or other reasons, suffer a loss.

When-Issued and Delayed Settlement Transactions. The Funds may utilize when-issued and delayed settlement transactions. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. Delayed settlement describes settlement of a securities transaction some time in the future. A Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed settlement basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase when-issued or delayed settlement securities, the Fund’s custodian will ensure that the Fund has designated securities at least equal to the amount of the commitment (i.e., notational segregation) that are deemed liquid and marked-to-market daily. A Fund’s liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments. When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of a Fund’s investment objective. Each Fund reserves the right to sell these securities before the settlement date if it is deemed advisable.

Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many agreements with respect to when-issued, TBA and forward commitment transactions, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing agreements with respect to these transactions or to realize amounts to be received under such agreements.

* * * *

Regulation Regarding Derivatives. The Commodity Futures Trading Commission (“CFTC”) subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. To the extent a Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, BlackRock has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. BlackRock is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees of the Trust and the Board of Directors of BlackRock have each approved Portfolio Information Distribution Guidelines (the “Policy”) regarding the disclosure of each Fund’s portfolio securities, as applicable, and other portfolio information. The purpose of the Policy is to ensure that (i) shareholders and prospective shareholders of the Funds have equal access to portfolio holdings and characteristics and (ii) third parties (such as consultants, intermediaries and third-party data providers) have access to such information no more frequently than shareholders and prospective shareholders.

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Pursuant to the Policy, the Trust and the Manager may, under certain circumstances as set forth below, make selective disclosure with respect to a Fund’s Portfolio Characteristics (as defined below) and Portfolio Holdings (as defined below). The Board of Trustees has approved the adoption by the Trust of the Policy, and employees of BlackRock are responsible for adherence to the Policy. The Board of Trustees provides ongoing oversight of the Trust’s and Manager’s compliance with the Policy.

Disclosure of material non-public information (“Confidential Information”) about a Fund’s Portfolio Holdings and/or Portfolio Characteristics is prohibited, except as provided in the Policy.

Confidential Information relating to a Fund may not be distributed to persons not employed by BlackRock unless the Fund has a legitimate business purpose for doing so and appropriate confidentiality obligations are in effect.

•	Portfolio Holdings: “Portfolio Holdings” are a Fund’s portfolio securities and other instruments, and include, but are not limited to:

•	for equity securities, information such as issuer name, CUSIP, ticker symbol, total shares and market value;

•	for fixed income securities, information such as issuer name, CUSIP, ticker symbol, coupon, maturity, current face value and market value;

•	for all securities, information such as quantity, SEDOL, market price, yield, WAL, duration and convexity as of a specific date;

•	for derivatives, indicative data including, but not limited to, pay leg, receive leg, notional amount, reset frequency and trade counterparty; and

•

trading strategies, specific portfolio holdings, including the number of shares held, weightings of particular holdings, trading details, pending or recent transactions and portfolio management plans to purchase or sell particular securities or allocation within particular sectors.

•

Portfolio Characteristics: “Portfolio Characteristics” include, but are not limited to, sector allocation, credit quality breakdown, maturity distribution, duration and convexity measures, average credit quality, average maturity, average coupon, top 10 holdings with percent of the fund held, average market capitalization, capitalization range, risk related information (e.g., value at risk, standard deviation), ROE, P/E, P/B, P/CF, P/S and EPS.

•

Additional characteristics specific to money market funds include, but are not limited to, historical daily and weekly liquid assets (as defined under Rule 2a-7) and historical fund net inflows and outflows.

Information that is non-material or that may be obtained from public sources (i.e., information that has been publicly disclosed via a filing with the SEC (e.g., a fund annual report), through a press release or placement on a publicly-available internet website), or information derived or calculated from such public sources shall not be deemed Confidential Information.

Portfolio Holdings and Portfolio Characteristics may be disclosed in accordance with the below schedule.

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Open-End Mutual Funds (Excluding Money Market Funds)

Time Periods (Calendar Days)
	Prior to 5 Calendar Days After Month-End	5-20 Calendar Days After Month-End	20 Calendar Days After Month-End To Date of Public Filing
Portfolio Holdings	Cannot disclose without non-disclosure or confidentiality agreement and Chief Compliance Officer (“CCO”) approval.		May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg), except with respect to Global Allocation funds* (whose holdings may be disclosed 40 calendar days after quarter-end based on the applicable fund’s fiscal year end) and BlackRock Core Bond Portfolio and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds V, BlackRock Strategic Global Bond Fund, Inc., Master Total Return Portfolio of Master Bond LLC and BlackRock Total Return V.I. Fund of BlackRock Variable Series Funds II, Inc. (each of whose portfolio holdings may be disclosed 60 calendar days after month-end). If Portfolio Holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics	Cannot disclose without non-disclosure or confidentiality agreement and CCO approval*, **	May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg). If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

* Global Allocation: For purposes of portfolio holdings, Global Allocation funds include BlackRock Global Allocation Fund, Inc., BlackRock Global Allocation Portfolio of BlackRock Series Fund, Inc. and BlackRock Global Allocation V.I. Fund of BlackRock Variable Series Funds, Inc. Information on certain Portfolio Characteristics of BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund is available, upon request, to insurance companies that use these funds as underlying investments (and to advisers and sub-advisers of funds invested in BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund) in their variable annuity contracts and variable life insurance policies on a weekly basis (or such other period as may be determined to be appropriate). Disclosure of such characteristics of these two funds constitutes a disclosure of Confidential Information and is being made for reasons deemed appropriate by BlackRock and in accordance with the requirements set forth in these guidelines. If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

** Strategic Income Opportunities: Information on certain Portfolio Characteristics of BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds V may be made available to shareholders, prospective shareholders, intermediaries, consultants and third party data providers, upon request on a more frequent basis as may be deemed appropriate by BlackRock from time-to-time.

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Money Market Funds

Time Periods (Calendar Days)
	Prior to 5 Calendar Days After Month-End	5 Calendar Days After Month-End to Date of Public Filing
Portfolio Holdings

Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following portfolio holdings information may be released as follows:

• Weekly portfolio holdings information released on the website at least one business day after week-end.

• Other information as may be required under Rule 2a-7 (e.g., name of issuer, category of investment, principal amount, maturity dates, yields).

May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If portfolio holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics

Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following information may be released on the Fund’s website daily:

• Historical NAVs per share calculated based on market factors (e.g., marked to market)

• Percentage of fund assets invested in daily and weekly liquid assets (as defined under Rule 2a-7)

• Daily net inflows and outflows

• Yields, SEC yields, WAM, WAL, current assets

• Other information as may be required by Rule 2a-7

May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

Guidelines for Confidential and Non-Material Information. Confidential Information may be disclosed to the Trust’s Board of Trustees and its counsel, outside counsel for the Fund, the Fund’s auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure or confidentiality agreement is in place with such service providers. With respect to Confidential Information, the Fund’s CCO or his or her designee may authorize the following, subject in the case of (ii) and (iii) to a confidentiality or non-disclosure arrangement:

(i)	the preparation and posting of the Fund’s Portfolio Holdings and/or Portfolio Characteristics to its website on a more frequent basis than authorized above;

(ii)	the disclosure of the Fund’s Portfolio Holdings to third-party service providers not noted above; and

(iii)	the disclosure of the Fund’s Portfolio Holdings and/or Portfolio Characteristics to other parties for legitimate business purposes.

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Fact Sheets and Reports

•

Fund Fact Sheets are available to shareholders, prospective shareholders, intermediaries and consultants on a monthly or quarterly basis no earlier than the fifth calendar day after the end of a month or quarter.

•

Money Market Performance Reports are typically available to shareholders, prospective shareholders, intermediaries and consultants by the tenth calendar day of the month (and on a one day lag for certain institutional funds). They contain monthly money market Fund performance, rolling 12-month average and benchmark performance.

Other Information. The Policy shall also apply to other Confidential Information of a Fund such as performance attribution analyses or security-specific information (e.g., information about Fund holdings where an issuer has been downgraded, been acquired or declared bankruptcy).

Data on NAVs, asset levels (by total Fund and share class), accruals, yields, capital gains, dividends and fund returns (net of fees by share class) are generally available to shareholders, prospective shareholders, consultants, and third-party data providers upon request, as soon as such data is available.

Contact Information. For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors should call the number set out on the back cover of the Funds’ prospectuses.

Compensation. Neither a Fund, a service provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form in connection with the disclosure of information about such Fund’s Portfolio Holdings or Portfolio Characteristics.

Ongoing Arrangements. The Manager has entered into ongoing agreements to provide selective disclosure of Fund Portfolio Holdings to the following persons or entities:

1.	Trust’s Board of Trustees and, if necessary, independent Trustees’ counsel and Fund counsel.

2.	Funds’ transfer agent.

3.	Funds’ Custodian.

4.	Funds’ Administrator, if applicable.

5.	Funds’ independent registered public accounting firm.

6.	Funds’ accounting services provider.

7.	Independent rating agencies — Morningstar, Inc., Lipper Inc., S&P, Moody’s, Fitch.

8.	Information aggregators — Markit on Demand, Thomson Financial and Bloomberg, eVestments Alliance, Informa/PSN Investment Solutions, Crane Data and iMoneyNet.

9.	Sponsors of 401(k) plans that include BlackRock-advised funds — E.I. Dupont de Nemours and Company, Inc.

10.

Sponsors and consultants for pension and retirement plans that invest in BlackRock-advised funds — Rocaton Investment Advisors, LLC, Mercer Investment Consulting, Callan Associates, Brockhouse & Cooper, Cambridge Associates, Morningstar/Investorforce, Russell Investments (Mellon Analytical Solutions), Wilshire Associates and JPMorgan Chase Bank, N.A.

11.

Pricing Vendors — Reuters Pricing Service, Bloomberg, FT Interactive Data (FT IDC), ITG, Telekurs Financial, FactSet Research Systems, Inc., JP Morgan Pricing Direct (formerly Bear Stearns Pricing Service), Standard and Poor’s Security Evaluations Service, Lehman Index Pricing, Bank of America High Yield Index, Loan Pricing Corporation (LPC), LoanX, Super Derivatives, IBoxx Index, Barclays Euro Gov’t Inflation-Linked Bond Index, JPMorgan Emerging & Developed Market Index, Reuters/WM Company, Nomura BPI Index, Japan Securities Dealers Association, Valuation Research Corporation and Murray, Devine & Co., Inc.

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12.	Portfolio Compliance Consultants — Oracle/i-Flex Solutions, Inc.

13.

Third-party feeder funds — Alight Money Market Fund, Alight Series Trust, Alight Financial Solutions LLC, Homestead, Inc., Transamerica, State Farm Mutual Fund and Sterling Capital Funds and their respective boards, sponsors, administrators and other service providers.

14.	Affiliated feeder funds — Treasury Money Market Fund (Cayman) and its board, sponsor, administrator and other service providers.

15.	Other — Investment Company Institute, Mizuho Asset Management Co., Ltd., Nationwide Fund Advisors and State Street Bank and Trust Company.

With respect to each such arrangement, the Trust has a legitimate business purpose for the release of information. The release of the information is subject to confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided. The Trust, BlackRock and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

The Trust and BlackRock monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Trust’s and BlackRock’s Codes of Ethics — all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit — BlackRock’s compliance personnel under the supervision of the Trust’s CCO, monitor BlackRock’s securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, BlackRock maintains an internal restricted list to prevent trading by the personnel of BlackRock or its affiliates in securities — including securities held by a Fund — about which BlackRock has Confidential Information. There can be no assurance, however, that the Trust’s policies and procedures with respect to the selective disclosure of Portfolio Holdings will prevent the misuse of such information by individuals or firms that receive such information.

INVESTMENT LIMITATIONS

The following is a complete list of investment limitations and policies applicable to each of the Funds or, as indicated below, to specific Funds, that may not be changed without the affirmative votes of the holders of a majority of each Fund’s outstanding shares (as defined below under “Miscellaneous — Shareholder Vote”):

1. A Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.

2. A Fund may not act as an underwriter of securities. A Fund will not be an underwriter for purposes of this limitation if it purchases securities in transactions in which the Fund would not be deemed to be an underwriter for purposes of the 1933 Act.

3. A Fund may not make loans. The purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements are not treated as the making of loans for purposes of this limitation.

4. A Fund may not purchase or sell real estate. The purchase of securities secured by real estate or interests therein are not considered to be a purchase of real estate for the purposes of the limitation.

5. A Fund may not purchase or sell commodities or commodities contracts.

6. A Fund may, notwithstanding any other fundamental investment limitations, invest all of its assets in a single open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

7. TempCash, TempFund, MuniCash and MuniFund: The Funds may not purchase the securities of any issuer if as a result more than 5% of the value of such Fund’s assets would be invested in the securities of such issuer except that up to 25% of the value of such Fund’s assets may be invested without regard to this 5% limitation.

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8. TempFund: TempFund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities, certificates of deposit, and bankers’ acceptances and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy. (The Fund interprets the exception for “certificates of deposit, and bankers’ acceptances” in this fundamental policy to include other similar obligations of domestic banks and interprets this exception to apply to certificates of deposit and other similar obligations of U.S. branches of foreign banks.)

9. TempCash: TempCash may not purchase any securities which would cause, at the time of purchase, less than 25% of the value of its total assets to be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position) or which would cause, at the time of purchase, 25% or more of the value of its total assets to be invested in the obligations of issuers in any other industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills and other obligations issued or guaranteed by the federal government, its agencies and instrumentalities and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.

10. California Money Fund and New York Money Fund: Each of these Funds may not purchase any securities which would cause 25% or more of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions.

11. MuniCash and MuniFund: (a) Under normal circumstances, the Funds may not invest less than 80% of their respective net assets, plus the amount of any borrowings for investment purposes, in a broad range of Municipal Obligations, the income from which, in the opinion of issuers’ bond counsel or, in the case of derivative securities, sponsor’s counsel, is exempt from regular federal income tax. In the alternative, at least 80% of the income distributed by these Funds will be exempt, in the opinion of issuers’ bond counsel or, in the case of derivative securities, sponsor’s counsel, from regular federal income tax.

(b) Each of these Funds may not purchase any securities which would cause 25% or more of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or tax-exempt obligations issued or guaranteed by any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions.

12. FedFund and T-Fund: The Funds may not purchase any securities which would cause 25% or more of the value of such Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities and repurchase agreements secured by such obligations.

13. Federal Trust Fund and Treasury Trust Fund: The Funds may not purchase any securities which would cause 25% or more of the value of such Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.

Under its non-fundamental investment restrictions, which may be changed by the Board without shareholder approval, each Fund may not:

1. Purchase securities of other investment companies, except to the extent permitted by the 1940 Act. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions)

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of the 1940 Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

* * *

For purposes of industry concentration policies applicable to MuniCash and MuniFund and industry concentration limitations applicable to New York Money Fund and California Money Fund, governments or political subdivisions of governments, or their agencies or instrumentalities that issue tax-exempt securities, are not considered to be members of any industry.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

General

Information on how to purchase and redeem each Fund’s shares is included in the applicable prospectuses. The issuance of shares is recorded on a Fund’s books. Share certificates are not issued for any shares.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

The regulations of the Comptroller of the Currency provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. The Trust believes that the purchase of shares of the Funds by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account.

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in the Funds’ prospectuses and this SAI, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one business day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the New York Stock Exchange (“NYSE”) is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.

For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection;

f.

For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below); or

g.

For any period during which an Institutional Fund or the Retail Fund, at the discretion of the Board, has temporarily suspended redemptions of shares due to a decline in the Institutional Fund’s or Retail Fund’s weekly liquid assets pursuant to Rule 2a-7 (as discussed in the Funds’ prospectuses).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of a Government Fund or the Retail Fund, such Government Fund’s or Retail Fund’s calculated NAV per share has

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deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

In addition, if, in the opinion of the Trustees of the Trust, ownership of shares has or may become concentrated to an extent which would cause a Fund to be deemed a personal holding company, a Fund may compel the redemption of, reject any order for or refuse to give effect on the books of a Fund to the transfer of a Fund’s shares in an effort to prevent that consequence. A Fund may also redeem shares involuntarily if such redemption appears appropriate in light of a Fund’s responsibilities under the 1940 Act or otherwise. The Retail Fund reserves the right to redeem shares in any account that it cannot confirm to its satisfaction is beneficially owned by a natural person, after providing at least 60 days’ advance notice. If the Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other property. Although Fund shares normally will be redeemed for cash upon receipt of a request in proper form, the Trust retains the right to redeem some or all of the Fund’s shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders or to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, by delivery of securities and other assets selected from the Fund’s portfolio holdings at its discretion. In-kind payment means payment will be made in portfolio securities and other assets rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities and other assets to cash. In an in-kind redemption, a pro rata portion of a Fund’s portfolio holdings will generally be distributed to the redeeming shareholder. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the Fund. The redemption price is the NAV per share next determined after the initial receipt of proper notice of redemption. In certain instances, a Fund may redeem shares pro rata from each shareholder of record without payment of monetary consideration.

The Board will be permitted to impose a liquidity fee on redemptions from each Institutional Fund or the Retail Fund (up to 2%) or temporarily restrict redemptions from each Institutional Fund or the Retail Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the Funds’ prospectuses for additional information about liquidity fees and redemption gates.

Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a “Master Account”). Institutions investing in more than one of the portfolios, or classes of shares, must maintain a separate Master Account for each Fund’s class of shares. Institutions may also arrange with BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) for certain sub-accounting services (such as purchase, redemption, and dividend record keeping). Sub-accounts may be established by name or number either when the Master Account is opened or later.

A Fund may authorize one or more Service Organizations to accept purchase and redemption orders on its behalf. Such Service Organizations may be authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. If you purchase or redeem shares through a Service Organization or its designee, that entity may have its own earlier deadlines for the receipt of the purchase or redemption order than those stated in the Funds’ prospectuses. A Fund will be deemed to have received a purchase or redemption order when a Service Organization or, if applicable, that Service Organization’s authorized designee, accepts the order. These orders will be priced at the Fund’s NAV per share next calculated after they are so accepted.

Fund shares normally begin accruing dividends on the business day on which the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. However, if you buy shares through a Service Organization that has contracted with a Fund to trade through certain electronic platforms where same day cash settlement is impracticable, you will begin accruing dividends on the business day following the day the purchase order for the shares is effected and continue to accrue dividends through (and including) the business day on which such shares are redeemed. Additionally, if the Federal Reserve Bank

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of Philadelphia is closed on the day redemption proceeds would otherwise be wired, causing the wiring of such proceeds to be delayed by one business day, dividends will be accrued through (and including) the day prior to the business day on which such proceeds are wired.

The Funds have not entered into any arrangements with any person permitting frequent purchases and redemptions of Fund shares.

Shares of the Funds are only made available to institutional investors purchasing on their own behalf or on behalf of their customers except that Trustees of the Trust are eligible to purchase Institutional Shares of the Funds without regard to any minimum investment amount that would otherwise apply.

Each Fund may borrow from another BlackRock-advised Fund pursuant to the Interfund Lending Program in order to meet redemption requests, to the extent permitted by the Fund’s investment policies and restrictions, as set forth above under “Investment Limitations,” and subject to the conditions of the IFL Order, as described above under “Investment Strategies, Risks and Policies — Interfund Lending Program.”

Net Asset Value

NAV per share of each share in a particular Fund is calculated by adding the value of all portfolio securities and other assets belonging to a Fund, subtracting the Fund’s liabilities, and dividing the result by the number of outstanding shares in the Fund. “Assets belonging to” a Fund consist of the consideration received upon the issuance of Fund shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets not belonging to a particular portfolio. Assets belonging to a Fund are charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust allocated on a daily basis in proportion to the relative net assets of each series of the Trust. Determinations made in good faith and in accordance with generally accepted accounting principles by the Board as to the allocation of any assets or liabilities with respect to a Fund are conclusive. The expenses that are charged to a Fund are borne equally by each share of the Fund, and payments to Service Organizations are borne solely by the Administration Shares, Capital Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Plus Shares, Premier Shares, Private Client Shares and Select Shares, as applicable.

Government Funds and Retail Fund

In computing the NAV of its shares for purposes of sales and redemptions, each Government Fund and the Retail Fund uses the amortized cost method of valuation pursuant to Rule 2a-7. Under this method, a Government Fund or the Retail Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate accretion of any discount or amortization of any premium until maturity of the security. As a result, the value of a portfolio security for purposes of determining NAV normally does not change in response to fluctuating interest rates. While the amortized cost method seems to provide certainty in portfolio valuation, it may result in valuations of a Government Fund’s or the Retail Fund’s securities which are higher or lower than the market value of such securities.

The Board has also established procedures, pursuant to rules promulgated by the SEC, that are intended to stabilize each Government Fund’s and the Retail Fund’s NAV per share for purposes of sales and redemptions at $1.00. Such procedures include the determination at least daily, and at such other intervals as the Board deems appropriate, of the extent, if any, to which a Government Fund’s or the Retail Fund’s NAV per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation from a Government Fund’s or the Retail Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity to

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realize capital gains or losses or to shorten a Government Fund’s or the Retail Fund’s average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing a NAV per share determined by using available market quotations.

Institutional Funds

In computing the NAV of its shares for purposes of sales and redemptions, each Institutional Fund values its portfolio securities as described below and will quote its NAV per share to the fourth decimal place (e.g., $1.0000), which NAV per share is expected to fluctuate from time to time.

Valuation of securities held by each Institutional Fund is performed as follows:

Fixed Income Investments. Fixed income securities for which market quotations are readily available are generally valued using such securities’ most recent bid prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Board. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value. Loan participation notes are generally valued at the mean of the last available bid prices from one or more brokers or dealers as obtained from independent third-party pricing services. Certain fixed income investments including asset-backed and mortgage-related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Fixed income securities for which market quotations are not readily available may be valued by third-party pricing services that make a valuation determination by securing transaction data (e.g., recent representative bids), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Other Investment Companies. Shares of open-end funds are valued at NAV. Shares of exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) will be valued at their most recent closing price.

General Valuation Information. In determining the market value of portfolio investments, an Institutional Fund may employ independent third party pricing services, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on each Institutional Fund’s books at their face value.

Prices obtained from independent third party pricing services, broker-dealers or market makers to value each Institutional Fund’s securities and other assets and liabilities are based on information available at the time the Institutional Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the time at which the Institutional Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination shall be made considering pertinent facts and circumstances surrounding such revision.

In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Board as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by an Institutional Fund (including restricted securities) are valued at fair value as determined in good faith by the Board or by the Manager (its delegate).

Certain of the securities acquired by the Institutional Funds may be traded on foreign exchanges or OTC markets on days on which an Institutional Fund’s NAV is not calculated. In such cases, the NAV of an Institutional Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

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Fair Value. When market quotations are not readily available or are believed by the Manager to be unreliable, an Institutional Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by the Manager in accordance with procedures approved by the Board. The Manager may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its complete lack of trading, if the Manager believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if the Manager determines, in its business judgment prior to or at the time of pricing an Institutional Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last exchange closing price or closing market price of one or more assets or liabilities held by the Institutional Fund.

The Manager, with input from the BlackRock Portfolio Management Group, will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to BlackRock’s Valuation Committee. The Valuation Committee may accept, modify or reject any recommendations. In addition, the Institutional Funds’ accounting agent periodically endeavors to confirm the prices it receives from all third party pricing services, index providers and broker-dealers, and, with the assistance of the Manager, to regularly evaluate the values assigned to the securities and other assets and liabilities held by the Institutional Funds. The pricing of all Fair Value Assets is subsequently reported to and ratified by the Board or a committee thereof.

When determining the price for a Fair Value Asset, the BlackRock Valuation Committee (or the Pricing Group) shall seek to determine the price that an Institutional Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what an Institutional Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations shall be based upon all available factors that the Valuation Committee (or Pricing Group) deems relevant at the time of the determination, and may be based on analytical values determined by the Manager using proprietary or third party valuation models.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining an Institutional Fund’s NAV. As a result, an Institutional Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Each Institutional Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.

Generally, ASC 820 and other accounting rules applicable to mutual funds and various assets in which they invest are evolving. Such changes may adversely affect an Institutional Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities to the extent such rules become more stringent would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to the Institutional Fund’s inability to obtain a third-party determination of fair market value.

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MANAGEMENT OF THE FUNDS

Information on Trustees and Officers

The Board consists of fifteen individuals (each, a “Trustee”), thirteen of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”). The registered investment companies advised by the Manager or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (each, a “BlackRock Fund Complex”). The Trust is included in the BlackRock Fund Complex referred to as the BlackRock Multi-Asset Complex. The Trustees also oversee as board members the operations of the other open-end registered investment companies included in the BlackRock Multi-Asset Complex.

The Board has overall responsibility for the oversight of the Trust and each Fund. The Chair of the Board is an Independent Trustee, and the Chair of each Board committee (each, a “Committee”) is an Independent Trustee. The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Urgent Topics Committee (formerly known as the Executive Committee). The role of the Chair of the Board is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys and other Trustees generally between meetings. The Chair of each Committee performs a similar role with respect to the Committee. The Chair of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time. The Independent Trustees meet regularly outside the presence of Fund management, in executive session or with other service providers to each Fund. The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

The Board has engaged the Manager to manage each Fund on a day-to-day basis. The Board is responsible for overseeing the Manager, other service providers, the operations of each Fund and associated risks in accordance with the provisions of the 1940 Act, state law, other applicable laws, the Trust’s charter, and each Fund’s investment objective and strategies. The Board reviews, on an ongoing basis, each Fund’s performance, operations and investment strategies and techniques. The Board also conducts reviews of the Manager and its role in running the operations of each Fund.

Day-to-day risk management with respect to each Fund is the responsibility of the Manager or of sub-advisers or other service providers (depending on the nature of the risk), subject to the supervision of the Manager. Each Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by the Manager and the sub-advisers or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Funds. Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and Committee activities. The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for each Fund, sub-advisers and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by each Fund and management’s or the service provider’s risk functions. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of each Fund’s activities and associated risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Trust’s compliance program and reports to the Board regarding compliance matters for the Funds and their service providers. The Board has retained two former independent directors of certain BlackRock-advised Funds to

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serve as consultants to the Independent Trustees in the performance of their duties to the Funds. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

Audit Committee. The members of the Audit Committee (the “Audit Committee”) are Henry R. Keizer (Chair), Neil A. Cotty, Robert M. Hernandez, Kenneth L. Urish and Claire A. Walton, all of whom are Independent Trustees. The principal responsibilities of the Audit Committee are to approve, and recommend to the full Board for approval, the selection, retention, termination and compensation of each Fund’s independent registered public accounting firm (the “Independent Registered Public Accounting Firm”) and to oversee the Independent Registered Public Accounting Firm’s work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the Independent Registered Public Accounting Firm; (2) approve all audit engagement terms and fees for each Fund; (3) review the conduct and results of each independent audit of each Fund’s annual financial statements; (4) review any issues raised by the Independent Registered Public Accounting Firm or Fund management regarding the accounting or financial reporting policies and practices of each Fund and the internal controls of each Fund and certain service providers; (5) oversee the performance of each Fund’s Independent Registered Public Accounting Firm; (6) review and discuss with management and each Fund’s Independent Registered Public Accounting Firm the performance and findings of each Fund’s internal auditors; (7) discuss with Fund management its policies regarding risk assessment and risk management as such matters relate to each Fund’s financial reporting and controls; (8) resolve any disagreements between Fund management and the Independent Registered Public Accounting Firm regarding financial reporting; and (9) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Audit Committee. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended October 31, 2018, the Audit Committee met four times.

Governance and Nominating Committee. The members of the Governance and Nominating Committee (the “Governance Committee”) are Cynthia A. Montgomery (Chair), Bruce R. Bond, Susan J. Carter, Collette Chilton and Joseph P. Platt, all of whom are Independent Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as Independent Trustees of the Trust and recommend Independent Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding Independent Trustee compensation; (5) monitor corporate governance matters and develop appropriate recommendations to the Board; (6) act as the administrative committee with respect to Board policies and procedures, committee policies and procedures (other than the Audit Committee) and codes of ethics as they relate to Independent Trustees; and (7) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Governance Committee. The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended October 31, 2018, the Governance Committee met seven times.

Compliance Committee. The members of the Compliance Committee (the “Compliance Committee”) are Lena G. Goldberg (Chair), Bruce R. Bond, Neil A. Cotty, Kenneth L. Urish and Claire A. Walton, all of whom are Independent Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the fund-related activities of BlackRock and any sub-adviser and the Trust’s third-party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers and recommend changes or additions to such policies and procedures; (2) review information on and, where appropriate, recommend policies concerning the Trust’s compliance with applicable law; (3) review reports from, oversee the annual performance review of, and make certain recommendations and determinations regarding the Trust’s Chief Compliance Officer (the “CCO”), including

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determining the amount and structure of the CCO’s compensation and recommending such amount and structure to the full Board for approval and ratification; and (4) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Compliance Committee. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended October 31, 2018, the Compliance Committee met four times.

Performance Oversight and Contract Committee. The members of the Performance Oversight and Contract Committee (the “Performance Oversight Committee”) are Donald C. Opatrny (Chair), Susan J. Carter, Collette Chilton, Robert M. Hernandez and Joseph P. Platt, all of whom are Independent Trustees. The Performance Oversight Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee each Fund’s investment performance relative to its agreed-upon performance objectives and to assist the Independent Trustees in their consideration of investment advisory agreements. The Performance Oversight Committee’s responsibilities include, without limitation, to (1) review information on, and make recommendations to the full Board in respect of, each Fund’s investment objective, policies and practices; (2) review information on each Fund’s investment performance; (3) review information on appropriate benchmarks and competitive universes and unusual or exceptional investment matters; (4) review personnel and other resources devoted to management of each Fund and evaluate the nature and quality of information furnished to the Performance Oversight Committee; (5) recommend any required action regarding changes in fundamental and non-fundamental investment policies and restrictions, fund mergers or liquidations; (6) request and review information on the nature, extent and quality of services provided to the shareholders; (7) make recommendations to the Board concerning the approval or renewal of investment advisory agreements; and (8) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Performance Oversight Committee. The Board has adopted a written charter for the Performance Oversight Committee. During the fiscal year ended October 31, 2018, the Performance Oversight Committee met four times.

Urgent Topics Committee. The members of the Urgent Topics Committee (the “Urgent Topics Committee”) are Mark Stalnecker (Chair) and Robert M. Hernandez, both of whom are Independent Trustees, and John M. Perlowski, who serves as an interested Trustee. The principal responsibilities of the Urgent Topics Committee are to (1) act on routine matters between meetings of the Board; (2) act on such matters as may require urgent action between meetings of the Board; and (3) exercise such other authority as may from time to time be delegated to the Urgent Topics Committee by the Board. The Board has adopted a written charter for the Urgent Topics Committee. During the fiscal year ended October 31, 2018, the Urgent Topics Committee did not meet.

The Governance Committee has adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the “Statement of Policy”). The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. Furthermore, in determining that a particular Independent Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Independent Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Among the attributes common to all Independent Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with each Fund’s investment adviser, sub-advisers, other service providers, counsel and the Independent Registered Public Accounting Firm, and to exercise effective business judgment in the performance of their duties as Trustees.

Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Trust and the other funds in the BlackRock Fund Complexes (and any predecessor funds), other investment funds, public companies, non-profit entities or other organizations; ongoing commitment to and participation in Board and Committee meetings, as well as his or her leadership of standing and ad hoc committees throughout the years; or other relevant life experiences.

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The table below discusses some of the experiences, qualifications and skills of each of the Trustees that support the conclusion that each Trustee should serve on the Board.

Trustees	Experience, Qualifications and Skills

Independent Trustees

Bruce R. Bond	Bruce R. Bond has served for approximately 20 years on the board of registered investment companies, having served as a member of the boards of certain BlackRock-advised Funds and predecessor funds, including the legacy-BlackRock funds and the State Street Research Mutual Funds. He also has executive management and business experience, having served as president and chief executive officer of several communications networking companies. Mr. Bond also has corporate governance experience from his service as a director of a computer equipment company.

Susan J. Carter	Susan J. Carter has over 35 years of experience in investment management. She has served as President & Chief Executive Officer of Commonfund Capital, Inc. (“CCI”), a registered investment adviser focused on non-profit investors, from 1997 to 2013, Chief Executive Officer of CCI from 2013 to 2014 and Senior Advisor to CCI in 2015. Ms. Carter also served as trustee to the Pacific Pension Institute from 2014 to 2018. She currently serves as trustee to the Financial Accounting Foundation, Advisory Board Member for the Center for Private Equity and Entrepreneurship at Tuck School of Business, Board Member for Girls Who Invest, Advisory Board Member for Bridges Fund Management and Practitioner Advisory Board Member for Private Capital Research Institute (“PCRI”). These positions have provided her with insight and perspective on the markets and the economy.

Collette Chilton	Collette Chilton has over 20 years of experience in investment management. She has held the position of Chief Investment Officer of Williams College since October 2006. Prior to that she was President and Chief Investment Officer of Lucent Asset Management Corporation, where she oversaw approximately $40 billion in pension and retirement savings assets for the company. These positions have provided her with insight and perspective on the markets and the economy.

Neil A. Cotty	Neil A. Cotty has more than 30 years of experience in the financial services industry, including 19 years at Bank of America Corporation and its affiliates, where he served, at different times, as the Chief Financial Officer of various businesses including Investment Banking, Global Markets, Wealth Management and Consumer and also served ten years as the Chief Accounting Officer for Bank of America Corporation. Mr. Cotty has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Lena G. Goldberg	Lena G. Goldberg has more than 20 years of business and oversight experience, most recently through her service as a senior lecturer at Harvard Business School. Prior thereto, she held legal and management positions at FMR LLC/Fidelity Investments as well as positions on the boards of various Fidelity subsidiaries over a 12-year period. She has additional corporate governance experience as a member of board and advisory committees for privately held corporations and non-profit organizations. Ms. Goldberg also has more than 17 years of legal experience as an attorney in private practice, including as a partner in a law firm.

Robert M. Hernandez	Robert M. Hernandez has served for approximately 23 years on the board of registered investment companies, having previously served as chair of the boards of certain BlackRock-advised Funds and predecessor funds and as Vice Chairman and Chairman of the Audit and Nominating/Governance Committees of certain predecessor funds, including certain legacy-BlackRock funds. Mr. Hernandez has business and executive experience through his service as group president, chief financial officer, Chairman and vice chairman, among other positions, of publicly-held energy, steel, and metal companies. He has served as a director of other public companies in various industries throughout his career. He also has broad corporate governance experience, having served as a board member of publicly-held energy, insurance, chemicals, metals and electronics companies. Mr. Hernandez has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Henry R. Keizer	Henry R. Keizer brings over 40 years of executive, financial, operational, strategic and global expertise gained through his 35 year career at KPMG, a global professional services organization and by his service as a director to both publicly and privately held organizations. He has extensive experience with issues facing complex, global companies and expertise in financial reporting, accounting, auditing, risk management, and regulatory affairs for such companies. Mr. Keizer’s experience also includes service as an audit committee chair to both publicly and privately held organizations across numerous industries including professional services, property and casualty reinsurance, insurance, diversified financial services, banking, direct to consumer, business to business and technology. Mr. Keizer is a certified public accountant and also served on the board of the American Institute of Certified Public Accountants. Mr. Keizer has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Cynthia A. Montgomery	Cynthia A. Montgomery has served for over 20 years on the boards of registered investment companies, most recently as a member of the boards of certain BlackRock-advised Funds and predecessor funds, including the legacy Merrill Lynch Investment Managers, L.P. (“MLIM”) funds. The Board benefits from Ms. Montgomery’s more than 20 years of academic experience as a professor at Harvard Business School where she taught courses on corporate strategy and corporate governance. Ms. Montgomery also has business management and corporate governance experience through her service on the corporate boards of a variety of public companies. She has also authored numerous articles and books on these topics.

Donald C. Opatrny	Donald C. Opatrny has more than 39 years of business, oversight and executive experience, including through his service as president, director and investment committee chair for academic and not-for-profit organizations, and his experience as a partner, managing director and advisory director at Goldman Sachs for 32 years. He also has investment management experience as a board member of Athena Capital Advisors LLC.

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Trustees	Experience, Qualifications and Skills

Joseph P. Platt	Joseph P. Platt has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of certain BlackRock-advised Funds and predecessor funds, including the legacy BlackRock funds. Mr. Platt currently serves as general partner at Thorn Partners, LP, a private investment company. Prior to his joining Thorn Partners, LP, he was an owner, director and executive vice president with Johnson and Higgins, an insurance broker and employee benefits consultant. He has over 25 years of experience in the areas of insurance, compensation and benefits. Mr. Platt also serves on the boards of public, private and non-profit companies.

Mark Stalnecker	Mark Stalnecker has gained a wealth of experience in investing and asset management from his over 13 years of service as the Chief Investment Officer of the University of Delaware as well as from his various positions with First Union Corporation, including Senior Vice President and State Investment Director of First Investment Advisors. The Board benefits from his experience and perspective as the Chief Investment Officer of a university endowment and from the oversight experience he gained from service on various private and non-profit boards.

Kenneth L. Urish	Kenneth L. Urish has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of certain BlackRock-advised Funds and predecessor funds, including the legacy BlackRock funds. He has over 30 years of experience in public accounting. Mr. Urish has served as a managing member of an accounting and consulting firm. Mr. Urish has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Claire A. Walton	Claire A. Walton has over 25 years of experience in investment management. She has served as the Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015, an investment manager that specialized in long/short non-U.S. equity investments, and has been an owner and General Partner of Neon Liberty Capital Management, LLC since 2003, a firm focusing on long/short equities in global emerging and frontier markets. These positions have provided her with insight and perspective on the markets and the economy. Ms. Walton has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Interested Trustees

Robert Fairbairn	Robert Fairbairn has more than 20 years of experience with BlackRock, Inc. and over 28 years of experience in finance and asset management. In particular, Mr. Fairbairn’s positions as Senior Managing Director of BlackRock, Inc. with oversight over BlackRock’s Strategic Partner Program and Strategic Product Management Group, Member of BlackRock’s Global Executive and Global Operating Committees and Co-Chair of BlackRock’s Human Capital Committee provide the Board with a wealth of practical business knowledge and leadership. In addition, Mr. Fairbairn has global investment management and oversight experience through his former positions as Global Head of BlackRock’s Retail and iShares® businesses, Head of BlackRock’s Global Client Group and Chairman of BlackRock’s international businesses. Mr. Fairbairn also serves as a board member for the funds in the BlackRock Fixed-Income Complex.

John M. Perlowski	John M. Perlowski’s experience as Managing Director of BlackRock, Inc. since 2009, as the Head of BlackRock Global Accounting and Product Services since 2009, and as President and Chief Executive Officer of the BlackRock-advised Funds provides him with a strong understanding of the BlackRock-advised Funds, their operations, and the business and regulatory issues facing the BlackRock-advised Funds. Mr. Perlowski’s prior position as Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, and his former service as Treasurer and Senior Vice President of the Goldman Sachs Mutual Funds and as Director of the Goldman Sachs Offshore Funds provides the Board with the benefit of his experience with the management practices of other financial companies. Mr. Perlowski also serves as a board member for the funds in the BlackRock Fixed-Income Complex.

Biographical Information

Certain biographical and other information relating to the Trustees of the Trust is set forth below, including their address and year of birth, principal occupations for at least the last five years, length of time served, total number of registered investment companies and investment portfolios overseen in the BlackRock-advised Funds and any currently held public company and other investment company directorships.

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Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Independent Trustees

Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	40 RICs consisting of 186 Portfolios	None

Bruce R. Bond 1946	Trustee (Since 2019)	Board Member, Amsphere Limited (software) since 2018; Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	40 RICs consisting of 186 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute from 2014 to 2018; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, CCI (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Trustee, Financial Accounting Foundation since 2017; Practitioner Advisory Board Member, PCRI since 2017.	40 RICs consisting of 186 Portfolios	None

Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	40 RICs consisting of 186 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	40 RICs consisting of 186 Portfolios	None

Lena G. Goldberg 1949	Trustee (Since 2019)	Senior Lecturer, Harvard Business School, since 2008; Director, Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President – Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	40 RICs consisting of 186 Portfolios	None

Robert M. Hernandez 1944	Trustee (Since 2019)	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director and non-executive Chairman, RTI International Metals, Inc. from 1990 to 2015; Director, TE Connectivity (electronics) from 2006 to 2012.	40 RICs consisting of 186 Portfolios	Chubb Limited (insurance company); Eastman Chemical Company

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Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	40 RICs consisting of 186 Portfolios	Hertz Global Holdings (car rental); Montpelier Re Holdings, Ltd. (publicly held property and casual reinsurance) from 2013 until 2015; WABCO (commercial vehicle safety systems); Sealed Air Corp. (packaging)

Cynthia A. Montgomery 1952	Trustee (Since 2007)	Professor, Harvard Business School since 1989.	40 RICs consisting of 186 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Donald C. Opatrny 1952	Trustee (Since 2019)	Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Member of the Board and Investment Committee, University School from 2007 to 2018; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2018; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018.	40 RICs consisting of 186 Portfolios	None

Joseph P. Platt 1947	Trustee (Since 2007)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	40 RICs consisting of 186 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.

Kenneth L. Urish 1951	Trustee (Since 2007)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	40 RICs consisting of 186 Portfolios	None

Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	40 RICs consisting of 186 Portfolios	None

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Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Interested Trustees [4]

Robert Fairbairn 1965	Trustee (Since 2018)	Senior Managing Director of BlackRock, Inc. since 2010; oversees BlackRock’s Strategic Partner Program and Strategic Product Management Group; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	127 RICs consisting of 298 Portfolios	None

John M. Perlowski 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	127 RICs consisting of 298 Portfolios	None

[1]	The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
[2]

Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[3]

Following the combination of MLIM and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Robert M. Hernandez, 1996; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.

[4]

Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

Certain biographical and other information relating to the officers of the Trust who are not Trustees is set forth below, including their address and year of birth, principal occupations for at least the last five years and length of time served.

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years

Officers Who Are Not Trustees

Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.

Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013.

Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Managing Director of BlackRock, Inc. since 2006.

Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.

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Name and Year of Birth[1,2]	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years

Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

John MacKessy 1972	Anti-Money Laundering Compliance Officer (Since 2018)	Director of BlackRock, Inc. since 2017; Global Head of Anti-Money Laundering at BlackRock, Inc. since 2017; Director of AML Monitoring and Investigations Group of Citibank from 2015 to 2017; Global Anti-Money Laundering and Economic Sanctions Officer for MasterCard from 2011 to 2015.

Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.

[1]	The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
[2]	Officers of the Trust serve at the pleasure of the Board.

Share Ownership

Information relating to each Trustee’s share ownership in the Funds and in all BlackRock-advised Funds that are currently overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2018 is set forth in the chart below.

Name	Dollar Range of Equity Securities in MuniCash	Dollar Range of Equity Securities in TempCash, TempFund, Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, California Money Fund, MuniFund and New York Money Fund	Aggregate Dollar Range of Equity Securities in Supervised Funds

Independent Trustees:

Bruce R. Bond[1]	None	None	Over $100,000

Susan J. Carter	None	None	Over $100,000

Collette Chilton	None	None	Over $100,000

Neil A. Cotty	Over $100,000	None	Over $100,000

Lena G. Goldberg[1]	None	None	Over $100,000

Robert M. Hernandez[1]	None	None	Over $100,000

Henry R. Keizer[1]	None	None	Over $100,000

Cynthia A. Montgomery	None	None	Over $100,000

Donald C. Opatrny[1]	None	None	Over $100,000

Joseph P. Platt	None	None	Over $100,000

Mark Stalnecker	None	None	Over $100,000

Kenneth L. Urish	None	None	Over $100,000

Claire A. Walton	None	None	Over $100,000

Interested Trustees:

Robert Fairbairn	None	None	Over $100,000

John M. Perlowski	$1-$10,000	None	Over $100,000

[1]	Elected as a Trustee of the Trust effective January 1, 2019.

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As of February 4, 2019, the Trustees and officers of the Trust as a group owned an aggregate of less than 1% of any class of the outstanding shares of each Fund. As of December 31, 2018, none of the Independent Trustees of the Trust or their immediate family members owned beneficially or of record any securities of each Fund’s investment adviser, principal underwriter, or any person directly or indirectly controlling, controlled by, or under common control with such entities.

Compensation of Trustees

Effective January 1, 2019, each Trustee who is an Independent Trustee is paid as compensation an annual retainer of $300,000 per year for his or her services as a board member of the BlackRock-advised Funds in the BlackRock Multi-Asset Complex, including the Trust, and a $20,000 board meeting fee to be paid for each in-person board meeting attended (and may receive a board meeting fee for telephonic attendance at board meetings), for up to five board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case-by-case basis), together with out-of-pocket expenses in accordance with a board policy on travel and other business expenses relating to attendance at meetings. The Chairs of the Audit Committee, Compliance Committee, Governance Committee and Performance Committee are paid as compensation an additional annual retainer of $30,000, respectively. The Chair of the Boards is paid an additional annual retainer of $120,000.

Prior to January 1, 2019, each Trustee who was an Independent Trustee of the Trust was paid as compensation an annual retainer of $275,000 per year for his or her services as a board member of the BlackRock-advised Funds, including the Trust, and a $15,000 board meeting fee for each in-person board meeting attended (and may have received a board meeting fee for telephonic attendance at board meetings), for up to five board meetings held in a calendar year (compensation for meetings in excess of this number was determined on a case-by-case basis), together with out-of-pocket expenses in accordance with a board policy on travel and other business expenses relating to attendance at meetings. Each Independent Trustee received $10,000 per year for each standing Committee on which he or she served for up to two standing Committee assignments but was not paid this amount for serving on a Committee which he or she chaired. The Chair of the Board was paid an additional annual retainer of $120,000 and the Chair Elect of the Board was paid an additional annual retainer of $30,000. The Chair of the Audit Committee was paid an additional annual retainer of $40,000 and the Chairs of the Compliance Committee, Governance Committee and Performance Oversight Committee were each paid an additional annual retainer of $30,000. In addition, each Independent Trustee was paid $10,000 for in-person attendance or $2,000 for telephonic attendance at each of three sessions related to the realignment and consolidation of the boards of certain BlackRock-advised Funds.

The following table sets forth the compensation the Trust paid to the Trustees on behalf of the Funds for the fiscal year ended October 31, 2018 and the aggregate compensation paid to them by all BlackRock-advised Funds for the calendar year ended December 31, 2018.

Name	Compensation from TempCash	Compensation from TempFund	Compensation from Federal Trust Fund	Compensation from FedFund	Compensation from T-Fund	Compensation from Treasury Trust Fund

Independent Trustees:

Bruce R. Bond[2]	N/A	N/A	N/A	N/A	N/A	N/A

Susan J. Carter	$2,250	$7,615	$2,513	$50,451	$36,849	$16,100

Collette Chilton	$2,192	$7,557	$2,455	$50,394	$36,791	$16,042

Neil A. Cotty	$2,250	$7,615	$2,513	$50,451	$36,849	$16,100

Lena G. Goldberg[2,3]	N/A	N/A	N/A	N/A	N/A	N/A

Robert M. Hernandez[2]	N/A	N/A	N/A	N/A	N/A	N/A

Rodney D. Johnson[4]	$2,798	$9,982	$3,151	$67,339	$49,126	$21,343

Henry R. Keizer[2,5]	N/A	N/A	N/A	N/A	N/A	N/A

Cynthia A. Montgomery[6]	$2,295	$7,842	$2,567	$52,130	$38,067	$16,614

Donald C. Opatrny[2,7]	N/A	N/A	N/A	N/A	N/A	N/A

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Name	Compensation from TempCash	Compensation from TempFund	Compensation from Federal Trust Fund	Compensation from FedFund	Compensation from T-Fund	Compensation from Treasury Trust Fund

Joseph P. Platt[8]	$2,218	$7,765	$2,490	$52,054	$37,990	$16,537

Robert C. Robb, Jr.[9]	$2,346	$7,711	$2,609	$50,547	$36,945	$16,196

Mark Stalnecker[10]	$2,418	$8,392	$2,700	$56,340	$41,188	$17,913

Kenneth L. Urish[11]	$2,340	$8,069	$2,621	$53,810	$39,285	$17,129

Claire A. Walton	$2,250	$7,615	$2,513	$50,451	$36,849	$16,100

Frederick W. Winter[9]	$2,269	$7,634	$2,532	$50,471	$36,868	$16,119

Interested Trustees:

Robert Fairbairn[12]	None	None	None	None	None	None

Barbara G. Novick[13]	None	None	None	None	None	None

John M. Perlowski	None	None	None	None	None	None

Name	Compensation from California Money Fund	Compensation from MuniCash	Compensation from MuniFund	Compensation from New York Money Fund	Estimated Annual Benefits upon Retirement	Aggregate Compensation from the Funds and Other BlackRock- Advised Funds[1]

Independent Trustees:

Bruce R. Bond[2]	N/A	N/A	N/A	N/A	None	$397,500

Susan J. Carter	$942	$3,009	$1,011	$928	None	$390,000

Collette Chilton	$884	$2,951	$953	$870	None	$384,000

Neil A. Cotty	$942	$3,009	$1,011	$928	None	$390,000

Lena G. Goldberg[2,3]	N/A	N/A	N/A	N/A	None	$377,500

Robert M. Hernandez[2]	N/A	N/A	N/A	N/A	None	$477,500

Rodney D. Johnson[4]	$1,046	$3,815	$1,139	$1,028	None	$500,000

Henry R. Keizer[2,5]	N/A	N/A	N/A	N/A	None	$397,500

Cynthia A. Montgomery[6]	$942	$3,080	$1,014	$928	None	$400,000

Donald C. Opatrny[2,7]	N/A	N/A	N/A	N/A	None	$387,500

Joseph P. Platt[8]	$865	$3,003	$937	$851	None	$392,000

Robert C. Robb, Jr.[9]	$1,038	$3,105	$1,107	$1,024	None	$400,000

Mark Stalnecker[10]	$945	$3,259	$1,021	$929	None	$430,000

Kenneth L. Urish[11]	$943	$3,151	$1,017	$929	None	$410,000

Claire A. Walton	$942	$3,009	$1,011	$928	None	$390,000

Frederick W. Winter[9]	$961	$3,028	$1,030	$947	None	$392,000

Interested Trustees:

Robert Fairbairn[12]	None	None	None	None	None	None

Barbara G. Novick[13]	None	None	None	None	None	None

John M. Perlowski	None	None	None	None	None	None

[1]	For the number of BlackRock-advised Funds from which each Trustee receives compensation, see the Biographical Information chart beginning on page 32.
[2]

Messrs. Bond, Hernandez, Keizer and Opatrny and Ms. Goldberg were elected as Trustees of the Trust effective January 1, 2019. They each served as a director or trustee to certain other BlackRock-advised Funds prior to January 1, 2019.

[3]	Ms. Goldberg was appointed Chair of the Compliance Committee effective January 1, 2019.
[4]	Mr. Johnson retired as a Trustee of the Trust and as Chair of the Board and Chair of the Urgent Topics Committee effective December 31, 2018.
[5]	Mr. Keizer was appointed Chair of the Audit Committee effective January 1, 2019.
[6]	Chair of the Governance Committee.
[7]	Mr. Opatrny was appointed Chair of the Performance Oversight Committee effective January 1, 2019.
[8]	Mr. Platt served as the Chair of the Compliance Committee through December 31, 2018.
[9]	Messrs. Robb and Winter retired as Trustees of the Trust effective December 31, 2018 and have been retained as consultants to the Independent Trustees.
[10]

Mr. Stalnecker was appointed Chair of the Board and Chair of the Urgent Topics Committee effective January 1, 2019. He served as Chair Elect of the Board from January 1, 2018 through December 31, 2018 and served as the Chair of the Performance Oversight Committee through December 31, 2018.

[11]	Mr. Urish served as the Chair of the Audit Committee through December 31, 2018.

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[12]	Mr. Fairbairn was appointed as a Trustee of the Trust effective February 22, 2018. He served as a director or trustee to certain other BlackRock-advised Funds prior to February 22, 2018.
[13]	Ms. Novick resigned as a Trustee of the Trust effective February 22, 2018.

Management Services

BlackRock provides both investment advisory and administration services to the Trust under a management agreement (the “Management Agreement”). The advisory services provided by BlackRock under the Management Agreement are described under the “Investment Strategies, Risks and Policies — Portfolio Transactions” section above and in the Funds’ prospectuses.

The administrative services provided by BlackRock under the Management Agreement are as follows: (i) assist generally in supervising the Funds’ operations, including providing for (a) the preparation, supervision and mailing of purchase and redemption order confirmations to shareholders of record, (b) the operation of an automated data processing system to process purchase and redemption orders, (c) maintenance of a back-up procedure to reconstruct lost purchase and redemption data, (d) distribution of information concerning the Funds to their shareholders of record, (e) handling shareholder problems, (f) the services of employees to preserve and strengthen shareholder relations, and (g) the monitoring of arrangements pertaining to the Funds’ agreements with Service Organizations; (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (v) maintain the registration of the Funds’ shares for sale under state securities laws; (vi) provide for Fund accounting services; and (vii) assist in the monitoring of regulatory and legislative developments which may affect the Trust, participate in counseling and assist the Trust in relation to routine regulatory examinations and investigations, and work with the Trust’s counsel in connection with regulatory matters and litigation. The Management Agreement authorizes BlackRock to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. As discussed under “Accounting Services” below, BlackRock has engaged JPMorgan Chase Bank, N.A. (“JPM”), pursuant to a separate agreement, to provide accounting services and certain other administrative services to the Funds.

For the advisory and administration services provided and expenses assumed by it under the Management Agreement, BlackRock is entitled to receive the following annual management fees computed daily and payable monthly based upon each Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash, MuniCash and MuniFund	California Money Fund and New York Money Fund

Management Fee

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.180% of the next $1 billion

.175% of the next $1 billion

.170% of amounts in excess of $8 billion.

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.185% of the next $1 billion

.180% of amounts in excess of $7 billion.

.375% of the first $1 billion .350% of the next $1 billion .325% of the next $1 billion .300% of amounts in excess of $3 billion.

The management fee of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

Calculation A	Calculation B

.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

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BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), at the levels shown below and in a Fund’s fees and expenses table in each Fund’s “Fund Overview” section of the prospectuses. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for each Fund if these expenses exceed a certain limit as indicated in the table below.

Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempCash	0.18%
TempFund	0.18%
Federal Trust Fund	0.17%
FedFund	0.17%
T-Fund	0.17%
Treasury Trust Fund	0.17%
California Money Fund	0.20%
MuniCash	0.20%
MuniFund	0.20%
New York Money Fund	0.20%

[1]

The contractual caps are is in effect through February 29, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

Set forth below are the management fees paid by each Fund to the Manager and the management fees waived by the Manager, for the periods indicated.

	Fiscal Year Ended October 31, 2018		Fiscal Year Ended October 31, 2017		Fiscal Year Ended October 31, 2016
Fund	Fees Paid to the Manager	Waivers	Fees Paid to the Manager	Waivers	Fees Paid to the Manager	Waivers

TempCash	$8,540,538	$4,509,613	$1,809,933	$1,107,590	$3,125,478	$2,267,659

TempFund	$27,164,580	$5,395,035	$26,480,031	$4,650,804	$106,842,508	$5,385,773

Federal Trust Fund	$7,131,041	$2,297,663	$7,544,269	$2,241,370	$4,533,694	$1,807,489

FedFund	$171,517,721	$18,080,183	$154,684,539	$32,612,920	$49,476,738	$24,416,650

T-Fund	$128,171,355	$15,231,805	$97,285,792	$11,585,155	$60,629,559	$12,165,572

Treasury Trust Fund	$53,524,555	$8,301,155	$44,484,692	$6,273,176	$33,466,326	$6,962,305

California Money Fund	$195,497	$189,636	$174,927	$174,927	$755,316	$645,337

MuniCash	$11,701,651	$3,906,855	$9,101,252	$3,467,136	$3,977,193	$2,310,135

MuniFund	$562,798	$551,984	$796,542	$567,301	$4,047,311	$3,113,914

New York Money Fund	$83,249	$83,249	$68,309	$68,309	$327,165	$308,612

A discussion regarding the Trustees’ basis for approving the Management Agreement is available in the Funds’ Annual Report for the year ended October 31, 2018.

Potential Conflicts of Interest

The PNC Financial Services Group, Inc. (“PNC”), through a subsidiary, has a significant economic interest in BlackRock, Inc., the parent of BlackRock Advisors, LLC, the Funds’ investment adviser. Certain activities of BlackRock, Inc., BlackRock Advisors, LLC and the other subsidiaries of BlackRock, Inc. (collectively referred to in this section as “BlackRock”) and PNC and its subsidiaries (collectively referred to in this section as the

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“Entities”), and their respective directors, officers or employees, with respect to the Funds and/or other accounts managed by BlackRock or Entities, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world’s largest asset management firms. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock, PNC and their respective subsidiaries and each of their respective directors, officers and employees, including, in the case of BlackRock, the business units or entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including managing equities, fixed income securities, cash and alternative investments, and banking and other financial services, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage a Fund and its shareholders. These businesses and interests include potential multiple advisory, transactional, financial and other relationships with, or interests in companies and interests in securities or other instruments that may be purchased or sold by a Fund.

BlackRock and the Entities have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. BlackRock and the Entities are also major participants in the global currency, equities, swap and fixed income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, BlackRock and the Entities are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on a Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund.

When BlackRock seeks to purchase or sell the same assets for managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock (or Entities) may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur with respect to BlackRock-advised accounts when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so. Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) BlackRock or its other accounts or funds, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) BlackRock or its other accounts or funds. In addition, to the extent permitted by applicable law, certain Funds may invest their assets in other funds advised by BlackRock, including funds that are managed by one or more of the same portfolio managers, which could result in conflicts of interest relating to asset allocation, timing of Fund purchases and redemptions, and increased remuneration and profitability for BlackRock and/or its personnel, including portfolio managers.

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In certain circumstances, BlackRock, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BlackRock. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients (“cross trades”), including the Funds, if BlackRock believes such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Funds. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

BlackRock and the Entities and their respective clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or the Entities or their respective clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock for its proprietary accounts or other accounts (including investment companies or collective investment vehicles) which it manages or advises. It is possible that one or more accounts managed or advised by BlackRock and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more proprietary or other accounts managed or advised by BlackRock achieve significant profits. The opposite result is also possible.

From time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or one or more Entities or other accounts managed or advised by BlackRock or an Entity for clients worldwide, and/or the internal policies of BlackRock and the Entities designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Entities are performing services or when position limits have been reached. For example, the investment activities of BlackRock for its proprietary accounts and accounts under its management may limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by BlackRock. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, BlackRock will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock, or the activities or strategies used for accounts managed by BlackRock or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.

The Funds may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Funds, the investment management fee amounts paid by the Funds to BlackRock may also increase. The liquidity of a Fund may be impacted by redemptions of the Fund by model-driven investment portfolios.

In addition, certain principals and certain employees of a Fund’s investment adviser are also principals or employees of other business units or entities within BlackRock. As a result, these principals and employees may have obligations to such other business units or entities or their clients and such obligations to other business units or entities or their clients may be a consideration of which investors in a Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which clients of BlackRock or an Entity, or, to the extent permitted by the SEC and applicable law,

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BlackRock or an Entity, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock or an Entity.

BlackRock or one or more Entities may also create, write or issue derivatives for their clients, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. BlackRock has entered into an arrangement with Markit Indices Limited, the index provider for underlying fixed-income indexes used by certain iShares ETFs, related to derivative fixed-income products that are based on such iShares ETFs. BlackRock will receive certain payments for licensing intellectual property belonging to BlackRock and for facilitating provision of data in connection with such derivative products, which may include payments based on the trading volumes of, or revenues generated by, the derivative products. The Funds and other accounts managed by BlackRock may from time to time transact in such derivative products where permitted by the Fund’s investment strategy, which could contribute to the viability of such derivative products by making them more appealing to funds and accounts managed by third parties, and in turn lead to increased payments to BlackRock. Trading activity in these derivative products could also potentially lead to greater liquidity for such products, increased purchase activity with respect to these iShares ETFs and increased assets under management for BlackRock.

A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by BlackRock or one or more Entities and may also enter into transactions with other clients of BlackRock or an Entity where such other clients have interests adverse to those of the Fund.

At times, these activities may cause business units or entities within BlackRock or an Entity to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent such transactions are permitted, a Fund will deal with BlackRock and/or Entities on an arms-length basis.

To the extent authorized by applicable law, BlackRock or one or more Entities may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock or an Entity will be in its view commercially reasonable, although BlackRock and each Entity, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to BlackRock or the Entity and such sales personnel, which may have an adverse effect on the Funds. Index based funds also may use an index provider that is affiliated with another service provider of the Fund or BlackRock that acts as a broker, dealer, agent, lender or in other commercial capacities for a Fund or BlackRock.

Subject to applicable law, BlackRock and the Entities (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by BlackRock or an Entity of any such fees or other amounts.

When BlackRock or an Entity acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, BlackRock or the Entity may take commercial steps in its own interests, which may have an adverse effect on the Funds.

A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. BlackRock will not have any obligation to allow its credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock in evaluating the Fund’s creditworthiness.

BlackRock Investment Management, LLC (“BIM”), an affiliate of BlackRock, pursuant to SEC exemptive relief, acts as securities lending agent to, and receives a share of securities lending revenues from, the Funds.

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BlackRock may receive compensation for managing the reinvestment of the cash collateral from securities lending. There are potential conflicts of interests in managing a securities lending program, including but not limited to: (i) BlackRock as securities lending agent may have an incentive to increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for BlackRock and its affiliates; and (ii) BlackRock as securities lending agent may have an incentive to allocate loans to clients that would provide more revenue to BlackRock. As described further below, BlackRock seeks to mitigate this conflict by providing its securities lending clients with equal lending opportunities over time in order to approximate pro rata allocation.

As part of its securities lending program, BlackRock indemnifies certain clients and/or funds against a shortfall in collateral in the event of borrower default. BlackRock’s Risk and Quantitative Analysis Group (“RQA”) calculates, on a regular basis, BlackRock’s potential dollar exposure to the risk of collateral shortfall upon counterparty default (“shortfall risk”) under the securities lending program for both indemnified and non-indemnified clients. On a periodic basis, RQA also determines the maximum amount of potential indemnified shortfall risk arising from securities lending activities (“indemnification exposure limit”) and the maximum amount of counterparty-specific credit exposure (“credit limits”) BlackRock is willing to assume as well as the program’s operational complexity. RQA oversees the risk model that calculates projected shortfall values using loan-level factors such as loan and collateral type and market value as well as specific borrower counterparty credit characteristics. When necessary, RQA may further adjust other securities lending program attributes by restricting eligible collateral or reducing counterparty credit limits. As a result, the management of the indemnification exposure limit may affect the amount of securities lending activity BlackRock may conduct at any given point in time and impact indemnified and non-indemnified clients by reducing the volume of lending opportunities for certain loans (including by asset type, collateral type and/or revenue profile).

BlackRock uses a predetermined systematic process in order to approximate pro rata allocation over time. In order to allocate a loan to a portfolio: (i) BlackRock as a whole must have sufficient lending capacity pursuant to the various program limits (i.e. indemnification exposure limit and counterparty credit limits); (ii) the lending portfolio must hold the asset at the time a loan opportunity arrives; and (iii) the lending portfolio must also have enough inventory, either on its own or when aggregated with other portfolios into one single market delivery, to satisfy the loan request. In doing so, BlackRock seeks to provide equal lending opportunities for all portfolios, independent of whether BlackRock indemnifies the portfolio. Equal opportunities for lending portfolios does not guarantee equal outcomes. Specifically, short and long-term outcomes for individual clients may vary due to asset mix, asset/liability spreads on different securities, and the overall limits imposed by the firm.

Purchases and sales of securities and other assets for a Fund may be bunched or aggregated with orders for other BlackRock client accounts, including with accounts that pay different transaction costs solely due to the fact that they have different research payment arrangements. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock, unless prohibited by applicable law, may cause a Fund or account to pay a broker or dealer a commission for effecting a transaction that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. Under the European Union’s (the “EU”) Markets in Financial Instruments Directive, effective January 3, 2018, EU investment managers, including BlackRock International Limited which acts as a sub-adviser to certain BlackRock-advised Funds, pay for research from brokers and dealers directly out of their own resources, rather than through client commissions.

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Subject to applicable law, BlackRock may select brokers (including, without limitation, certain Entities) that furnish BlackRock, the Funds, other BlackRock client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter (“OTC”) transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock, unless prohibited by applicable law, may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock, unless prohibited by applicable law, may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Entity, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock or an Entity has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or an Entity, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

It is also possible that, from time to time, BlackRock or an Entity may, subject to compliance with applicable law, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock and the Entities reserve the right, subject to compliance with applicable law, to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund

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by BlackRock or an Entity could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock seeks to consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares but is not obligated to do so and may elect not to do so.

It is possible that a Fund may invest in securities of, or engage in transactions with, companies with which an Entity has developed or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or an Entity has significant debt or equity investments or other interests or in which an Entity makes a market. A Fund may also invest in issuances (such as structured notes) by entities for which BlackRock provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. A Fund also may invest in securities of, or engage in transactions with, companies to which an Entity provides or may in the future provide research coverage. Such investments or transactions could cause conflicts between the interests of a Fund and the interests of BlackRock, other clients of BlackRock or an Entity. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any unit of BlackRock, in the course of these activities. In addition, from time to time, the activities of BlackRock or an Entity may limit a Fund’s flexibility in purchases and sales of securities. When an Entity is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund. As indicated below, BlackRock or an Entity may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock or of an Entity have an investment.

BlackRock and Chubb Limited (“Chubb”), a public company whose securities are held by BlackRock-advised funds and other accounts, partially funded the creation of a re-insurance company (“Re Co”) pursuant to which each has approximately a 9.9% ownership interest and each has representation on the board of directors. Certain employees and executives of BlackRock have a less than 1/2 of 1% ownership interest in Re Co. BlackRock manages the investment portfolio of Re Co, which is held in a wholly-owned subsidiary. Re Co participates as a reinsurer with reinsurance contracts underwritten by subsidiaries of Chubb. An independent director of certain BlackRock-advised funds also serves as an independent director of Chubb and has no interest or involvement in the Re Co transaction.

BlackRock and the Entities, their personnel and other financial service providers may have interests in promoting sales of the Funds. With respect to BlackRock and the Entities and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and the Entities and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or the Entities and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for such clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

As disclosed in more detail in “Additional Purchase and Redemption Information — Net Asset Value” in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value by BlackRock, in accordance with procedures adopted by the Board. When determining a “fair value price,” BlackRock seeks to determine the price that a Fund might reasonably

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expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value. As a result, a Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BlackRock (pursuant to board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BlackRock with respect to services for which it receives an asset-based fee.

To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund or other similarly-managed private fund in which it invests, which may result in a Fund bearing some additional expenses.

BlackRock and its directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.

BlackRock will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules or guidance adopted under the 1940 Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which BlackRock or an Entity is performing investment banking, market making, advisory or other services or has proprietary positions. For example, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if personnel of BlackRock serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an underwriting, distribution, or advisory assignment by an Entity or are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock are directors or officers of the issuer.

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The investment activities of BlackRock for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Funds. For example, in certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership restrictions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by BlackRock for their proprietary accounts and for client accounts (including the Funds) that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock on behalf of its clients (including the Funds) may limit purchases, sell existing investments, or otherwise restrict, forgo or limit the exercise of rights (including transferring, outsourcing or limiting voting rights or forgoing the right to receive dividends) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients (including the Funds), taking into consideration benchmark weight and investment strategy. When ownership in certain securities nears an applicable threshold, BlackRock may limit purchases in such securities to the issuer’s weighting in the applicable benchmark used by BlackRock to manage the Fund. If client (including Fund) holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to sell down these positions to meet the applicable limitations. In these cases, benchmark overweight positions will be sold prior to benchmark positions being reduced to meet applicable limitations.

In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.

BlackRock may maintain securities indices. To the extent permitted by applicable laws, the Funds may seek to license and use such indices as part of their investment strategy. Index based funds that seek to track the performance of securities indices also may use the name of the index or index provider in the fund name. Index providers, including BlackRock (to the extent permitted by applicable law), may be paid licensing fees for use of their index or index name. BlackRock is not obligated to license its indices to any Fund and the Funds are under no obligation to use BlackRock indices. Any Fund that enters into a license for a BlackRock index cannot be assured that the terms of any index licensing agreement with BlackRock will be as favorable as those terms offered to other licensees.

BlackRock may not serve as an Authorized Participant in the creation and redemption of BlackRock-advised ETFs.

BlackRock may enter into contractual arrangements with third-party service providers to the Fund (e.g., custodians, administrators and index providers) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. To the extent that BlackRock is responsible for paying these service providers out of its management fee, the benefits of any such fee discounts or concessions may accrue, in whole or in part, to BlackRock.

BlackRock owns or has an ownership interest in certain trading, portfolio management, operations and/or information systems used by Fund service providers. These systems are, or will be, used by a Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Funds, that engage the service provider (typically the custodian). A Fund’s service provider remunerates BlackRock for the use of the systems. A Fund service provider’s payments to BlackRock for the use of these systems may enhance the profitability of BlackRock.

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BlackRock’s receipt of fees from a service provider in connection with the use of systems provided by BlackRock may create an incentive for BlackRock to recommend that a Fund enter into or renew an arrangement with the service provider.

A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (“PNC Mortgage”) or Midland Loan Services, Inc. (“Midland”), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association (“PNC Bank”) or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out its duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

Present and future activities of BlackRock (including BlackRock Advisors, LLC) and the Entities, and their respective directors, officers and employees, in addition to those described in this section, may give rise to additional conflicts of interest.

Accounting Services

Effective June 12, 2017, JPM serves as the accounting services provider for the Funds. Among other services, JPM maintains records of purchases and sales of securities, receipts and disbursements of cash and other debits and credits; keeps accounting journals and ledgers; records capital share transactions; calculates expense caps, waivers and recoupments (if any); computes each Fund’s net income and capital gains and dividends payable; calculates and reports NAV; works with independent pricing sources; reconciles securities and cash positions with each Fund’s custodian; prepares certain financial statements, notices and reports; and prepares certain tax reports. In connection with its accounting services, JPM also provides certain administrative services. Prior to June 12, 2017, BNY Mellon served as the accounting services provider (together with JPM, the “Accounting Services Providers”).

The table below shows the amounts paid by BlackRock to the Accounting Services Providers for accounting services on behalf of each Fund for the past three fiscal years:

	Amount Paid to the Accounting Services Providers for Services Provided to
For the Fiscal Year Ended October 31,	TempCash	TempFund	Federal Trust Fund	FedFund	T-Fund

2018	$80,280	$215,149	$80,478	$1,329,561	$1,002,413

2017	$23,750	$174,946	$43,945	$693,023	$454,070

2016	$16,650	$259,552	$19,989	$124,236	$148,508

For the Fiscal Year Ended October 31,	Treasury Trust Fund	California Money Fund	MuniCash	MuniFund	New York Money Fund

2018	$437,147	$44,418	$95,920	$45,193	$43,965

2017	$215,076	$18,616	$45,479	$20,192	$18,179

2016	$89,033	$7,108	$18,619	$18,750	$6,538

Distributor

BRIL serves as the distributor of each Fund’s shares. BRIL, an indirect wholly-owned subsidiary of BlackRock, Inc., is a Delaware limited liability corporation and has its principal offices at 40 East 52nd Street,

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New York, New York 10022. BlackRock is an affiliate of BRIL. Each Fund’s shares are sold on a continuous basis by the distributor as agent, although it is not obliged to sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Funds (excluding preparation and printing expenses necessary for the continued registration of the Fund shares). The distributor prepares or reviews, provides advice with respect to, and files with the federal and state agencies or other organizations as required by federal, state or other applicable laws and regulations, all sales literature (advertisements, brochures and shareholder communications) for each of the Funds and any class or subclass thereof.

Custodian

JPM, which has its principal offices at 383 Madison Avenue, New York, New York 10179, and The Bank of New York Mellon, which has its principal offices at 240 Greenwich, New York, New York 10286, each serve as a custodian for each Fund. Among other responsibilities, JPM maintains a custody account or accounts in the name of the Funds, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, and collects and receives all income and other payments and distributions on account of the assets of the Funds. Additionally, The Bank of New York Mellon maintains a custody account or accounts in the name of the Funds for the limited purpose of holding certain cash assets of the Funds.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc., which has its principal offices at 301 Bellevue Parkway, Wilmington, DE 19809, serves as the transfer agent and dividend disbursing agent for each Fund.

Service Organizations

The Funds may enter into agreements with institutional investors (previously defined as “Service Organizations”) requiring them to provide certain services to their customers who beneficially own shares of the Funds. The Trust’s agreements with Service Organizations are governed by plans (comprised of a “Shareholder Services Plan” for each of the Administration, Cash Management, Cash Plus, Cash Reserve, Dollar and Capital Shares; the “Cash Plus Shares Distribution Plan” for the Cash Plus Shares; the “Distribution and Services Plan” for the Plus Shares; and a “Shareholders Services Plan” and “Distribution Plan” for each of the Premier, Private Client and Select Shares), which have been adopted by the Board pursuant to applicable rules and regulations of the SEC (collectively, the “Plans”). Pursuant to the Plans, the Board reviews, at least quarterly, a written report of the amounts expended under the Trust’s agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the Trust’s arrangements with Service Organizations must be approved annually by a majority of the Trust’s Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements.

Pursuant to the Dollar Shareholder Services Plan, each of the Funds may enter into agreements with Service Organizations requiring them to provide services to their customers who beneficially own Dollar Shares in consideration of 0.25% (on an annualized basis) of the average daily NAV of the Dollar Shares held by the Service Organizations for the benefit of their customers. Such services provided by a Service Organization may include: (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders’ investments; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) aggregating and processing purchase and redemption requests from shareholders and placing net purchase and redemption orders with the distributor; (iv) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (v) processing dividend payments from the particular Fund on behalf of shareholders; (vi) providing information periodically to shareholders showing their positions in Dollar Shares; (vii) arranging for bank wires; (viii) responding to shareholder inquiries relating to a particular Fund or the

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services performed by the Service Organization; (ix) providing sub-accounting with respect to a Fund’s shares beneficially owned by shareholders or the information necessary for sub-accounting; (x) if required by law, forwarding shareholder communications from the particular Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; and (xi) other similar services to the extent permitted under applicable statutes, rules or regulations.

Pursuant to the Administration Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Administration Shares, in consideration of 0.10% (on an annualized basis) of the average daily NAV of the shares held by the Service Organization for the benefit of their shareholders. Services provided by the Service Organizations may include: (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders’ investments; and (ii) assisting shareholders in designating and changing dividend options, account designations and addresses.

Pursuant to the Capital Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Capital Shares, in consideration of 0.05% (on an annualized basis) of the average daily NAV of the shares held by the Service Organization for the benefit of its shareholders. Services provided by the Service Organizations may include answering shareholder inquiries regarding the manner in which purchases, exchanges and redemption of shares may be effected.

Pursuant to the Cash Reserve Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Cash Reserve Shares, in consideration of a total of 0.40% (on an annualized basis) of the average NAV of the Cash Reserve Shares held by the Service Organization for the benefit of their shareholders. An initial 0.10% (on an annualized basis) of the average daily NAV of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annualized basis) of the average daily NAV of such Shares will be paid to Service Organizations for providing support services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another 0.05% (on an annualized basis) of the average daily NAV of such Shares will be paid to Service Organizations for providing sweep and/or allocation services (“Sweep/Allocation Services”) which may include: (i) providing the necessary computer hardware and software which links the Service Organization’s demand deposit account (“DDA”) and/or employee benefits system to an account management system; (ii) providing software that aggregates the shareholder’s orders and establishes an order to purchase or redeem shares of a Fund based on established target levels for the shareholder’s accounts; (iii) providing periodic statements showing a shareholder’s account balance and, to the extent practicable, integrating such information with other shareholder transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or on an integrated basis with other reports sent to a shareholder by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

Pursuant to the Cash Management Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide support services to their shareholders who beneficially own Cash Management Shares, in consideration of a total of 0.50% (on an annualized basis) of the average NAV of the Cash Management Shares held by the Service Organization for the benefit of their shareholders. An initial 0.10% (on an annualized basis) of the average daily NAV of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annual basis) of the average daily NAV of such Shares will be paid to Service Organizations for providing services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another 0.05% (on an annualized basis) of the average daily NAV of such Shares will be paid to Service Organizations for providing Sweep/Allocation Services provided for Cash Reserve Shares as described above. Another 0.10% (on an annualized basis) of the average daily NAV of such Shares will be paid to Service Organizations for providing

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the sweep marketing services which may include (i): marketing and activities, including direct mail promotions, that promote the Sweep/Allocation Services, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep/Allocation Services, (iv) travel, equipment, printing, delivery and mailing costs and overhead and other office expenses attributable to the marketing of the Sweep/Allocation Services.

Pursuant to the Distribution and Services Plan (12b-1 Plan) for the Plus Shares, TempFund, T-Fund, California Money Fund, MuniFund and New York Money Fund may enter into agreements with Service Organizations requiring them to provide certain sales and support services to their shareholders who beneficially own Plus Shares in consideration of 0.25% (or 0.40% in the case of California Money Fund and New York Money Fund) (on an annualized basis) of the average daily NAV of the Plus Shares held by the Service Organization for the benefit of shareholders. Sales and support services provided by the Service Organizations may include: (a) reasonable assistance in connection with the distribution of Plus Shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for shareholders; and (b) the following support services to shareholders who may from time to time acquire and beneficially own Plus Shares: (i) establishing and maintaining accounts and records relating to shareholders that invest in Plus Shares; (ii) processing dividend and distribution payments from a particular Fund on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in Plus Shares; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed by the Service Organization; (vi) responding to routine inquiries from shareholders concerning their investments in Plus Shares; (vii) providing subaccounting with respect to Plus Shares beneficially owned by shareholders or the information to the Trust necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from a particular Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with service contractors; (x) assisting shareholders in changing dividend options, account designations and addresses; (xi) providing shareholders with a service that invests the assets of their accounts in Plus Shares pursuant to specific or pre-authorized instructions; and (xii) providing such other similar services as the distributor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules and regulations.

Pursuant to the Cash Plus Shareholder Services Plan, TempCash, FedFund, California Money Fund, MuniCash and New York Money Fund may enter into agreements with a financial institution requiring it to provide services to its customers who beneficially own Cash Plus Shares in consideration of a total of 0.50% (on an annualized basis) of the average daily NAV of the Cash Plus Shares held by a financial institution for the benefit of its customers. An initial 0.10% (on an annualized basis) of the average daily NAV of Cash Plus Shares will be paid to a financial institution for providing services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annualized basis) of the average daily NAV of Cash Plus Shares will be paid to a financial institution for providing support services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another 0.05% (on an annualized basis) of the average daily NAV of Cash Plus Shares will be paid to a financial institution for providing Sweep/Allocation Services provided for Cash Reserve Shares as described above. Another 0.10% (on an annualized basis) of the average daily NAV of such Shares will be paid to a financial institution for providing services which may include: (i) marketing and activities, including direct mail promotions that promote the Sweep/Allocation Services, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep/Allocation Services, (iv) travel, equipment, printing, delivery and mailing costs and other office expenses attributable to the marketing of the Sweep/Allocation Services.

Pursuant to the Cash Plus Shares Distribution Plan (12b-1 Plan), TempCash, FedFund, California Money Fund, MuniCash and New York Money Fund may enter into an agreement with a financial institution requiring it to provide certain sales and distribution services to its shareholders who beneficially own Cash Plus Shares in consideration of 0.35% (on an annualized basis) of the average daily NAV of the Cash Plus Shares held by a financial institution for the benefit of shareholders. Sales and support services provided by a

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financial institution may include, among other things, reasonable assistance in connection with the distribution of Cash Plus Shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for shareholders.

Pursuant to the Select Shares, Private Client Shares and Premier Shares Distribution (12b-1) Plans, each Fund will be subject to a distribution fee payable pursuant to their Distribution Plans and related Agreements which will not exceed 0.35%, 0.35% and 0.10%, respectively, of the average daily NAV of such shares held by Service Organizations for the benefit of their customers. Sales and distribution services provided by Service Organizations under the applicable Distribution Plan and related Agreement may include reasonable assistance in connection with the distribution of such shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for Customers.

Select Shares, Private Client Shares and Premier Shares will also be subject to a fee payable pursuant to their respective Shareholder Service Plan and related Agreement which will not exceed 0.50% (on an annualized basis) of the average daily NAV of a particular Fund’s Select Shares, Private Client Shares or Premier Shares held by Service Organizations for the benefit of their customers. An initial 0.10% (on an annualized basis) of the average daily NAV of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annualized basis) of the average daily NAV of such Shares will be paid to Service Organizations for providing services which may include the services provided for Dollar Shares as described in sections (iii) through (xi) above. Another 0.05% (on an annualized basis) of the average daily NAV of such Shares will be paid to Service Organizations for providing Sweep/Allocation Services provided for Cash Reserve Shares as described above. Another 0.10% (on an annualized basis) of the average daily NAV of such Shares will be paid to Service Organizations for providing services which may include: (i) marketing activities, including direct mail promotions, that promote the Sweep/Allocation Services, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep/Allocation Services, (iv) travel, equipment, printing, delivery and mailing costs and other office expenses attributable to the marketing of the Sweep/Allocation Services.

With respect to the Select Shares, Premier Shares and Private Client Shares, through February 29, 2020, BRIL has contractually agreed to waive all or a portion of the fees to which it is entitled under the Distribution Plan and Service Organizations have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and the Shareholder Services Plan and related Agreement so that after such waivers, the maximum net annual fund ordinary operating expense ratios do not exceed (i) 1.00% of the average daily net assets of each Fund for Select Shares; (ii) 0.68% of the average daily net assets of each Fund for Private Client Shares; and (iii) 0.68% of the average daily net assets of each Fund for Premier Shares.

The Board has approved the Trust’s arrangements with Service Organizations based on information provided to the Board that there is a reasonable likelihood that the arrangements will benefit the class of shares of the Fund charged with such fees and its shareholders. Any material amendment to the Trust’s arrangements with Service Organizations must be made in a manner approved by a majority of the Board (including a majority of the disinterested Trustees), and any amendment to increase materially the costs under the Distribution Plan (12b-1 Plan) of the Cash Plus Shares, Plus Shares, Select Shares, Private Client Shares or Premier Shares must be approved by the holders of a majority as defined in the 1940 Act of the applicable outstanding shares. (It should be noted that while the annual service fee with respect to Plus Shares is currently set at 0.25%, the Plan adopted by the Board with respect to California Money Fund and New York Money Fund permits the Board to increase this fee to 0.40% without shareholder approval.) So long as the Trust’s arrangements with Service Organizations are in effect, the selection and nomination of the members of the Board who are not “interested persons” (as defined in the 1940 Act) of the Trust will be committed to the discretion of such Independent Trustees.

The Manager, BRIL, and/or their affiliates may pay additional compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with providing services to shareholders of the Trust. See “Miscellaneous — Other Information” below.

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The following chart provides information with respect to the fees paid to, and waived by, Service Organizations during the fiscal year ended October 31, 2018. A portion of the fees collected by Service Organizations were paid to affiliates for providing shareholder servicing activities to the Funds’ share classes.

Fund/Share Class*	Total Shareholder Servicing Fees	Total Distribution (12b-1) Fees	Shareholder Servicing Fees Waived	Distribution (12b-1) Fees Waived
TempCash/Dollar	$21,036	—	—	—
TempFund/Administration	$72,375	—	—	—
TempFund/Cash Management	$3,256,977	—	—	—
TempFund/Cash Reserve	$23,473	—	—	—
TempFund/Dollar	$243,203	—	—	—
TempFund/Select	$3	$2	—	—
TempFund/Private Client	$11,206	$7,844	—	$7,844
Federal Trust Fund/Administration	$55,073	—	—	—
Federal Trust Fund/Cash Management	$71,882	—	—	—
Federal Trust Fund/Cash Reserve	$1,587	—	—	—
Federal Trust Fund/Dollar	$306,202	—	—	—
FedFund/Administration	$2,589,170	—	—	—
FedFund/Cash Management	$750,120	—	—	—
FedFund/Cash Reserve	$4,667,642	—	—	—
FedFund/Dollar	$4,854,493	—	—	—
FedFund/Capital	$1,722,353	—	$344,637	—
FedFund/Select	$1,092,755	$765,026	—	$43,706
FedFund/Private Client	$5,611	$3,928	—	$3,772
T-Fund/Administration	$771,975	—	—	—
T-Fund/Cash Management	$3,046,518	—	—	—
T-Fund/Cash Reserve	$373,878	—	—	—
T-Fund/Dollar	$6,449,269	—	—	—
T-Fund/Capital	$2,775,580	—	$555,284	—
T-Fund/Select	$225,726	$157,990	—	$9,030
Treasury Trust Fund/Administration	$555,252	—	—	—
Treasury Trust Fund/Cash Management	$98,533	—	—	—
Treasury Trust Fund/Cash Reserve	$12,437	—	—	—
Treasury Trust Fund/Dollar	$1,295,853	—	—	—
Treasury Trust Fund/Select	$178,813	$125,094	—	$7,153
California Money Fund/Select	$8,125	$5,688	—	$1,189
California Money Fund/Private Client	$2,331	$1,632	$93	$1,632
MuniCash/Dollar	$4,143	—	—	—
MuniFund/Administration	$16,653	—	—	—
MuniFund/Cash Management	$156	—	—	—
MuniFund/Dollar	$11,485	—	—	—
MuniFund/Select	$14,061	$9,841	—	$1,486
MuniFund/Private Client	$1,655	$1,158	$66	$1,158
New York Money Fund/Select	$1,136	$795	—	$130
New York Money Fund/Private Client	$1,362	$954	$54	$954

*	Share classes that had no shares outstanding throughout the fiscal year ended October 31, 2018 or that otherwise paid no fees to Service Organizations have been excluded from the chart.

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Expenses

A Fund’s expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not trustees, officers (except the Chief Compliance Officer) or employees of the Trust’s service contractors, SEC fees, state securities registration fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, Service Organization fees, costs of the Funds’ computer access program, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. A Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

ADDITIONAL INFORMATION CONCERNING TAXES

Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all, or substantially all, of its income each year, so that the Fund itself generally will be relieved of federal income and excise taxes. To qualify for treatment as a regulated investment company, it must generally meet three annual tests.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its net tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were to fail to qualify as a regulated investment company notwithstanding the availability of certain relief provisions, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute with respect to each calendar year at least 98% of its ordinary taxable income for the calendar year and at least 98.2% of its capital gain net income (excess of net long-term capital gains over net short-term capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. While each Fund intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that a sufficient amount of the Fund’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, a Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

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The Funds may invest in debt securities that are issued at a discount or provide for deferred interest. Even though a Fund receives no actual interest payments on these securities, it will be deemed to receive income equal, generally, to a portion of the excess of the face value of the securities over their issue price (“original issue discount”) each year that the securities are held. Since the income earned by a Fund in a taxable year from such investments may not be represented by cash income, the Fund may have to dispose of securities that it might otherwise have continued to hold, or may have to borrow, to generate cash to satisfy its distribution requirements.

Interest and gain received by a Fund in connection with an investment in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Imposition of such taxes will reduce the return of the affected Fund.

Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which agents or independent contractors are located, in which it is otherwise deemed to be conducting business or from which it is deriving income or otherwise has established a taxable nexus, a Fund may be subject to the tax laws of such states or localities.

Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss (“capital gain dividends”) are taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has owned Fund shares. Distributions paid by a Fund that are reported as exempt-interest dividends will not be subject to regular federal income tax. Exempt-interest dividends are included, however, in determining the portion of a shareholder’s social security benefits and railroad retirement benefits that are subject to federal income taxes. Funds that invest in tax-exempt securities may at times buy such securities at a discount to their original issue price or, for securities issued with original issue discount, their revised issue price. For federal income tax purposes and for purposes of New York State, New York City, California personal income taxes and certain other state and local personal income taxes, all or a portion of such discount may be treated as “market discount,” which is taxable as ordinary income (without regard to the exempt nature of the security) either when the security is disposed of at a gain or, if the particular Fund so elects, over the remaining term of the security. Market discount income is characterized as ordinary taxable income when distributed as a dividend to shareholders. Certain dividend income and long term capital gain are eligible for taxation at a reduced rate that applies to non-corporate shareholders. Under these rules, the portion of ordinary income dividends constituting “qualified dividend income” when paid by a registered investment company to a non-corporate shareholder may be taxable to such shareholder at long-term capital gain rates provided the shareholder has held the shares on which the dividend was paid for at least 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend (or, in the case of certain accumulated dividends with respect to preferred stocks, the shareholder has held the shares on which the dividend was paid for at least 91 days during the 181-day period that begins on the date that is 90 days before the date on which the shares become ex-dividend with respect to such dividend). However, to the extent a Fund’s distributions are derived from income on debt securities and short-term capital gains, such distributions will not constitute “qualified dividend income.” Thus, ordinary income dividends paid by the Funds generally will not be eligible for taxation at the reduced rate.

In general, any loss upon the sale or exchange of Fund shares held for six months or less will be disallowed to the extent of any exempt interest dividends received with respect to the shares; to the extent not disallowed, such loss will be treated as long-term capital loss to the extent of any capital gain dividends received with respect to the shares. Such loss will be allowed, however, in the case of shares in a Fund that declares exempt interest dividends daily in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends at least monthly. Distributions in excess of a Fund’s earnings and profits will first reduce the shareholder’s adjusted tax basis in the shareholder’s shares and any amount in excess of such basis will constitute capital gains to such

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shareholder (assuming the shares are held as a capital asset). Long-term capital gains (that is, gains from a sale or exchange of capital assets held for more than one year) are generally taxed at preferential rates to non-corporate taxpayers. Each Fund will furnish its shareholders with a written statement reporting the amounts of its dividends paid during the year that qualify as capital gain dividends or exempt-interest dividends, as applicable, as well as the portion of an exempt-interest dividend that constitutes an item of tax preference, as discussed below.

Ordinary income and capital gain dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund. Distributions by a Fund, whether from ordinary income or capital gains, generally will not be eligible for the dividends received deduction allowed to corporations under the Code. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

Because each Institutional Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Institutional Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Institutional Fund within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the 1940 Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If the Board imposes a liquidity fee on share redemptions of an Institutional Fund or the Retail Fund because of a drop in such Institutional Fund’s or Retail Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of such Institutional Fund or Retail Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Institutional Fund or Retail Fund and will serve to benefit non-redeeming shareholders. However, the Institutional Funds and Retail Fund do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If an Institutional Fund or the Retail Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Institutional Fund or Retail Fund at such time.

If the value of assets held by a Government Fund or the Retail Fund declines, the Board may authorize a reduction in the number of outstanding shares of the Government Fund or Retail Fund in order to preserve a NAV of $1.00 per share. The basis of any shares eliminated in this manner from a shareholder’s account would be added to the basis of the shareholder’s remaining shares of the Government Fund or Retail Fund; a shareholder disposing of shares at that time might recognize a capital loss. Dividends, including dividends reinvested in additional shares of the Government Fund or Retail Fund, will nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced.

Except with respect to an Institutional Fund with a floating rate NAV relying on IRS guidelines described above, a loss realized by a shareholder on a sale or exchange of shares of a Fund will be disallowed if other shares of the Fund are acquired (whether through the automatic reinvestment of dividends or otherwise)

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within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Under certain provisions of the Code, some shareholders may be subject to a 24% withholding tax on ordinary income dividends, capital gain dividends and redemption amounts (“backup withholding”). Backup withholding could be required on distributions paid by California Money Fund, MuniCash, MuniFund and New York Money Fund if such Fund does not reasonably estimate that at least 95% of its distributions during the taxable year are comprised of exempt-interest dividends. Generally, shareholders subject to backup withholding will be non-corporate shareholders that do not have certified taxpayer identification numbers on file with a Fund or that, to a Fund’s knowledge, have furnished incorrect numbers. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided that the required information is timely provided to the IRS.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater amount in a combination of taxable years), the shareholder must file a disclosure statement on Form 8886 with the IRS. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a registered investment company are not exempted. That a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities (other than pass-through entities to the extent owned by U.S. persons) will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning applicability of the United States withholding tax. Capital gain dividends paid to shareholders that are nonresident aliens or foreign entities, if and to the extent properly reported as capital gains dividends, generally will not be subject to 30% withholding tax, unless certain exceptions apply. Dividends derived by a registered investment company from short-term capital gains and qualified net interest income (including income from original issue discount and market discount) and paid to stockholders who are nonresident aliens and foreign entities, if and to the extent properly reported as “interest-related dividends” or “short-term capital gain dividends,” generally will not be subject to U.S. withholding tax under a temporary exemption. Where possible, each Fund intends to report distributions in this manner. However, depending on its circumstances, a Fund may report all, some or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder must comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN (in the case of individuals), W-8BEN-E (in the case of entities) or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as an interest-related dividend or short-term capital gain dividend. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts. It is not possible to predict what portion, if any, of a Fund’s distributions will be reported as consisting of qualified short-term gain or qualified net interest income exempt from withholding in the hands of nonresident and foreign shareholders.

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Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

Ordinary income and capital gain dividends paid by the Funds may also be subject to state and local taxes. However, certain states and localities are exempt from taxation on dividends paid by registered investment companies that are derived from interest on United States Treasury obligations. State and local law varies as to whether dividend income attributable to United States Treasury obligations is exempt from income tax.

The following is applicable to California Money Fund, MuniCash, MuniFund and New York Money Fund only:

For a Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year must consist of securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing exempt securities, the Funds intend to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes and taxable income for state and local tax purposes. The Funds will not undertake independent investigations concerning the tax-exempt status of such obligations, nor do they guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax-exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. If a Fund satisfies the applicable requirements, dividends paid by the Fund which are attributable to tax exempt interest on exempt securities and reported by the Fund as exempt-interest dividends in a written statement furnished to its shareholders may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. The percentage of total dividends paid by a Fund with respect to any taxable year which qualifies as exempt-interest dividends for federal income tax purposes will be the same for all shareholders receiving dividends from the Fund with respect to such year.

Shares of the Funds may not be an appropriate investment for entities that are “substantial users” of facilities financed by “private activity bonds” or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his or her trade or business and (i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) who occupies more than 5% of the usable area of such facilities or (iii) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

Future legislation, regulations, rulings or court decisions may cause interest on municipal obligations to be subject, directly or indirectly, to federal income taxation or may cause interest on municipal obligations that are presently exempt from state and local taxation to be subject to state or local income taxation, or the value of such municipal obligations to be subject to state or local intangible personal property tax, or may otherwise prevent a Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in a Fund.

* * *

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The foregoing is only a summary of some of the tax considerations generally affecting the Funds and their shareholders that are not described in the prospectuses. Investors are urged to consult their tax advisors with specific reference to their own tax situation.

DIVIDENDS

General

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer.

Each Fund’s net investment income for dividend purposes consists of (i) interest accrued and original issue discount earned on that Fund’s assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets and (iii) less accrued expenses directly attributable to that Fund and the general expenses (e.g., legal, accounting and Trustees’ fees) of the Trust prorated to such Fund on the basis of its relative net assets. Any realized short-term capital gains may also be distributed as dividends to Fund shareholders. In addition, a Fund’s Administration Shares, Capital Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Plus Shares, Premier Shares, Private Client Shares and/or Select Shares bear exclusively the expense of fees paid to Service Organizations. (See “Management of the Funds — Service Organizations.”)

As stated, the Trust uses its best efforts to maintain the NAV per share of each Government Fund and the Retail Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by any Government Fund or the Retail Fund, it is possible that a Government Fund’s or the Retail Fund’s NAV per share may fall below $1.00.

ADDITIONAL DESCRIPTION CONCERNING SHARES

The Trust was organized as a Delaware statutory trust on October 21, 1998. The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board has authorized the issuance of ten series of shares designated as TempCash, TempFund, Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, California Money Fund, MuniCash, MuniFund and New York Money Fund. The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders of a Fund owning at least 25% of the Fund’s shares, the Trust will call for a meeting of shareholders of such Fund to consider the removal of one or more Trustees and certain other matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

Holders of shares in a Fund of the Trust will vote in the aggregate and not by class or sub-class on all matters, except as described above, and except that each Fund’s Administration, Capital, Cash Management, Cash

60

Plus, Cash Reserve, Dollar, Plus, Premier, Private Client and Select Shares, as described in “Service Organizations” above, shall be entitled to vote on matters submitted to a vote of shareholders pertaining to that Fund’s arrangements with its Service Organizations. Further, shareholders of each of the Funds will vote in the aggregate and not by Fund except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent accountants, the approval of principal underwriting contracts, and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting without regard to portfolio.

Notwithstanding any provision of Delaware law requiring a greater vote of shares of the Trust’s shares of beneficial interest (or of any class voting as a class) in connection with any Trust action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Trust’s Charter, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of beneficial interest voting without regard to class (or portfolio).

COUNSEL

Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, with offices at 200 Berkeley Street, Boston, Massachusetts 02116, serves as the Funds’ independent registered public accounting firm.

FINANCIAL STATEMENTS

The audited financial statements and notes thereto in the Trust’s Annual Report to Shareholders for the fiscal year ended October 31, 2018 (the “2018 Annual Report”) are incorporated in this SAI by reference. No other parts of the 2018 Annual Report are incorporated by reference herein. The financial statements included in the 2018 Annual Report have been audited by Deloitte & Touche LLP. The report of Deloitte & Touche LLP is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such report given upon Deloitte & Touche LLP’s authority as experts in accounting and auditing. Additional copies of the 2018 Annual Report may be obtained at no charge by telephoning the Trust at the telephone number appearing on the front page of this SAI.

MISCELLANEOUS

Proxy Voting Policies and Procedures

The Board has delegated the voting of proxies for the Funds’ securities to BlackRock pursuant to BlackRock’s proxy voting guidelines and procedures (the “BlackRock Proxy Voting Guidelines”). Under the BlackRock Proxy Voting Guidelines, BlackRock will vote proxies related to Fund securities in the best interests of the Fund and its stockholders. From time to time, a vote may present a conflict between the interests of the Fund’s stockholders, on the one hand, and those of BlackRock, or any affiliated person of the Fund or BlackRock, on the other. BlackRock maintains policies and procedures that are designed to prevent undue influence on

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BlackRock’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates. Most conflicts are managed through a structural separation of BlackRock’s Corporate Governance Group from BlackRock’s employees with sales and client responsibilities. In addition, BlackRock maintains procedures to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder. In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. Copies of both the Funds’ Proxy Voting Policy and the BlackRock Proxy Voting Guidelines are attached as Appendix D.

Information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (i) at www.blackrock.com and (ii) on the Commission’s website at http://www.sec.gov.

Additional Payments by BlackRock

From time to time, BlackRock, BRIL and/or their affiliates (referred to in this section collectively as “BlackRock”) may compensate Service Organizations for the sale and distribution of shares of a Fund, for services to a Fund and its shareholders and/or for data provision or technology support. A Service Organization may perform these obligations itself or may arrange for a third party to perform them. These payments, which are not made pursuant to a Plan or otherwise paid by a Fund, are referred to as “Additional Payments” herein.

Additional Payments are made from BlackRock’s own assets (which may come directly or indirectly from fees paid by a Fund to BlackRock for various services, such as investment advisory services). These payments are not an additional charge to a Fund or its shareholders and do not change the price paid by shareholders for the purchase of a Fund’s shares or the amount a Fund receives as proceeds from such purchases. Additional Payments made to Service Organizations are in addition to any distribution or shareholder servicing fees paid under any Plan of any Fund, any sales charges, commissions or other concessions described in the prospectuses or this SAI, and any administrative, networking, recordkeeping, sub-transfer agency or sub-accounting fees payable by a Fund. Pursuant to applicable FINRA regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of Fund shares, are required to be disclosed. While FINRA regulations limit the sales charges that shareholders may bear, there are no limits with regard to the amounts that BlackRock may pay out of its own assets.

Additional Payments may be made as a fixed dollar amount, may be based on the number of customer accounts maintained by a Service Organization, may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, or may be calculated on another basis.

BlackRock negotiates Additional Payments with each Service Organization on an individual basis. Additional Payments may be different for different Service Organizations, and some Service Organizations may be paid pursuant to more than one of the calculations described above. Not all Service Organizations receive Additional Payments. Sales-based payments primarily create incentives to make new sales of shares of the Fund, and asset-based payments primarily create incentives to retain previously sold shares of the Fund. The level of payments made to these Service Organizations in any year will vary and may be limited to specific Funds or share classes. In certain cases, these payments may be subject to certain minimum payment levels.

The aggregate amount of Additional Payments made by BlackRock may be substantial and may be significant to certain Service Organizations. The categories of Additional Payments listed below are not mutually exclusive. The same Service Organization, or one or more of its affiliates, may receive payments under more than one category of Additional Payments.

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A.	Distribution and Marketing Support

Additional Payments may be made by BlackRock for distribution and marketing support activities. These payments may take the form of, among other things, “due diligence” payments for a Service Organization’s examination of a Fund; payments for providing extra employee training and information relating to a Fund; fees for access (in some cases on a preferential basis) to the Service Organization’s registered representatives, salespersons or other personnel, including at sales meetings and conferences; “shelf space” payments for placing the Fund on the Service Organization’s platform(s); “listing” fees for the placing of the Fund on a dealer’s list (which may be a preferred or recommended list) of mutual funds available for purchase by its customers or in certain sales programs from time to time; fees for providing assistance in promoting the sale of the Fund’s shares (which may include promotions in communications with the Service Organization’s customers, registered representatives, salespersons and/or other personnel); payments for the sale of shares and/or the maintenance of share balances; transaction fees (also referred to as “ticket charges”); and payments for infrastructure support. These payments normally will not exceed the sum of (a) 0.25% of such year’s Fund sales by that Service Organization, and (b) 0.21% of the assets attributable to that Service Organization invested in a Fund.

B.	Shareholder Services

Many Fund shares are owned or held by Service Organizations for the benefit of their customers. In these situations, a Fund may not maintain accounts in the name of the customers, and Service Organizations may perform some of the functions for these customers’ accounts that the transfer agent would have performed if the accounts had been in the customers’ names on the Fund’s books. Such services include sub-accounting services, shareholder servicing and transaction processing services and are sometimes referred to as “recordkeeping,” “sub-transfer agency,” “sub-accounting,” “networking” and/or “administrative” services. Additional Payments may exceed amounts that would be earned on these assets by the transfer agent for the performance of these or similar services. These Additional Payments made by BlackRock are in addition to any transfer agent, shareholder servicing and transaction processing fees paid by a Fund, as applicable.

C.	Data Provision and Technology Support

BlackRock may make Additional Payments to Service Organizations for the provision of certain analytical or other data services relating to the Funds, such as statistical information regarding sales of the Funds, or technology support. Such Additional Payments are generally made as a fixed dollar amount, and not based on assets or sales.

D.	Service Organizations Receiving Additional Payments

As of the date of this SAI, the Service Organizations listed below, and, in some cases, certain of the Service Organization’s affiliates, may be receiving one or more types of Additional Payments. This list may change over time, and BlackRock may pay Service Organizations or their affiliates additional types of Additional Payments in the future. Please contact your Service Organization to determine whether it or its affiliate currently may be receiving such payments and to obtain further information regarding any such payments.

AccuTech Systems Corporation

ADP Broker-Dealer, Inc.

Advisor Group, Inc.

Alight Solutions LLC

Allianz Life Financial Services, LLC

Allianz Life Insurance Company of New York

Allianz Life Insurance Company of North America

American Enterprise Investment Services, Inc.

American Fidelity Assurance Company

American Fidelity Securities, Inc.

American General Life Insurance Company

American United Life Insurance Company

Annuity Investors Life Insurance Company

Ascensus Broker Dealer Services, Inc.

Ascensus, Inc.

AXA Advisors, LLC

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AXA Equitable Life Insurance Company

Bank of America, N.A.

Bank of New York Mellon, The

Barclays Capital Inc.

BB&T Retirement & Institutional Services

Benefit Plans Administrative Services, Inc.

Benefit Trust Company

BlackRock Advisors, LLC

BMO Capital Markets Corp.

BNP Paribas Investment Partners UK Limited

BNY Mellon, N.A.

BOKF, N.A.

Broadridge Business Process Outsourcing, LLC

Brown Brothers Harriman & Co.

Capital One, N.A.

Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Group

Cetera Financial Specialists LLC

Cetera Investment Services LLC

Charles Schwab & Co., Inc.

Charles Schwab Bank

Chicago Mercantile Exchange Inc.

Citco Securities, LLC

CitiBank, National Association

Citigroup Global Markets, Inc.

Citizens Business Bank

CME Shareholder Servicing LLC

CMFG Life Insurance Company

Comerica Bank

Commonwealth Financial Network

Computershare Trust Company

Conduent HR Services, LLC

Credit Suisse Securities (USA) LLC

CSC Trust Company of Delaware

Delaware Life Insurance Company

Delaware Life Insurance Company of New York

Deutsche Bank AG

Deutsche Bank Trust Company Americas

Digital Retirement Solutions, Inc.

Edward D. Jones & Co., L.P.

Empire Fidelity Investments Life Insurance Company

E*trade Savings Bank

Federal Deposit Insurance Corporation

Fidelity Brokerage Services LLC

Fidelity Investments Institutional Operations Company, Inc.

Fidelity Investments Life Insurance Company

Fifth Third Securities, Inc.

First Allied Securities, Inc.

First Command Financial Planning, Inc.

First Hawaiian Bank

First Mercantile Trust Company

First MetLife Investors Insurance Company

First Republic Bank

First Security Benefit Life Insurance and Annuity Company of New York

First Symetra National Life Insurance Company of New York

FIS Brokerage & Securities Services LLC

Forethought Life Insurance Company

FSC Securities Corporation

Genworth Life and Annuity Insurance Company

Genworth Life Insurance Company of New York

Girard Securities, Inc.

Global Atlantic Distributors, LLC

Goldman Sachs & Co.

Great-West Financial Retirement Plan Services, LLC

Great-West Life & Annuity Insurance Company

Great-West Life & Annuity Insurance Company of New York

Guardian Insurance & Annuity Company, Inc., The

GWFS Equities, Inc.

Hartford Funds Management Company

Hartford Life Insurance Company

Hartford Securities Distribution Company, Inc.

Hazeltree Fund Services, Inc.

Hightower Securities, Inc.

Hilltop Securities Inc.

HSBC Bank USA, N.A.

Huntington Investment Company, The

Institutional Cash Distributors, LLC

Integrity Life Insurance Company

J.P. Morgan Securities LLC

Jefferies LLC

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

John Hancock Life Insurance Company (U.S.A.)

John Hancock Life Insurance Company of New York

John Hancock Trust Company

JPMorgan Chase Bank, N.A.

Kestra Investment Services, LLC

Ladenburg Thalmann Advisor Network LLC

Lincoln Financial Advisors Corporation

Lincoln Financial Distributors, Inc.

Lincoln Financial Securities Corporation

Lincoln Life & Annuity Company of New York

Lincoln National Life Insurance Company

Lincoln Retirement Services LLC

LPL Financial LLC

64

M&T Securities Inc.

Manufacturers and Traders Trust Company

Massachusetts Mutual Life Insurance Company

Members Life Insurance Company

Mercer HR Services, LLC

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metavante Corporation

MetLife Insurance Company USA

Metropolitan Life Insurance Company

Mid Atlantic Capital Corporation

Midland Life Insurance Company

Minnesota Life Insurance Company

Mizuho Securities USA Inc.

MML Distributors, LLC

MML Investors Services, LLC

Morgan Stanley & Co. LLC

Morgan Stanley Distribution, Inc.

Morgan Stanley Smith Barney LLC

MUFG Union Bank, National Association

National Financial Services LLC

National Integrity Life Insurance Company

National Life Insurance Company

Nationwide Financial Services, Inc.

Nationwide Fund Distributors LLC

Nationwide Retirement Solutions

NCB Federal Savings Bank

New England Pension Plan Systems, LLC

New York Life Insurance and Annuity Corporation

Newport Retirement Services, Inc.

NEX Treasury Limited

Northbrook Bank & Trust Company

Northern Trust Company, The

Northwestern Mutual Investment Services, LLC

NYLife Distributors LLC

Oppenheimer & Co., Inc.

Orion Advisor Services, LLC

Pacific Life & Annuity Company

Pacific Life Insurance Company

Pacific Select Distributors, LLC

Park Avenue Securities LLC

Pershing LLC

PFPC Inc.

PFS Investments Inc.

Piper Jaffray & Co.

PNC Bank, National Association

PNC Capital Markets LLC

PNC Investments LLC

Primerica Shareholder Services, Inc.

Principal Life Insurance Company

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

Prudential Annuities Distributors, Inc.

Prudential Insurance Company of America

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

RBC Capital Markets, LLC

Regions Bank

Reliance Trust Company

Reliastar Life Insurance Company

Reliastar Life Insurance Company of New York

RiverSource Distributors, Inc.

RiverSource Life Insurance Co. of New York

RiverSource Life Insurance Company

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Sammons Retirement Solutions, Inc.

Santander Bank, N.A.

Saturna Trust Company

Security Benefit Life Insurance Company

Security Financial Resources, Inc.

Security Life of Denver Insurance Company

SEI Private Trust Company

SG Americas Securities, LLC

Silicon Valley Bank

Standard Insurance Company

State Farm Life and Accident Assurance Company

State Farm Life Insurance Company

State Farm VP Management Corp.

State Street Global Markets, LLC

Stifel, Nicolaus & Company, Incorporated

Summit Brokerage Services, Inc.

SunTrust Bank

SVB Asset Management

Symetra Life Insurance Company

Syntal Capital Partners, LLC

T. Rowe Price Retirement Plan Services, Inc.

Talcott Resolution Life and Annuity Insurance Company

Talcott Resolution Life Insurance Company

TD Ameritrade Clearing, Inc.

TD Ameritrade Trust Company

TD Ameritrade, Inc.

Teachers Insurance and Annuity Association of America

Transamerica Advisors Life Insurance Company

Transamerica Financial Life Insurance Company

Treasury Brokerage

U.S. Bancorp Investments, Inc.

U.S. Bank, National Association

UBATCO & Co.

UBS Financial Services, Inc.

UBS Securities LLC

UMB Bank, National Association

United States Life Insurance Company in the City of

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New York, The

VALIC Retirement Services Company

Vanguard Group, Inc., The

Vanguard Marketing Corporation

Voya Financial Advisors, Inc.

Voya Financial Partners, LLC

Voya Insurance and Annuity Company

Voya Institutional Plan Services, LLC

Voya Investments Distributor, LLC

Voya Retirement Insurance and Annuity Company

Wells Fargo Advisors, LLC

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Bank, N.A.

Wells Fargo Clearing Services, LLC

Wells Fargo Investments, LLC

Wells Fargo Securities, LLC

Wilmington Trust, National Association

Woodbury Financial Services, Inc.

ZB, National Association

E.	Sponsorship and Other Incentive Payments and Services

In addition to the Additional Payments described above, BlackRock may contribute to various other incentive arrangements to promote the sale of shares, including hosting proprietary and financially sponsoring Service Organizations’ training and educational seminars, conferences, meetings or events. BlackRock may also pay for the travel,

Separately, BlackRock has developed proprietary tools, calculators and related interactive or digital content that is made available through the www.BlackRock.com website at no additional cost to Service Organizations. BlackRock configures these tools and calculators and localizes the content for Service Organizations as part of its customary digital marketing support and promotion of the Funds or other BlackRock funds, iShares ETFs and other exchange-traded products.

F.	Conflicts

Additional Payments made by BlackRock to a Service Organization or its affiliates or other incentive arrangements may be an important factor in the Service Organization’s willingness to support the sale of a Fund and/or particular share class through its distribution system or to perform services with respect to such Fund. Additional Payments and other incentive arrangements may also be important factors in the Service Organization’s willingness to recommend the BlackRock Fund complex in general.

BlackRock may be motivated to pay Additional Payments and other incentive compensation to promote the sale of Fund shares to customers of Service Organizations and the retention of those investments by such customers. To the extent Service Organizations sell more shares of a Fund or retain shares of a Fund in their customers’ accounts, BlackRock benefits from the incremental management and other fees paid by the Fund with respect to those assets.

Service Organizations may have financial incentives for recommending a particular Fund, share class or fund complex over another. Service Organizations may charge their customers additional fees in connection with the purchase or redemption of Fund shares or for account-related services which are in addition to the sales and other charges described in the Fund’s prospectuses and this SAI. Such charges may vary among Service Organizations but in all cases will be retained by the Service Organization and will not be remitted to a Fund or BlackRock.

Shareholders should consider whether such incentives exist when evaluating any recommendations from a Service Organization to purchase or sell shares of a Fund and when considering which share class is most appropriate. You should consult with your Service Organization, and review carefully any disclosure by the Service Organization, as to compensation received by it or its affiliates and for more information about the payments described above.

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Shareholder Vote

As used in this SAI, a “majority of the outstanding shares” of a Fund or of a particular portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of that Fund’s shares (irrespective of class or subclass) or of the portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of that Fund or portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund (irrespective of class or subclass) or of the portfolio.

Securities Holdings of Brokers

As of October 31, 2018, the value of a Fund’s aggregate holdings, if any, of the securities of each of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents is set forth below:

TempCash Regular Broker Dealer	Security	Value ($000)

KBC Group N.V.	D	164,992

Skandinaviska Enskilda Banken AB	D	138,011

ABN AMRO Securities LLC	D	100,000

Barclays Capital, Inc.	D	99,994

Swedbank AB	D	48,014

TempFund Regular Broker Dealer	Security	Value ($000)

Skandinaviska Enskilda Banken AB	D	568,083

KBC Group N.V.	D	549,977

Barclays Capital, Inc.	D	387,977

ABN AMRO Securities LLC	D	300,000

Swedbank AB	D	130,037

Certain Record Holders

To the knowledge of the Trust, the following entities owned of record or beneficially 5% or more of a class of a Fund’s shares as of February 9, 2019:

Name	Address	Percent
TempCash
Institutional Shares
BPIF NSCC Omnibus Account	760 Moore Road King of Prussia, PA 19406	86.51%

Administration Shares
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	100%

Dollar Shares
Provident Advisers	Rooney Enterprises Inc. 3400 South Water Street Pittsburgh, PA 15203	75.23%

Provident Advisers	Chicago Title Insurance Co. Escrow Agent For HMC Prop 1994 Two Gateway Center 603 Stanwix Street, Suite 1900 Pittsburgh, PA 15222	12.36%

Provident Advisers	Chicago Title Insurance Co. Escrow Agent/Herman Lipsitz Two Gateway Center 603 Stanwix Street, 19th Floor Pittsburgh, PA 15222	12.36%

TempFund
Institutional Shares
Merrill Lynch Pierce Fenner & Smith	200 North College Street, 3rd Floor Charlotte, NC 28255	11.36%

Strategic Cash Portfolio II	400 Bellevue Parkway Wilmington, DE 19809	7.17%

Morgan Stanley Smith Barney LLC	1300 Thames Street, 6th Floor Baltimore, MD 21231-3495	6.47%

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Name	Address	Percent
Administration Shares
Citizens National Bank Trust Department	P.O. Box 911 Meridian, MS 39302	36.86%

Wilmington Trust	1100 Wehrle Drive Williamsville, NY 14221	29.19%

Merrill Lynch Pierce Fenner & Smith	200 North College Street, 3rd Floor Charlotte, NC 28255	17.00%

Delaware Trust Company	251 Little Falls Drive Wilmington, DE 19808	9.61%

Cash Management Shares
Delaware Trust Company	251 Little Falls Drive Wilmington, DE 19808	57.99%

Merrill Lynch Pierce Fenner & Smith	4800 E Deerlake Drive Jacksonville, FL 32246-6484	42.00%

Cash Reserve Shares
Citizens National Bank Trust Department	P.O. Box 911 Meridian, MS 39302	65.34%

Wells Fargo Clearing Services	2801 Market Street Saint Louis, MO 63103	6.25%

Merrill Lynch Pierce Fenner & Smith	4800 E Deerlake Drive Jacksonville, FL 32246-6484	5.18%

Dollar Shares
Delaware Trust Company	251 Little Falls Drive Wilmington, DE 19808	34.53%

Merrill Lynch Pierce Fenner & Smith	200 North College Street, 3rd Floor Charlotte, NC 28255	27.46%

Merrill Lynch Pierce Fenner & Smith	4800 E Deerlake Drive Jacksonville, FL 32246-6484	15.95%

Citizens National Bank Trust Department	P.O. Box 911 Meridian, MS 39302	10.73%

Provident Advisers	32 Meadow View Court Leonia, NJ 07605	5.30%

Private Client Shares
JP Morgan Securities LLC	4 Chase Metrotech Center, 7th Floor Brooklyn, NY 11245	21.51%

JP Morgan Securities LLC	4 Chase Metrotech Center, 7th Floor Brooklyn, NY 11245	8.17%

JP Morgan Securities LLC	4 Chase Metrotech Center, 7th Floor Brooklyn, NY 11245	6.97%

JP Morgan Securities LLC	4 Chase Metrotech Center, 7th Floor Brooklyn, NY 11245	5.05%

Select Shares
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	100%

FedFund
Institutional Shares
Bank of New York Hare & Co.	111 Sanders Creek Parkway East Syracuse, NY 13057	15.27%

Merrill Lynch Pierce Fenner & Smith	4800 E Deerlake Drive Jacksonville, FL 32246-6484	11.75%

Merrill Lynch Pierce Fenner & Smith	200 North College Street, 3rd Floor Charlotte, NC 28255	5.72%

Administration Shares
Wilmington Trust	1100 Wehrle Drive Williamsville, NY 14221	87.04%

Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	11.23%

Cash Management Shares
Delaware Trust Company	251 Little Falls Drive Wilmington, DE 19808	89.37%

Laba & Co. FBO Bank of America	135 S LaSalle Street Chicago, IL 60603	5.42%

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Name	Address	Percent
Cash Reserve Shares
Merrill Lynch Pierce Fenner & Smith	4800 E Deerlake Drive Jacksonville, FL 32246-6484	73.18%

Nabank & Co.	6242 E 41st Street BTC 2W Tulsa, OK 74135	26.27%

Dollar Shares
Wilmington Trust	1100 Wehrle Drive Williamsville, NY 14221	30.69%

PNC Bank	1900 East 9th St B7 YB13 07 6 Cleveland, OH 44114	22.24%

Union Bank Trust Nominee FBO Cash Management Sweeps	P.O. Box 85484 San Diego, CA 92186	20.99%

HSBC Bank USA NA	452 Fifth Avenue New York, NY 10018	8.54%

Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	7.75%

Private Client Shares
JP Morgan Securities LLC	4 Chase Metrotech Center, 7th Floor Brooklyn, NY 11245	100%

Select Shares
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	99.99%

Capital Shares
Silicon Valley Bank	3003 Tasman Drive Santa Clara, CA 95054	99.99%

Federal Trust Fund
Institutional Shares
Bank of America Model Bank	901 Main Street, 66th Floor Dallas, TX 75202-0000	39.33%

BPIF NSCC Omnibus Account	760 Moore Road King of Prussia, PA 19406	18.51%

State Street Bank FBO Cash Sweep Clients	1776 Heritage Drive Quincy, MA 02170	15.40%

Merrill Lynch Pierce Fenner & Smith	200 North College Street, 3rd Floor Charlotte, NC 28255	9.49%

Bank of America Global Finance	901 Main Street, 66th Floor Dallas, TX 75202-3738	8.21%

Administration Shares
Merrill Lynch Pierce Fenner & Smith	200 North College Street, 3rd Floor Charlotte, NC 28255	86.92%

Voya Institutional Trust Co.	1 Orange Way Windsor, CT 06066	13.07%

Cash Management Shares
BPIF NSCC Omnibus Account	760 Moore Road King of Prussia, PA 19406	99.99%

Cash Reserve Shares
Randall S Saunders and Moya Saunders Jt. Ten.	401 Brushy Ridge Road New Canaan, CT 06840	96.40%

Dollar Shares
BPIF NSCC Omnibus Account	760 Moore Road King of Prussia, PA 19406	51.40%

Merrill Lynch Pierce Fenner & Smith	200 North College Street, 3rd Floor Charlotte, NC 28255	43.45%

T-Fund
Institutional Shares
Bank of New York Hare & Co. 2	111 Sanders Creek Parkway East Syracuse, NY 13057	13.84%

Current Asset Fund Ltd.	P.O. Box 309 George Town, Grand Cayman Islands	9.78%

State Street Bank FBO Cash Sweep Clients	1776 Heritage Drive Quincy, MA 02170	8.06%

JP Morgan Chase Bank N.A.	10410 Highland Manor Drive, 3rd Floor Tampa, FL 33610	5.91%

Bank of New York Hare & Co. 2B	111 Sanders Creek Parkway East Syracuse, NY 13057	5.79%

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Name	Address	Percent
Administration Shares
Wilmington Trust	1100 Wehrle Drive Williamsville, NY 14221	60.49%

Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	39.46%

Cash Management Shares
Assetmark Trust Company FBO Assetmark Inc. & Mutual Clients	3200 N Central Avenue 7th Floor Phoenix, AZ 85012	26.56%

Delaware Trust Company	251 Little Falls Drive Wilmington, DE 19808	16.08%

BPIF NSCC Omnibus Account	760 Moore Road King of Prussia, PA 19406	16.06%

Jefferies LLC FBO MSC Partners LP	101 Hudson Street, 11th Floor Jersey City, NJ 07302	6.34%

Cash Reserve Shares
Bank of New York Hare & Co. 2	111 Sanders Creek Parkway East Syracuse, NY 13057	87.88%

First Republic Bank	111 Pine Street San Francisco, CA 94111-0000	11.73%

Dollar Shares
Citibank NA FBO	480 Washington Blvd. 30th Floor Jersey City, NJ 07310	16.14%

PNC Bank	1900 East 9th St B7 YB13 07 6 Cleveland, OH 44114	15.86%

Citibank NA FBO	480 Washington Blvd. 30th Floor Jersey City, NJ 07310	14.97%

Union Bank Trust Nominee FBO Cash Management Sweep	P.O. Box 85484 San Diego, CA 92186	14.20%

Wilmington Trust	1100 Wehrle Drive Williamsville, NY 14221	10.02%

Select Shares
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	99.99%

Capital Shares
Silicon Valley Bank	3003 Tasman Drive Santa Clara, CA 95054	99.82%

Treasury Trust Fund
Institutional Shares
Bank of New York Hare & Co. 2B	111 Sanders Creek Parkway East Syracuse, NY 13057	24.44%

Bank of America	1201 Main Street, 9th Floor Dallas, TX 75202	16.34%

Merrill Lynch Pierce Fenner & Smith	4800 E Deerlake Drive Jacksonville, FL 32246-6484	13.95%

Wells Fargo Bank NA	550 South 4th Street Minneapolis, MN 55415	8.81%

Administration Shares
Wilmington Trust	1100 Wehrle Drive Williamsville, NY 14221	55.06%

SEI Private Trust Company	One Freedom Valley Drive Oaks, PA 19456	9.41%

Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	7.13%

Cash Management Shares
Laba & Co. FBO Bank of America	135 S. LaSalle Street Chicago, IL 60603	100%

Cash Reserve Shares
Merrill Lynch Pierce Fenner & Smith	4800 E Deerlake Drive Jacksonville, FL 32246-6484	99.45%

70

Name	Address	Percent
Dollar Shares
PNC Bank	1900 East 9th Street B7 YB13 07 6 Cleveland, OH 44114	46.82%

Wilmington Trust	1100 Wehrle Drive Williamsville, NY 14221	12.94%

Knotfloat & Co. State Street Bank FBO Sweep	1200 Crown Colony Drive Quincy, MA 02169	12.09%

Union Bank Trust Nominee FBO Cash Management Sweep	P.O. Box 85484 San Diego, CA 92186	9.70%

Bank of New York Hare & Co. 2	111 Sanders Creek Parkway East Syracuse, NY 13057	6.21%

Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	5.91%

Select Shares
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	99.99%

California Money Fund
Institutional Shares
State Street FBO Cash Sweep BlackRock Clients	1776 Heritage Dr. Quincy, MA 02170	94.10%

MuniCash
Institutional Shares
BPIF NSCC Omnibus Account	760 Moore Road King of Prussia, PA 19406	62.93%

State Street FBO Cash Sweep BlackRock Clients	1776 Heritage Dr. Quincy, MA 02170	19.96%

Administration Shares
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	100%

Dollar Shares
Citizens National Bank Trust Department	P.O. Box 911 Meridian, MS 39302	87.17%

BPIF NSCC Omnibus Account	760 Moore Road King of Prussia, PA 19406	6.81%

Provident Advisers	P.O. Box 215 Zelienople, PA 16063	6.01%

MuniFund
Institutional Shares
Broadway National Bank	P.O. Box 17001 San Antonio, TX 78286	33.69%

Lobatco – Texas Bank & Trust	1800 NW Loop 281 Longview, TX 75604	16.48%

JPMCC-Chase Processing 28521	4 Chase Metrotech Center, 7th Floor Brooklyn, NY 11245	13.13%

Morgan Stanley Smith Barney LLC	1300 Thames Street, 6th Floor Baltimore, MD 21231-3495	12.78%

William L Mack	2115 Linwood Ave, Suite 110 Fort Lee, NJ 07024	5.78%

Maril and Co. FBO	4900 W Brown Deer Road Brown Deer, WI 53223	5.77%

Administration Shares
JP Morgan Securities LLC	4 Chase Metrotech Center, 7th Floor Brooklyn, NY 11245	98.51%

Dollar Shares
Lobatco – Texas Bank & Trust	1800 NW Loop 281 Longview, TX 75604	100%

Private Client Shares
JP Morgan Securities LLC	4 Chase Metrotech Center, 7th Floor Brooklyn, NY 11245	100%

71

Name	Address	Percent
Select Shares
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	99.99%

New York Money Fund
Institutional Shares
State Street FBO Cash Sweep BlackRock Clients	1776 Heritage Dr. Quincy, MA 02170	79.53%

BPIF NSCC Omnibus Account	760 Moore Road King of Prussia, PA 19406	10.68%

SEI Private Trust Company	One Freedom Valley Drive Oaks, PA 19456	9.33%

72

APPENDIX A

DESCRIPTION OF BOND RATINGS

A Description of Moody’s Investors Service, Inc.’s (“Moody’s”) Global Rating Scales

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Description of Moody’s Long-Term Obligation Ratings

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Short-Term Obligation Ratings

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s US Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels — MIG 1 through MIG 3 — while speculative grade short-term obligations are designated SG.

MIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale.

VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of S&P Global Ratings (“S&P”), a Division of S&P Global Inc., Issue Credit Ratings

A S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation, and the promise we impute;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Long-Term Issue Credit Ratings*

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR	This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

*The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Description of S&P’s Municipal Short-Term Note Ratings

A S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P’s municipal short-term note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Description of Fitch Ratings’ (“Fitch’s”) Credit Ratings Scales

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

A designation of Not Rated or NR is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

Description of Fitch’s Long-Term Corporate Finance Obligations Rating Scales

Fitch long-term obligations rating scales are as follows:

AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Notes: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.

The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch short-term ratings are as follows:

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.

RD	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B

SPECIAL CONSIDERATIONS REGARDING INVESTMENTS IN CALIFORNIA MUNICIPAL SECURITIES

Following is a brief summary of some of the factors that may affect the financial condition of the State of California (referred to herein as the “State” or “California”) and its political subdivisions. The summary is neither a complete nor a comprehensive description of these factors or an analysis of financial conditions and may not be indicative of the financial condition of issuers of obligations or any particular projects financed with the proceeds of such obligations. Many factors not included in the summary, such as the national economy, changes in federal tax law as well as federal policies related to trade, health care and immigration, social and environmental policies and conditions, developments in municipal bankruptcies and the national and international markets for products produced in California, could have an adverse impact on the financial condition of California and its political subdivisions. It is not possible to predict whether and to what extent those factors may affect the financial condition of California and its political subdivisions.

The following summary is based upon the most recent publicly available budget documents and offering statements relating to public debt offerings of the State. This summary has not been updated nor will it be updated during the year. Neither the Fund nor its legal counsel has independently verified this information.

Overview

The State labor market conditions have improved significantly since the depths of the recession. California’s unemployment rate increased from 6.1 percent at the start of 2008 to a high of 12.5 percent in the last four months of 2010. As of December 2018, the State’s unemployment rate was preliminarily estimated to be 4.2 percent, approximately 0.3 percent higher than the national average of 3.9 percent but representing one of the lowest monthly unemployment rates for the State since the United States Bureau of Labor Statistics began reporting such numbers in 1976.

California’s budget position continues to be strong. Although the State has faced serious budgetary problems in the past resulting from structural imbalances, the State significantly improved its general fiscal condition with the approval by the voters in November 2012 of a personal income tax increase and a sales tax increase (collectively known as “Proposition 30”). In November 2016, voters approved an extension of the Proposition 30 personal income tax increase until the December 31, 2030 but the sales tax increase expired on December 31, 2016. See “The State Budget — Proposition 30 and Proposition 55” below. Despite significant budgetary improvements during the last several years, there remain a number of budget risks that threaten the financial condition of the State’s Treasury General Fund (the “General Fund”). These risks include the threat of recession, potentially unfavorable changes to federal policies, the uncertain impact of changes in federal tax law and trade policy, and significant unfunded liabilities of the State’s two main retirement systems. See “State and Local Pension and Post-Retirement Liabilities” below.

The State’s fiscal year begins on July 1 and ends on June 30 of the following year. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the “Governor’s Budget”). State law also requires the Governor to update the Governor’s Budget projections and budgetary proposals by May 14 of each year (the “May Revision”). The Governor is required to sign the budget by the start of the fiscal year on July 1.

The State’s General Fund budget has achieved structural balance for the last several fiscal years, while also building up historic levels of reserves. The 2019-20 Governor’s Budget projects a Special Fund for Economic Uncertainties (“SFEU”) balance of approximately $3.9 billion as of June 30, 2019 and an SFEU balance of approximately $2.3 billion as of June 30, 2020 if proposed budget solutions are adopted. See “Status of State General Fund; 2019-20 Governor’s Budget” below. The 2019-20 Governor’s Budget funds the Budget Stabilization Account (the “BSA”), a fund established to build a stronger “rainy day” reserve, to 100 percent of its constitutional target ($15.3 billion) assuming a $1.8 billion mandatory deposit. The BSA deposit reflects the Governor’s interpretation of a constitutional amendment approved in November of 2014 intended to strengthen the BSA (“Proposition 2”) that prior optional deposits into the BSA did not count toward the 10 percent threshold level required by Proposition 2. See “The State Budget” and “Status of State General Fund; 2019-20 Governor’s Budget” below.

Many local governments in the State continue to face budget constraints due to limited taxing powers, among other factors. Unfunded pension and other post-retirement liabilities also weigh heavily upon the State as well as many local jurisdictions, and have been the principal cause of several well-publicized municipal bankruptcy filings.

Economic Factors

California is by far the most populous state in the nation, almost 40 percent larger than Texas, the second-ranked state, according to the most recent population estimates released by the United States Census Bureau. The July 2018 estimate of the State’s population is 39.8 million, which represents just over 12 percent of the total United States population.

California’s economy, the largest among the 50 states and one of the largest and most diverse in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy.

State total personal income has made substantial gains since the end of the financial crisis in 2009, during which the State experienced the first decline in total personal income on a year-over-year basis since 1938. From 2009 through 2017, State total personal income grew by an average annual rate of approximately 5.0%. In September 2018, the Department of Finance reported that total personal income increased approximately 4.0 percent in 2016 and estimated that it increased approximately 4.6 percent in 2017. As of January 2019, the State projected personal income to grow by 5.5 percent in 2018 and 5.0 percent in 2019.

The expiration of the Proposition 30 sales tax increase and increased percentages diverted to local governments have reduced the amount of sales tax available to the State’s General Fund. See “The State Budget — Proposition 30 and Proposition 55,” and “Local Governments — Realigning Services to Local Governments” below. Nevertheless, sales and use taxes remain a principal source of General Fund revenues. See “Recent Financial Results” below for a discussion of the percentage of State General Fund revenues that are derived from sales and use taxes. Total taxable transactions for the State were estimated at $649 billion for 2016 by the California State Board of Equalization, an increase of 2.4 percent over the prior year. As of February 2019, the State Department of Finance projected taxable sales to grow by 5.7 percent in 2018, 5.7 percent in 2019 and 2.9 percent in 2020. Annual taxable sale transactions for the State for 2017 and 2018 are not yet finalized by the California State Board of Equalization but the Department of Finance estimated $717 billion in taxable sales for 2018.

The statewide median home price for existing single-family homes fell to a low of approximately $300,000 in calendar year 2011. In July 2018, the statewide median home price was $591,460, which was an increase of 7.6 percent from a year earlier and well above the statewide median home price for calendar year 2016 of $501,560. This statewide median home price still remains slightly lower than the pre-recession peak median price of $594,530. Nevertheless, the Department of Finance reported in December 2017 that the gap between U.S. and California home prices has widened from 7 percent in 1970 to more than 120 percent in October 2017.

Residential building permitting, which suffered a long, steady decline from calendar years 2006 through 2009, has increased steadily over the years since, from 44,762 in 2010 (approximately $13.7 billion valuation) to almost 113,439 in 2017 (approximately $34.8 billion valuation), reflecting an annual growth rate of approximately 14 percent in valuation, but still down from a pre-recession figure of 164,187 (approximately $38.2 billion valuation) in 2006.

After slowing sharply in 2009, nonresidential construction increased steadily over the past several years, from a total valuation of approximately $11.2 billion in 2010 to $28.1 billion in 2017, reflecting an average annual growth rate of approximately 14 percent in valuation and surpassing the pre-recession high of $22.5 billion from 2007.

Constitutional Limitations on Taxes, Other Charges, Appropriations and General Fund Revenues

Over the years, a number of constitutional amendments have been enacted, often through voter initiatives, which have increased the difficulty of raising State taxes or restricted the use of General Fund revenues. Some of the more significant of these approved constitutional amendments are described below. Because of the complex nature of these initiatives and the ambiguities and possible inconsistencies in their terms, it is not possible to predict with certainty the impact on California debt obligations or on the ability of the State or local governments to pay debt service on such California debt obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

Limitation on Property Taxes. Certain California debt obligations may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution (“Article XIIIA”), enacted by the voters in 1978 and commonly known as “Proposition 13.” Briefly, Article XIIIA limits the rate of ad valorem property taxes to 1 percent of full cash value of real property and generally restricts the reassessment of property to 2 percent per year, except upon new construction or change of ownership (subject to a number of exemptions).

Taxing entities, however, may raise ad valorem taxes above the 1 percent limit to pay debt service on voter-approved bonded indebtedness.

Under Article XIIIA, the basic 1 percent ad valorem tax levy is applied against the assessed value of property as of the owner’s date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but it was upheld by the U.S. Supreme Court in 1992.

Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1 percent limit; it also requires voters of any governmental units to give two-thirds approval to levy certain taxes. For further discussion on Proposition 13, see “Local Governments — Constitutional and Statutory Limitations on Local Government” below. For further discussion on voter approval requirements under Article XIIIA, see “— Voter Requirements for Taxes and Fees” below.

Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the voters of the State approved Proposition 218, called the “Right to Vote on Taxes Act.” Proposition 218 added Article XIIIC (“Article XIIIC”) and Article XIIID (“Article XIIID”) to the State Constitution, which contain a number of provisions affecting the ability of local governments to levy and collect both existing and future taxes, assessments, fees and charges.

Article XIIIC requires that all new or increased local taxes be submitted to the voters before they become effective. Proposition 26, discussed below under the caption entitled “— Voter Requirements for Taxes and Fees,” amended Article XIIIC by adding an expansive definition of “taxes” to include many regulatory fees currently imposed by the State and its municipalities. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote.

Article XIIID contains several provisions making it generally more difficult for local governments to levy and maintain “assessments” for municipal services and programs. Article XIIID also contains several provisions affecting “fees” and “charges,” defined for purposes of Article XIIID to mean “any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a [local government] upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service.” All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges that generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. Article XIIID imposes notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as “property related” for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local government, two-thirds voter approval by the electorate residing in the affected area.

In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters, by future initiative, could repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

Limitations on the State’s Ability to Transfer Funds from Local Governments. On November 2, 2010, voters in the State approved Proposition 22, a Constitutional initiative. Proposition 22, known as the “Local Taxpayer, Public Safety, and Transportation Protection Act of 2010,” eliminated or reduced the State’s authority to (i) temporarily shift property taxes from cities, counties and special districts to schools, (ii) use vehicle license fee revenues to reimburse local governments for State-mandated costs (the State will have to use other revenues to reimburse local governments), (iii) redirect property tax increment from redevelopment agencies (which have since been dissolved, see “Obligations of Other Issuers — Tax Increment and the Dissolution of Redevelopment Agencies” below) to any other local government, (iv) use State fuel tax revenues to pay debt service on State transportation bonds, or (v) borrow or change the distribution of State fuel tax revenues.

Voter Requirements for Taxes and Fees. Proposition 26, known as the “Supermajority Vote to Pass New Taxes and Fees Act” was approved by State voters on November 2, 2010. Proposition 26 amended provisions of Article XIIIA and Article XIIIC governing the imposition of taxes. Proposition 26 requires a two-thirds supermajority vote in the California State Legislature (the “State Legislature”) prior to the imposition of any change in State statute which results in any taxpayer paying a higher tax. This requirement eliminated the prior practice that allowed, via majority vote, one tax to be increased if another tax is lowered by an equivalent amount. Furthermore, any increase in a fee beyond the amount needed to provide the specific service or benefit is deemed a “tax,” and thus would require two-thirds vote of any governmental units for passage. Finally, Proposition 26 applies retroactively to any measures passed on or after January 1, 2010. Thus, any tax or fee that was adopted after January 1, 2010 with a majority vote that would have required a two-thirds vote were Proposition 26 in place, was repealed on November 2, 2011, unless readopted by the necessary two-thirds vote.

Appropriations Limits. The State and its local governments are subject to an annual “appropriations limit” imposed by Article XIIIB of the California Constitution (“Article XIIIB”), enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending “appropriations subject to limitation” in excess of the appropriations limit imposed. “Appropriations subject to limitation” are authorizations to spend “proceeds of taxes,” which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but “proceeds of taxes” exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not “proceeds of taxes,” such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

Among the expenditures not included in the Article XIIIB appropriations limit are (i) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (ii) appropriations to comply with mandates of courts or the federal government, (iii) appropriations for certain capital outlay projects, (iv) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (v) appropriations made in certain cases of emergency.

The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units.

“Excess” revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50 percent of any excess, with the other 50 percent paid to schools and community colleges.

With more liberal annual adjustment factors since 1988, and depressed revenues in the early 1990s because of a recession, few governments have been operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years. The 2019-20 Governor’s Budget projected the State would be approximately $4.3 billion, $4.9 billion and $7.5 billion under its limit in fiscal years 2017-18, 2018-19 and 2019-20, respectively.

Dedication of General Fund Revenues to Schools. The single largest portion of the State budget is support for K-12 public schools and community college districts. Proposition 98, an initiative measure adopted originally in 1988, mandates that a set percentage of General Fund revenues be spent for K-14 schools, with the balance of school funding provided by a share of local property taxes. Proposition 98 is extremely complex, and results in significant fiscal problems when, General Fund revenues fall short of the projections on which the original appropriations to schools were made. For further discussion regarding Proposition 98, see “Proposition 98 and K-14 Funding” below.

Obligations of the State

The State has always paid when due the principal of and interest on its general obligation bonds, general obligation commercial paper notes, lease-revenue obligations and short-term obligations, including revenue anticipation notes and revenue anticipation warrants. The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond measure is approved by a majority of the electorate voting at a general election or a direct primary.

Capital Facilities Financing. The State builds and acquires capital facilities primarily through the use of general obligation bonds and lease-purchase borrowing. Under the State Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. New general obligation bonds, lease revenue bonds and other General Fund-supported debt are authorized by the voters and/or the State Legislature. As of January 1, 2019, the State had approximately $82.0 billion of outstanding general obligation bonds and lease revenue bonds payable principally from the State’s General Fund or from lease payments paid from the operating budget of the respective lessees, which operating budgets are primarily, but not exclusively, derived from the General Fund. This outstanding debt consists of approximately $73.1 billion of general obligation bonds and approximately $8.9 billion of lease-revenue bonds. Moreover, as of January 1, 2019, the State had approximately $37.1 billion of authorized and unissued General Fund-supported general obligation bonds and $6.4 billion of authorized but unissued lease revenue bonds.

As of February 2019, debt service on General Fund-supported general obligation bonds and lease-revenue debt is estimated to equal approximately 5.9 percent of General Fund revenues in fiscal year 2018-19 and 5.7 percent of General Fund revenues in fiscal year 2019-20. These amounts fluctuate as assumptions for future debt issuance and revenue projections are updated from time to time. This debt service cost is net of reimbursement from various special funds and subsidy payments from the federal government for taxable “Build America Bonds.”

Future Bond Issuance Plans. The amount of outstanding General Fund-supported debt, primarily general obligation bonds, may increase in coming years given the amount of authorized and unissued General Fund-supported bonds the State can issue. See “— Capital Facilities Financing” above. Based upon estimates from the Department of Finance in February 2019, approximately $5.4 billion of such obligations will be issued in fiscal year 2019-20 (consisting of approximately $4.2 billion of new money general obligation bonds and approximately $1.2 billion of lease revenue bonds). However, the exact amount that may be issued will depend on market conditions, overall budget constraints and other factors. The State also issues refunding bonds as markets warrant.

Cash Management. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. External borrowing is typically done with revenue anticipation notes that are payable later in the fiscal year in which they are issued. However, the State has not issued revenue anticipation notes since fiscal year 2014-15 and is not expected to issue revenue anticipation notes in fiscal year 2018-19 or 2019-20.

The State is also authorized under certain circumstances to issue revenue anticipation warrants that are payable in the succeeding fiscal year, as well as registered refunding warrants issued to refund revenue anticipation warrants. The State has issued revenue anticipation warrants to bridge short-term cash flow shortages in five years since 1992. From time to time, the State Legislature has deferred various payments due under State statute, in order to more closely align the State’s revenues with its expenditures. This technique has been used in past budgets, in order to reduce the State’s need for external borrowing to bridge any cash flow deficit. Further, State law gives the State Controller some flexibility to delay payments to various payees, including State vendors, when the State Controller foresees a relatively short-term cash flow shortage. In addition, the State issued IOUs in lieu of cash payments in July and August 2009, the second such issuance since the 1930s.

Obligations of State Agencies

A number of State agencies and authorities issue obligations secured or payable from specified revenue streams. These obligations are not payable from the General Fund and carry different ratings than the State’s general obligation bonds. None of these revenue bonds are backed by the State’s faith and credit or taxing power. As of January 1, 2019, the various State revenue bond financing programs had approximately $35.0 billion in outstanding bonds and the various State financing authorities had approximately $31.9 billion of outstanding revenue bonds. The Regents of the University of California has been one of the largest issuers of revenue bonds in recent years, with approximately $19.7 billion of outstanding revenue bonds secured by certain revenues of the University of California, as of January 1, 2019. Other State agencies and authorities with significant bond programs include the State Department of Water Resources which had approximately $5.7 billion of outstanding revenue bonds secured by power and water users, and the California Housing Finance Agency had approximately $1.3 billion of outstanding revenue bonds secured by mortgage loans made for single family and multi-family housing units, as of January 1, 2019.

Recent Financial Results

Historically, the principal sources of General Fund revenues are personal income tax, sales and use tax and corporation tax. Based on the most recent figures provided in the 2019-20 Governor’s Budget, these sources are expected to contribute approximately 68.8 percent, 18.8 percent and 9.0 percent, respectively, of total General Fund revenues and transfers in fiscal year 2019-20. The State’s personal income tax structure is highly progressive with rates ranging from 1 percent to 12.3 percent. In the State’s general obligation bond disclosure in February 2019, the State noted that the top 1 percent of taxpayers paid approximately 45.8 percent of the total personal income tax in tax year 2016. The personal income tax was made even more progressive with the passage of Proposition 30, which imposed additional taxes on earnings over $250,000, resulting in an income tax of 12.3 percent on earnings over $1 million. In November 2016 the voters in the State approved an extension of this portion of Proposition 30 through the end of calendar year 2030. A large portion of personal income tax receipts is derived from capital gains realizations and stock option income. These revenue sources can be particularly volatile. For example, over the last 10 years, capital gains tax receipts accounted for a high of 10.7 percent of General Fund revenues and transfers in fiscal year 2017-18 and a low of 3.4 percent in fiscal year 2009-10.

Along with personal income taxes, sales and use taxes and corporation taxes are subject to economic fluctuations as well, and were adversely affected during the financial crisis that ended in 2009. However, total personal income taxes, sales and use taxes and corporation taxes have grown steadily since 2009, from $87.0 billion in fiscal year 2009-10 to an estimated $136.3 billion in fiscal year 2018-19 according to the 2019-20 Governor’s Budget, reflecting an average annual growth rate of approximately 4.6 percent. Moreover, compared to the rest of the nation, California relies less on the property tax as a source of revenues, because of Proposition 13. See “Constitutional Limitations on Taxes, Other Charges, Appropriations and General Fund Revenues — Limitation on Property Taxes” above.

The State is required to maintain the SFEU, derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but the SFEU is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance. As of June 30, 2011 and 2012, recurring cash flow shortfalls resulted in SFEU deficits of approximately $3.9 billion and $3.6 billion, respectively. SFEU balances have improved with higher than expected capital gains revenue in recent years. The 2019-20 Governor’s Budget projected an SFEU balance of approximately $3.9 billion as of June 30, 2019 and an SFEU balance of approximately $2.3 billion as of June 30, 2020 if proposed budget solutions are adopted. See “2019-20 Governor’s Budget — General Fund Budget Summary” below. The 2019-20 Governor’s Budget funds the BSA to 100% of its constitutional target through the $1.8 billion mandatory deposit. Overall, the State’s combined discretionary and mandatory budget reserves are proposed to grow to almost $15.3 billion which is about 12% of estimated State General Fund revenues. The 2019-20 Governor’s Budget also proposes to pay down accumulated debts and liabilities to counter the potential fiscal impact of federal policy changes on California and the potential end of an economic expansion that has surpassed historical averages.

Since 2011 every State budget has been enacted in a timely manner in accordance with the process whereby the Governor’s proposed budget is revised and finalized according to the schedule outlined below (the “Budget Act”). See “The State Budget — Overview” and “Status of State General Fund; 2019-20 Governor’s Budget” below.

Proposition 98 and K-14 Funding

Throughout the 1980s, State spending increased rapidly as the State population and economy also grew rapidly. Such spending included increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State assistance program is to local public school districts. In 1988, the voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute, which (subject to suspension by a two-thirds vote of the State Legislature and the Governor) guarantees local school districts and community college districts a minimum share of General Fund revenues (the “Proposition 98 Guarantee”). The Proposition 98 Guarantee is calculated each fiscal year using one of three “tests” that apply under varying fiscal and economic conditions. For fiscal year 2018-19, the Proposition 98 Guarantee is $77.9 billion, of which $57.8 billion is payable from the General Fund. For fiscal year 2019-20, the Proposition 98 Guarantee is $80.7 billion, of which $58.7 billion is payable from the General Fund. The 2019-20 Governor’s Budget Proposition 98 Guarantee level for fiscal year 2019-20 is an increase of $2.8 billion over the fiscal year 2018-19 level. The 2019-20 Governor’s Budget provides that just over 40 percent of General Fund revenues in fiscal years 2018-19 and 2019-20 will be directed to K-14 programs covered by the Proposition 98 Guarantee. For further information on the limitations on General Fund revenues imposed by Proposition 98, see “Constitutional Limitations on Taxes, Other Charges, Appropriations and General Fund Revenues — Dedication of General Fund Revenues to Schools” above.

State and Local Pension and Post-Retirement Liabilities

State. The financial condition of the State and its localities is also subject to pension and other post-retirement benefit risks.

Pension. The pension funds managed by the State’s retirement systems, the California Public Employees’ Retirement System (“CalPERS”) and the California State Teachers’ Retirement System (“CalSTRS”), sustained significant investment losses during the financial crisis and currently have substantial unfunded liabilities which will require increased contributions from the General Fund in future years. Fiscal year 2018-19 General Fund contributions to CalPERS and CalSTRS are estimated (as of September 2018) to be approximately $3.6 billion and $3.1 billion, respectively. The combined contributions (including contributions for California State University (“CSU”)) represent approximately 4.8 percent of all General Fund expenditures for fiscal year 2018-19. In addition to the combined contributions, the State will also be making a one-time $3.0 billion supplemental payment to CalPERS in fiscal year 2019-20. The 2019-20 Governor’s Budget estimates that this $3.0 billion supplemental contribution will result in savings of $7.2 billion over the next three decades, assuming actuarial and investment assumptions are realized. The 2019-20 Governor’s Budget also dedicates all of the Proposition 2 debt payments, $1.8 billion, toward paying down unfunded retiree health and pension liabilities.

The recent economic recession called into question the reliability of assumed rates of return used to determine actuarial unfunded pension liabilities. For actuarial valuations prior to June 30, 2011, CalPERS and CalSTRS had used an assumed 7.75 percent rate of return to calculate their respective unfunded liabilities. The investment earnings assumptions were lowered to 7.50 percent for both funds commencing for actuarial valuations dated June 30, 2011. These assumption changes resulted in significant increases in unfunded liability. The assumption changes for CalPERS also increased retirement contributions for many local governments which contract with CalPERS to manage their pension programs. In December of 2016 the CalPERS Board voted to lower the investment earnings assumptions for 2017-18 to 7.375%, for 2018-19 to 7.25% and for 2019-20 to 7.0%. In February 2017, the CalSTRS Board lowered its investment return assumption to 7.25% for the June 30, 2016 actuarial valuation and 7.0% for the June 30, 2017 actuarial valuation. These assumption changes will result in additional increases of unfunded liabilities for the systems. In February 2018, CalPERS adopted revisions to its actuarial authorization policy which will be applied to amortizations of gains, losses and actuarial surplus experienced after June 30, 2019 and will affect contributions starting in fiscal year 2010-21.

The most recent CalPERS and CalSTRS investment returns have varied widely and their respective 10-year time weighted average returns are below even the lower assumed rates of return adopted by their Boards. CalPERS earned an 8.6 percent return on investments for the twelve months ended June 30, 2018, compared with an 11.2 percent return on investments for the twelve months ended June 30, 2017, and compared to investment returns of 18.4 percent, 2.4 percent and 0.6 percent in fiscal years 2013-14, 2014-15 and 2015-16, respectively. CalSTRS reported a 9.0 percent return on investments for the twelve months ended June 30, 2018 in its comprehensive annual financial report for fiscal year 2017-18, compared to a 13.4 percent return on investments for the twelve months ended June 30, 2017, and compared to investment returns of 18.7 percent, 4.8 percent and 1.4 percent in fiscal years 2013-14, 2014-15 and 2015-16, respectively. Based on those expected returns for the twelve months ended June 30, 2018, CalPERS estimated 3-year, 5-year and 10-year time weighted average returns of 6.7, 8.1 and 5.6 percent, respectively, and CalSTRS reported 3-year, 5-year and 10-year time weighted average returns of 7.8, 9.2 and 6.3 percent, respectively.

The CalPERS Board reported an unfunded accrued liability allocable to State employees (excluding judges and elected officials), as of June 30, 2017, of $58.7 billion on a market value of assets (“MVA”) basis. CalPERS no longer measures on an actuarial value of assets (“AVA”) basis. CalSTRS reported the unfunded accrued actuarial liability of its Defined Benefit Plan as of June 30, 2017 at $107.3 billion on an AVA basis, and $103.5 billion on an MVA basis, reflecting the investment return assumptions adopted by CalSTRS in 2017.

In April 2013, CalPERS approved new actuarial policies that are aimed at returning the CalPERS system to fully-funded status within 30 years. These new policies include a rate-smoothing method with a 30-year fixed amortization period for gains and losses (rather than the current 30-year rolling amortization method). CalPERS delayed the implementation of the new policy until fiscal year 2015-16 for the State, schools and all public agencies. In February 2014, the CalPERS Board approved new demographic assumptions that take into account increased life expectancies (2.1 years for men; 1.6 years for women) and to fully phase in the resulting increased costs to the State (of approximately $1.2 billion per year) within 3 years. All of these policies have or are projected to increase required State and local contributions to CalPERS. See “— Local” below for a discussion of steps taken to eliminate the current CalSTRS unfunded liability.

OPEB. The State also provides other post-employment health care and dental benefits to its employees and certain of their spouses and dependents (hereinafter referred to as “OPEB”), which benefits utilize a “pay-as-you-go” funding policy. Fiscal year 2017-18 General Fund contributions to OPEB (as of August 2018) were estimated to be approximately $2.1 billion of total General Fund expenditures for fiscal year 2017-18 and approximately $2.4 billion of total General Fund expenditures for fiscal year 2018-19 (or approximately 1.7 percent of General Fund expenditures in each fiscal year).

The State’s most recent OPEB actuarial accrued liability report estimated an approximately $91.5 billion unfunded actuarial accrued liability as of June 30, 2017 (compared to $76.7 billion estimated as of June 30, 2016). Government Accounting Standards Board (“GASB”) Statements 74 and 75, each of which affects OPEB financial reporting, were issued in June 2015. As a result, there is an increased focus on OPEB liability as GASB Statement No. 74 became effective for fiscal years beginning after June 15, 2016 and GASB Statement No. 75 becomes effective for fiscal years beginning after June 15, 2017. In January 2016, the State Controller noted that, if OPEB funding is left unchanged, the OPEB actuarial accrued liability could rise to more than

$100 billion by fiscal year 2020-21 and to more than $300 billion by fiscal year 2047-48. Statutory language passed as part of the 2015-16 Budget Act, which proposed prefunding the entire unfunded liability by fiscal year 2044-45, contained the framework designed to support the elimination of the unfunded OPEB actuarial accrued liability through the use of a prefunding trust fund to pay for future retiree health benefits. As of September 2018, the State had approximately $880 million set aside in the prefunding trust fund. By the end of fiscal year 2018-19, the State projected the trust fund balance will approach $1.6 billion in assets.

General. In the future the State may be forced to significantly increase its pension fund and post-retirement benefit contributions, reducing discretionary funds available for other State programs. In addition, the State’s credit ratings may be adversely affected if the State does not reduce or manage these unfunded liabilities. See “Bond Ratings” below.

Local. Many local governments in the State, many of which are current members of CalPERS, face similar and, in many cases, more severe issues relating to unfunded pension and post-retirement benefit (OPEB) liabilities. The credit ratings, and even solvency of these local governments may be at risk in the future if these liabilities are not appropriately addressed through wage concessions and restructuring of benefits. Cities are particularly at risk because one of their primary missions is safety, and safety personnel labor and retirement benefit costs are significantly greater than labor and retirement costs of general municipal employees. Three cities, Vallejo, Stockton and San Bernardino, entered bankruptcy under Chapter 9 of the Federal bankruptcy code, largely as a result of escalating labor cost and unfunded pension and post-retirement liabilities. All three of these cities have agreements with CalPERS to administer their pension obligation, and their respective obligations to CalPERS were a significant reason for their insolvency. Other cities (including other cities that contract with CalPERS) and counties have expressed public concerns about their ability to meet their unfunded pension and other post-retirement liabilities, and a willingness to entertain bankruptcy as an option to resolve their fiscal problems. One federal bankruptcy judge stated that obligations to CalPERS could be adjusted in federal bankruptcy proceedings; however, the plan of adjustment in those proceedings was confirmed without reducing such obligations to CalPERS. Any definitive ruling that allowed obligations to CalPERS to be adjusted downward might encourage other financially-stressed municipalities to explore a Chapter 9 bankruptcy. There can be no assurance that the fiscal stress and cash pressures currently facing certain of the State’s localities will not continue or become more difficult, particularly if the economic recovery falters.

School districts in the State are required to make contributions to CalSTRS for their teachers and staff. In June 2014, the Governor signed Chapter 47, Statutes of 2014 (“AB 1469”), which increased statutorily required contributions to CalSTRS from the State, school districts, and teachers beginning July 1, 2014. The AB 1469 funding plan includes additional increases in contribution rates for the State, school districts, and teachers over the next several years in order to eliminate the current CalSTRS unfunded liability by 2045-46. The increased funding requirements imposed upon local school districts will continue to increase through fiscal year 2020-21 and may have an adverse effect on their financial condition.

Pension Reform. In September 2012, the Governor signed into law a comprehensive pension reform package affecting State and local government known as California Public Employees’ Pension Reform Act of 2013 (“PEPRA”), which became effective January 1, 2013. PEPRA implements lower defined-benefit formulas with higher retirement ages for new State employees hired on or after January 1, 2013, and includes provisions to increase employee contributions. The State Legislature passed and the Governor signed AB 1469 in June 2014 to increase required State contributions to CalSTRS. See “— Local” above. OPEB costs were not addressed in PEPRA; however, the State has disclosed that the higher retirement ages included in PEPRA will reduce OPEB liabilities in the long term.

The Legislative Analyst’s Office’s (the “LAO”) analysis of PEPRA concluded that the legislation would have little or no immediate effect on State finances. However, in a 2012 actuarial analysis of PEPRA, CalPERS projected total savings to the State of between $10.3 billion and $12.6 billion over the next 30 years due primarily to increased employee contributions and, as the workforce turns over, lower benefit formulas that will gradually reduce normal costs. Total savings to the State and local governments combined have been reported at between $40 billion and $60 billion over the next 30 years. See also “State and Local Pension and Post-Retirement Liabilities — State” for discussion of the one-time supplemental payment to be made to CalPERs in fiscal year 2018-19.

California courts have been largely supportive of the vested or earned pension rights of State and local employees. Thus, pension reform efforts have been focused largely on limitations on future benefits for new employees, bringing limited, if any, immediate financial relief. Both constitutional initiatives and State legislation have been circulated or proposed attempting to reform the State’s pension systems on a State and local basis.

The State Budget

Overview. The State’s fiscal year begins on July 1 and ends on June 30 of the following year. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the “Governor’s Budget”). Under State law, the Governor’s Budget cannot provide for projected expenditures in excess of projected revenues for the ensuing fiscal year. State law also requires the Governor to update the Governor’s Budget projections and budgetary proposals by May 14 of each year (the “May Revision”). The May Revision is generally the basis for final negotiations between the Governor and the State Legislature to reach agreement on appropriations and other legislation to fund State government and thus finalizing the Budget Act for upcoming fiscal year. The budget must be balanced, as required by Proposition 58 (discussed below) and pursuant to Proposition 25, enacted on November 2, 2010, must be approved by a majority (instead of two-thirds, under prior law) of each house of the State Legislature. State law requires the Governor to sign the budget by the start of the fiscal year on July 1, a requirement that, prior to Proposition 25’s enactment, had only been met 12 times in the preceding three decades. Following enactment of Proposition 25, the Legislature has approved and the Governor has signed Budget Acts before the start of each such fiscal year.

Constraints on the Budget Process. Recent State Constitutional amendments approved by State voters have affected the budget process. Several such amendments are described below.

Balanced Budget Amendment (Proposition 58 and Proposition 2). On March 2, 2004, voters approved Proposition 58; a constitutional amendment called the “Balanced Budget Amendment,” which requires the State to enact a balanced budget and establish a special reserve and restricts future borrowing to cover fiscal year-end deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State would in some cases have to take more immediate actions to correct budgetary shortfalls. Proposition 58 requires the State Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance and the Governor calls a special legislative session to address the shortfall. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

Under Proposition 58, if the Governor determines that the State is facing substantial revenue shortfalls or spending increases, the Governor is authorized to declare a fiscal emergency. The Governor would then be required to propose legislation to address the emergency and call the State Legislature into special session for that purpose. If the State Legislature fails to pass and send to the Governor legislation to address the fiscal emergency within 45 days, the State Legislature would be prohibited from acting on any other bills or adjourning in joint recess until such legislation is passed.

Proposition 58 also established the BSA, a special reserve account funded by annual transfers of specified amounts from the General Fund, unless suspended or reduced by the Governor or until a specified maximum amount has been deposited. Until the 2014-15 Budget Act, the Governor had suspended the annual transfer of money from the General Fund to the BSA every year since 2007. Proposition 2 intended to strengthen the BSA by, among other things, basing deposits on when capital gains revenues rise above 8 percent, creating a Proposition 98 reserve and doubling the maximum size of the BSA from 5 percent to 10 percent of General Fund revenues. Funding for the BSA is estimated by the 2019-20 Governor’s Budget to be approximately $13.8 billion as of June 30, 2019 and approximately $15.3 billion as of June 30, 2020 or 100 percent of its constitutional target. Certain other provisions of Proposition 58 relating to the BSA were replaced by the provisions of Proposition 2. See “— Additional Revisions to Balanced Budget Amendment (Proposition 2)” below.

Proposition 58 also prohibits certain future borrowing to cover fiscal year-end deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of borrowing, such as short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or inter-fund borrowings.

Additional Revisions to Balanced Budget Amendment (Proposition 2). In addition to the provisions described above, other provisions of Proposition 58 relating to the BSA were replaced by the provisions of Proposition 2. Proposition 2 requires that 1.5 percent of annual General Fund revenues be deposited each year into the BSA until the BSA balance reaches an amount equal to 10 percent of General Fund revenues. Proposition 2 also requires that half of the revenues that otherwise would have been deposited into the BSA through fiscal year 2030-31 be used for supplemental payments to pay down long-term liabilities. After fiscal year 2030-31 that half of the revenues that otherwise would have been deposited into the BSA may be used for either supplemental debt payments or savings. Proposition 2 further requires that withdrawal of funds from the BSA be only for a disaster or if spending remains at or below the highest level of spending from the prior three years. Proposition 2 limits the maximum amount that could be withdrawn in the first year of a recession to half of the BSA’s balance. It also requires the State to provide a multiyear budget forecast to help better manage the State’s longer term finances and to create a Proposition 98 reserve, whereby spikes in funding are to be saved for future years to smooth school spending and minimize future cuts.

State-Local Fiscal Relations. The enactment of Proposition 1A in November 2004 (“Proposition 1A of 2004”) and Proposition 22, or the “Local Taxpayer, Public Safety, and Transportation Protection Act of 2010” (“Proposition 22”), in November 2010, significantly changed the fiscal relationship between the State and local governments by severely limiting the State’s access to local funding sources.

Specifically, Proposition 1A of 2004 amended the State Constitution to, among other things, reduce the State’s access to property tax, sales tax and vehicle license fee revenues raised by local governments. Proposition 1A of 2004 also prohibits the State from mandating activities on cities, counties or special districts without providing funding to comply with the mandates. If the State does not provide funding for the activity that has been mandated, the requirement to abide by the mandate is suspended.

In addition, Proposition 22 prohibits the State Legislature, among other things, from taking or reallocating money raised by local governments for local purposes, from making changes in the allocation of property taxes among local governments designed to aid State finances, from using State fuel tax revenues to pay debt service on State transportation bonds, from borrowing or changing the distribution of State fuel tax revenues, and from using vehicle licensing fee revenues to reimburse local governments for State-mandated costs. The inability of the State to borrow or redirect funds from these sources, as it has in recent fiscal years, will reduce the State’s flexibility in reaching budget solutions in the future. On the other hand, both Proposition 1A and Proposition 22 made the allocation of revenues to local jurisdictions more predictable.

Proposition 30 and Proposition 55. On November 6, 2012, voters approved “The Schools and Local Public Safety Protection Act of 2012” (also known as “Proposition 30”), which provided temporary increases in personal income tax rates for high-income taxpayers and a temporary increase in the State’s sales tax rate. A portion of the tax increases has been and will be used to pay for the State’s Proposition 98 school funding obligations. See “Proposition 98 and K-14 Funding” above. The sales tax portion of Proposition 30 expired on December 31, 2016. In November 2016 voters approved Proposition 55 which extended the personal income tax portion of Proposition 30 until December 31, 2030.

The State estimates that the additional revenue from the personal income tax increase in Proposition 30/55 was $7.1 billion in fiscal year 2017-18 and the State projects that revenue from the personal income tax increase in Proposition 30/55 will be $8.0 billion for fiscal year 2018-19, $8.2 billion in fiscal year 2019-20, $8.4 billion in fiscal year 2020-21 and $8.4 billion in 2021-22. The 2019-20 Governor’s Budget assumed the continuation of existing federal fiscal policies and accounts for changes in federal tax law adopted in December 2017.

Health Care Reform. The federal Affordable Care Act (the “ACA”) may continue to result in a significant net increase of General Fund program costs. The federal administration and leaders in Congress continue to consider and propose numerous changes to health and human services programs. Many of the proposals could have far-reaching impacts on health care in California with significant impacts to Medicaid (Medi-Cal in California). Medi-Cal is a federal program that provides comprehensive health care to nearly 13.5 million Californians.

A complete repeal of the ACA, without a companion replacement program, would not only affect millions of Californians’ health benefits and the State and local health care delivery system, but would also disrupt the private insurance market in California. The potential economic impacts of any repeal or replacement of the ACA as proposed by the Trump Administration are unpredictable and may have an adverse overall fiscal impact of the State and its instrumentalities. The actual fiscal impact will depend on final enacted legislation, if any, and may also be materially affected by policy choices made by the State to address any proposed or enacted federal legislation. However, Congress has attempted multiple times to repeal the Affordable Care Act and consequently drop health care coverage for millions of Californians. The 2018-19 Governor’s Budget noted that such actions, if successful, would have cost the General Fund tens of billions of dollars annually — more than doubling the cost of Medi-Cal when fully implemented.

It is not clear whether any of these federal proposals will ultimately be approved or when they would take effect. As such, the 2019-20 Governor’s Budget continues to reflect existing State and federal law. The State continues to implement the ACA through the State’s insurance exchange (Covered California) and through the two part (mandatory and optional) expansion of Medi-Cal. As of January 1, 2018 California is responsible for 6 percent of these costs with California’s contribution generally increasing each fiscal year, if the ACA is not repealed, until fiscal year 2020-21, when the State will pay 10 percent of the total costs. The State’s estimated share of the costs of the optional expansion was approximately $15 billion ($1.5 billion from the General Fund) for fiscal year 2017-18. By fiscal year 2020-21, the General Fund share for the optional expansion is projected to be $2.6 billion.

The ACA also required individuals to buy health insurance or pay a tax penalty as an incentive for younger and healthier people to sign up for health care and make it more affordable. Covered California, the State’s health insurance marketplace, has provided individual health insurance through private plans supported by federally funded tax subsidies and products for individuals and small businesses since 2014. It is a self-sustaining entity funded through fees assessed on the participating health plans. The federal tax reform bill, passed in December 2017, eliminated penalties for the individual mandate starting in 2019. Repeal of the individual mandate may result in disruptions to the health care market in California.

The net impact of the ACA on the General Fund continues to depend on a variety of factors, including the nature and extent of any repeal or replacement, levels of individual and employer participation, changes in insurance premiums, and expected savings from the reform as beneficiaries in current State-only programs receive coverage through Medi-Cal or Covered California.

Status of State General Fund; 2019-20 Governor’s Budget

On January 10, 2019, the Governor proposed a budget for fiscal year 2019-20. The 2019-20 Governor’s Proposed Budget (the “2019-20 Governor’s Budget”) projects a healthy one-time surplus for the State while also warning of uncertain times because of federal policies, rising costs and the global political and economic climate. The 2019-20 Governor’s Budget projects that at the end of the 2018-19 fiscal year the State will have total available general fund reserves of $18.3 billion, including $3.9 billion in the traditional general fund reserve, $13.5 billion in BSA and $900 million in the Safety Net Reserve Fund. The 2019-20 Governor’s Budget also projects total general fund revenues and transfers of $142.6 billion for fiscal year 2019-20 and authorizes expenditures of $144.2 billion, and projects that the State will end the 2019-20 fiscal year with total available general fund reserves of $18.5 billion. including $2.3 billion in the traditional general fund reserve, $15.3 billion in the BSA and $900 million in the Safety Net Reserve Fund. The 2019-20 Governor’s Budget proposes to make a deposit of $1.8 billion to the BSA (also known as the State’s “rainy day fund”). A recent opinion by the California Office of Legislative Counsel concluded that supplemental payments to the BSA made in prior fiscal years do not count towards calculating its constitutional maximum of 10% which means that the BSA will be funded in excess of its constitutional maximum and could reach a funding level of $19.4 billion in fiscal year 2022-23. However, the 2019-20 Governor’s Budget estimated that a one-year recession in 2019-20 that is larger than the 2001 recession but milder than the 2007 recession could result in a nearly $70 billion revenue loss and a $40 billion budget deficit over three years.

A summary of the condition of the State’s General Fund, including revised results from fiscal year 2018-19 and 2019-20 Governor’s Budget numbers for fiscal years 2018-19 and 2019-20 are set forth below.

General Fund Condition

(Dollars in Millions)

		2018-19 Governor’s Budget
	2018-19(1)	Revised 2018-19(2)	Percent Change	Proposed 2019-20(2)	Percent Change

Prior-year General Fund balance	$5,351	$12,377		$5,241

Revenues and transfers	133,518	136,945	2.5%	142,618	4.0%

Expenditures	(137,662)	(144,082)	4.4%	144,192	0.1%

Ending General Fund Balance	$4,402	$5,241		$3,667

Encumbrances	(1,165)	(1,385)		(1,385)

SFEU balance	$3,273	$3,856		$2,283

BSA balance	$13,767	$13,535		$15,302

Total Reserves	$17,030	$17,391		$17,585

(1)	From 2018-19 Governor’s Budget
(2)	From 2019-20 Governor’s Budget.

LAO Overview of 2019-20 Governor’s Budget. In its report on the 2019-20 Governor’s Budget, the LAO observed that the budget situation continues to be positive and the LAO estimates the Governor had $20.6 billion in discretionary resources to allocate among spending and reserves in creating the 2019-20 Governor’s Budget. The LAO believes that the 2019-20 Governor’s Budget makes prudent choices in allocating these resources and that, although the Governor proposes using a smaller share of resources for reserves than recent budgets, he uses almost half of the available resources to pay down some of the State’s outstanding liabilities and focuses his spending commitments on one-time purposes. The LAO notes that the 2019-20 Governor’s Budget proposes spending roughly $3 billion on an ongoing basis, which is significantly higher than other recent budget proposals but in line with the LAO’s economic growth scenario in its November Fiscal Outlook which estimated that $3 billion was roughly the level of ongoing spending that the budget could support. However, the LAO observes that this was just one scenario and recent experience indicates revenues could be somewhat lower than either the LAO or the Governor estimated.

Future Budgets

The State’s ability to balance its budget going forward may be affected by budget pressures, including particularly potential significant increases in required State contributions to pension funds or other post-employment benefits, health care costs, the impact of federal tax legislation and other federal policies, increased debt service payments and potential adverse decisions in litigation.

Pending Litigation

There are currently numerous legal proceedings pending against the State, that if determined adversely against the State, could affect the State’s expenditures, and in some cases, its revenues and cash flow. Information regarding some of the more significant litigation pending against the State would ordinarily be included in various public documents issued by the State, such as the official statements prepared in connection with the issuance of general obligation bonds of California. See “Additional Information” below for information on how to obtain such official statements.

Bond Ratings

As of February 12, 2019, the following ratings for the State’s general obligation bonds have been received from Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings, a Standard & Poor’s Financial Services LLC business (“S&P”) and Fitch, Inc. (“Fitch”):

Moody’s	S&P	Fitch

Aa3	AA-	AA-

These ratings apply only to the State’s general obligation bonds and are not indicative of the ratings assigned to bonds issued by local governments, such as counties, cities, school districts and other local governments of the State.

Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant.

Additional Information

Information regarding the State’s financial condition is included in various public documents issued by the State, such as the official statements prepared in connection with the issuance of general obligation bonds of California. Such official statements may be obtained by contacting the State Treasurer’s Office at (800) 900-3873 or at www.buycaliforniabonds.com.

Periodic reports on revenues and/or expenditures during the fiscal year are issued by the Administration, the State Controller’s Office and the LAO. The Department of Finance issues a monthly bulletin, which reports the most recent revenue receipts as reported by State departments, comparing those receipts to budget projections. The State Controller issues a monthly report on General Fund cash receipts and disbursements. These reports are normally released on the 10th day of every calendar month for the period ended on the last day of the prior month. The Administration also formally updates its budget projections three times during each fiscal year — in January, May and at the time of budget enactment. Currently, many of these bulletins and reports are available on the State’s investor relations website (www.buycaliforniabonds.com) or on the internet at websites maintained by the agencies and by contacting the agencies at their offices in Sacramento, California. Investors are cautioned that interim financial information is not necessarily indicative of results for a fiscal year.

Publications from the LAO can be read in full by accessing the LAO’s website (www.lao.ca.gov) or by contacting the LAO at (916) 445-4656.

Complete text of the Budget Acts may be found at the Electronic Budget website of the Department of Finance (www.ebudget.ca.gov).

Complete text of the State Controller’s monthly Summary Analysis may be accessed at the State Controller’s website (www.sco.ca.gov).

None of the information on the above websites is incorporated herein by reference.

Local Governments

General. The primary units of local government in California are the 58 counties, which range in population from approximately 1,200 in Alpine County to approximately 10 million in Los Angeles County.

Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas. As of July 1, 2011, the California League of Cities reported that there are 482 incorporated cities in California and thousands of special districts formed for education, utilities, and other services.

To the extent the State is constrained by its obligation to schools under Proposition 98, or other fiscal considerations, the absolute level (or the rate of growth) of State assistance to local governments may be affected. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties and schools.

Many local governments are also facing substantial increases in pension liabilities and health care costs for retirees, as a result of generous retirements benefits granted during prior economic boom times. For more information regarding pension liabilities, see “State and Local Pension and Post-Retirement Liabilities” above. At the same time that local governments are facing rising labor and benefit costs, local governments are limited in their ability to levy and raise property taxes and other forms of taxes, fees or assessments, due to State Constitutional as well as (in some cases) local initiatives. In the case of school districts, contributions to CalSTRS are determined by the State legislature, and the State has enacted legislation to increase required contributions to pay rising pension costs. See “State and Local Pension and Post-Retirement Liabilities — Pension Reform” above. To the extent such increases exceed increases in State funding, school district finances have been and will continue to be adversely affected. As a consequence of these factors, local governments may increasingly be forced to cut local services to address budget shortfalls or to take even more drastic actions, such as a bankruptcy filing.

Constitutional and Statutory Limitations on Local Government. The fiscal condition of local governments was changed when Proposition 13, which added Article XIII A to the State Constitution, was approved by California voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose “special taxes” (those devoted to a specific purpose) without two-thirds voter approval. Although Proposition 13 limited property tax growth rates, it also has had a smoothing effect on property tax revenues, ensuring greater stability in annual revenues than existed before Proposition 13 passed. For further information on Proposition 13, see “Constitutional Limitations on Taxes, Other Charges, Appropriations and General Fund Revenues — Limitation on Property Taxes” above.

Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees, and other exactions. See “Constitutional Limitations on Taxes, Other Charges, Appropriations and General Fund Revenues — Limitations on Other Taxes, Fees and Charges” above. Proposition 62, a statutory initiative adopted by the voters on November 4, 1986, includes limitations on the ability of local governments to raise taxes that are similar to those included in the later constitutional amendments of Proposition 218.

In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including assuming principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the State Legislature reduced the post-Proposition 13 aid to local government entities other than K-12 schools and community colleges by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the State Legislature also provided additional funding sources, such as sales taxes, and reduced certain mandates for local services funded by cities and counties.

Beginning in 2000, and in part caused by the “internet bubble,” the State was faced with increasing financial stress and began to divert local revenue resources, including sales tax, vehicle license fees and redevelopment moneys, to the State coffers. The 2004-05 Budget Act, related legislation and the enactment of Proposition 1A in 2004 and Proposition 22 in 2010 dramatically changed the State-local fiscal relationship.

Proposition 1A of 2004 amended the State Constitution to, among other things, reduce the State Legislature’s authority over local government revenue sources by placing restrictions on the State’s access to local governments’ property, sales, and vehicle license fee revenues as of November 3, 2004. Proposition 22 supersedes Proposition 1A of 2004 and completely prohibits any future borrowing by the State from local government funds, and generally prohibits the State Legislature from making changes in local government funding sources. For further discussion regarding Proposition 22 and Proposition 1A of 2004, see “The State Budget — Constraints on the Budget Process — State-Local Fiscal Relations” above.

Realigning Services to Local Governments. Commencing with the 2011-12 Budget Act, the State implemented a realignment plan to shift certain State program costs to counties and provided a comparable amount of funds to support these new county commitments. Under the realignment plan, a total of $6.3 billion in fiscal year 2011-12 was, and ongoing funds for such programs thereafter are required to be, provided to counties for court security, corrections and public safety, mental health services, substance abuse treatment, child welfare programs, adult protective services, and CalWORKS. Consequently, local governments, particularly counties, have borne an increased part of the financial burden of providing program services, including the risks of cost overruns, revenue declines and insufficient revenue growth. The State reported in August 2018 that, during fiscal year 2018-19, it expected to transfer approximately $7.4 billion in sales tax revenues and $700 million in vehicle license fee revenue to local governments under the realignment plan. However, General Fund savings have been over $2.0 billion annually from the realigned programs beginning in fiscal year 2011- 12. The State estimates savings of $2.9 billion in fiscal year 2017-18, and $3 billion in fiscal year 2018-19 from the realignment plan.

Obligations of Other Issuers

Other Issuers of California Debt Obligations. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State. For example, assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity.

California Long-Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, though typically payable from the General Fund or a municipality, are not considered “indebtedness” requiring voter approval. Such leases, however, are subject to “abatement” in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Further, lease obligations may represent executory contracts which could be rejected in a bankruptcy proceeding under Chapter 9 of the United States Bankruptcy Code. In recent bankruptcy proceedings involving the City of Stockton, the confirmed plan of adjustment included the discharge of lease obligations at significant discounts from their face value.

Statutory Lien Securing General Obligation Bonds. Certain local governments, particularly school districts, issue general obligation bonds secured by ad valorem property taxes. Effective January 1, 2016 provisions were added to the California Education Code and the California Government Code to provide that general obligation bonds issued and sold by local governments in California are secured by a statutory lien on the ad valorem property taxes levied and collected to pay the principal and interest on such general obligation bonds. A statutory lien provides bondholders with a security interest in ad valorem property taxes intended to survive a bankruptcy of the local government. It is unclear whether these provisions apply to bonds issued prior to the effective date.

Tax Increment and the Dissolution of Redevelopment Agencies. Until 2011, local redevelopment agencies throughout the State issued “tax allocation” bonds or similar obligations secured by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. Throughout the years, redevelopment agencies issued billions of dollars of tax allocation bonds. In addition, the State has regularly borrowed or appropriated redevelopment tax increments to address its budget shortfalls.

In December 2011, the State Supreme Court upheld the validity of legislation, enacted earlier in 2011, that eliminated redevelopment agencies (as well as the issuance of tax allocation bonds) in the State. On February 1, 2012, all redevelopment agencies in California were dissolved and the process of unwinding their financial affairs began.

The legislation dissolving redevelopment agencies preserved the pledge of tax increment revenues to the payment of tax allocation bonds or tax allocation supported obligations. In addition, the passage of “clean-up” legislation has clarified many outstanding issues relating to the implementation of the legislation, and in particular the mechanics of assuring the payment of outstanding tax allocation obligations.

Many jurisdictions (largely cities) with redevelopment agencies subsidized their general fund operations through the use of tax increment revenues. Consequently, the dissolution of redevelopment agencies and the reallocation of tax increment revenue to other taxing entities has resulted in additional fiscal stress for many of these local jurisdictions. Over time, however, the elimination of redevelopment agencies and the redirection of tax increment revenues to local taxing entities will provide additional discretionary revenues to the State as well as the local taxing entities.

Other Considerations. The repayment of industrial development securities or single family mortgage revenue bonds secured by real property may be affected by California laws limiting foreclosure rights of creditors. Under California law, mortgage loans secured by single family homes can be prepaid at any time without penalty, except in the first five years of the loan, and subject to limits on the size of the penalty. Such prepayments may affect the ability of the issuer of single family mortgage bonds to repay the bonds. Securities backed by health care and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State’s Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals. See “Obligations of State Agencies” and “Obligations of Other Issuers — Other Issuers of California Debt Obligations” above.

Other Factors

Earthquake Risk. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any obligation in the California Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

Climate Change. The future fiscal impact of climate change on the State is difficult to predict but it could be significant. In May 2009, the California Climate Change Center released a study, for informational purposes only, which was funded by various State agencies and the California Ocean Protection Council. The study posited that increases in sea level will be a significant consequence of climate change over the next century. The study evaluated the population, infrastructure, and property at risk from projected sea-level rise if no actions are taken to protect the coast. The study concluded that significant property in the State is at risk of flooding from 100-year flood events and estimated that the replacement value of this property would total nearly $100 billion (in 2000 dollars). Since this study was released several municipalities in the State have conducted assessments of climate change vulnerability specific to their areas. These more specific local assessments of risks and potential mitigation strategies may be publicly available. A wide range of critical infrastructure in the State, such as roads, airports, hospitals, schools, emergency facilities, wastewater treatment plants, power plants, and wetlands is vulnerable to varying degrees depending on location and the feasibility of mitigation strategies. Continued development in vulnerable areas will put additional assets at risk and raise protection costs.

Cybersecurity Risks — The State, like many other large public and private entities, relies on a large and complex technology environment to conduct its operations. As a recipient and provider of personal, private, or sensitive information, the State is subject to multiple cyber threats including, but not limited to, hacking, viruses, malware and other attacks on computer and other sensitive digital networks and systems. Entities or individuals may attempt to gain unauthorized access to the State’s digital systems for the purposes of misappropriating assets or information or causing operational disruption and damage. In 2017 the State established a statewide security operations center to protect against malicious activity targeting critical technology infrastructure Local governments in the State have experienced similar threats and taken similar measures, however, no assurances can be given that the efforts to manage cyber threats and attacks will be successful or that any such attack will not materially impact the operations or finances of the State or its local governments.

APPENDIX C

SPECIAL CONSIDERATIONS REGARDING INVESTMENTS IN NEW YORK MUNICIPAL SECURITIES

The following information is a brief summary of factors affecting the economy of New York City (the “City” or “New York City”) or New York State (the “State”, “New York” or “NYS”) and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon the most recent publicly available offering statements relating to debt offerings of state and local issuers and other financial and demographic information, as of December 18, 2018 with respect to the City and December 4, 2018 with respect to the State, and it does not reflect recent developments since the dates of such offering statements and other information. The Fund has not independently verified this information.

The State, some of its agencies, instrumentalities and public authorities and certain of its municipalities have sometimes faced serious financial difficulties that could have an adverse effect on the sources of payment for or the market value of the New York municipal bonds in which the Fund invests.

New York City

General. The City, with an estimated population of approximately 8.6 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking, securities, insurance, technology, information, publishing, fashion, design, retailing, education and health care industries accounting for a significant portion of the City’s total employment earnings. Additionally, the City is a leading tourist destination. Manufacturing activity in the City is conducted primarily in apparel and printing.

For each of the 1981 through 2018 fiscal years, the City’s General Fund had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles (“GAAP”), after discretionary and other transfers and except for the application of Governmental Accounting Standards Board (“GASB”) Statement No. 49 (“GASB 49”), as described below. City fiscal years end on June 30 and are referred to by the calendar year in which they end. The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without proposed tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City’s economic base.

As required by the New York State Financial Emergency Act For The City of New York (the “Financial Emergency Act” or the “Act”) and the New York City Charter (the “City Charter”), the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City’s capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City’s current financial plan projects budget balance in the 2019 fiscal years in accordance with GAAP except for the application of GASB 49. In 2010, the Financial Emergency Act was amended to waive the budgetary impact of GASB 49 by enabling the City to continue to finance with bond proceeds certain pollution remediation costs. The City’s current financial plan projects budget gaps for the 2020 through 2022 fiscal years. A pattern of current year balance and projected future year budget gaps has been consistent through the entire period since 1982, during which the City has achieved an excess of revenues over expenditures, before discretionary transfers, for each fiscal year. The City is required to submit its financial plans to the New York State Financial Control Board (the “Control Board”).

For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be delays or reductions in State aid to the City from amounts currently projected; that State budgets for future State fiscal years will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City’s cash flow or expenditures. In addition, the City has made various assumptions with respect to federal aid. Future federal actions or inactions could have adverse effects on the City’s cash flow or revenues.

The Mayor is responsible for preparing the City’s financial plan which relates to the City and certain entities that receive funds from the City. The financial plan is modified quarterly. The City’s projections set forth in the financial plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Such assumptions and contingencies include the condition of the international, national, regional and local economies, the provision of State and federal aid, the impact on City revenues and expenditures of any future federal or State legislation and policies affecting the City and the cost of pension structures and healthcare.

Implementation of the financial plan is dependent on the City’s ability to market successfully its bonds and notes. Implementation of the financial plan is also dependent upon the ability to market the securities of other financing entities including the New York City Municipal Water Finance Authority (the “Water Authority”) and the New York City Transitional Finance Authority (“TFA”). The success of projected public sales of City, Water Authority, TFA and other bonds and notes will be subject to prevailing market conditions. Future developments in the financial markets generally, as well as future developments concerning the City, and public discussion of such developments, may affect the market for outstanding City general obligation bonds and notes.

The City Comptroller and other agencies and public officials, from time to time, issue reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City’s financial plans.

City Financial Plan. For the 2018 fiscal year, the City’s General Fund had a total surplus of $4.581 billion, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, except for the application of GASB 49 as described above, after discretionary and other transfers. The 2018 fiscal year is the thirty-eighth consecutive year that the City has achieved balanced operating results when reported in accordance with GAAP, except for the application of GASB 49.

On June 14, 2018, the City submitted to the Control Board the financial plan for the 2019 through 2022 fiscal years (the “June Financial Plan”), which was consistent with the City’s capital and expense budgets as adopted for the 2019 fiscal year. On November 8, 2018, the City submitted to the Control Board a modification to the June Financial Plan (as so modified, the “Financial Plan”).

The Financial Plan projects revenues and expenses for the 2019 fiscal years balanced in accordance with GAAP, except for the application of GASB 49, and projects gaps of approximately $3.18 billion, $3.54 billion and $3.36 billion in fiscal years 2020 through 2022, respectively. The June Financial Plan had projected revenues and expenses for the 2019 fiscal year balanced in accordance with GAAP, except for the application of GASB 49, and had projected gaps of approximately $3.26 billion, $2.89 billion and $2.29 billion in fiscal years 2020 through 2022, respectively.

The Financial Plan reflects, since the June Financial Plan, an increase in projected net revenues of $471 million in fiscal year 2019 and decreases in projected net revenues of $4 million and $1 million in fiscal years 2020 and 2022, respectively. Changes in projected revenues include: (i) an increase in personal income tax revenues of $244 million in fiscal year 2019; (ii) a net increase in corporation taxes revenues of $32 million in fiscal year 2019; (iii) a decrease in unincorporated business tax revenues of $46 million in fiscal year 2019; (iv) an increase in sales tax revenues of $24 million in fiscal year 2019; (v) an increase in real estate transaction taxes of $66 million in fiscal year 2019; and (vi) a net increase in other tax revenues of $57 million in fiscal year 2019. Changes in projected revenues also include a net increase in other revenues of $94 million in fiscal year 2019 and net decreases in other revenues of $4 million and $1 million in fiscal years 2020 and 2022, respectively.

The Financial Plan also reflects, since the June Financial Plan, a decrease in projected net expenditures of $49 million in fiscal year 2019 and increases in projected net expenditures of $435 million, $646 million and $1.08 billion in fiscal years 2020 through 2022, respectively. Changes in projected expenditures include: (i) increases in agency expenses of $52 million, $45 million, $45 million and $58 million in fiscal years 2019 through 2022, respectively; (ii) increases in the labor reserve of $227 million, $704 million, $967 million and $1.44 billion in fiscal years 2019 through 2022, respectively; (iii) decreases in pension contributions of $50 million, $92 million and $151 million in fiscal years 2020 through 2022, respectively, primarily as a result of strong investment earnings in fiscal year 2018; and (iv) decreases in net expenditures of $328 million, $264 million, $274 million and $276 million in fiscal years 2019 through 2022, respectively, as a result of the Citywide Savings Program.

The Financial Plan reflects, since the June Financial Plan, provision for $520 million for the prepayment in fiscal year 2019 of fiscal year 2020 expenses and an expenditure reduction of $520 million in fiscal year 2020.

The Financial Plan also reflects recent contract settlements with District Council 37 of AFSCME (“DC 37”) and the United Federation of Teachers (“UFT”) (which, together, represent approximately 61% of the City’s workforce) and the application of the pattern increases established in those settlements to the entire workforce over a 43-month contract period. The pattern framework provides for a 2% wage increase on the first month of the contract, a 2.25% wage increase on the 13th month, and a 3% wage increase on the 26th month. The pattern also provides funding equivalent to 0.25% of wages to be used to fund benefit items. The DC 37 Settlement covers the period from September 26, 2017 through May 25, 2021. The UFT Settlement covers the period from February 14, 2019 through September 13, 2022. Such settlements also include health insurance savings as part of a new Municipal Labor Committee (“MLC”) agreement, in addition to those previously agreed upon, which are contractually enforceable through arbitration.

The Financial Plan reflects the projected direct impact to City tax revenues of the Federal Tax Cuts and Jobs Act of 2017 (“TCJA”) which, among other provisions, lowered corporate and personal income tax rates but limited the deductibility of state and local taxes and mortgage interest. However, the Financial Plan does not reflect the indirect impact of the TCJA, including the effect of State legislation which, among other things, increases the opportunities for charitable contributions, and provides an option to employers to shift to an employer compensation tax and reduce State personal income taxes. the effect of which is uncertain at this time.

The Financial Plan does not currently include funding beyond fiscal year 2019 for the Fair Fares program, which provides reduced fares to low income subway and bus riders beginning in January 2019. However, it is expected that, prior to its expiration, funding sources will be identified for the continuation of the program and that unspent funds from fiscal year 2019 will be carried forward to fiscal year 2020 for the implementation of the program.

The Financial Plan does not reflect future increases in the charter school per-pupil tuition rate, which if not offset by changes to State education aid to the City that occur each year during the State budget process, are preliminarily estimated to have no cost to the City in fiscal year 2019 and to cost the City $119 million in fiscal year 2020, $281 million in fiscal year 2021 and $478 million in fiscal year 2022. These figures are based on preliminary data. Final figures that would determine the actual costs to the City will not be finalized until the time of the State budget process for the applicable year.

The June Financial Plan and the 2019-2022 Capital Commitment Plan (as defined herein) reflected the addition of a total of $1 billion of capital funds in fiscal years 2019 through 2022 to address lead-based paint and other health and safety concerns in New York City Housing Authority (“NYCHA”) properties. On November 14, 2018, a federal court rejected a proposed Consent Decree that included the City’s commitment to provide the capital funding described above. As a result of such rejection, litigation by the U.S. Attorney against NYCHA with respect to lead-based paint and other hazards remains unresolved. The Financial Plan and 2019-2022 Capital Commitment Plan continue to reflect the City capital funding described above. NYCHA has announced that it may be out of compliance with federal requirements beyond regulations concerning lead-based paint and other health and safety concerns. NYCHA has also estimated the total cost of its outstanding repairs at approximately $32 billion.

The Financial Plan assumes that the City’s direct costs (including costs of New York City Health and Hospitals (“NYCHH”) and NYCHA) as a result of Superstorm Sandy (“Sandy”) will largely be paid from non- City sources, primarily the federal government.

The Mayor and Governor recently announced that Amazon will establish one of its two new corporate headquarters in Long Island City, Queens. Amazon is expected to eventually occupy up to 8 million square feet of office space. In addition to incentives provided by the State, Amazon will be eligible for pre-existing, as-of-right incentive programs authorized by law with respect to the City. The agreement with Amazon is projected to have no material impact on the Financial Plan.

Local legislation has been introduced in the City Council that would establish a City-operated charity to which taxpayers could contribute in exchange for a credit against property taxes, with the intent of permitting those taxpayers to deduct those contributions from federal income tax. Money received by the charity would be used for City operations. The State recently passed legislation permitting municipalities to create charitable funds allowing a local property tax credit of 95% of the contribution. The Internal Revenue Service has issued proposed rules that would make such credits ineligible for federal tax deductions in most cases.

The City receives significant funding from the federal government for community development, social services, education and other purposes pursuant to various federal programs. The federal government has made and discussed a number of proposals which would lead to reductions in existing federal spending programs, including Medicaid, the repeal of the Affordable Care Act, reduction of funding for housing, including public housing, and changes to regulations affecting numerous industries in the City, including the financial services industry. The TCJA and other federal actions and proposed legislation could also affect the State budget and economy, which could have an impact on the City. It is not possible at this time to predict the form such proposals will ultimately take and, when taken as a whole, the effect they will have on the City’s economy and the Financial Plan.

From time to time, the City Comptroller, the Control Board staff, the Office of the State Deputy Comptroller for the City of New York (“OSDC”), the Independent Budget Office (“IBO”) and others issue reports and make public statements regarding the City’s financial condition, commenting on, among other matters, the City’s financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits. It is reasonable to expect that reports and statements will continue to be issued and may contain different perspectives on the City’s budget and economy and may engender public comment. For information on reports issued on the Financial Plan by the City Comptroller and others reviewing, commenting on and identifying various risks therein, see “Certain Reports” herein.

Job Growth. The City is a leading center for the banking and securities industry, life insurance, communications, fashion design, health care, education, technology, information services, hospitality and retail fields. Over the past two decades the City has experienced a number of business cycles. From 1992 to 2000, the City added 456,700 private sector jobs (growth of 17%). From 2000 to 2003, the City lost 173,100 private sector jobs (decline of 5%). From 2003 to 2008, the City added 257,400 private sector jobs (growth of 9%). From 2008 to 2009, the City lost 103,000 private sector jobs (decline of 3%). From 2009 to 2017, the City added 729,900 private sector jobs (growth of 23%). All such changes are based on average annual employment levels through and including the years referenced.

As of October 2018, total employment in the City was 4,549,400 compared to 4,481,500 in October 2017, an increase of 1.5% based on data provided by the New York State Department of Labor, which is not seasonally adjusted.

Assumptions. Financial Plan is based on numerous assumptions, including the condition of the City’s and the region’s economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed; realization of projected earnings for pension fund assets and current assumptions with respect to wages for City employees affecting the City’s required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of NYCHH and other such entities to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of federal and State legislation affecting Medicare or other entitlement programs; adoption of the City’s budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; and the ability of the City and other financing entities to market their securities successfully in the public credit markets. Certain of these assumptions are reviewed in reports issued by the City Comptroller and other public officials. See “Certain Reports” herein.

The projections and assumptions contained in the Financial Plan are subject to revision, which may be substantial. No assurance can be given that these estimates and projections, which include actions the City expects will be taken but are not within the City’s control, will be realized.

Real Estate Tax. Projections of real estate tax revenues are based on a number of assumptions, including, among others, assumptions relating to the tax rate, the assessed valuation of the City’s taxable real estate, the delinquency rate, debt service needs, a reserve for uncollectible taxes and the operating limit.

Projections of real estate tax revenues include net revenues from the sale of real property tax liens of $80 million in each of fiscal years 2019 through 2022. Projections of real estate tax revenues include the effects of the STAR Program which will reduce the real estate tax revenues by an estimated $189 million in fiscal year 2018. Projections of real estate tax revenues reflect the estimated cost of extending the current tax reduction for owners of cooperative and condominium apartments amounting to $581 million, $577 million, $606 million and $631 million in fiscal years 2019 through 2022, respectively.

The delinquency rate was 1.4% in fiscal year 2014, 1.6% in fiscal year 2015, 1.4% in fiscal year 2016,1.3% in fiscal year 2017 and 1.2% in fiscal year 2018,. The Financial Plan projects delinquency rates of 1.3% in fiscal year 2019 and 1.8% in each of fiscal year 2020 and 2021, respectively, and 1.9% in fiscal year 2022.

On April 24, 2017, a lawsuit was filed challenging the City’s real property tax system and valuation methodology. The action alleges that the City’s real property tax system violates the State and federal constitutions as well as the Fair Housing Act. The action further alleges the valuation methodology as mandated by certain provisions of the State Real Property Tax Law results in a disparity and inequality in the amount of taxes paid by black and hispanic Class 1 property owners and renters. The City plans to mount a vigorous defense against all claims made in the action.

Other Taxes. The Financial Plan reflects the following assumptions regarding projected baseline revenues from Other Taxes: (i) with respect to the personal income tax, revenue declines in fiscal year 2019 reflecting a return to more typical levels after the high growth in fiscal year 2018 reflecting the impact of changes in State law, stronger than expected bonus growth and continued employment and wage gains, and growth in fiscal years 2020 through 2022 reflecting steady economic growth; (ii) with respect to the general corporation tax, moderate growth in fiscal year 2019 supported by healthy levels of corporate profits and Wall Street profitability, weak and/or nearly flat growth for fiscal years 2020 through 2022 reflecting a slowdown in corporate profits; (iii) with respect to the unincorporated business income tax, growth slows in fiscal year 2019 following the strong growth seen the prior year (the result of the repatriation of non-qualified deferred compensation and taxpayer behavior in response to the TCJA), moderate growth for fiscal years 2020 through fiscal year 2022 reflecting steady economic growth; (iv) with respect to the sales tax, moderate growth in fiscal year 2019 reflecting employment gains, wage growth and tourist consumption reduced by the payment to the State of $150 million in sales tax otherwise payable to the City in order to provide the State with the benefit of savings from the refinancing of debt by STAR Corp., and moderate growth in fiscal years 2020 through 2022 reflecting employment gains and wage growth as well as continued healthy levels of tourist consumption; (v) with respect to real property transfer tax, growth in 2019 reflecting strength in large commercial transactions, decline in 2020 as the volume of large commercial transactions drops from the high levels seen in the prior years; growth returns in fiscal year 2021 through 2022 reflecting steady economic growth; (vi) with respect to mortgage recording tax, decline in 2019 through 2020 as the commercial loan refinancing activity wanes in 2019 and volume of large commercial transactions drops from the high levels seen in the prior years in 2020; growth returns in fiscal years from 2021 through 2022 reflecting steady economic growth; and (vii) with respect to the commercial rent tax, growth in 2019 reflecting employment gains and a slower growth in 2020 reflecting recently enacted tax program that increased the base rent subject to tax providing relief for tax payers; growth rebounds from 2021 through 2022, as the local office market improves with employment gains.

Intergovernmental Aid. For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be delays or reductions in State aid to the City from amounts currently projected; that State budgets for future State fiscal years will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City’s cash flow or expenditures. In addition, the City has made various assumptions with respect to federal aid. Future federal actions or inactions could have adverse effects on the City’s cash flow or revenues.

Personal Service Costs and Other Post-Employment Benefits. The Financial Plan projects that the authorized number of City-funded full-time and full-time equivalent employees will increase from an estimated level of 279,949 as of June 30, 2019 to an estimated level of 280,833 by June 30, 2022.

Other Fringe Benefits includes $2.465 billion, $2.604 billion, $2.718 billion and $2.856 billion in fiscal years 2019 through 2022, respectively, for post-employment benefits other than pensions (“OPEB”) expenditures for current retirees, which costs are currently paid by the City on a pay-as-you-go basis.

The Financial Plan reflects recent contract settlements with DC 37 and the UFT (which, together, represent approximately 61% of the City’s workforce) and the application of the pattern increases established in those settlements to the entire workforce over a 43-month contract period. The pattern framework provides for a 2% wage increase on the first month of the contract, a 2.25% wage increase on the 13th month, and a 3% wage increase on the 26th month. The pattern also provides funding equivalent to 0.25% of wages to be used to fund benefit items. The DC 37 Settlement covers the period from September 26, 2017 through May 25, 2021. The UFT Settlement covers the period from February 14, 2019 through September 13, 2022. Such settlements also include health insurance savings as part of a new Municipal Labor Committee (“MLC”) agreement (the “MLC Agreement”), in addition to those previously agreed upon. Negotiations with unsettled unions are ongoing. The PBA has filed for arbitration with the City over new contract terms.

The amounts in the Financial Plan reflect the offsets from health insurance savings of $200 million in fiscal year 2019, $300 million in fiscal year 2020, and $600 million in fiscal year 2021 and thereafter. These savings are pursuant to the MLC Agreement. The City has the right to enforce the agreement through a binding arbitration process. If total health insurance savings in fiscal year 2021 are greater than $600 million, the first $68 million of such additional savings will be used by the City to make a $100 per member per year increase to welfare funds effective July 1, 2021. If a savings amount over $600 million but less than $668 million is achieved, the $100 per member per year increase will be prorated. Any savings thereafter are to be divided equally between the City and the unions. These savings are in addition to the $3.4 billion of health insurance savings the City achieved in fiscal years 2015 through 2018, $1.3 billion of which are recurring, which were negotiated pursuant to a previous MLC agreement.

Administrative Other Than Personal Services Costs (“OTPS”) and Energy. The Financial Plan contains estimates of the City’s administrative OTPS expenditures for general supplies and materials, equipment and selected contractual services, and the impact of agency gap-closing actions relating to such expenditures in the 2019 fiscal year. Thereafter, to account for inflation, administrative OTPS expenditures are projected to rise by 2.5% annually in fiscal years 2020 through 2022. Energy costs for each of the 2019 through 2022 fiscal years are assumed to vary annually, with total energy expenditures projected at $906 million in fiscal year 2019 and increasing to $974 million by fiscal year 2022.

Public Assistance. Of total cash assistance expenditures in the City, the City-funded portion is projected to be $713 million in fiscal year 2019 and $719 million in each of fiscal years 2020 through 2022.

Medical Assistance. Medical assistance payments projected in the Financial Plan consist of payments to voluntary hospitals, skilled nursing facilities, intermediate care facilities, home care providers, pharmacies, managed care organizations, physicians and other medical practitioners. The City-funded portion of medical assistance payments is estimated at $5.8 billion for the 2019 fiscal year.

The City-funded portion of medical assistance payments is expected to be $5.8 billion in each of fiscal years 2020 through 2022. Such payments include the City’s capped share of local Medicaid expenditures as well as Supplemental Medicaid payments to NYCHH.

New York City Health and Hospitals (“NYCHH”). NYCHH, which provides essential services to over 1.1 million New Yorkers annually, faces near- and long-term financial challenges resulting from, among other things, changes in hospital reimbursement under the Affordable Care Act and the statewide transition to managed care. On April 26, 2016, the City released “One New York: Health Care for Our Neighborhoods,” a report outlining the City’s plan to address NYCHH’s financial shortfall.

In November 2018, NYCHH released an accrual-based financial plan, which projected City-funded expenditures of $718 million, $919 million, $920 million and $920 million in fiscal years 2019 through 2022, respectively, in addition to the forgiveness of debt service and the City’s contribution to supplemental Medicaid payments which is consistent with the City’s Financial Plan. NYCHH’s financial plan projected, before implementation of a gap closing program, total receipts of $6.5 billion, $6.5 billion, $6.2 billion and $6.2 billion and total disbursements of $7.7 billion, $7.8 billion, $7.8 billion, and $8.0 billion in fiscal years 2019 through 2022, respectively, resulting in projected operating gaps of $1.2 billion, $1.3 billion, $1.6 billion and $1.8 billion in those respective fiscal years. The financial plan also projects gap-closing initiatives that both generate revenue and reduce expenses. Revenue-generating initiatives total $625 million, $879 million, $1.0 billion and $1.0 billion and expense-reducing initiatives total $430 million, $530 million, $585 million and $585 million in fiscal years 2019 through 2022, respectively.

NYCHH relies on significant projected revenue from Medicaid, Medicare and other third-party payor programs. Future changes to such programs could have adverse impacts on NYCHH’s financial condition.

Other. The projections set forth in the Financial Plan for OTPS-Other include the City’s contributions to New York City Transit (“NYCT”), NYCHA, City University of New York (“CUNY”) and subsidies to libraries and various cultural institutions. They also include projections for the cost of future judgments and claims which are discussed below under “Judgments and Claims.” In the past, the City has provided additional assistance to certain Covered Organizations which had exhausted their financial resources prior to the end of the fiscal year. No assurance can be given that similar additional assistance will not be required in the future.

New York City Transit NYCT operates under its own section of the Financial Plan as a Covered Organization. The financial plan for NYCT covering its 2018 through 2022 fiscal years was prepared in July 2018. The NYCT fiscal year coincides with the calendar year. The NYCT financial plan projects City assistance to the NYCT operating budget of $623.4 million in 2018, decreasing to $394.3 million in 2022; 2018 assistance includes $254.0 million in City funding for the Subway Action Plan, the MTA’s emergency plan to address subway delays, which will be funded through a separate revenue stream starting in 2019. In addition, the NYCT financial plan projects real estate transfer tax revenue dedicated for NYCT use of $647.5 million in 2018, increasing to $651.9 million in 2022.

The NYCT financial plan includes a reforecast of baseline revenue reflecting ridership trends, recognition of a full commitment in funding for the Subway Action Plan, initial funding for the Bus Plan, the MTA’s plan to overhaul and improve bus service across the five boroughs, and operating budget impacts from the Canarsie Tunnel reconstruction. After reflecting such revenues and changes, the NYCT accrual-based financial plan projects $10.7 billion in revenues and $14.1 billion in expenses for 2018, leaving a budget gap of $3.4 billion. After accounting for accrual adjustments and cash carried over from 2017, NYCT projects accrual-based operating budget gaps of $140.7 million in 2018, $518.0 million in 2019, $1.2 billion in 2020, $2.1 billion in 2021, and $3.3 billion in 2022.

In 2009, a Payroll Mobility Tax (“PMT”) was enacted into State law to provide $0.34 for every $100 of payroll in the MTA’s twelve-county service area. The PMT is currently expected to raise revenues for the MTA in the amount of $728.0 million in 2018, increasing to $958.1 million in 2022.

In September 2014, the MTA proposed the 2015-2019 Capital Program. The proposed plan included $32.0 billion for all MTA agencies, including $17.1 billion to be invested in the NYCT core system, and $1.5 billion for NYCT network expansion. On October 2, 2014, the Capital Program Review Board (“CPRB”) vetoed the proposed program without prejudice to permit additional time to resolve issues related to fully funding the program. On October 28, 2015, the MTA Board voted on and approved a revised 2015-2019 Capital Program. The revised plan included $29.0 billion for all MTA agencies, including $15.8 billion to be invested in the NYCT core system and $535 million for NYCT network expansion. On April 20, 2016, the MTA Board voted on and approved another revised 2015-2019 Capital Program, which included $29.5 billion for all MTA agencies, including $15.8 billion to be invested in the NYCT core system and $1.0 billion for NYCT network expansion. The additional City capital funding will be provided concurrently with the additional State capital funding. On May 24, 2017, the MTA Board voted on and approved a further revised 2015-2019 Capital Program. The revised plan includes $32.5 billion for all MTA agencies, including $16.3 billion to be invested in the NYCT core system and $1.7 billion for NYCT network expansion. This amendment was approved by the CPRB in July 2017. On December 13, 2017 the MTA Board voted on and approved a further revised 2015-2019 Capital Program. The revised plan includes $32.8 billion for all MTA agencies, including $16.7 billion to be invested in the NYCT core system and $1.7 billion for NYCT network expansion. This amendment was not subject to CPRB approval. The 2015-2019 Capital Program expects $8.5 billion from the State. On April 25, 2018 the MTA Board voted on and approved a further revised 2015-2019 Capital Program. The revised plan includes $33.3 billion for all MTA agencies, including $16.7 billion to be invested in the NYCT core system and $1.7 billion for NYCT network expansion. This amendment was approved by the CPRB in May 2018. On November 15, 2018, the MTA released its 2019 Financial Plan, which was subject to MTA Board approval in December 2018.

The State has agreed to contribute $8.6 billion towards the 2015-2019 Capital Program, which has not yet been fully reflected in the State’s capital plan. The City has agreed to contribute $2.7 billion (which has not yet been fully reflected in the City’s capital plan), including $164 million for the Subway Action Plan. The additional City capital funding will be provided concurrently with the additional State capital funding.

On June 29, 2017 Governor Cuomo announced the State would be increasing its contribution to the 2015-2019 Capital Program by $1 billion and signed an Executive Order declaring a State-wide disaster emergency related to the MTA. The Order temporarily suspends provisions of Public Authority, State Finance, and Environmental Conservation Laws if compliance “would prevent, hinder or delay action necessary to cope with the disaster.” The Governor has not provided additional details or identified additional funding for the $1 billion.

Various actions have been taken to increase funding to the MTA for NYCT. The State Enacted Budget, adopted on March 30, 2018, includes a requirement for the City to provide payments totaling an additional $418 million to the MTA through calendar year 2018 to fund the Subway Action Plan described above, which is reflected in the Financial Plan, including $164 million in capital funding, as discussed above, and $254 million in expense funding. The State Enacted Budget also imposes an additional surcharge, starting in January 2019, on for-hire vehicles and taxis traveling below 96th Street in Manhattan, to be used to fund the Subway Action Plan and other MTA projects.

Department of Education. State law requires the City to provide City funds for the Department of Education (“DOE”) each year in an amount not less than the amount appropriated for the preceding fiscal year, excluding amounts for debt service and pensions for the DOE. Such City funding must be maintained, unless total City funds for the fiscal year are estimated to be lower than in the preceding fiscal year, in which case the mandated City funding for the DOE may be reduced by an amount up to the percentage reduction in total City funds.

Judgments and Claims. In the fiscal year ended on June 30, 2018, the City expended $730.4 million for judgments and claims. The Financial Plan includes provisions for judgments and claims of $697.0 million, $711.9 million, $727.1 million and $742.3 million for the 2019 through 2022 fiscal years, respectively. These projections incorporate a substantial amount of claims costs attributed to NYCHH, estimated to be $140 million in each year of the Financial Plan, for which NYCHH reimburses the City unless otherwise forgiven by the City, which was the case in fiscal years 2013 and 2016. The City is a party to numerous lawsuits and is the subject of numerous claims and investigations. The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 2018 amounted to approximately $6.7 billion. This estimate was made by categorizing the various claims and applying a statistical model, based primarily on actual settlements by type of claim during the preceding ten fiscal years, and by supplementing the estimated liability with information supplied by the City’s Corporation Counsel.

In addition to the above claims, numerous real estate tax certiorari proceedings involving allegations of inequality of assessment, illegality and overvaluation are currently pending against the City. The City’s Financial Statements for the fiscal year ended June 30, 2018 include an estimate that the City’s liability in the certiorari proceedings, as of June 30, 2018, could amount to approximately $1,208 million. Provision has been made in the Financial Plan for estimated refunds of $400 million in fiscal years 2019 through 2022, respectively.

Certain Reports. Set forth below are the summaries of the most recent reports of the City Comptroller, OSDC and the staff of the Control Board. These summaries do not purport to be comprehensive or definitive. On July 25, 2018, the City Comptroller released a report entitled “Comments on New York City’s Fiscal Year 2019 Adopted Budget.” In the report, the City Comptroller projects net additional resources of $151 million in fiscal year 2019 and net risks of $920 million, $949 million and $1.13 billion in fiscal years 2020 through 2022, respectively, which, when added to the results projected in the June Financial Plan, would result in a surplus of approximately $151 million in fiscal year 2019 and gaps of approximately $4.18 billion, $3.84 billion and $3.42 billion in fiscal years 2020 through 2022, respectively.

The differences from the June Financial Plan projections result in part from the City Comptroller’s net expenditure projections, which are higher than the June Financial Plan projections by $473 million, $1.15 billion, $1.48 billion and $2.04 billion in fiscal years 2019 through 2022, respectively, as a result of: (i) additional overtime expenditures of $153 million in fiscal year 2019 and $150 million in each of fiscal years 2020 through 2022; (ii) increased expenditures associated with increases in charter school tuition rates of $119 million, $281 million and $478 million in fiscal years 2020 through 2022, respectively; (iii) uncertainty of federal Medicaid reimbursement for special education services of $50 million in each of fiscal years 2019 through 2022; (iv) increased expenditures associated with payments to parents who legally seek reimbursement for placing special needs children in non-public schools of $60 million in each of fiscal years 2019 through 2022; (v) increased homeless shelter operation expenditures of $33 million in fiscal year 2019 and $42 million in each of fiscal years 2020 through 2022; (vi) increased expenditures to support NYCHH of $165 million in each of fiscal years 2020 through 2022; and (vii) increased costs as a result of collective bargaining settlements and future pattern settlements of $227 million, $704 million, $929 million and $1.34 billion in fiscal years 2019 through 2022, respectively. The report also projects (i) anticipated savings of $38 million in each of fiscal years 2020 through 2022 due to expanded participation in the federal Community Eligibility Provision school food program; (ii) anticipated debt service savings from low interest rates on variable rate bonds of $50 million in each of fiscal years 2019 through 2022; and (iii) lower estimates for pension contributions of $54 million, $108 million and $162 million in fiscal years 2020 through 2022, respectively, resulting from fiscal year 2018 pension investment earnings above the actuarial interest rate assumption.

The differences from the June Financial Plan projections also result from the City Comptroller’s net revenue projections, which are higher than the June Financial Plan projections by $624 million, $228 million, $532 million and $909 million in fiscal years 2019 through 2022, respectively. The report identifies certain risks and offsets to projected revenues: (i) property tax revenues are projected to be higher by $76 million, $303 million, $785 million and $883 million in fiscal years 2019 through 2022, respectively; (ii) personal income tax revenues are projected to be higher by $182 million in fiscal year 2019; (iii) business tax revenues are projected to be higher by $169 million, $20 million, $44 million and $53 million in fiscal years 2019 through 2022, respectively; (iv) sales tax revenues are projected to be higher by $91 million, $179 million, $149 million and $85 million in fiscal years 2019 through 2022, respectively; (v) revenues from audit collections are projected to be higher by $100 million in fiscal year 2019 and $200 million in each of fiscal years 2020 through 2022; (vi) Environmental Control Board fine revenues are projected to be higher by $20 million in each of fiscal years 2019 through 2022; (vii) Department of Buildings penalty revenues are projected to be higher by $4 million in each of fiscal years 2019 through 2022; and (viii) motor vehicle fine revenues are projected to be higher by $5 million in fiscal year 2019 and $3 million in each of fiscal years 2020 through 2022. The report also identifies certain risks to projected revenues: (i) personal income tax revenues are projected to be lower by $117 million, $190 million and $260 million in fiscal years 2020 through 2022, respectively; and (ii) real estate-related tax revenues are projected to be lower by $23 million, $384 million, $483 million and $79 million in fiscal years 2019 through 2022, respectively.

On July 25, 2018, the OSDC released a report on the June Financial Plan. The report states that the June Financial Plan projects a surplus of nearly $4.6 billion in fiscal year 2018, which resulted mostly from a reallocation of unneeded reserves and higher tax revenues. The report notes that the City’s economy is strong and the fiscal year 2019 budget is balanced under current conditions, but the June Financial Plan projects budget gaps in fiscal years 2020, 2021 and 2022 which are larger than those projected in June 2017. The report states that there are budget risks that could make closing the budget gaps more difficult. NYCHA has

$32 billion in capital needs in its five-year capital program, but less than $8 billion in available capital resources, and the City may be called upon to increase financial support of NYCHA. The City may also be called upon to provide additional financial support to the MTA’s 2020-2024 five-year capital program which is expected to be released next year. If the economic terms of the tentative agreement reached with DC 37 were applied to the entire work force as the City assumes, the fiscal year 2020 budget gap would increase by more than $700 million. Rising trade tensions could trigger an economic setback, and growing federal deficits will likely increase pressure on Congress to cut federal programs, which would adversely affect the City and the State. The report states that the City has increased its reserves and notes that the City should continue that practice given the budget risks.

The OSDC report quantifies certain risks and offsets to the June Financial Plan. The report identifies net offsets of $40 million in fiscal year 2019 and net risks of $760 million, $918 million and $1.27 billion in fiscal years 2020 through 2022, respectively. When combined with the results projected in the Financial Plan, the report estimates a budget surplus of $40 million in fiscal year 2019 and budget gaps of $4.02 billion, $3.81 billion and $3.56 billion in fiscal years 2020 through 2022, respectively. The risks to the Financial Plan identified in the report include: (i) increased homeless shelter operation expenditures of $47 million in each of fiscal years 2019 through 2022; (ii) decreased federal Medicaid reimbursement for special education services of $63 million in each of fiscal years 2019 through 2022; (iii) increased uniformed services overtime costs of $125 million in each of fiscal years 2019 through 2022; (iv) increased costs as a result of collective bargaining settlements and future pattern settlements of $227 million, $704 million, $929 million and $1.34 billion in fiscal years 2019 through 2022, respectively; and (v) increased expenditures to fund the Fair Fares program of $212 million in each of fiscal years 2020 through 2022. The report also identifies: (i) increased tax revenues of $400 million in fiscal year 2019 and $250 million in each of fiscal years 2020 through 2022; (ii) additional miscellaneous revenues (including recurring resources such as fines and fees and nonrecurring resources such as proceeds from the sale of taxi medallions or City property) of $52 million, $61 million, $71 million and $72 million in fiscal years 2019 through 2022, respectively; (iii) anticipated debt service savings from low interest rates on variable rate bonds of $50 million in fiscal year 2019 and $22 million in each of fiscal years 2020 through 2022; and (iv) lower estimates for pension contributions of $58 million, $115 million and $173 million in fiscal years 2020 through 2022, respectively, resulting from fiscal year 2018 pension investment earnings above the actuarial interest rate assumption.

On July 20, 2018, the staff of the Control Board issued a report reviewing the June Financial Plan. The report states that the City generated a surplus of almost $4.6 billion in fiscal year 2018, in part because of a surge in personal income tax collections at the end of fiscal year 2018. The report states that the June Financial Plan projects budget gaps in fiscal years 2020, 2021 and 2022, and given the size of the outyear gaps, the City will need to continue developing agency savings programs throughout the June Financial Plan period to continue producing large surpluses to close the outyear gaps without service reductions or tax increases. The report notes that there are concerns that could create increased pressure on the outyears of the June Financial Plan period. The City has experienced volatility in the growth rate of City funds over the last several years, and it is unknown how long the current economic recovery will continue and what, if any, impacts there will be from federal actions and the possibility of trade wars. Federal actions could put pressure on the City to increase subsidies to NYCHH. The MTA has developed a plan for subway improvements, and while the plan is preliminary and unofficial, there have been no agreements on whether it will proceed or how it will be funded. Determination of how to meet NYCHA’s capital needs may impact the City’s budget. In addition, outyear gaps will be higher due to collective bargaining negotiations that are underway.

The report identifies net risks to the June Financial Plan of $58 million, $757 million, $975 million and $1.39 billion in fiscal years 2019 through 2022, respectively, resulting in estimated gaps of $58 million, $4.02 billion, $3.86 billion and $3.67 billion in fiscal years 2019 through 2022, respectively. Such net risks and offsets result from: (i) increased personal income tax revenues of $250 million in each of fiscal years 2019 through 2022; (ii) increased miscellaneous revenues of $100 million in each of fiscal years 2019 through 2022; (iii) increased costs as a result of collective bargaining settlements and future pattern settlements of $227 million, $704 million, $929 million and $1.34 billion in fiscal years 2019 through 2022, respectively; (iv) increased expenditures to fund the Fair Fares program of $212 million in each of fiscal years 2020 through 2022; (v) increased uniformed services overtime costs of $130 million, $152 million, $155 million and $155 million in fiscal years 2019 through 2022, respectively; and (vi) decreased speed camera revenues of $51 million, $39 million, $29 million and $28 million in fiscal years 2019 through 2022, respectively.

Outstanding General Obligation Indebtedness. As of September 30, 2018, approximately $37 billion of City general obligation bonds were outstanding.

As of September 30, 2018, $2.72 billion aggregate principal amount of Hudson Yards Infrastructure Corporation (“HYIC”) bonds were outstanding. Such bonds were issued to finance the extension of the Number 7 subway line and other public improvements. They are secured by and payable from payments in lieu of taxes and other revenues generated by development in the Hudson Yards area. To the extent such payments in lieu of taxes and other revenues are insufficient to pay interest on the HYIC bonds, the City has agreed to pay the amount of any shortfall in interest on such bonds, subject to appropriation. The Financial Plan provides $0 in fiscal years 2019 through 2022 for such interest support payments. The City has no obligation to pay the principal of such bonds.

Water and Sewer. The City’s financing program includes the issuance of water and sewer revenue bonds by the Water Authority which is authorized to issue bonds to finance capital investment in the City’s water and sewer system. Pursuant to State law, debt service on Water Authority indebtedness is secured by water and sewer fees paid by users of the water and sewer system. Such fees are revenues of the Water Board, which holds a lease interest in the City’s water and sewer system. After providing for debt service on obligations of the Water Authority and certain incidental costs, the revenues of the Water Board are paid to the City to cover the City’s costs of operating the water and sewer system and as rental for the system. Beginning in fiscal year 2017, the City has not requested the rental payment due to the City from the Water Board. The City’s Ten-Year Capital Strategy applicable to the City’s water and sewer system covering fiscal years 2018 through 2027, projects City-funded water and sewer investment (which is expected to be financed with proceeds of Water Authority debt) at approximately $19.1 billion. The 2019-2022 Capital Commitment Plan reflects total anticipated City-funded water and sewer commitments of $12.1 billion which are expected to be financed with the proceeds of Water Authority debt.

New York City Transitional Finance Authority. The TFA is authorized to have outstanding $13.5 billion of Future Tax Secured Bonds (excluding Recovery Bonds). The TFA may have outstanding Future Tax Secured Bonds in excess of $13.5 billion provided that the amount of the Future Tax Secured Bonds, together with the amount of indebtedness contracted by the City, do not exceed the debt limit of the City. Future Tax Secured Bonds are issued for general City capital purposes and are secured by the City’s personal income tax revenues and, to the extent such revenues do not satisfy specified debt ratios, sales tax revenues. In addition, the TFA is authorized to have outstanding $9.4 billion of Building Aid Revenue Bonds to pay for a portion of the City’s five-year educational facilities capital plan. Building Aid Revenue Bonds are secured by State building aid, which the Mayor has assigned to the TFA. The TFA expects to issue $500 million, $78 million and $142 million of Building Aid Revenue Bonds in fiscal years 2019, 2021 and 2022, respectively.

Implementation of the financing program is dependent upon the ability of the City and other financing entities to market their securities successfully in the public credit markets which will be subject to prevailing market conditions at the times of sale. No assurance can be given that the credit markets will absorb the projected amounts of public bond sales. A significant portion of bond financing is used to reimburse the City’s General Fund for capital expenditures already incurred. If the City and such other entities are unable to sell such amounts of bonds, it would have an adverse effect on the City’s cash position. In addition, the need of the City to fund future debt service costs from current operations may also limit the City’s capital program. The Ten-Year Capital Strategy for fiscal years 2018 through 2027 totals $95.8 billion, of which approximately 93% is to be financed with funds borrowed by the City and such other entities. Congressional developments affecting federal taxation generally could reduce the market value of tax-favored investments and increase the debt-service costs of carrying out the major portion of the City’s capital plan which is currently eligible for tax-exempt financing.

New York State

New York is the fourth most populous state in the nation, after California, Texas, and Florida, and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its air transport facilities and natural harbors have made it an important hub for international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

Manufacturing employment continues to decline as a share of total State employment, as in most other states, and as a result New York’s economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate region, which hosts high concentrations of manufacturers of transportation and other types of equipment. As defined under the North American Industry Classification System (NAICS), the trade, transportation, and utilities supersector accounts for the second largest component of State nonagricultural employment, but only the fifth largest when measured by wage share. This sector accounts for proportionally less employment and wages for the State than for the nation as a whole. New York City is the nation’s leading center of banking and finance and, hence this is a far more important sector for the

State than for the nation as a whole. Although this sector accounts for less than one-tenth of all nonagricultural jobs in the State, it contributes about one-fifth of total wages. The remaining service-producing sectors include information, professional and business services, private education and healthcare, leisure and hospitality services, and other services. Combined, these industries account for half of all nonagricultural jobs in New York. Information, education and health, and other services account for a higher proportion of total State employment than for the nation. Farming is an important part of the State’s rural economy, although it constitutes only about 0.2 percent of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, fruits, and vegetables. New York ranks among the nation’s leaders in the production of these commodities.

Federal, State, and local governments together comprise the third largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of about 40 percent of total State and local government employment.

Annual Information Statement. The Annual Information Statement, dated July 2, 2018 (the “AIS”), reflects the State’s Enacted Budget Financial Plan (the “Enacted Budget Financial Plan”) for Fiscal Year (FY) 20191 and sets forth the State’s official Financial Plan projections for Fiscal Year 2019 through Fiscal Year 2022. The State updates the Annual Information Statement quarterly and released its first quarterly update on September 24, 2018 and its second quarterly update on December 4, 2018 (the “AIS Update”) which reflects the Second Quarterly Update to the Financial Plan for FY 2019 (the “Updated Financial Plan”) and updates to the State’s official Financial Plan projections for FY 2019 through FY 2022.

Overview of the Updated Financial Plan. DOB reports that the Updated Financial Plan for FY 2019 is expected to remain in balance on a cash basis in the General Fund. Estimates for General Fund disbursements have been reduced in each year of the Updated Financial Plan, based on a review of operating results to date and other information. Annual spending growth in State Operating Funds is estimated at 2 percent, consistent with the Enacted Budget Financial Plan.

The General Fund budget gap for FY 2020 is now estimated at $3.1 billion, a decrease of nearly $1 billion compared to the Enacted Budget Financial Plan. If spending growth in State Operating Funds were to be held to 2 percent in FY 2020, DOB estimates the General Fund budget gap would be $402 million

State Operating Funds disbursements are estimated at $100.1 billion in FY 2019, an increase of 2 percent over FY 2018 results. The estimate reflects downward revisions in certain categories of disbursements, which are expected to be offset by an FY 2019 planned payment of $145 million for debt service due in FY 2020. To maintain annual spending growth at 2 percent, DOB actively manages disbursements with the goal of adhering as closely as possible to the 2 percent spending benchmark.

Since the Enacted Budget Financial Plan as reported in the AIS, the Updated Financial Plan reflects an additional $335 million received in Extraordinary Monetary Settlement payments from firms that have engaged in conduct that violates New York State laws and regulations. These Extraordinary Monetary Settlement payments will be held in reserve, consistent with treatment of other settlements. Extraordinary Monetary Settlements held in reserve in the General Fund are expected to total $3.95 billion at the close of FY 2019, of which $411 million has not been designated for specific purposes. In addition, the General Fund is expected to maintain $1.8 billion in rainy day reserves, $500 million for debt management, and smaller balances in other reserves.

On July 31, 2018, the State received a $1 billion payment from Fidelis Care, a nonprofit insurer associated with the Catholic Diocese of New York. The payment was made in connection with the sale of substantially all its assets to Centene Corporation, a for-profit health insurer based in St. Louis, Missouri, allowing that entity to enter New York’s health insurance marketplace. Consistent with previous transactions of similar nature in New York, the transaction was subject to regulatory approval by the Department of Health, the Department of Financial Services (DFS) and the Office of the Attorney General. The timing of the transaction and receipt of the initial payment is consistent with the estimates included in the Enacted Budget Financial Plan.

On August 23, 2018, the Internal Revenue Service (IRS) issued proposed regulations — IRS REG-112176-18 = that seek to provide new rules governing the availability of Federal income tax deductions for charitable contributions when a taxpayer receives or expects to receive a state or local tax credit for such contributions. In the case of state tax credits received by a taxpayer making a charitable contribution, the proposed regulations would require the taxpayer to reduce the Federal income tax deduction by the amount of the state tax credit received for such charitable contribution; provided, however, this rule would not apply if the

[1]	The State fiscal year is identified by the calendar year in which it ends. For example, fiscal year 2019 (“FY 2019”) is the fiscal year that began on April 1, 2018 and ends on March 31, 2019.

value of the state tax credit to be received does not exceed 15 percent of the charitable contribution. If finalized, the effective date of these proposed regulations would be August 27, 2018. The Treasury Department and the IRS have collected comments from the general public on these proposed regulations and held a public hearing on November 5, 2018. Based on its review of the proposed regulations, DOB anticipates that if the proposed regulations are adopted in their current form, then contributions to the State Charitable Gifts Trust Fund may decline. The proposed regulations, by their terms, do not impact the Federal tax reduction that DOB expects would result for certain taxpayers employed by entities that may enroll in the Employer Compensation Expense Program (ECEP).

On September 4, 2018, the United University Professions (UUP) ratified a six-year collective bargaining agreement for academic years 2017 through 2022. The agreement provides for a 2 percent general salary increase in each year of the contract, and additional compensation changes, which are partly offset by benefit design changes within the New York State Health Insurance Program (NYSHIP). The multi-year costs of the agreement (approximately $225 million in FY 2019) are reflected in the Updated Financial Plan.

In September 2018, the U.S. Bureau of Economic Analysis (BEA) released the State personal income data used to calculate the final School Aid Growth Cap for the 2019-20 school year pursuant to State Education Law Section 3602. The resulting Personal Income Growth Index (PIGI), equal to the annual growth rate in New York State personal income from FY 2017 to FY 2018, is 6.1 percent. However, the Updated Financial Plan assumes School Aid growth of only 3.6 percent. Consistent with DOB’s practice since enactment of the PIGI as the statutory growth cap for School Aid, the PIGI impact will be reflected in the FY 2020 Executive Budget Financial Plan as part of a comprehensive recommendation for School Aid.

On October 10, 2018, the Police Benevolent Association of the New York State Troopers (NYSTPBA) ratified a five-year collective bargaining agreement for FY 2019 through FY 2023. The agreement provides for a 2 percent general salary increase in each year of the contract and additional compensation changes, which are partly offset by benefit design changes within NYSHIP, similar to UUP and the Civil Service Employees Association (CSEA). Costs are expected to be funded within agency operating budgets, consistent with the treatment of other negotiated salary increases.

The Governor is expected to submit his FY 2020 Executive Budget to the Legislature no later than February 1, 2019. DOB expects the current Administration will continue to propose, and the Legislature will continue to enact, balanced budgets in future years that limit annual growth in State Operating Funds to no greater than 2 percent. The spending benchmark is calculated using the cash basis of accounting, as described herein, and is based on the current composition of the State Operating Funds perspective as reported by DOB. The General Fund operating projections2 4 for FY 2020, FY 2021, and FY 2022 are calculated based on this assumption. DOB expects that specific proposals to limit annual spending growth in State Operating Funds to 2 percent will be included in future budget proposals.

At a press conference held on February 4, 2019, the Governor, State Comptroller and the Budget Director announced that state personal income tax receipts in December 2018 and January 2019 were $2.3 billion below projections.

General Fund Operating Results Through September 2018

The State ended September 2018 with a General Fund cash balance of $6.5 billion, $533 million above the Enacted Budget Financial Plan estimate. The higher balance is mainly attributable to lower spending for agency operations and capital projects, and receipt of unplanned Extraordinary Monetary Settlements.

Receipts, including transfers from other funds, totaled $35.9 billion through September 2018. Tax receipts were generally consistent with Enacted Budget Financial Plan estimates. Non-tax receipts were $262 million above planned levels, due mainly to Extraordinary Monetary Settlements.

Disbursements, including transfers to other funds, totaled $38.9 billion through September 2018, $350 million lower than the initial projections presented in the Enacted Budget Financial Plan. Lower spending for local assistance reflects payments for education, higher education, and social services programs. Many of these payments are expected to occur by the end of the third quarter of FY 2019. However, some of the spending reduction has been recognized in the downward revisions to certain

[2]

The Updated Financial Plan displays General Fund budget gaps both before and after savings that would be estimated to occur if annual growth in State Operating Funds spending is held to 2 percent in FY 2020 and each year thereafter.

categories of disbursements in the Updated Financial Plan. In addition, certain General Fund transfers to other funds were not needed in the first half of FY 2019, as spending for capital projects and other purposes occurred more slowly than expected. These transfers are expected to be made later in FY 2019.

Multi-Year Financial Plan Revisions

Receipts Revisions. General Fund receipts, including transfers from other funds, are projected to total $72.8 billion in FY 2019, an increase of $135 million from the Enacted Budget Financial Plan. Projected General Fund tax receipts remain unchanged. However, transfers of tax receipts after payment of debt service have been revised to reflect the planned payment in FY 2019 of $145 million in debt service due in FY 20203. In addition, miscellaneous receipts and transfers from other State funds have been revised to reflect the receipt of unplanned Extraordinary Monetary Settlement payments, updated information and accounting reclassifications, as well as certain transactions that may not be completed by year-end.

Disbursements Revisions. General Fund disbursements, including transfers to other funds, are expected to total $75.8 billion in FY 2019, a decrease of $817 million from the Enacted Budget Financial Plan projections. Revisions to General Fund disbursements are based on a review of operating results to date and updated information on programs and activities.

Local Assistance. Projected General Fund disbursements for local assistance have been revised downward in each year of the Updated Financial Plan. General Fund disbursements for local assistance are expected to total $51 billion in FY 2019, a $50 million decrease from the Enacted Budget Financial Plan.

Agency Operations. General Fund disbursements for agency operations, including employee fringe benefits, are expected to total $19.2 billion in FY 2019, a decrease of $56 million from the Enacted Budget Financial Plan projections.

Transfers to Other Funds. General Fund transfers to other funds are expected to total $5.5 billion in FY 2019, a decrease of $711 million from the Enacted Budget Financial Plan.

State Operating Funds Summary of Annual Spending Change

DOB estimates spending in State Operating Funds will grow at 2 percent from FY 2018 to FY 2019, consistent with the 2 percent spending growth benchmark.

A significant amount of spending that occurs in State Operating Funds is supported with resources generated in exchange for services provided by State entities. Examples include SUNY operations that are funded with tuition, patient and fee revenue, and regulatory activities by the Workers’ Compensation Board (WCB) and Department of Financial Services (DFS) that are funded with industry assessments. In addition, other spending is supported with revenues that are used exclusively, or nearly exclusively, for dedicated purposes, such as the various taxes collected and disbursed to the MTA and other transit systems from the Metropolitan Mass Transportation Fund and public transportation funds. These “own-source” revenues contribute more than $400 million in spending growth from FY 2018 to FY 2019. These activities have no direct bearing on the State’s ability to maintain a balanced budget in the General Fund.

Spending growth in recent years reflects the State’s effort to address long-standing public policy issues. For example, in FY 2015, the State absorbed the full cost of growth in Medicaid on behalf of local governments. Secondly, in FY 2017, the State enacted a law that provides for increases in the minimum wage. Relative to FY 2018, the FY 2019 State Operating Funds spending includes a nearly $800 million State share for the direct cost of the minimum wage increase to health care providers.

Local Assistance

Medicaid and School Aid are the State’s largest local aid programs, comprising approximately 45 percent of State Operating Funds spending. In School Year (SY) 2019, School Aid is expected to total $26.6 billion, an increase of $914 million (3.6 percent),

[3]

Prepayments will be funded with resources that DOB expects to be available after operations. The level of prepayments may change, depending on FY 2019 operating results. Debt service revisions typically affect both transfers from and to the General Fund. Thus, the reduction in tax receipts transferred to the General Fund is offset in part by a downward revision to General Fund transfers to support spending from the Debt Service Fund.

including a $618 million increase in Foundation Aid.4 Medicaid spending subject to the Medicaid Spending Cap (or “Global Cap”) will grow at the indexed rate of 3.2 percent to $18.9 billion. In total, Medicaid spending that is funded from State resources will increase to $20.4 billion, which includes the takeover of local Medicaid growth costs ($182 million growth), the cost of minimum wage increases ($448 million growth), and other spending outside the Global Cap.

In FY 2018, bonds secured by annual payments from tobacco manufactures under the Master Settlement Agreement (MSA) were retired, with no remaining debt service requirements to be paid on these bonds. Thus, DOB expects payments under the MSA of approximately $435 million to be available in FY 2019 (including $103 million from FY 2018) and additional payments to be available in subsequent years. Legislation included in the FY 2018 Enacted Budget directed these payments be used to help defray costs of the State’s takeover of Medicaid costs for counties and New York City. The State takeover, in which local Medicaid costs are capped permanently at 2015 calendar year levels, is expected to cost the State $917 million in FY 2019 and $1.1 billion in FY 2020. Consistent with State law, DOB expects MSA payments to be deposited directly to the Medicaid Management Information System (MMIS) Escrow Fund. The deposit mechanism has no impact on overall Medicaid spending funded with State resources, but does reduce reported State supported Medicaid spending accounted for in FY 2019 State Operating Funds by $435 million.

The FY 2019 Enacted Budget includes legislation dedicating $836 million to the MTA’s NYC Subway Action Plan, which will provide $508 million for operating purposes and $328 million for capital purposes. The State and the City will each fund 50 percent of the MTA’s NYC Subway Action Plan ($418 million). The State will provide $194 million from Extraordinary Monetary Settlements and $60 million in accelerated PMT pass-through resources, which constitute the State’s operating obligation consistent with the MTA’s NYC Subway Action Plan to address system failures, breakdowns, delays and deteriorating customer service.

The PMT will no longer be appropriated annually by the State Legislature. Previously, the State collected the PMT on behalf of, and disbursed the entire amount to, the MTA. The FY 2019 Enacted Budget amended the enabling statute to no longer require the PMT to be appropriated annually by the State Legislature but instead paid directly to MTA from a sole custody fund. This allows the MTA to collect PMT receipts without delays or uncertainty related to the appropriation process. Consistent with this statutory change, the Updated Financial Plan does not include PMT receipts and related local assistance disbursements. In FY 2019, the PMT receipts and disbursements that have been excluded are estimated at approximately $1.5 billion and $1.4 billion, respectively

STAR spending in FY 2018 and FY 2019 is affected by the conversion of STAR benefits to State PIT credits. The conversion of STAR benefits to PIT credits has no impact on the value of the STAR benefits received by taxpayers. It does, however, decrease the level of reported PIT receipts and reported disbursements for STAR on a State Operating Funds basis by an identical amount (estimated at $775 million in FY 2018 and $937 million in FY 2019.)

Higher Education spending growth is due mainly to the second phase of the Excelsior Free Tuition Program, the timing of certain payments during academic year 2018, and increased funding for other scholarships, which provide financial aid to approximately 400,000 students.

Local assistance spending reported in the Updated Financial Plan is affected by the accounting treatment of State payments to the Sales Tax Asset Receivable Corporation (STARC). Pursuant to legislation enacted in FY 2017, New York City is remitting savings to the State from a 2014 refunding of STARC bonds, which are supported solely by the annual payment of State aid. The FY 2017 legislation specified that the money refunded from STARC could be received by the State as a miscellaneous receipt, or directed by the State to a State public authority to offset debt service costs on State-supported bonds. The Legislature authorized, via specific language in the STARC appropriation, that the STARC refunding money recouped from NYC be treated as an offset to State spending. The Updated Financial Plan reflects the offset to spending in the calculation of FY 2019 State Operating Funds spending. In prior years, the reimbursement money was reflected as a miscellaneous receipt.

State Operations/Fringe Benefits

Spending for Executive agency operations is expected to increase by 2.3 percent in FY 2019, excluding the reclassification of certain DOT and DMV operating costs to the General Fund. Beginning in FY 2019, the FY 2019 Enacted Budget appropriates certain transportation operating costs from the General Fund instead of the DHBTF. These operating expenses were previously

[4]

Total education aid, including reimbursement for charter school supplemental tuition and facilities aid, is projected at $26.7 billion in SY 2019, an increase of nearly $1 billion (3.9 percent) from SY 2018.

funded by a transfer from the General Fund to the DHBTF. The change, which will increase disbursements in State Operating Funds by nearly $280 million in FY 2019, applies to operating costs related to snow and ice removal; bus, truck and rail inspection; and DMV regulatory activities.

Operations spending for the University Systems and elected officials, which include the Attorney General, Comptroller, Legislature and Judiciary, are expected to increase by 1.8 percent and 2.4 percent, respectively.

Spending growth for fringe benefits is due mainly to rising employee health care and prescription drug costs. The State continues to repay the State Retirement System for amounts amortized from FY 2011 through FY 2016. The payments were amortized to mitigate the extraordinary increase in annual contributions following investment losses. In FY 2019, the amount of amortization repayment totals $432 million.

Debt Service

The decline in Debt Service Funds spending is mainly to the payment of $594 million in planned FY 2019 debt service costs during FY 2018, which is partly offset by the planned prepayment of $145 million of FY 2020 debt service costs during FY 2019.

Impact of Federal Tax Law Changes

On December 22, 2017, President Trump signed into law the Tax Cuts and Jobs Act of 2017 (TCJA) (H.R. 1, P.L. 115-97), making major changes to the Federal Internal Revenue Code, most of which are effective in the 2018 tax year. The new Federal tax law makes extensive changes to Federal personal income taxes, corporate income taxes, and estate taxes.

The State’s income tax system interacts with the Federal system in numerous ways. The changes to the Federal tax code will have significant flow-through effects on state tax burdens and state tax receipts. From the standpoint of individual New York State taxpayers, one of the most onerous provisions in the TCJA is a new $10,000 limit on the deductibility of State and Local Tax (SALT) payments, effective for tax year 2018. The TCJA’s SALT deduction limit represents a large increase in the State’s effective tax rate relative to historical experience, and may adversely affect New York’s economic competitiveness.

DOB and the Department of Taxation and Finance (DTF) estimate that the SALT deduction limit raises Federal tax liability for New York taxpayers by $14.3 billion for tax year 2018, relative to what taxpayers would have paid absent the limitation. Over the course of the eight years the SALT deduction limit is scheduled to be in effect, the State estimates that resident taxpayers who itemize at the Federal level for each year through 2025 will collectively pay an additional $121 billion in Federal taxes relative to what they would have paid absent the SALT deduction limit.

Moreover, the TCJA contains numerous provisions that may adversely affect residential real estate prices in New York State and elsewhere, of which the SALT deduction limit is the most significant. A loss of wealth associated with a decline in home prices could have a statistically significant impact on household spending in the State through the wealth effect, whereby consumers perceive the rise and fall of the value of an asset, such as a home, as a corresponding increase or decline in income, causing them to alter their spending practices. Reductions in household spending by New York residents, if they were to occur, would be expected to result in lower sales for the State’s businesses, which, in turn, would cause further reductions in economic activity and employment. Lastly, falling home prices could result in homeowners delaying the sale of their homes. The combined impact of lower home prices and fewer sales transactions could result in lower real estate transfer tax collections.

In sum, the Federal tax law changes may intensify migration pressures and erode the value of home prices, thereby posing risks to the State’s tax base.

State Response to Federal Tax Law Changes

The FY 2019 Enacted Budget includes State tax reforms intended to mitigate issues arising from the Federal law, including decoupling many State tax provisions from the Federal changes, the creation of an optional payroll tax program, and the establishment of a new State charitable giving vehicle, all of which are described below. The State is evaluating other tax law changes in response to the TCJA, including the feasibility of an unincorporated business tax.

On July 17, 2018, the State, joined by Connecticut, Maryland, and New Jersey, filed a lawsuit intended to protect New York taxpayers from the new Federal limit on the SALT deduction. The lawsuit argues that the new SALT limit was enacted to target New York and similarly situated states, that it interferes with state’s rights to make their own fiscal decisions, and that it will disproportionately harm taxpayers in these states.

Decoupling From Federal Tax Code

The State tax code is closely aligned in many respects with the Federal tax code. The FY 2019 Enacted Budget includes legislation that decouples the State tax code from the Federal tax code, where appropriate, to minimize roughly $1 billion in State tax increases that would otherwise have been the result of the Federal tax changes. Those decoupled Federal changes, which would have affected the General Fund budget gaps projected in FY 2020 and beyond, include:

•

Federal Limit on SALT Deduction. The TCJA capped the itemized deductions for SALT at $10,000. The State tax code is updated to decouple from this limit, preventing a State tax increase from the linkage of this Federal limit to State income tax returns.

•	Federal Changes and Eliminations to Certain Deductions. The State decoupled from new Federal limits on other deductions.

•

Temporary Federal Medical Expense Deduction Increase. Federal changes impose a two-year increase in the itemized medical expense deduction, thereby lowering taxpayer liability. The State has not changed its tax code.

•	Child Tax Credit. Federal law changes the value of, and eligibility for, the child tax credit. The Empire State Child Tax Credit program will remain unchanged.

•

New York Single Filer Standard Deduction. The Federal repeal of personal exemptions would have eliminated the ability of New York single-filer taxpayers to claim the standard deduction on their State tax returns. The FY 2019 Enacted Budget includes legislation to address this issue. Absent this legislation, New York State taxpayers would have been subject to an annual State tax increase of $840 million, beginning in FY 2020.

Employer Compensation Expense Program (ECEP)

Under legislation approved with the FY 2019 Enacted Budget, employers may opt in to a new ECEP, which is intended to mitigate the tax burden for employees affected by the SALT deduction limit. While the TCJA limits deductibility for individuals, it does not cap deductibility for ordinary and necessary business expenses paid or incurred by employers in carrying on a trade or business.

Employers that elect to participate in the ECEP program would be subject to a 5 percent State tax on all annual payroll expenses in excess of $40,000 per employee, phased in over three years beginning on January 1, 2019 as follows: 1.5 percent in tax year 2019, 3 percent in 2020, and 5 percent in 2021. Employers must elect to participate in the ECEP for the upcoming tax year by December 1 of the preceding calendar year, with the first annual election due by December 1, 2018 for the tax year beginning on January 1, 2019.

The ECEP is intended to be revenue neutral, with any decrease in New York State PIT receipts expected to be offset by a comparable increase in ECEP revenue. Remittance of ECEP revenue to the State is expected to occur on the same schedule as PIT withholdings, with remittances starting in the fourth quarter of FY 2019. A new State PIT credit will be available to employees whose wages are subject to the tax; any decrease in New York State PIT receipts is expected to be offset by a comparable increase in ECEP revenue because the formula used to calculate the State PIT credit corresponds in value to the ECEP.

DOB expects to include information on actual ECEP participation by the third quarterly update to the Enacted Budget Financial Plan, as information on employer elections becomes available.

State Charitable Gifts Trust Fund

The FY 2019 Enacted Budget authorizes the creation of a new State Charitable Gifts Trust Fund, which will accept gifts, starting in tax year 2018, for the purposes of improving health care and education in New York State. Taxpayers who itemize deductions may claim these charitable gifts as deductions on their Federal and State income tax returns. Any taxpayer making a donation may also claim a State tax credit equal to 85 percent of the donation amount for the tax year after the donation is made. State PIT receipts will be reduced by the State tax deduction and 85 percent tax credit.5 Amounts on deposit in the Charitable Gifts Trust

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The FY 2019 Enacted Budget also provides that the SUNY Research Foundation, the CUNY Research Foundation, and Health Research, Inc. may accept up to $10 million each in charitable gifts on an annual basis. State PIT receipts will also be reduced by the State tax deduction and an 85 percent credit for those donations that will be available beginning in tax year 2019.

Fund at the close of calendar year 2018 are expected to be appropriated for authorized purposes in the FY 2020 Budget. To date, the State has received $93 million in charitable gifts that have been deposited to the Charitable Gifts Trust Fund for healthcare and education ($57 million and $35 million, respectively).

Impact of Tax Law Changes on PIT Revenue Bonds

To offset the potential reduction in the level of New York State PIT receipts resulting from activity of the ECEP and the State Charitable Gifts Trust Fund, the FY 2019 Enacted Budget amends the State Finance Law provisions creating the Revenue Bond Tax Fund to increase the percentage of New York State PIT receipts required to be deposited upon receipt in the Revenue Bond Tax Fund from 25 percent to 50 percent. In addition, the legislation that created the ECEP requires that 50 percent of ECEP receipts received by the State be deposited to the Revenue Bond Tax Fund. These changes became effective April 1, 2018.

The amendments also increase the amount of all New York State PIT receipts collected from payroll withholding and ECEP receipts that must be deposited in the Revenue Bond Tax Fund in the event that (a) the State Legislature fails to appropriate amounts required to make all debt service payments on State PIT Revenue Bonds or (b) having been appropriated and set aside pursuant to a certificate of the Director of the Budget, debt service payments and other cash requirements under the Financing Agreement have not been made when due on the State PIT Revenue Bonds. Under prior law, New York State PIT receipts from payroll withholding were to be deposited to the Revenue Bond Tax Fund until amounts on deposit in the Revenue Bond Tax Fund equaled the greater of 25 percent of annual New York State PIT receipts or $6 billion. Under the new law, New York State PIT receipts and ECEP receipts will be deposited to the Revenue Bond Tax Fund until amounts on deposit in the Revenue Bond Tax Fund equal the greater of 40 percent of the aggregate of annual New York State PIT receipts and ECEP receipts or $12 billion.

Donations to the Charitable Gifts Trust Fund could reduce State PIT receipts by nearly one dollar for every dollar donated. Accordingly, the amount of donations to the State Charitable Gifts Trust Fund is the principal direct risk to the amount of New York State PIT receipts deposited to the Revenue Bond Tax Fund under the tax law changes enacted by the State as part of the FY 2019 Enacted Budget. To address this risk, the State increased the amount of PIT receipts deposited into the Revenue Bond Tax Fund from 25 percent to 50 percent.

DOB and DTF have prepared a calculation of the maximum amount of charitable donations to the State Charitable Gifts Trust Fund that could occur annually under varying assumptions. The calculation of this ceiling is intended as a stress test on State PIT receipts that may flow to the Revenue Bond Tax Fund under different levels of assumed taxpayer participation. It should not, under any circumstances, be viewed either as an estimate or projection of likely donations. The factors that may influence donation activity are complex and include, but are not limited to, possible statements, actions, or interpretive guidance by the IRS or other governmental actors relating to the deductibility of such donations; the liquidity position, risk tolerance, and knowledge of individual taxpayers; advice or guidance of tax advisors or other professionals; changes in general economic conditions; adoption of similar trusts in other states; and tax reciprocity agreements among states.

The ceiling on the amount of potential donations is calculated to be in the range of $28 billion annually, on average (2018 through 2022).6 The calculation of the ceiling assumes that every resident taxpayer who has an incentive to donate will do so, and such donations will be equal to the total value of each resident taxpayer’s SALT payments less the value of the $10,000 Federal SALT deduction limit, up to the value of the taxpayer’s total State tax liability. The calculation is dependent on several assumptions concerning the number of itemized filers. It relies on the most recent personal income tax population study file (2016), as trended forward, as well as the impact of the TCJA and State law changes on the number and distribution of itemized and standardized filers. The calculation also assumes that (i) no further changes in Federal tax law occur, and (ii) DOB projections of the level of State taxpayer liability for the forecast period as set forth in the Enacted Budget Financial Plan are materially accurate.

In general, assumptions made regarding taxpayer behavior were intended to maximize the calculated impact of charitable giving on PIT receipts in each year. After these adjustments and with inclusion of ECEP revenues, receipts to the Revenue Bond Tax Fund are projected to remain above the level of receipts that would have been expected under statutes effective prior to April 2018, even assuming a maximum taxpayer participation scenario.

The DOB and DTF calculation of the projected ceiling on the amount of donations is necessarily based on many assumptions that may change materially over time. While DOB believes that these factors can be expected to constrain donation activity, there can

[6]	The calculation of maximum potential donations is based on current law, including the scheduled reversion of the top PIT rate from 8.82 percent to 6.85 percent starting in tax year 2020.

be no assurance that, under conditions of maximum participation, the amount of annual charitable gifts will not reduce the level of PIT receipts deposited into the Revenue Bond Tax Fund below the levels projected in the FY 2019 Executive Budget Financial Plan, as amended. If that were to occur, it is DOB’s expectation that changes to the tax law would be recommended to further increase the percentage of PIT receipts deposited into the Revenue Bond Tax Fund.

Accordingly, although the calculation of a maximum amount of charitable donations to the State Charitable Gifts Trust Fund reflect DOB’s and DTF’s current best judgment and estimates, such amount may be higher.

IRS Guidance

On August 23, 2018, the IRS issued proposed regulations — IRS REG-112176-18 — that seek to provide new rules governing the availability of Federal income tax deductions for charitable contributions when a taxpayer receives or expects to receive a state or local tax credit for such charitable contributions. In the case of state tax credits received by a taxpayer making a charitable contribution, the proposed regulations would require the taxpayer to reduce the Federal income tax deduction by the amount of the state tax credit received for such charitable contribution; provided, however, this rule would not apply if the value of the state tax credit to be received does not exceed 15 percent of the charitable contribution. If finalized, the effective date of these proposed regulations would be August 27, 2018. The Treasury Department and the IRS have collected comments from the general public on these proposed regulations and held a public hearing on November 5, 2018. Based on its review of the proposed regulations, DOB anticipates that if the proposed regulations are adopted in their current form, then contributions to the State Charitable Gifts Trust Fund may decline. The proposed regulations, by their terms, do not impact the Federal tax reduction that DOB expects would result for certain taxpayers employed by entities that may enroll in the ECEP.

Implementation

The State developed the ECEP and Charitable Gifts Trust Fund based on a review of existing laws, regulations, and precedents. However, there can be no assurance that the IRS will allow taxes paid under the ECEP by an electing employer, or donations made by taxpayers to the Charitable Gifts Trust Fund, to be deductible for Federal tax purposes under current law and the TCJA. As noted above, the IRS has proposed regulations that would impair the ability of taxpayers to deduct donations to the Charitable Gifts Trust Fund from Federally taxable income while receiving State tax credits for such donations.

The FY 2019 Enacted Budget allows taxpayers to claim reimbursement from the State for interest on underpayments of Federal tax liability for the 2019, 2020 and 2021 tax years if the underpayments arise from reliance on amendments to State tax law enacted in 2018. To receive reimbursement, taxpayers are required to submit their reimbursement claims to DTF within 60 days of making an interest payment to the IRS.

There could be a material expense to the State if taxpayer participation in the ECEP and Charitable Gifts initiatives for the 2019, 2020 and 2021 tax years results in Federal determinations of underpayment of Federal income tax. Any cost to the Updated Financial Plan from State reimbursement of interest charges would occur in FY 2021 at the earliest, for determinations on 2019 tax payments due in April 2020, or thereafter

The Updated Financial Plan does not include any estimate of the magnitude of the possible interest expense to the State, which depends on several factors, including: rates of participation in the ECEP; the magnitude of donations to the State Charitable Gifts Trust Fund; the amount of determinations of underpayment attributable to reliance on other changes in State tax law made in 2018; the amount of time between the due date of the return and the date any Federal determination is issued; the interest rate applied; and the frequency at which taxpayers submit timely reimbursement claims to the State. Interest on unpaid Federal tax generally accrues from the due date of the return until the date of payment in full. Under current Federal law, the interest rate is determined quarterly and is the Federal short-term rate plus 3 percent, compounded daily.

Enacted Budget Financial Plan.

The General Fund is affected by two fund reclassifications approved in the FY 2019 Enacted Budget. The changes have no net impact on General Fund operations, but change the reporting of receipts and disbursements in total and among spending categories.

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Mental Hygiene Fund Reclassification. Spending from two State Special Revenue Fund accounts, the Mental Hygiene Program Fund and Patient Income Account, is reclassified to the General Fund to improve reporting transparency by eliminating large transfers between funds. The reclassification moves local assistance and operations spending, as well as the supporting revenue, into the General Fund, and eliminates transfers from the General Fund to the two Mental Hygiene State Special Revenue Fund accounts. In addition, roughly $1.4 billion of fringe benefit spending associated with Mental Hygiene agencies will move from the respective agencies to the central General State Charges (GSCs) budget.

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DOT/DMV Operating Cost Reclassification. Certain DOT and DMV operating costs related to snow and ice removal, bus, truck and rail inspection, and DMV regulatory activities are reclassified from the DHBTF to the General Fund. In the General Fund, the increased operating spending is offset by an identical reduction in the transfer to the DHBTF. The reclassification is intended to align operating and capital functions with their revenue sources.

The reclassifications affect the comparability of FY 2018 results to FY 2019 estimates. In addition, General Fund receipts and disbursements continue to be affected by the receipt and use of Extraordinary Monetary Settlements. Unless otherwise noted, the discussions of receipts and disbursements that follow exclude (a) the receipts and use of Extraordinary Monetary Settlements and (b) the fund reclassifications for mental hygiene activity and the DHBTF that take effect in FY 2019.

Receipts.

General Fund receipts, including transfers from other funds, are projected to total $71.3 billion in FY 2019, an increase of $694 million (1.0 percent) from FY 2018 results. The annual change is impacted by the shift of an estimated $1.9 billion of receipts from FY 2019 into FY 2018 due to the TCJA and the payment of $500 million in additional PIT refunds in the last quarter of FY 2018. Excluding these shifts, the total receipts increase is $4.0 billion or 5.8 percent.

General Fund PIT receipts, including transfers after payment of debt service on State PIT Revenue Bonds, are expected to total $46.4 billion, an annual decrease of $580 million. Excluding the shifts described above, the underlying PIT growth of roughly 6.0 percent is consistent with forecasted economic growth and revisions based on April 2018 results.

General Fund consumption/use tax receipts, including transfers after payment of debt service on Local Government Assistance Corporation (LGAC) and Sales Tax Revenue Bonds, are estimated to total $13.4 billion, an annual increase of $207 million (1.6 percent). This reflects projected growth in disposable income and taxable consumption.

General Fund business tax receipts are estimated at $5.6 billion, an increase of $710 million (14.4 percent). This growth is due to projected increases in corporate profits and new for-profit insurance providers subject to a premium insurance tax.

Other tax receipts to the General Fund are expected to total $2.0 billion including transfers after payment of debt service on Clean Water/Clean Air (CW/CA) bonds, a decrease of $221 million (9.7 percent), reflecting a return to an average number of estate tax payments exceeding $25 million.

Non-tax receipts are estimated at $3.9 billion, an increase of $578 million. The growth is mainly due to the expected transfer of resources from the Health Care Transformation Fund.

General Fund receipts are affected by the deposit of dedicated taxes in other funds for debt service and other purposes, the transfer of balances between funds of the State, and other factors.

Disbursements.

General Fund disbursements, including transfers to other funds, are expected to total $73.6 billion in FY 2019, an annual increase of $4.3 billion (6.2 percent) from FY 2018 results.

Local assistance grants are expected to total $49.3 billion in FY 2019, an annual increase of $3.2 billion (7.0 percent). The largest increases include $1.0 billion for School Aid (on a State fiscal year basis) and $971 million for Medicaid.

General Fund disbursements for agency operations, including fringe benefits and fixed costs, are expected to total $14.8 billion, an annual increase of $979 million (7.1 percent). Personal and nonpersonal service costs increase $685 million from FY 2018, reflecting increased personal service costs driven by labor agreements. Fringe benefit costs associated with State employees, including retiree health insurance costs, are expected to increase by $294 million (5.3 percent), mainly due to negotiated rate increases reflecting medical cost inflation and current enrollment levels. The State’s costs for Workers’ Compensation are expected to increase by $174 million, due to underlying growth in the average weekly wage benefit and medical costs ($69 million), as well as a reduction in other resources available to offset costs ($105 million).

General Fund transfers to other funds are estimated to total $9.6 billion, an increase of $104 million. The increase is mainly due to transfers for capital projects (excluding transfers funded with Extraordinary Monetary Settlements), reflecting the timing of General Fund capital reimbursements from bond proceeds.

General Fund disbursements are affected by the level of financing sources available in other funds, transfers of balances between funds of the State, and other factors that may change from year to year.

Closing Balance for FY 2019.

DOB projects that the State will end FY 2019 with a General Fund cash balance of $6.5 billion, a decrease of $3.0 billion from FY 2018. The General Fund closing balance, excluding Extraordinary Monetary Settlements, is estimated at $2.5 billion, or $1.9 billion lower than the closing balance at the end of FY 2018. The change is due almost entirely to the expected use of the $1.9 billion in cash received in FY 2018 attributed to taxpayer behavior, principally the acceleration of tax payments in response to the Federal limit on SALT deductibility, which became effective January 1, 2018.

Balances in the State’s principal “rainy day” reserves, the Tax Stabilization Reserve and the Rainy Day Reserve, are expected to remain unchanged at $1.8 billion. The Updated Financial Plan continues to maintain a reserve of $500 million for debt management purposes. DOB will decide on the use of these funds based on market conditions, financial plan needs, and other factors.

The balance from Extraordinary Monetary Settlements is expected to total $3.9 billion at the close of FY 2019, a decrease of $1.1 billion from FY 2018. The anticipated decrease reflects the use of Extraordinary Monetary Settlements to fund activities appropriated from other funds ($937 million); the MTA Subway Action Plan ($194 million); and general operations ($383 million), partly offset by the receipt of settlement payments to date in FY 2019 ($518 million less $75 million retained by the Department of Law in other funds).

Cash Flow.

State Finance Law authorizes the General Fund to borrow money temporarily from available funds held in the Short-Term Investment Pool (STIP). Money may be borrowed for up to four months, or until the end of the fiscal year, whichever period is shorter. The State last used this authorization in April 2011 when the General Fund needed to borrow funds from STIP for a period of five days. The amount of resources that can be borrowed by the General Fund is limited to the available balances in STIP, as determined by the State Comptroller. Available balances include money in State’s governmental funds and a relatively small amount of other money belonging to the State. Several accounts in Debt Service Funds and Capital Projects Funds that are part of All Governmental Funds are excluded from the balances deemed available in STIP. These excluded funds consist of bond proceeds and money obligated for debt service payments.

DOB expects that the State will have sufficient liquidity in FY 2019 to make all planned payments as they become due without having to temporarily borrow from STIP. The State continues to reserve money on a quarterly basis for debt service payments financed with General Fund resources. Money to pay debt service on bonds secured by dedicated receipts, including PIT bonds and Sales Tax bonds, continues to be set aside as required by law and bond covenants.

Extraordinary Monetary Settlements.

From the beginning of FY 2015 through June 2018, DOB calculates that the State has received a total of $11.2 billion in Extraordinary Monetary Settlements for violations of State laws by major financial and other institutions.

Since the Enacted Budget Financial Plan, the State has received $335 million in monetary settlement payments from firms that have engaged in conduct that violates New York State laws and regulations. These settlement payments will be held in reserve, consistent with treatment of other settlements. Extraordinary Monetary Settlements held in the General Fund are expected to total $3.95 billion at the close of FY 2019, of which $411 million has not been designated for specific purposes.

In addition, Wells Fargo & Company (“Wells Fargo”) has paid a $65 million penalty pursuant to an October 18, 2018 Settlement Agreement between Wells Fargo and the Office of the Attorney General. This Settlement Agreement pertains to Wells Fargo’s representations to investors regarding its cross-selling business model and publicly reported cross-sell metrics. This Extraordinary Monetary Settlement has not been reflected in the Updated Financial Plan.

A total of $10.8 billion in Extraordinary Monetary Settlements has been allocated to date. The remaining balance of $411 million remains unallocated. A total of $7.8 billion of Extraordinary Monetary Settlement receipts has been, or is expected to be, used to finance various spending from capital appropriations, including operating activities associated with the maintenance, protection, preservation, and operation of capital assets. Another $2.9 billion has been, or is expected to be, used for other purposes, including resolution of certain matters such as Office for People with Developmental Disabilities (OPWDD) Federal disallowances in FY 2016, retroactive labor costs, General Fund operations, one-time litigation payments to CSX Transportation, Inc. (CSX), and costs of the Department of Law’s Litigation Services Bureau.

The Updated Financial Plan reflects use of previously unallocated Extraordinary Monetary Settlements to support:

•	General Fund Operations ($383 million). Consistent with prior years, the Updated Financial Plan reflects the use of funds not appropriated for other purposes.

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MTA Subsidy ($194 million). Additional support will be provided to the MTA for its operations in FY 2019 as part of the State’s commitment to fund 50 percent of the MTA’s New York City Subway Action Plan.

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Health Care Capital Grants ($125 million). An additional $525 million will be provided to the Health Care Facility Transformation Program, of which $125 million will be funded from Extraordinary Monetary Settlements over a multi-year period.

Special Considerations.

The Updated Financial Plan is subject to complex economic, social, financial, political, and environmental risks and uncertainties, many of which are outside the ability of the State to control. DOB believes that the projections of receipts and disbursements in the Updated Financial Plan are based on reasonable assumptions, but there can be no assurance that actual results will not differ materially and adversely from these projections. For instance, actual receipts collections have fallen substantially below the levels forecasted in certain fiscal years. In addition, certain projections contained in the Enacted Budget Financial Plan are based on the assumption that annual growth in State Operating Funds spending will be limited to 2 percent in FY 2020, FY 2021, and FY 2022, and that all savings that result from the 2 percent spending growth benchmark will be made available to the General Fund.

DOB routinely executes cash management actions to manage the State’s large and complex budget. These actions are intended for a variety of purposes that include improving the State’s cash flow, managing resources within and across State fiscal years, assisting in the adherence to spending targets and better positioning the State to address future risks and unanticipated costs, such as economic downturns, unexpected revenue deterioration and unplanned expenditures. As such, the State regularly makes certain payments above those initially planned to maintain budget flexibility. All payments made above the planned amount are reflected in the year they occur and adhere to the limit of the State’s 2 percent spending growth benchmark.

The Updated Financial Plan is based on numerous assumptions, including the condition of the State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impacts of: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil and gas supplies and oil and gas prices; major terrorist events, hostilities or war; climate change and extreme weather events; cybersecurity threats; Federal statutory and regulatory changes concerning financial sector activities; Federal tax law; changes to Federal programs; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments, which may adversely affect bonus income and capital gains realizations; tech industry developments and employment; the effect of household debt on consumer spending and State tax collections; and the outcomes of litigation and other claims affecting the State.

The Updated Financial Plan is subject to various uncertainties and contingencies relating to: wage and benefit increases for State employees that exceed projected annual costs; changes in the size of the State’s workforce; the realization of the projected rate of return for pension fund assets, and current assumptions with respect to wages for State employees affecting the State’s required pension fund contributions; the willingness and ability of the Federal government to provide the aid projected in the Updated Financial Plan; the ability of the State to implement cost reduction initiatives, including reductions in State agency operations, and the success with which the State controls expenditures; and the ability of the State and its public authorities to issue securities successfully in the public credit markets. The projections and assumptions contained in the Updated Financial Plan are subject to revisions which may result in substantial change. No assurance can be given that these estimates and projections, which depend in part upon actions the State expects to be taken but which are not within the State’s control, will be realized.

Budget Risks and Uncertainties. There can be no assurance that the State’s financial position will not change materially and adversely from current projections. If this were to occur, the State would be required to take additional gap-closing actions. Such actions may include, but are not limited to: reductions in State agency operations; delays or reductions in payments to local governments or other recipients of State aid; delays in or suspension of capital maintenance and construction; extraordinary financing of operating expenses; use of non-recurring resources; or other measures. In some cases, the ability of the State to implement such actions requires the approval of the Legislature and cannot be implemented solely by action of the Governor.

The Updated Financial Plan projections for FYs 2020 to 2022 assume that School Aid and Medicaid disbursements will be limited to the annual growth in State personal income and the ten-year rolling average growth of the medical component of the consumer price index (CPI), respectively. However, since FY 2014, the State has annually authorized School Aid spending increases above the personal income growth index. In SY 2019, the Updated Financial Plan reflects a 3.6 percent School Aid increase, compared to 1.5 percent growth in the personal income growth index. the Updated Financial Plan reflects a School Aid increase of 3.6 percent. However, recently updated personal income growth data results in a 6.1 percent growth in the personal income growth index.

State law grants the Commissioner of Health certain powers and authority to maintain Medicaid spending levels assumed in the Updated Financial Plan. Over the past six years, DOH State Funds Medicaid spending levels have remained at or below indexed levels without requiring the Commissioner to exercise this authority. However, Medicaid program spending is sensitive to a number of factors including fluctuations in economic conditions, which may increase caseload, and changes in Federal aid, which could affect State health care spending. The Commissioner’s powers are intended to limit the rate of annual growth in DOH State Funds Medicaid spending to the levels estimated for the current fiscal year, through actions which may include reducing rates to providers. These actions may be dependent upon timely Federal approvals and other elements of the program that govern implementation. It should further be noted that the Medicaid Global Cap, which is indexed to historical CPI Medical trends, applies to State Operating Funds and, therefore, General Fund spending remains sensitive to revenue performance in the State’s HCRA fund. The HCRA fund finances approximately one-quarter of the State’s share of Medicaid costs.

The Updated Financial Plan forecast contains specific transaction risks and other uncertainties including, but not limited to: receipt of certain payments from public authorities; receipt of certain revenue sharing payments under the Tribal-State compact, including payments from the Seneca Nation7; receipt of miscellaneous revenues at the levels expected in the Updated Financial Plan; and achievement of cost-saving measures including, but not limited to, transfer of available fund balances to the General Fund at levels currently projected. Such risks and uncertainties, if they were to materialize, could adversely impact the Updated Financial Plan in current or future years.

The Updated Financial Plan also includes actions that affect the spending reported in the State Operating Funds basis of reporting, including (i) the realignment of certain operating costs to the capital budget to provide consistency in reporting across all agencies and a more accurate accounting of the overall capital budget; (ii) the payment of certain operating costs using available resources in accounts outside of the State Operating Funds basis of reporting; and (iii) the restructuring of the STAR program to a tax credit for consistency with the reporting of other State tax credits. If these and other transactions are not implemented as planned, annual spending growth in State Operating Funds would increase above current estimates.

In developing the Updated Financial Plan, DOB attempts to mitigate the financial risks from receipts volatility, litigation, and unexpected costs, with a particular emphasis on the General Fund. It does this by, among other things, exercising caution when calculating total General Fund disbursements and managing the accumulation of financial resources that can be used to offset new costs (including, but not limited to, fund balances not needed in a given year, acceleration of tax refunds above the level budgeted in a given year, and prepayment of expenses). There can be no assurance that such resources will be sufficient to address risks that may materialize in a given fiscal year.

Federal Funding. The State receives a substantial amount of Federal aid for health care, education, transportation, and other governmental purposes, as well as Federal funding to respond to, and recover from, severe weather events and other disasters Many of the policies that drive this Federal aid may be subject to change under the Trump Administration and the current Congress. Current Federal aid projections, and the assumptions on which they rely, are subject to revision as a result of changes in Federal policy. Actions by the Federal government, including the TCJA, pose a heightened risk to State finances. Enactment of

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The Seneca Nation has withheld payments to the State that were expected in FY 2018 and FY 2019 (between April 1, 2017 and September 30, 2019)0. The State and Seneca Nation are currently in the arbitration process. The Updated Financial Plan assumes successful resolution by the end of FY 2019.

Federal tax law changes is currently projected to add $1.9 trillion to the Federal deficit over the next ten years, increasing the likelihood that Congress will seek material cuts in Federal aid programs or impose new barriers to the receipt of Federal aid by families and individuals.

In addition, the Updated Financial Plan may also be adversely affected by other Federal government actions, including audits, disallowances, and changes to Federal participation rates or other Medicaid rules. For instance, the Updated Financial Plan includes reimbursement to the Federal government of $100 million annually through FY 2027 pursuant to a March 2015 agreement between the State and the Centers for Medicare and Medicaid Services (CMS). The agreement resolved a pending disallowance for FY 2011 and all related payment disputes for State-operated services prior to April 1, 2013, including home and community-based waiver services. Pursuant to the agreement, the State must adjust the Federal/State share of future Medicaid costs to reimburse the Federal government. The State used $850 million in Extraordinary Monetary Settlement payments, previously set aside for financial risks, to finance the initial repayment amount in FY 2016.

Given this uncertainty, the FY 2019 Enacted Budget included legislation to continue authorization for a process by which the State could manage any potentially significant reductions in Federal aid during FYs 2019 and 2020. Specifically, the legislation allows the Budget Director to prepare a plan for consideration by the Legislature if Federal policymakers (i) reduce Federal financial participation in Medicaid funding to New York State or its subdivisions by $850 million or more; or (ii) reduce Federal financial participation or other Federal aid funding to New York State that affects the State Operating Funds financial plan by $850 million or more, exclusive of any cuts to Medicaid. Each limit is triggered separately, and is not additive. The plan prepared by the Budget Director must equally and proportionally reduce appropriations and cash disbursements in the General Fund and State Special Revenue Funds. Upon receipt of the plan, the Legislature has 90 days to prepare its own corrective action plan, which may be adopted by concurrent resolution passed by both the Senate and Assembly. Otherwise, the plan submitted by the Budget Director takes effect automatically

Current Federal Aid. President Trump has proposed significant cuts to mandatory and discretionary domestic programs in Federal Fiscal Years (FFYs) 2018 and 2019. The proposed cuts for FFY 2018 were largely rejected by the Consolidated Appropriations Act of 2018, which was enacted in March 2018. Portions of the FFY 2019 budget are still under consideration by Congress. If the proposed cuts are adopted, it could reduce Federal aid to New York by billions of dollars.

The Budget Control Act (BCA) of 2011, which temporarily raised the debt limit, established discretionary spending caps on the Federal government through FFY 2021, and under certain conditions institutes automatic spending cuts for certain Federal funds on which the State relies. Discretionary Federal funding to the State could be reduced if these caps are not adjusted, suspended or eliminated. On February 9, 2018, the Federal government enacted legislation increasing the spending caps for FFYs 2018 and 2019, lessening the potential for significant spending cuts in discretionary domestic programs through FFY 2019.

Medicaid Disproportionate Share Hospital (DSH) Payments. Provisions within the Medicaid statute allow for a capped amount of payments to hospitals that treat a disproportionate number of Medicaid recipients. Changes made initially in the Affordable Care Act (ACA) to reduce the aggregate amount of Federal reimbursements for DSH payments came into effect with the start of FFY 2018, beginning October 1, 2017, but have since been delayed to FFY 2020 (beginning October 1, 2019) by Federal legislation enacted on February 9, 2018. The legislation also accelerates full implementation of the DSH cuts to begin in FFY 2021, in contrast to the previous multi-year phase-in. DOB estimates that if the changes do take effect as scheduled, New York will see the largest reduction among all states, costing the State billions of dollars in lost Federal DSH payments when fully phased in. DOB continues to monitor Federal Medicaid DSH payment policies.

Federal Health Care Policy. In 2017, the Federal government attempted to end the Basic Health Program (EP in New York State), the ACA’s Medicaid expansion, and to shift a larger share of growth in Medicaid costs to states by imposing per capita caps on Medicaid spending in lieu of Medicaid’s current open-ended entitlement. If these bills had been enacted into law, these policies would have had a substantial adverse impact on the Enacted Budget Financial Plan.

Additionally, the Trump Administration withheld Cost Sharing Reduction (CSR) payments, threatening low-cost health insurance coverage for income-eligible recipients purchasing Qualified Health Plan (QHP) or EP coverage through New York State of Health (NYSOH), New York’s official health plan marketplace. However, recent actions by the Trump Administration, in response to litigation brought by the State, will allow the State to recoup some of the withheld EP funding through changes to the reimbursement methodology. The Updated Financial Plan continues to reflect support for the EP program.

While Federal funding for the Children’s Health Insurance Program (CHIP) has been reauthorized through FFY 2027, it remains possible that other Federal changes could affect the State’s health care policies. DOB continues to monitor Federal health care policy.

Excise Tax on High-Cost Employer-Sponsored Health Coverage (“Cadillac Tax”). The Excise Tax on High-Cost Employer Sponsored Health Coverage is a 40 percent excise tax assessed on the portion of the premium for an employer-sponsored health insurance plan that exceeds a certain annual limit. The provision was initially included in the ACA to offset mandatory spending increases but has since been altered by intervening laws that delay the implementation of the tax until 2022. Regulations from the IRS have yet to be published. DOB has no current estimate as to the potential impact to the Enacted Budget Financial Plan from this Federal excise tax.

Medicaid Redesign Team (“MRT”) Medicaid Waiver. The Federal Centers for Medicare & Medicaid Services (CMS) and the State have reached an agreement authorizing up to $8 billion in new Federal funding over several years to transform New York’s health care system and ensure access to quality care for all Medicaid beneficiaries. This funding, provided through an amendment to the State’s Partnership Plan 1115 Medicaid waiver, is divided among the Interim Access Assurance Fund (IAAF), the Delivery System Reform Incentive Payment (DSRIP) Program, Health Homes, and various other Medicaid redesign initiatives.

Since January 1, 2014, in accordance with provisions of the ACA, the State has been eligible for enhanced Federal Medical Assistance Percentage (FMAP) funding associated with childless adults. The DOH continues to work with the CMS, and to refine the eligibility data systems to draw the appropriate amount of enhanced FMAP funding. This reconciliation may result in a modification of payments to the State and local governments.

Federal Debt Limit. On February 9, 2018, the Federal government enacted legislation suspending the Federal debt limit through March 1, 2019, forestalling the possibility of a default by the Federal government until at least that time. A Federal government default on payments, particularly for a prolonged period, could have a materially adverse effect on the national and the State economies, financial markets, and intergovernmental aid payments. The specific effects on the Enacted Budget Financial Plan of a future Federal government default are unknown and impossible to predict. However, data from past economic downturns suggest that the State’s revenue loss could be substantial if the economy goes into a recession due to a Federal default.

A payment default by the United States may adversely affect the municipal bond market. Municipal issuers, as well as the State, could face higher borrowing costs and impaired market access. This would jeopardize planned capital investments in transportation infrastructure, higher education facilities, hazardous waste remediation, environmental projects, and economic development projects. Additionally, the market for and market value of outstanding municipal obligations, including municipal obligations of the State, could be adversely affected.

State Government Employment.

As of March 31, 2018, the State had approximately 181,600 FTE annual salaried employees funded from all funds including some part-time and temporary employees, independently-elected agencies and university systems, but excluding seasonal, legislative and judicial employees. The workforce is now substantially smaller than it was in 1990, when it peaked at approximately 230,000 positions. The State workforce is projected to total 182,728 positions at the end of FY 2019. The State workforce subject to direct Executive control is expected to total 118,868 full time equivalent positions at the end of FY 2019.

Status of Current Labor Negotiations. The State has multi-year labor agreements in place with the majority of its unionized workforce. The Civil Service Employees Association (CSEA) and DC-37 (Rent Regulation) employees have a five-year labor contract that provides annual salary increases of 2 percent for FYs 2017 through 2021 and additional compensation changes, offset by benefit design changes within NYSHIP and reductions in overtime costs.

On September 4, 2018, the United University Professions (UUP) ratified a six-year collective bargaining agreement that includes academic years 2017 through 2022. The agreement provides for a 2 percent general salary increase in each year of the contract, and additional compensation changes, which are partly offset by benefit design changes within NYSHIP. The cost of the agreement (approximately $225 million in FY 2019) has been included in the Updated Financial Plan and is primarily funded by SUNY with the exception of the related fringe benefit costs, which are paid by the State.

On October 10, 2018, the Police Benevolent Association of the New York State Troopers (NYSTPBA) ratified a five-year collective bargaining agreement for FY 2019 through FY 2023. The agreement provides for a 2 percent annual general salary increase in each year of the contract and additional compensation changes, which are partly offset by changes to health insurance benefit design within NYSHIP, similar to UUP and CSEA. The cost of this agreement is expected to be offset by agency management plan savings, consistent with past practice.

Employees represented by the Public Employees Federation (PEF) and the Graduate Student Employees Union (GSEU) have a three-year collective bargaining agreement providing 2 percent annual salary increases in FYs 2017 through 2019. Salary increases provided to PEF and GSEU employees have also been extended to Management/Confidential (M/C) employees.

The State is in negotiations with all other employee unions whose contracts concluded in previous fiscal years, including the New York State Police Investigators Association (NYSPIA), Council 82 and the New York State Correctional Officers and Police Benevolent Association (NYSCOPBA) following the March 2017 membership rejection of a tentative collective bargaining agreement on a five-year labor contract through FY 2021.8 Negotiations also continue with the Police Benevolent Association of New York State (PBANYS), whose contract expired at the end of FY 2015.

The Judiciary has reached agreements with all 12 unions represented within its workforce. The contract periods are as follows: FY 2018 to FY 2020 for CSEA, FY 2012 to FY 2019 for Court Officers Benevolent Association of Nassau County (COBANC), FY 2012 to FY 2021 for the NYS Supreme Court Officers Association, the NYS Court Officers Association and the Court Clerks Association, and FY 2017 to FY 2019 for seven other unions.

State Retirement System. The System provides pension benefits to public employees of the State and its localities (except employees of New York City, and public school teachers and administrators, who are covered by separate plans). State employees made up about 33 percent of the membership as of March 31, 2018. There were 3,044 other public employers participating in the System, including all cities and counties (except New York City), most towns, villages and school districts (with respect to non- teaching employees), and many public authorities.

As of March 31, 2018, 652,030 persons were members of the System and 470,596 pensioners or beneficiaries were receiving pension benefits. Article 5, section 7 of the State Constitution considers membership in any State pension or retirement system to be “a contractual relationship, the benefits of which shall not be diminished or impaired.”

The State Comptroller is the administrative head of New York State and Local Retirement System (NYSLRS) and the trustee and custodian of the Common Retirement Fund (CRF), a trust created pursuant to the Retirement and Social Security Law to hold the System’s assets, and, as such, is responsible for investing the assets of the System.

The State makes annual contributions to the NYSLRS for employees in the New York State and Local Employees’ Retirement System (ERS) and the New York State and Local Police and Fire Retirement System (PFRS). All projections are based on projected market returns and numerous actuarial assumptions which, if unrealized, could change these projections materially.

During FY 2016, the NYSLRS updated its actuarial assumptions based on the results of the 2015 five-year experience study. In September 2015, NYSLRS announced that employer contribution rates would decrease beginning in FY 2017 and the assumed rate of return would be lowered from 7.5 percent to 7 percent. The salary scale assumptions were also changed for ERS the scale was reduced from 4.9 percent to 3.8 percent and for PFRS the scale was reduced from 6.0 percent to 4.5 percent. During FY 2019, salary scale assumptions were further changed via a one-time 10 percent increase for both ERS and PFRS, to be reflected in FY 2020 contribution rates.

In order to protect employers from potentially volatile contributions tied directly to the value of the System’s assets held by the CRF, the System utilizes a multi-year smoothing procedure. One of the factors used by the System’s Actuary to calculate employer contribution requirements is the assumed investment rate of return, which is currently 7.0 percent.9 The current actuarial smoothing method recognizes unexpected annual gains and losses (returns above or below the assumed investment rate of return) over a 5-year period.

[8]

The five-year collective bargaining agreement with NYSCOPBA that was not ratified would have provided for annual 2 percent general salary increases through FY 2021, and differentials typically received within the law enforcement community (e.g., Hazardous Duty Pay), the costs of which were offset by benefit design changes within NYSHIP and reductions in overtime costs.

[9]

During 2015, the Retirement System’s Actuary conducted the statutorily required quinquennial actual experience study of economic and demographic assumptions. The assumed investment rate of return is an influential factor in calculating employer contribution rates. In addition, the Chief Investment Officer conducted an asset allocation study. The resulting asset allocation and long-term asset allocation policy informed the Actuary’s recommendation regarding the revision of the investment rate of return (discount rate). In September 2015, the Comptroller announced the assumed rate of return for NYSLRS would be lowered from 7.5 percent to 7 percent. The 7 percent rate of return has been used to determine employer contribution rates in FYs 2017 through 2020.

The amount of future annual employer contribution rates will depend, in part, on the value of the assets held by the CRF as of each April 1, as well as on the present value of the anticipated benefits to be paid by the System as of each April 1. Contribution rates for FY 2020 were released in August 2018. The average ERS rate decreased by 0.3 percent from 14.9 percent of salary in FY 2019 to 14.6 percent of salary in FY 2020, while the average PFRS rate in FY 2020 will remain at 23.5 percent of payroll, the same rate as in FY 2019.

The System assets are held by the CRF for the exclusive benefit of members, pensioners and beneficiaries. Investments for the System are made by the State Comptroller as trustee of the CRF. The System reports that the net position restricted for pension benefits as of March 31, 2018 was $212.1 billion (including $5.2 billion in receivables, which consist of employer contributions, amortized amounts, member contributions, member loans, accrued interest and dividends, investment sales and other miscellaneous receivables), an increase of $14.5 billion or 7.3 percent from the FY 2017 level of $197.6 billion. The increase in net position restricted for pension benefits from FY 2017 to FY 2018 reflects, in large part, equity market performance.10 The System’s audited Financial Statement reports a time-weighted investment rate of return of 11.35 percent (gross rate of return before the deduction of certain fees) for FY 2018.

The System reports that the present value of anticipated benefits for current members, retirees, and beneficiaries increased to $251.4 billion (including $127.8 billion for retirees and beneficiaries) as of April 1, 2018, up from $240.7 billion as of April 1, 2017. The funding method used by the System anticipates that the plan net position, plus future actuarially determined contributions, will be sufficient to pay for the anticipated benefits of current members, retirees and beneficiaries. The valuation used by the Retirement Systems Actuary was based on audited net position restricted for pension benefits as of March 31, 2018. Actuarially determined contributions are calculated using actuarial assets and the present value of anticipated benefits. Actuarial assets differed from plan net position on April 1, 2018 in that the determination of actuarial assets utilized a smoothing method that recognized 20 percent of the unexpected gain for FY 2018, 40 percent of the unexpected gain for FY 2017, 60 percent of the unexpected loss for FY 2016, and 80 percent of the unexpected loss for FY 2015. The asset valuation method smooths gains and losses based on the market value of all investments. Actuarial assets increased from $198.1 billion on April 1, 2017 to $206.7 billion on April 1, 2018.

The ratio of the fiduciary net position to the total pension liability for ERS, as of March 31, 2018, calculated by the System’s Actuary, was 98.2 percent. The ratio of the fiduciary net position to the total pension liability for PFRS, as of March 31, 2018, calculated by the System’s Actuary, was 96.9 percent.11

FY 2019 Projections. The State’s FY 2019 ERS/PFRS pension liability estimate of $2.2 billion is based on the most recent bill prepared by OSC as of October 2018. The estimate includes payment of $432 million towards the balance outstanding on prior-year deferrals (i.e., amortizations) and additional interest savings from paying the majority of the pension bill in April 2018. The State’s FY 2019 ERS/PFRS pension estimate was revised downward based on actual FY 2018 salary base (used to calculate the FY 2019 bill), which was lower than previously projected.

FY 2020 Projections. The preliminary FY 2020 ERS/PFRS pension liability estimate of $2.3 billion is impacted by FY 2018 investment returns of 11.4 percent, which was above the Comptroller’s assumed rate of return (7 percent). The estimate also reflects the impact of past investment performance and growth in the number of lower cost Tier 6 members. As a result, the average contribution rate for ERS will decrease from 14.9 percent to 14.6 percent of payroll, while the average contribution rate for PFRS will remain stable at 23.5 percent of payroll.

Outyear Projections. Pension estimates for FY 2021 and beyond, as projected by DOB, reflect growth in normal costs primarily based on the expectation that collective bargaining will result in continued salary increases and that investment returns will be below the actuarially assumed 7 percent rate of return in the near-to-mid-term.

[10]

On November 14, 2018, the State Comptroller released a statement indicating that the value of the System’s invested assets posted a 3.47 percent time-weighted rate of return (gross rate of return before the deduction of certain fees) for the three-month period ended September 30, 2018. This report reflects unaudited data for assets invested for the System. The value of invested assets changes daily.

[11]

The System previously disclosed a funded ratio in accordance with GASB Statements 25 and 27, which have been amended by GASB Statements 67 and 68. The GASB Statements 67 and 68 amendments had the effect, among other things, of no longer requiring the disclosure of a funded ratio. GASB now requires the disclosure of the ratio of the fiduciary net position to the total pension liability. This ratio is not called a funded ratio and is not directly comparable to the funded ratio disclosed in prior years.

Other Post-Employment Benefits. State employees become eligible for post-employment benefits (e.g., health insurance) if they reach retirement while working for the State and are enrolled in the New York State Health Insurance Program (“NYSHIP”), or are enrolled in the NYSHIP opt-out program at the time they reach retirement and have at least ten years of eligible service for NYSHIP benefits. The cost of providing post-retirement health insurance is shared between the State and the retired employee. Contributions are established by law and may be amended by the Legislature. The State pays its share of costs on a Pay-As-You-Go (“PAYGO”) basis as required by law.

In accordance with the GASB Statement 45, the State must perform an actuarial valuation every two years for purposes of calculating OPEB liabilities. As disclosed in Note 13 of the State’s Basic Financial Statements for FY 2018, the State’s Annual Required Contribution (ARC) represents the annual level of funding that, if set aside on an ongoing basis, is projected to cover normal costs each year and to amortize any unfunded liabilities of the plan over a period not to exceed 30 years. Amounts required but not actually set aside to pay for these benefits are accumulated, with interest, as part of the net OPEB obligation, after adjusting for amounts previously required.

As reported in the State’s Basic Financial Statements for FY 2018, the unfunded actuarial accrued liability for FY 2018 is $90.5 billion ($72.8 billion for the State and $17.7 billion for SUNY), an increase of $3.3 billion from FY 2017 (attributable entirely to SUNY). The unfunded actuarial accrued liability for FY 2018 used an actuarial valuation of OPEB liabilities as of April 1, 2016. These valuations were determined using the Frozen Entry Age actuarial cost method, and are amortized over an open period of 30 years using the level percentage of projected payroll amortization method. A significant portion of the annual growth in the State’s unfunded actuarial accrued liability is due to the reduction of the discount rate from 3.155 to 2.637 percent, calculated as the average STIP rate for the past 20 years at the time of valuation. The decline in the discount rate increases the present value of the projected benefit obligation.

The actuarially determined annual OPEB cost for FY 2018 totaled $5.5 billion ($4.3 billion for the State and $1.2 billion for SUNY), an increase of $1.3 billion from FY 2017 ($1.0 billion for the State and $264 million for SUNY). The actuarially-determined cost is calculated using the Frozen Entry Age actuarial cost method, allocating costs on a level percentage of earnings basis. The actuarially determined cost was $3.6 billion ($2.7 billion for the State and $878 million for SUNY) greater than the PAYGO required cash payments for retiree costs made by the State in FY 2018. This difference between the State’s PAYGO costs, and the actuarially-determined ARC under GASB Statement 45, reduced the State’s net asset condition at the end of FY 2018 by $3.6 billion.

GASB has no authority to require the additional costs to be funded on the State’s budgetary (cash) basis, and no additional funding is assumed for this purpose in the Updated Financial Plan. The State continues to fund these costs, along with all other employee health care expenses, on a PAYGO basis, meaning the State pays these costs as they become due.

There is no provision in the Updated Financial Plan to fund the ARC for OPEB. If the State began making a contribution, the additional cost above the PAYGO amounts would be lowered. However, it is not expected that the State will alter its current PAYGO funding practice.

The FY 2018 Enacted Budget included legislation creating a Retiree Health Benefit Trust Fund (the “Trust Fund”) that authorizes the State to reserve money for the payment of health benefits of retired employees and their dependents. Under the legislation, the State may deposit into the Trust Fund, in any given fiscal year, up to 0.5 percent of total then-current unfunded actuarial accrued OPEB liability. The Updated Financial Plan does not include any deposits to the Trust Fund.

The provisions of GASB Statement 75 (Accounting and Financial Reporting for Postemployment Benefits Other Than Pensions), which amends GASB Statement 45 and GASB Statement 57, is expected to be incorporated into the State’s FY 2019 Basic Financial Statements. The FY 2019 Basic Financial Statements are expected to be issued in July 2019. The GASB Statements, as amended by GASB Statement 75, alter the actuarial methods used to calculate OPEB liabilities, standardizes asset smoothing and discount rates, and require the unfunded net OPEB obligation to be reported by the State in its Statement of Net Position. Reporting the unfunded OPEB liability on the Statement of Net Position, rather than as a note to the Basic Financial Statements, is expected to significantly increase the State’s total long-term liabilities and show the State in a negative net position.

GASB Statement 75 is not expected to alter the Updated Financial Plan cash PAYGO projections for health insurance, as the DOB methodology for forecasting these costs over a multi-year period already incorporates factors and considerations consistent with the new actuarial methods and calculations required by the GASB Statement.

Litigation. Litigation against the State may include potential challenges to the constitutionality of various actions. The State may also be affected by adverse decisions that are the result of various lawsuits. Such adverse decisions may not meet the materiality threshold to warrant individual description but, in the aggregate, could still adversely affect the Updated Financial Plan.

Climate Change Adaptation. Climate change poses long-term threats to physical and biological systems. Potential hazards and risks related to climate change for the State include, among other things, rising sea levels, more severe coastal flooding and erosion hazards, and more intense storms. Storms in recent years, including Superstorm Sandy, Hurricane Irene, and Tropical Storm Lee, have demonstrated vulnerabilities in the State’s infrastructure (including mass transit systems, power transmission and distribution systems, and other critical lifelines) to extreme weather events including coastal flooding caused by storm surges. Climate change risks, if they materialize, can adversely impact the financial plan in current or future years. Significant long-term planning and investment by the Federal government, State, municipalities, and public utilities are expected to be needed to adapt existing infrastructure to climate change risks.

Participants in financial markets are acknowledging climate change risks. In June 2017, an industry-led Task Force on Climate-related Financial Disclosure convened by the Financial Stability Board (an international body which monitors the global financial system) published recommendations stating that climate risk affects most market sectors and that climate-related risk should be publicly disclosed to investors in annual financial filings. In November 2017, Moody’s Investors Service issued guidance to state and local governments that climate change is forecast to heighten exposure to economic losses, placing potential pressure on credit ratings. The Moody’s report identified rising sea levels and the effect on coastal infrastructure as the primary climate risk for the northeastern US region, including the State. These risks are heightened by population concentration in coastal counties.

The State continues to recover from the damage sustained during three powerful storms that crippled entire regions. In August 2011, Hurricane Irene disrupted power and caused extensive flooding to various State counties. In September 2011, Tropical Storm Lee caused flooding in additional State counties and, in some cases, exacerbated the damage caused by Hurricane Irene two weeks earlier. On October 29, 2012, Superstorm Sandy struck the East Coast, causing widespread infrastructure damage and economic losses to the greater New York region. The frequency and intensity of these storms present economic and financial risks to the State. Reimbursement claims for costs of the immediate response, recovery, and future mitigation efforts continue, largely supported by Federal funds. In January 2013, the Federal government approved approximately $60 billion in Federal disaster aid for general recovery, rebuilding, and mitigation activity nationwide. It is anticipated that the State, MTA, and State localities may receive approximately one-half of this amount for response, recovery, and mitigation costs. To date, a total of $17 billion has been committed to repairing impacted homes and businesses, restoring community services, and mitigating future storm risks across the State. There can be no assurance that all anticipated Federal disaster aid described above will be provided to the State and its affected entities over the coming years.

Cybersecurity. New York State government, like many other large public and private entities, relies on a large and complex technology environment to conduct its operations. As a recipient and provider of personal, private, or sensitive information, the State and its public corporations and municipalities face multiple cyber threats including, but not limited to, hacking, viruses, malware and other attacks on computer and other sensitive digital networks and systems. Entities or individuals may attempt to gain unauthorized access to the State’s digital systems for the purposes of misappropriating assets or information or causing operational disruption and damage. To mitigate the risk of business operations impact and/or damage from cyber incidents or cyber-attacks, the State invests in multiple forms of cybersecurity and operational controls. The State’s Chief Information Security Office (CISO) within the State’s Office of Information Technology Services (ITS) maintains comprehensive policies and standards, programs, and services relating to the security of State government networks and geographic information systems, and annually assesses the implementation of security policies and standards to ensure compliance through the Nationwide Cyber Security Review. In addition, the CISO maintains the New York State Cyber Command Center team and hotline, which provides a security operations center, digital forensics capabilities, and related procedures for cyber incident reporting and response, distributes real-time advisories and alerts, provides managed security services, and implements statewide information security training and exercises for State and local government. While controls are routinely reviewed and tested, no assurances can be given that such security and operational control measures will be completely successful at guarding against cyber threats and attacks. The results of any such attack could impact business operations and/or damage State digital networks and systems, and the costs of remedying any such damage could be substantial.

The State has also adopted regulations designed to protect the financial services industry from cyberattacks. Banks, insurance companies and other covered entities regulated by DFS are, unless eligible for limited exemptions, required to (i) maintain a cyber security program, (ii) create written cybersecurity policies and perform risk assessments, (iii) designate a Chief Information Security

Officer with responsibility to oversee the cybersecurity program, (iv) annually certify compliance with the cybersecurity regulations and (v) report to DFS cybersecurity events that have a reasonable likelihood of materially harming any material part of the entity’s normal operation(s) or of which notice is required to any government body, self-regulatory agency, or supervisory body.

Financial Condition of New York State Localities. The State’s localities rely in part on State aid to balance their budgets and meet their cash requirements. As such, unanticipated financial need among localities can adversely affect the State financial projections. Certain localities outside New York City, including cities and counties, have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. In 2013, the Financial Restructuring Board for Local Governments was created to provide assistance to distressed local governments. The Restructuring Board performs comprehensive reviews and provides grants and loans on the condition of implementing recommended efficiency initiatives.

Bond Market. Successful implementation of the Updated Financial Plan is dependent on the State’s ability to market bonds. The State finances much of its capital spending, in the first instance, from the General Fund or the STIP, which it then reimburses with proceeds from the sale of bonds. If the State cannot sell bonds at the levels (or on the timetable) expected in the capital plan, the State’s overall cash position and capital funding plan may be adversely affected. The success of projected public sales will be subject to prevailing market conditions, among other things. Future developments in the financial markets, including possible changes in Federal tax law relating to the taxation of interest on municipal bonds, as well as future developments concerning the State and public discussion of such developments generally, may affect the market for outstanding State-supported and State-related debt. The TCJA adversely impacts the State and its public authorities by removing certain refunding opportunities for Federal tax exempt financing, including advance refundings for debt service savings when interest rates are favorable.

Debt Reform Act. The Debt Reform Act of 2000 (“Debt Reform Act”) restricts the issuance of State-supported debt to capital purposes only, and for a maximum term of bonds to 30 years. The Debt Reform Act limits the amount of new State-supported debt to 4 percent of State personal income, and new State-supported debt service costs to 5 percent of All Funds receipts. The restrictions apply to all new State-supported debt issued since April 1, 2000. DOB, as administrator of the Act, determined that the State was in compliance with the statutory caps in the most recent calculation period (FY 2018).

Actual levels of debt outstanding and debt service costs continue to remain below the statutory caps. From April 1, 2000 through March 31, 2018, the State has issued new debt resulting in $44.7 billion of debt outstanding applicable to the debt reform cap. This is about $6.5 billion below the statutory debt outstanding limitation. In addition, the debt service costs on this new debt totaled $4.5 billion in FY 2018, or roughly $3.8 billion below the statutory debt service limitation.

Current projections anticipate that debt outstanding and debt service will continue to remain below the limits imposed by the Debt Reform Act. Based on the most recent personal income and debt outstanding forecasts, the available room under the debt outstanding cap is expected to decline from $6.5 billion in FY 2018 to about $2.1 billion in FY 2023. This includes the estimated impact of the bond-financed portion of increased capital commitment levels. In addition, the projected availability under the debt cap is dependent on expected growth in State personal income. Debt outstanding and debt service caps continue to include the existing SUNY Dormitory Facilities lease revenue bonds, which are backed by a general obligation pledge of SUNY. Bonds issued under the new SUNY Dormitory Facilities Revenue credit (which are not backed by a general obligation pledge of SUNY) are not included in the State’s calculation of debt caps because these bonds do not meet the definition of “State-supported debt” as set forth in the Debt Reform Act. The bonds are backed solely with dormitory rental revenue. The State may adjust capital spending priorities and debt financing practices, from time to time, to preserve available debt capacity and stay within the statutory limits, as events warrant.

Secured Hospital Program. Under the Secured Hospital Program, the State entered into service contracts to enable certain financially distressed not-for-profit hospitals to have tax-exempt debt issued on their behalf, to pay for upgrading their primary health care facilities. Revenues pledged to pay debt service on the bonds include hospital payments made under loan agreements between the Dormitory Authority of the State of New York (DASNY) and the hospitals and certain reserve funds held by the applicable trustees for the bonds. In the event of revenue shortfalls to pay debt service on the Secured Hospital bonds, the service contracts obligate the State to pay debt service, subject to annual appropriations by the Legislature, on bonds issued by DASNY through the Secured Hospital Program. As of March 31, 2018, there were approximately $193 million of bonds outstanding for this program.

Three of the four remaining hospitals in the State’s Secured Hospital Program are in poor financial condition. In relation to the Secured Hospital Program, the State’s contingent contractual obligation was invoked to pay debt service for the first time in FY 2014. Since then the State has paid $99 million for debt service costs. DASNY also estimates the State will pay debt service costs of approximately $26 million in FY 2019, $28 million annually in FY 2020 and FY 2021, $22 million in FY 2022, and $17 million in FY 2023 . These amounts are based on the actual experience to date of the participants in the program, and would cover the debt service costs for one hospital whose debt service obligation was discharged in bankruptcy but is paying rent which offsets a portion of the debt service, a second hospital which closed in 2010, and a third hospital that is currently delinquent in its payments. The State has estimated additional exposure of up to $9 million annually, if all hospitals in the Program failed to meet the terms of their agreements with DASNY and if available reserve funds were depleted.

Economic and Demographic Trends

The National Economy.

The national economy grew 3.5 percent in the third quarter of calendar year 2018, following 4.2 percent growth in the second quarter of calendar year 2018. The third quarter was propelled primarily by stronger than expected household spending growth of 4.0 percent and a large swing in the change in private inventories from a decline of $36.8 billion in the second quarter to a $76.3 billion increase in the third quarter. That swing likely reflects some “stocking up” on the part of businesses seeking to avoid or minimize the impact of tariffs on their input costs. However, the most recent data indicate that global economic growth is slowing and rising interest rates are having an adverse impact on domestic growth. Thus, as the impact of the Federal tax cuts fades, interest rates rise, and global growth slows, DOB projects that the U.S. economy will decelerate in the fourth quarter of 2018 and slow even further in 2019. U.S. real GDP growth is estimated to fall from 2.9 percent in 2018 to 2.7 percent in 2019. Although the overall outlook represents an upward revision from the Enacted Budget Financial Plan forecast, the risks have heightened significantly going forward.

The strong labor market, coupled with moderate growth in wages, continues to support solid growth in household spending. As illustrated in the figure above, average quarterly real consumption growth has accelerated from 1.8 percent during the first half of the expansion to 3.0 percent during the more recent period starting in the first quarter of calendar year 2014. Household spending has been further buoyed in 2018 by the tax reductions embodied in the Federal TCJA. However, the impact of the tax cuts is expected to taper gradually starting in the first quarter of 2019. After growing 2.5 percent in 2017, real household spending growth has been revised up to 2.7 percent for both 2018 and 2019 on an annual average basis, but is expected to fall to 2.2 percent by 2020. One factor offsetting the positive impact of a lower tax bite on consumer spending has been a moribund housing market. Although long-term mortgage rates remain low from a historical perspective, their recent rise appears to be having a negative impact on the demand for new homes. DOB now estimates real growth in residential fixed investment of 0.4 percent for 2018 and 1.7 percent for 2019, representing a downward revision from the Enacted Budget Financial Plan forecast.

The private sector labor market added 206,000 jobs per month during the first 10 months of 2018, well above the average monthly gain of 179,000 during 2016 and 2017. Although weather events have likely contributed to recent labor market volatility, it is also likely that job gains will decelerate going forward as labor market slack continues to diminish. The conventional unemployment rate has averaged 3.9 percent over the first 10 months of 2018, fully half a percentage point below its pre-recession level. A broader measure of the unemployment rate that includes workers who are marginally attached to the labor force has also fallen below its pre-recession level, while the percentage of the workforce working part-time, a measure of underemployment, is inching closer to where it was before the Great Recession. Moreover, evidence of labor shortages continues to emerge in a number of sectors requiring special skills, such as construction and manufacturing. Total nonagricultural employment growth of 1.6 percent is projected for 2018, modestly above the Enacted Budget Financial Plan forecast, followed by 1.4 percent growth in 2019.

Business investment growth substantially improved during the first half of 2018, driven mainly by increasing global demand for U.S. exports, expanding energy sector production, and a lift from the TCJA. However, the most recent data suggest that the impact of all of these developments on investment growth may have peaked. Moreover, tariffs are winding their way through the supply chain, significantly raising input costs for some manufacturing firms. The most recent round of tariffs imposed by the US on another $200 billion of Chinese imports is likely to further slow domestic demand, and modestly boost inflation. With easing global growth and a strengthening dollar, net exports may become even more of a drag on national economic growth in 2019. Consequently, real export growth has been revised down to 4.3 percent for 2018 and down to 3.4 percent for 2019. Real business fixed investment growth of 6.9 percent is now estimated for 2018, which is stronger than the Enacted Budget Financial Plan forecast. But with provisions of the TCJA now thought likely to have pulled some spending forward into the first half of 2018, real business fixed investment growth has been revised down to 4.4 percent for 2019.

Inflation has picked up modestly. Rising energy prices have led to a 2.5 percent rise in consumer prices for the first 10 months of 2018, following 2.1 percent inflation for all of 2017. In the meantime, core CPI inflation, which excludes the volatile food and energy components, has also accelerated in 2018 from 1.8 percent in 2017 to 2.1 percent over the first 10 months of 2018. However, inflation remains moderate from a historical perspective and well within the Federal Reserve’s target range. Moreover, domestic oil prices have fallen close to 20 percent, as evidence of slowing global growth is compounded by recent growth in supply and the uncertainty associated with a complicated geopolitical landscape is having on supply. Consumer price inflation of 2.5 percent is estimated for 2018 on annual average basis, falling to 2.3 percent for 2019. However, the uncertainty surrounding both future energy prices and the impact of present and future tariffs represent substantial risks to this forecast.

A tightening labor market also represents a risk to DOB’s inflation forecast. Wage growth of 4.8 percent is projected for 2018, three-tenths of a percentage point higher than the Enacted Budget Financial Plan forecast. Overall personal income growth of 4.5 percent is estimated for 2018, three-tenths of a percentage point above the Enacted Budget Financial Plan estimate. In addition to stronger growth in pre-tax income, after-tax disposable income will continue to be supported by Federal income tax cuts before their simulative impact fades in 2019. With the national economy continuing to exhibit strength, the Federal Reserve has stayed on its interest rate normalization path, raising its federal funds rate target three times thus far this year. Although the Federal Reserve appears poised to raise rates again in December 2018, and possibly three more times in 2019, the risk of a policy error in this environment of relatively low wage and price inflation is becoming substantial.

Despite rising short-term rates, long-term interest rates have failed to sustain a commensurate rise. As a result, the yield curve, which tracks the difference between long- and short-term rates, remains relatively flat. Since yield curve inversion, which occurs when short-term rates actually exceed long-term rates, often precedes a recession, a flattening curve can be a cause of concern. But even in the absence of inversion, a flat yield curve could put downward pressure on banking system profits, particularly now that the rates that banks pay their depositors are finally rising from their historically low levels, as banks are forced to compete with the rise in risk-free short-term Treasury yields. The Federal Reserve Bank of New York breaks down long-term treasury bond yields into two components: (1) expectations for future risk-neutral short-term interest rates, which have been trending higher consistent with recent monetary policy moves, and (2) a term premium to compensate for the inflation risk associated with holding a multi-period instrument, which is currently near historic lows. Indeed, low inflation expectations and central bank purchases of long-duration assets to promote the recovery from the Great Recession are the main forces that held term premia down. Term premia are expected to increase as the Federal Reserve shrinks its balance sheet and inflation expectations firm, but this rebalancing is occurring quite slowly. For example, the 10-year Treasury yield is now roughly where it was at the end of September 2018, when the Federal Reserve raised its federal funds rate target by a full 25 basis points. This sluggishness is due in large part to the safe haven status of US Treasury securities and is therefore likely to persist, particularly as the global economy decelerates. DOB expects the 10-year Treasury yield to continue to rise only gradually, approaching 4 percent by the end of 2020.

Risks to the current economic outlook remain. Slower global growth than projected could result in lower demand for US exports, resulting in weaker growth in corporate profits, investment, and employment than reflected in this forecast. The disruption of trade flows due to the uncertainty surrounding tariffs could represent a significant setback for the manufacturing sector if firms delay production plans. In addition, if tariffs result in even higher input prices than anticipated, the current relatively benign inflation environment could deteriorate, possibly resulting in lower job and investment growth than reflected in this forecast. Higher inflation than anticipated could induce the Federal Reserve to tighten even faster than anticipated, which could result in slower household spending and residential construction growth. The risks associated with tariffs, rising interest rates, and the impact of slower global growth on corporate earnings have injected a large degree of volatility into equity markets in recent weeks. Lower and more volatile equity prices can result in lower household spending through both the wealth effect and as a signal that the road ahead is uncertain. This volatility could be further exacerbated by the risk surrounding the long-term impact of Federal tax reductions on budget deficits and the national debt.

On the positive side, if the impact of Federal tax reform on consumer spending and business investment is stronger than projected without significantly raising inflation, stronger growth in employment, wages, and the overall economy could result. Recent data indicate that year-over-year growth in the inventory of existing single-family homes has been tilting up since June 2018 after dropping for an unprecedented 36 straight months. If rising inventories result in slower home price growth, the resulting rise in home affordability could stimulate greater home sales than currently projected, which in turn could fuel stronger household spending than reflected in this forecast.

The New York State Economy.

New York State private sector job growth appears to be stabilizing at a historically healthy rate. The State’s leading industrial sectors continue to be healthcare, management and administrative services, information, education, and construction. In contrast, the manufacturing, wholesale trade, and retail trade sectors continue to exhibit losses, while growth in the leisure and hospitality sector and the professional, scientific, and technical services sector is slowing. On balance, State private sector job growth remains strong, with growth of 1.5 percent estimated for 2018, representing an upward revision of 0.2 percent from the Enacted Budget Financial Plan forecast. Slower growth of 1.3 percent is projected for 2019 as national and global economic growth moderates, which represents an upward revision of 0.1 percent above the Enacted Budget Financial Plan forecast.

Finance and insurance sector bonuses are estimated to have grown 13.7 percent for the FY 2018 bonus season, the strongest growth in four years. This growth was associated with an impressive 2017 revenue performance for New York Stock Exchange member firms that was the strongest since 2006. However, FY 2018 Wall Street bonuses are also suspected to have been buttressed by one-time payments associated with the reduction in the corporate tax rate embodied in the TCJA. These payments are not expected to recur in FY 2019. Consequently, finance and insurance sector bonuses, which have been revised downward since the Enacted Budget Financial Plan forecast, are expected to fall 2.3 percent for FY 2019. Overall wage growth of 3.8 percent is estimated for FY 2019, following upwardly revised growth of 4.7 percent for FY 2018.

In September 2018, the U.S. BEA published a comprehensive revision to its state-level personal income estimates going back to 1947. The $68.5 billion revision in the NYS personal income estimate for the 2018 State fiscal year was an unusually large 2.2 percentage points, raising growth to 6.1 percent from the initial estimate of a 3.9 percent increase. The revision to BEA’s estimate of New York State Wages aligns BEA’s estimate more closely to the source data, the Quarterly Census of Employment and Wages (QCEW). Although over half of total State personal income is comprised of wages, the September 2018 revision to wages accounts for only 13 percent of the total personal income revision for FY 2018.

The source data for two other large personal income components — property income and proprietor’s income — includes state tax return data, though with a lag. Indeed, the September 2018 release only now incorporates data from 2016 tax returns. In addition, a large portion of property income, which combines interest, dividend, and rental income, is imputed by BEA. BEA cites a recent improvement in the measurement of the implicit services of savings institutions and credit unions, such as free checking, as a source of the September revision. Property income accounts for 30 percent of the total value of the FY 2018 revision. Finally, a significant contributor to the large upward revision to proprietors’ income was the incorporation of results from the 2008-2010 IRS Tax Gap study. The IRS defines the tax gap as the amount of tax liability faced by taxpayers that is not paid on time and is thus a measure of tax compliance. Since the incorporation of the 2008-2010 study was the first since the incorporation of results from the 2006 study in 2012, the associated revision was substantial. Proprietors’ income accounts for 47 percent of the total FY 2018 revision. Together, the revisions to these three income components comprise just under 90 percent of the total revision to FY 2018 New York personal income. However, FY 2018 personal income growth will look quite different by the next comprehensive revision, three to five years from now.

Although the State’s private-sector labor market has stabilized at a healthy pace of growth, there are many risks to the forecast. All the risks to the U.S. forecast apply to the State forecast as well, although, as the nation’s financial capital, both the volume of financial market activity and the volatility in equity markets pose a particularly large degree of uncertainty for New York. The uncertainty surrounding the macroeconomic outlook for the national and global economies is amplified in the financial markets, as demonstrated by the recent 10 percent decline in S&P 500 equity prices, from a market peak realized in September 2018. Risks related to the impact of tariffs, the strong dollar, and weakening global growth are likely to continue to create volatility and restrain equity market growth over the near-term. Due to the disproportionate global tilt of financial markets, the State’s finance sector is particularly vulnerable to these risks. Financial markets also tend to amplify the perturbations associated with shifting monetary policy, as businesses and investors adjust to interest rates that are approaching their highest levels in ten years. Weaker and/or more volatile markets than anticipated could result in weaker bonus and wage growth, as well as lower realizations of taxable capital gains than reflected in this forecast. In contrast, stronger equity markets, along with stronger national and global growth, could result in stronger employment and wage growth than is reflected in this forecast.

APPENDIX D

BlackRock U.S. Registered Funds

iShares by BlackRock

Open-End Fund Proxy Voting Policy

Procedures Governing Delegation of Proxy Voting to Fund Adviser

December 29, 2017

The Boards of Trustees/Directors (“Directors”) of open-end funds advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”) (the “Funds”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.

BlackRock has adopted guidelines and procedures (together and as from time to time amended, the “BlackRock Proxy Voting Guidelines”) governing proxy voting by accounts managed by BlackRock.

BlackRock will cast votes on behalf of each of the Funds on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the BlackRock Proxy Voting Guidelines.

BlackRock will report on an annual basis to the Directors on (1) all proxy votes that BlackRock has made on behalf of the Funds in the preceding year together with a representation that all votes were in accordance with the BlackRock Proxy Voting Guidelines1, and (2) any changes to the BlackRock Proxy Voting Guidelines that have not previously been reported.

©2017 BlackRock

[1]	iShares MSCI Peru ETF and the Social Index Funds, as defined in Appendix A of the Proxy Voting Policy for Social Index Funds have separate Fund Proxy Voting Policies.

BlackRock

Global corporate governance & engagement principles

June 2014

INTRODUCTION TO BLACKROCK

BlackRock is the world’s preeminent asset management firm and a premier provider of global investment management, risk management and advisory services to institutional and individual clients around the world. BlackRock offers a wide range of investment strategies and product structures to meet clients’ needs, including individual and institutional separate accounts, mutual funds, closed-end funds, and other pooled investment vehicles and the industry-leading iShares exchange traded funds. Through BlackRock Solutions®, we offer risk management, strategic advisory and enterprise investment system services to a broad base of clients.

PHILOSOPHY ON CORPORATE GOVERNANCE

BlackRock’s corporate governance program is focused on protecting and enhancing the economic value of the companies in which it invests on behalf of clients. We do this through engagement with boards and management of investee companies and, for those clients who have given us authority, through voting at shareholder meetings.

We believe that there are certain fundamental rights attached to share ownership. Companies and their boards should be accountable to shareholders and structured with appropriate checks and balances to ensure that they operate in shareholders’ interests. Effective voting rights are central to the rights of ownership and there should be one vote for one share. Shareholders should have the right to elect, remove and nominate directors, approve the appointment of the auditor and to amend the corporate charter or by-laws. Shareholders should be able to vote on matters that are material to the protection of their investment including but not limited to changes to the purpose of the business, dilution levels and pre-emptive rights, the distribution of income and the capital structure. In order to exercise these rights effectively, we believe shareholders have the right to sufficient and timely information to be able to take an informed view of the proposals, and of the performance of the company and management.

Our focus is on the board of directors, as the agent of shareholders, which should set the company’s strategic aims within a framework of prudent and effective controls which enables risk to be assessed and managed. The board should provide direction and leadership to the management and oversee management’s performance. Our starting position is to be supportive of boards in their oversight efforts on our behalf and we would generally expect to support the items of business they put to a vote at shareholder meetings. Votes cast against or withheld from resolutions proposed by the board are a signal that we are concerned that the directors or management have either not acted in the interests of shareholders or have not responded adequately to shareholder concerns regarding strategy or performance.

These principles set out our approach to engaging with companies, provide guidance on our position on corporate governance and outline how our views might be reflected in our voting decisions. Corporate governance practices vary internationally and our expectations in relation to individual companies are based on the legal and regulatory framework of each market. However, as noted above, we do believe that there are some overarching principles of corporate governance that apply globally. We assess voting matters on a case-by-case basis and in light of each company’s unique circumstances. We are interested to understand from the company’s reporting its approach to corporate governance, particularly where it is different from the usual market practice, and how it benefits shareholders.

BlackRock also believes that shareholders have responsibilities in relation to monitoring and providing feedback to companies, sometimes known as stewardship. These ownership responsibilities include, in our view, engaging with management or board members on corporate governance matters, voting proxies in the best long-term economic interests of shareholders and engaging with regulatory bodies to ensure a sound policy framework consistent with promoting long-term shareholder value creation. Institutional shareholders also have responsibilities to their clients to have appropriate resources and oversight structures. Our own approach to oversight in relation to our corporate governance activities is set out in the section below titled “BlackRock’s oversight of its corporate governance activities”.

CORPORATE GOVERNANCE, ENGAGEMENT AND VOTING

We recognize that accepted standards of corporate governance differ between markets but we believe that there are sufficient common threads globally to identify an overarching set of principles. The primary objective of our corporate governance activities is the protection and enhancement of the value of our clients’ investments in public corporations. Thus, these principles focus on practices and structures that we consider to be supportive of long-term value creation. We discuss below the principles under six key themes. In our regional and market-specific voting guidelines we explain how these principles inform our voting decisions in relation to specific resolutions that may appear on the agenda of a shareholder meeting in the relevant market.

The six key themes are:

•	Boards and directors
•	Auditors and audit-related issues
•	Capital structure, mergers, asset sales and other special transactions
•	Remuneration and benefits
•	Social, ethical and environmental issues
•	General corporate governance matters

At a minimum we would expect companies to observe the accepted corporate governance standard in their domestic market or to explain why doing so is not in the interests of shareholders. Where company reporting and disclosure is inadequate or the approach taken is inconsistent with our view of what is in the best interests of shareholders, we will engage with the company and/or use our vote to encourage a change in practice. In making voting decisions, we take into account research from proxy advisors, other internal and external research, information published by the company or provided through engagement and the views of our equity portfolio managers.

BlackRock views engagement as an important activity; engagement provides BlackRock with the opportunity to improve our understanding of investee companies and their governance structures, so that our voting decisions may be better informed. Engagement also allows us to share our philosophy and approach to investment and corporate governance with companies to enhance their understanding of our objectives. There are a range of approaches we may take in engaging companies depending on the nature of the issue under consideration, the company and the market.

Boards and directors

The performance of the board is critical to the economic success of the company and to the protection of shareholders’ interests. Board members serve as agents of shareholders in overseeing the strategic direction and operation of the company. For this reason, BlackRock focuses on directors in many of its engagements and sees the election of directors as one of its most important responsibilities in the proxy voting context.

We expect the board of directors to promote and protect shareholder interests by:

•	establishing an appropriate corporate governance structure;
•	supporting and overseeing management in setting strategy;
•	ensuring the integrity of financial statements;
•	making decisions regarding mergers, acquisitions and disposals;
•	establishing appropriate executive compensation structures; and
•	addressing business issues including social, ethical and environmental issues when they have the potential to materially impact company reputation and performance.

There should be clear definitions of the role of the board, the sub-committees of the board and the senior management such that the responsibilities of each are well understood and accepted. Companies should report publicly the approach taken to governance (including in relation to board structure) and why this approach is in the interest of shareholders. We will engage with the appropriate directors where we have concerns about the performance of the board or the company, the broad strategy of the company or the performance of individual board members. Concerns about directors may include their role on the board of a different company where that board has performed poorly and failed to protect shareholder interests.

BlackRock believes that directors should stand for re-election on a regular basis. We assess directors nominated for election or re-election in the context of the composition of the board as a whole. There should be detailed disclosure of the relevant credentials of the individual directors in order that shareholders can assess the caliber of an individual nominee. We expect there to be a sufficient number of independent directors on the board to ensure the protection of the interests of all shareholders. Common impediments to independence may include but are not limited to:

•	current employment at the company or a subsidiary;
•	former employment within the past several years as an executive of the company;
•	providing substantial professional services to the company and/or members of the company’s management;
•	having had a substantial business relationship in the past three years;
•	having, or representing a shareholder with, a substantial shareholding in the company;
•	being an immediate family member of any of the aforementioned; and
•	interlocking directorships.

BlackRock believes that the operation of the board is enhanced when there is a clearly independent, senior non-executive director to lead it. Where the chairman is also the CEO or is otherwise not independent the company should have an independent lead director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board and encouraging independent participation in board deliberations. The lead independent board director should be available to shareholders if they have concerns that they wish to discuss.

To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members. BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning. In identifying potential candidates, boards should take into consideration the diversity of experience and expertise of the current directors and how that might be augmented by incoming directors. We believe that directors are in the best position to assess the optimal size for the board, but we would be concerned if a board seemed too small to have an appropriate balance of directors or too large to be effective.

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors. BlackRock believes that shareholders’ interests are best served when the independent members of the board form a sub-committee to deal with such matters. In many markets, these sub-committees of the board specialize in audit, director nominations and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one with a related party.

Auditors and audit-related issues

BlackRock recognizes the critical importance of financial statements which should provide a complete and accurate picture of a company’s financial condition. We will hold the members of the audit committee or equivalent responsible for overseeing the management of the audit function. We take particular note of cases involving significant financial restatements or ad hoc notifications of material financial weakness.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, we believe it is important that auditors are, and are seen to be, independent. Where the audit firm provides services to the company in addition to the audit, the fees earned should be disclosed and explained. Audit committees should also have in place a procedure for assuring annually the independence of the auditor.

Capital structure, mergers, asset sales and other special transactions

The capital structure of a company is critical to its owners, the shareholders, as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emption rights are a key protection for shareholders against the dilution of their interests.

In assessing mergers, asset sales or other special transactions, BlackRock’s primary consideration is the long-term economic interests of shareholders. Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it enhances long-term shareholder value. We would prefer that proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that executive and/or board members’ financial interests in a given transaction have not affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, we would expect the recommendation to support it to come from the independent directors and would prefer only non-conflicted shareholders to vote on the proposal.

BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. We believe that shareholders are broadly capable of making decisions in their own best interests. We would expect any so-called ‘shareholder rights plans’ being proposed by a board to be subject to shareholder approval on introduction and periodically thereafter for continuation.

Remuneration and benefits

BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests, particularly long-term shareholder returns. We would expect the compensation committee to take into account the specific circumstances of the company and the key individuals the board is trying to incentivize. We encourage companies to ensure that their compensation packages incorporate appropriate and challenging performance conditions consistent with corporate strategy and market practice. We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. We hold members of the compensation committee or equivalent accountable for poor compensation practices or structures.

BlackRock believes that there should be a clear link between variable pay and company performance as reflected in returns to shareholders. We are not supportive of one-off or special bonuses unrelated to company or individual performance. We support incentive plans that pay out rewards earned over multiple and extended time periods. We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to repay rewards where they were not justified by actual performance. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract. Finally, pension contributions should be reasonable in light of market practice.

Outside directors should be compensated in a manner that does not risk compromising their independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

Social, ethical, and environmental issues

Our fiduciary duty to clients is to protect and enhance their economic interest in the companies in which we invest on their behalf. It is within this context that we undertake our corporate governance activities. We believe that well-managed companies will deal effectively with the social, ethical and environmental (“SEE”) aspects of their businesses.

BlackRock expects companies to identify and report on the material, business-specific SEE risks and opportunities and to explain how these are managed. This explanation should make clear how the approach taken by the company best serves the interests of shareholders and protects and enhances the long-term economic value of the company. The key performance indicators in relation to SEE matters should also be disclosed and performance against them discussed, along with any peer group benchmarking and verification processes in place. This helps shareholders assess how well management is dealing with the SEE aspects of the business. Any global standards adopted should also be disclosed and discussed in this context.

We may vote against the election of directors where we have concerns that a company might not be dealing with SEE issues appropriately. Sometimes we may reflect such concerns by supporting a shareholder proposal on the issue, where there seems to be either a significant potential threat or realized harm to shareholders’ interests caused by poor management of SEE matters. In deciding our course of action, we will assess whether the company has already taken sufficient steps to address the concern and whether there is a clear and material economic disadvantage to the company if the issue is not addressed.

More commonly, given that these are often not voting issues, we will engage directly with the board or management. The trigger for engagement on a particular SEE concern is our assessment that there is potential for material economic ramifications for shareholders.

We do not see it as our role to make social, ethical or political judgments on behalf of clients. We expect investee companies to comply, at a minimum, with the laws and regulations of the jurisdictions in which they operate. They should explain how they manage situations where such laws or regulations are contradictory or ambiguous.

General corporate governance matters

BlackRock believes that shareholders have a right to timely and detailed information on the financial performance and viability of the companies in which they invest. In addition, companies should also publish information on the governance structures in place and the rights of shareholders to influence these. The reporting and disclosure provided by companies helps shareholders assess whether the economic interests of shareholders have been protected and the quality of the board’s oversight of management. BlackRock believes shareholders should have the right to vote on key corporate governance matters, including on changes to governance mechanisms, to submit proposals to the shareholders’ meeting and to call special meetings of shareholders.

BLACKROCK’S OVERSIGHT OF ITS CORPORATE GOVERNANCE ACTIVITIES

Oversight

BlackRock holds itself to a very high standard in its corporate governance activities, including in relation to executing proxy votes. This function is executed by a team of dedicated BlackRock employees without sales responsibilities (the “Corporate Governance Group”), and which is considered an investment function. BlackRock maintains three regional oversight committees (“Corporate Governance Committees”) for the Americas, Europe, the Middle East and Africa (EMEA) and Asia-Pacific, consisting of senior BlackRock investment professionals. All of the regional Corporate Governance Committees report to a Global Corporate Governance Oversight Committee, which is a risk-focused committee composed of senior representatives of the active and index equity investment businesses, the Deputy General Counsel, the Global Executive Committee member to whom the Corporate Governance Group reports and the head of the Corporate Governance Group. The Corporate Governance Committees review and approve amendments to their respective proxy voting guidelines (“Guidelines”) and grant authority to the Global Head of Corporate Governance (“Global Head”), a dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines. The Global Head leads the Corporate Governance Group to carry out engagement, voting and vote operations in a manner consistent with the relevant Corporate Governance Committee’s mandate. The Corporate Governance Group engages companies in conjunction with the portfolio managers in discussions of significant governance issues, conducts research on corporate governance issues and participates in industry discussions to keep abreast of the field of corporate governance. The Corporate Governance Group, or vendors overseen by the Corporate Governance Group, also monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast. The Corporate Governance Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Corporate Governance Committees for their review, discussion and guidance prior to making a voting decision.

BlackRock’s Equity Policy Oversight Committee (EPOC) is informed of certain aspects of the work of the Global Corporate Governance Oversight Committee and the Corporate Governance Group.

Vote execution

BlackRock carefully considers proxies submitted to funds and other fiduciary accounts (“Funds”) for which it has voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which it has voting authority based on BlackRock’s evaluation of the best long-term economic interests of shareholders, in the exercise of its independent business judgment, and without regard to the relationship of the issuer of the proxy (or any dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates.

When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with its Guidelines for the relevant market. The Guidelines are reviewed regularly and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by BlackRock’s Corporate Governance Committees. The Corporate Governance Committees may, in the exercise of their business judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is requested or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.

In the uncommon circumstance of there being a vote with respect to fixed income securities or the securities of privately held issuers the decision generally will be made by a Fund’s portfolio managers and/or the Corporate Governance Group based on their assessment of the particular transactions or other matters at issue.

In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include but are not limited to: (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “share- blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as shareblocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these markets only on a “best-efforts” basis. In addition, the Corporate Governance Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the issuer’s proposal.

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the relevant Corporate Governance Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such an account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their funds and the client assets in those Funds, on how best to maximize economic value in respect of a particular investment. Accordingly, portfolio managers retain full discretion to vote the shares in the Funds they manage based on their analysis of the economic impact of a particular ballot item.

Conflicts management

BlackRock maintains policies and procedures that are designed to prevent undue influence on BlackRock’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates. Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to:

•

BlackRock has adopted a proxy voting oversight structure whereby the Corporate Governance Committees oversee the voting decisions and other activities of the Corporate Governance Group, and particularly its activities with respect to voting in the relevant region of each Corporate Governance Committee’s jurisdiction.

•

The Corporate Governance Committees have adopted Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context. The Corporate Governance Committees receive periodic reports regarding the specific votes cast by the Corporate Governance Group and regular updates on material process issues, procedural changes and other matters of concern to the Corporate Governance Committees.

•

BlackRock’s Global Corporate Governance Oversight Committee oversees the Global Head, the Corporate Governance Group and the Corporate Governance Committees. The Global Corporate Governance Oversight Committee conducts a review, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures.

•

BlackRock maintains a reporting structure that separates the Global Head and Corporate Governance Group from employees with sales responsibilities. In addition, BlackRock maintains procedures intended to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder. Within the normal course of business, the Global Head or Corporate Governance Group may engage directly with BlackRock clients, and with employees with sales responsibilities, in discussions regarding general corporate governance policy matters, and to otherwise ensure that proxy-related client service levels are met. The Global Head or Corporate Governance Group does not discuss any specific voting matter with a client prior to the disclosure of the vote decision to all applicable clients after the shareholder meeting has taken place, except if the client is acting in the capacity as issuer of the proxy or dissident shareholder and is engaging through the established procedures independent of the client relationship.

•

In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination. Use of an independent fiduciary has been adopted for voting the proxies related to any company that is affiliated with BlackRock or any company that includes BlackRock employees on its board of directors.

With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that generally the likely economic value of casting most votes is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures is necessary in light of future conditions. In addition, BlackRock may in its discretion determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.

Voting guidelines

The issue-specific voting Guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. These Guidelines are not intended to be exhaustive. BlackRock applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review.

As such, these Guidelines do not provide a guide to how BlackRock will vote in every instance. Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.

Reporting

We report our proxy voting activity directly to clients and publically as required. In addition, we publish for clients a more detailed discussion of our corporate governance activities, including engagement with companies and with other relevant parties.

SAI-LIQ-0219

PART C

OTHER INFORMATION

Item 28.

(a)	(1)	Certificate of Trust dated October 21, 1998 is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (File Nos. 2-47015/811-2354) (the “Registration Statement”), filed on February 2, 1999 (“PEA No. 61”).

	(2)	Registrant’s Agreement and Declaration of Trust dated October 21, 1998 is incorporated herein by reference to Exhibit (a)(2) of PEA No. 61.

	(3)	Certificate of Amendment of Certificate of Trust dated January 26, 2001 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 67 to the Registration Statement, filed on January 29, 2001.

	(4)	Certificate of Amendment of Certificate of Trust dated January 28, 2004 is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 79 to the Registration Statement, filed on December 30, 2004 (“PEA No. 79”).

(b)	Registrant’s Amended and Restated By-Laws, effective as of December 3, 2008, is incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 87 to the Registration Statement, filed on March 2, 2009 (“PEA No. 87”).

(c)	See Article II, Section 2.6, Section 2.7, Section 2.8, Section 2.9, Section 2.10, Section 2.11 and Section 2.12; Article III, Section 3.7; Article VI; Article VII; Article VIII, Section 8.5 and Article IX of the Registrant’s Declaration of Trust dated October 21, 1998, incorporated by reference to Exhibit (a)(2) of PEA No. 61 and Article I, Article II (Section 1, Section 2, Section 3 and Section 4) and Article V of the Registrant’s By-Laws, effective as of December 3, 2008, is incorporated herein by reference to Exhibit (b) of PEA No. 87.

(d)	(1)	Management Agreement between Registrant and BlackRock Advisors, LLC (“BlackRock”) dated July 1, 2011 is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 92 to the Registration Statement, filed on February 28, 2012.

	(2)	Form of Eighth Amended and Restated Expense Limitation Agreement by and between Registrant and BlackRock is incorporated herein by reference to Exhibit 8(f) of Post-Effective Amendment No. 736 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on September 28, 2017.

	(3)	Form of Waiver Agreement is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 96 to the Registration Statement, filed on February 28, 2014 (“PEA No. 96”).

(e)	Distribution Agreement between Registrant and BlackRock Investments, LLC dated as of October 1, 2008, is incorporated herein by reference to Exhibit (b) of PEA No. 87.

(f)	None.

(g)	(1)	Form of Master Global Custody Agreement between the Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Exhibit 7(d) of Post-Effective Amendment No. 728 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on July 28, 2017.

	(2)	Form of Custody Agreement (U.S. Dollar Only) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit 7(c) of Post-Effective Amendment No. 728 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on July 28, 2017.

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(h)	(1)	(a)	Form of Master Fund Services Agreement between the Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Exhibit 8(n) of Post-Effective Amendment No. 728 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on July 28, 2017.

		(b)	Form of Letter Agreement among Registrant, BlackRock and JPMorgan Chase Bank, N.A. is filed herewith.

	(2)	(a)	Amended and Restated Transfer Agency Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. dated February 11, 2004 is incorporated herein by reference to Exhibit (h)(3) of PEA No. 79.

		(b)	Form of Fee Letter to Amended and Restated Transfer Agency Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. dated February 11, 2004 is incorporated herein by reference to Exhibit (h)(3)(b) of PEA No. 87.

	(3)	(a)	Share Purchase Agreement between Registrant and Temporary Investment Fund, Inc. dated February 10, 1999 is incorporated herein by reference to Exhibit (h)(3)(a) of Post-Effective Amendment No. 65 to the Registration Statement, filed on April 6, 2000 (“PEA No. 65”).

		(b)	Share Purchase Agreement between Registrant and Trust for Federal Securities dated February 10, 1999 is incorporated herein by reference to Exhibit (h)(3)(b) of PEA No. 65.

		(c)	Share Purchase Agreement between Registrant and Municipal Fund for Temporary Investment dated February 10, 1999 is incorporated herein by reference to Exhibit (h)(3)(c) of PEA No. 65.

		(d)	Share Purchase Agreement between Registrant and Municipal Fund for California Investors, Inc. dated February 10, 1999 is incorporated herein by reference to Exhibit (h)(3)(d) of PEA No. 65.

		(e)	Share Purchase Agreement between Registrant and Municipal Fund for New York Investors, Inc. dated February 10, 1999 is incorporated herein by reference to Exhibit (h)(3)(e) of PEA No. 65.

	(4)		Power of Attorney is incorporated herein by reference to Exhibit 99(a) of Post-Effective Amendment No. 922 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on January 22, 2019.

	(5)		Form of Fifth Amended and Restated Securities Lending Agency Agreement between the Registrant and BlackRock Investment Management, LLC is incorporated herein by reference to Exhibit 8(i) of Post-Effective Amendment No. 923 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on January 25, 2019.

(i)	Opinion and Consent of Drinker Biddle & Reath LLP is incorporated herein by reference to Exhibit (i) of PEA No. 79.

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	None.

(l)	None.

(m)	(1)	Registrant’s Distribution Plan with respect to Plus Shares and Form of Distribution & Sales Support Agreement is incorporated herein by reference to Exhibit (m)(1) of PEA No. 87.

	(2)	Registrant’s Distribution Plan with respect to Select Shares and Form of Distribution & Sales Support Agreement is incorporated herein by reference to Exhibit (m)(2) of PEA No. 87.

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	(3)	Registrant’s Distribution Plan with respect to Cash Plus Shares and Form of Distribution & Sales Support Agreement is incorporated herein by reference to Exhibit (m)(3) of PEA No. 87.

	(4)	Registrant’s Distribution Plan with respect to Private Client Shares and Form of Distribution & Sales Support Agreement is incorporated herein by reference to Exhibit (m)(4) of PEA No. 87.

	(5)	Registrant’s Distribution Plan with respect to Premier Shares and Form of Distribution & Sales Support Agreement is incorporated herein by reference to Exhibit (m)(5) of PEA No. 87.

(n)	Amended and Restated Plan Pursuant to Rule 18f-3 for a Multi-Class System is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 112 to the Registration Statement, field on March 10, 2017.

(o)	(1)	Code of Ethics of Registrant is incorporated herein by reference to Exhibit (p)(1) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of BlackRock Variable Series Funds II, Inc. (File No. 333-224376), filed on July 2, 2018.

	(2)	Code of Ethics of BlackRock Investments, LLC (formerly BlackRock Investments, Inc.) is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Advantage U.S. Total Market Fund, Inc. (f/k/a BlackRock Value Opportunities Fund, Inc.) (File No. 2-60836), filed on July 28, 2014.

	(3)	Code of Ethics of BlackRock is incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Advantage U.S. Total Market Fund, Inc. (f/k/a BlackRock Value Opportunities Fund, Inc.) (File No. 2-60836), filed on July 28, 2014.

Item 29.    Persons Controlled by or under Common Control with Registrant

The Registrant does not control and is not under common control with any other person.

Item 30.    Indemnification

Indemnification of Registrant’s Manager, Accounting Services Provider, Principal Underwriter, Custodians and Transfer Agent against certain stated liabilities is provided for in Section 10 of the Management Agreement, Sections 3.1 and 7.5 of the Master Fund Services Agreement, Section 5 of the Distribution Agreement, Article V of the Custody Agreement (U.S. Dollar Only), Sections 3.1 and 7.1 of the Master Global Custody Agreement and Section 12 of the Transfer Agency Agreement.

Registrant has obtained from a major insurance carrier a directors’ and officers’ liability policy covering certain types of errors and omissions.

Article VIII of Registrant’s Agreement and Declaration of Trust, which is incorporated by reference to Exhibit (a)(2) of PEA No. 61, provides for the indemnification of Registrant’s trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or

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controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of Investment Adviser

BlackRock Advisors, LLC is an indirect wholly-owned subsidiary of BlackRock, Inc. BlackRock Advisors, LLC was organized in 1994 for the purpose of providing advisory services to investment companies. The information required by this Item 31 about officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

Item 32. Principal	Underwriter

(a) BlackRock Investments, LLC (“BRIL”) acts as the principal underwriter or placement agent, as applicable, for each of the following open-end registered investment companies including the Registrant:

BIF Money Fund	BlackRock Municipal Bond Fund, Inc.
BlackRock Advantage Global Fund, Inc.	BlackRock Municipal Series Trust
BlackRock Advantage U.S. Total Market Fund, Inc.	BlackRock Natural Resources Trust
BlackRock Allocation Target Shares	BlackRock Series Fund, Inc.
BlackRock Asian Dragon Fund, Inc.	BlackRock Series Fund II, Inc.
BlackRock Balanced Capital Fund, Inc.	BlackRock Series, Inc.
BlackRock Basic Value Fund, Inc.	BlackRock Strategic Global Bond Fund, Inc.
BlackRock Bond Fund, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock California Municipal Series Trust	BlackRock Variable Series Funds II, Inc.
BlackRock Capital Appreciation Fund, Inc.	FDP Series, Inc.
BlackRock Emerging Markets Fund, Inc.	FDP Series II, Inc.
BlackRock Equity Dividend Fund	Funds For Institutions Series
BlackRock ETF Trust	iShares, Inc.
BlackRock EuroFund	iShares Trust
BlackRock Financial Institutions Series Trust	iShares U.S. ETF Trust
BlackRock Focus Growth Fund, Inc.	Managed Account Series
BlackRock Funds	Managed Account Series II
BlackRock Funds II	Master Advantage U.S. Total Market LLC
BlackRock Funds III	Master Bond LLC
BlackRock Funds IV	Master Focus Growth LLC
BlackRock Funds V	Master Institutional Money Market LLC
BlackRock Funds VI	Master Investment Portfolio
BlackRock Global Allocation Fund, Inc.	Master Investment Portfolio II
BlackRock Index Funds, Inc.	Master Large Cap Series LLC
BlackRock Large Cap Series Funds, Inc.	Master Money LLC
Black Rock Latin America Fund, Inc.	Quantitative Master Series LLC
BlackRock Liquidity Funds	Ready Assets Government Liquidity Fund
BlackRock Long-Horizon Equity Fund	Ready Assets U.S. Treasury Money Fund
BlackRock Mid Cap Dividend Series, Inc.	Retirement Series Trust
BlackRock Multi-State Municipal Series Trust

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BRIL also acts as the distributor or placement agent for each of the following closed-end registered investment companies:

BlackRock Floating Rate Income Strategies Fund, Inc.
BlackRock Health Sciences Trust

BRIL provides numerous financial services to BlackRock-advised funds and is the distributor of BlackRock’s open-end funds. These services include coordinating and executing Authorized Participation Agreements, preparing, reviewing and providing advice with respect to all sales literature and responding to Financial Industry Regulatory Authority comments on marketing materials.

(b) Set forth below is information concerning each director and officer of BRIL. The principal business address for each such person is 40 East 52nd Street, New York, New York 10022.

Name	Position(s) and Office(s) with BRIL	Position(s) and Office(s) with Registrant
Abigail Reynolds	Chairman and Member, Board of Managers, and Chief Executive Officer	None
Christopher J. Meade	Chief Legal Officer, General Counsel and Senior Managing Director	None
Lauren Bradley	Chief Financial Officer and Vice President	None
Gregory Rosta	Chief Compliance Officer and Director	None
Jon Maro	Chief Operating Officer and Director	None
Anne Ackerley	Member, Board of Managers, and Managing Director	None
Blair Alleman	Managing Director	None
Michael Bishopp	Managing Director	None
Thomas Callahan	Member, Board of Managers, and Managing Director	Vice President
Samara Cohen	Managing Director	None
John Diorio	Managing Director	None
Lisa Hill	Managing Director	None
Brendan Kyne	Managing Director	None
Paul Lohrey	Managing Director	None
Martin Small	Managing Director	None
Jonathan Steel	Managing Director	None
Katrina Gil	Director	None
Chris Nugent	Director	None
Andrew Dickson	Director and Secretary	None
Terri Slane	Director and Assistant Secretary	None
Lourdes Sanchez	Vice President	None
Lita Midwinter	Anti-Money Laundering Officer	None
Zach Buchwald	Member, Board of Managers	None
Sarah Melvin	Member, Board of Managers	None
Richard Prager	Member, Board of Managers	None
Gerald Pucci	Member, Board of Managers	None
Salim Ramji	Member, Board of Managers	None

(c) Not applicable.

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Item 33.    Location of Accounts and Records

(1)	The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286 (records relating to its functions as custodian).

(2)	BlackRock Investments, LLC, 40 East 52nd Street, New York, New York 10022 (records relating to its functions as distributor).

(3)	BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as manager).

(4)	BlackRock Advisors, LLC, 2929 Arch Street, Philadelphia, Pennsylvania 19104 (records relating to its functions as manager).

(5)

BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent, registrar and dividend disbursing agent and former sub-administrator).

(6)	JPMorgan Chase Bank, N.A., 383 Madison Avenue, Floor 11, New York, New York, 10179 (records relating to its functions as accounting services provider and custodian).

Item 34.    Management Services

None.

Item 35.    Undertakings

None.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on February 27, 2019.

BLACKROCK LIQUIDITY FUNDS (REGISTRANT) ON BEHALF OF TEMPCASH, TEMPFUND, FEDERAL TRUST FUND, FEDFUND, T-FUND, TREASURY TRUST FUND, CALIFORNIA MONEY FUND, MUNICASH, MUNIFUND AND NEW YORK MONEY FUND

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	February 27, 2019

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	February 27, 2019

BRUCE R. BOND* (Bruce R. Bond)	Trustee

SUSAN J. CARTER* (Susan J. Carter)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

NEIL A. COTTY* (Neil A. Cotty)	Trustee

LENA G. GOLDBERG* (Lena G. Goldberg)	Trustee

ROBERT M. HERNANDEZ* (Robert M. Hernandez)	Trustee

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Signature	Title	Date

HENRY R. KEIZER* (Henry R. Keizer)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

DONALD C. OPATRNY* (Donald C. Opatrny)	Trustee

JOSEPH P. PLATT* (Joseph P. Platt)	Trustee

MARK STALNECKER* (Mark Stalnecker)	Trustee

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

CLAIRE A. WALTON* (Claire A. Walton)	Trustee

ROBERT FAIRBAIRN* (Robert Fairbairn)	Trustee

*By:	/S/ BENJAMIN ARCHIBALD	February 27, 2019
(Benjamin Archibald, Attorney-In-Fact)

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EXHIBIT INDEX

Exhibit No.	Description

(h)(1)(b)	Form of Letter Agreement among Registrant, BlackRock and JPMorgan Chase Bank, N.A.

(j)	Consent of Independent Registered Public Accounting Firm.